UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (84.2%):
Aerospace & Defense (2.2%):
210,061	Finmeccanica SpA	$2,613,098
684,000	Singapore Technologies Engineering, Ltd.	1,107,469

		3,720,567

Air Freight & Logistics (0.7%):
68,204	TNT NV	1,166,585

Auto Components (0.7%):
58,600	Denso Corp.	1,184,106

Automobiles (2.3%):
30,200	Porsche AG	1,449,555
74,400	Toyota Motor Corp.	2,386,577

		3,836,132

Beverages (3.4%):
148,325	Anheuser-Busch Inbev NV	4,095,112
63,939	Heineken Holding NV	1,556,840

		5,651,952

Capital Markets (0.5%):
12,967	Deutsche Boerse AG	785,356

Chemicals (3.7%):
62,552	Bayer AG	3,046,105
15,724	Syngenta AG, Registered Shares	3,162,212

		6,208,317

Commercial Banks (2.6%):
292,974	Akbank T.A.S.	863,438
36,903	BNP Paribas, Inc.	1,520,777
306,000	United Overseas Bank, Ltd.	1,957,942

		4,342,157

Commercial Services & Supplies (0.9%):
156,110	Capita Group plc	1,517,236

Communications Equipment (0.6%):
82,287	Nokia OYJ	963,202

Construction Materials (0.8%):
61,007	CRH plc	1,311,983

Distributors (0.8%):
544,000	Li & Fung, Ltd.	1,277,836

Diversified Telecommunication Services (5.4%):
124,390	Koninklijke KPN NV	1,663,243
41,100	Philippine Long Distance Telephone Co.	1,841,171
2,041,000	PT Telekomunikasi Indonesia	1,337,286
208,109	Telefonica SA	4,155,705

		8,997,405

Electronic Equipment & Instruments (4.6%):
100,200	HOYA Corp.	1,983,749
15,787	Keyence Corp.	2,969,177
59,000	Nidec Corp.	2,676,535

		7,629,461

Energy Equipment & Services (0.3%):
121,842	Petroleum Geo-Services*	512,547

Food & Staples Retailing (1.8%):
618,233	Tesco plc	2,958,326

Food Products (2.8%):
138,438	SFR Nestle SA, Class B	4,687,702

Health Care Equipment & Supplies (2.6%):
55,814	Cochlear, Ltd.	1,947,264
39,188	Sonova Holding AG	2,370,620

		4,317,884

Hotels, Restaurants & Leisure (2.2%):
562,157	Compass Group plc	2,568,308
39,607	OPAP SA	1,046,484

		3,614,792

Household Products (1.8%):
79,536	Reckitt Benckiser Group plc	2,992,810

Independent Power Producers & Energy Traders (1.0%):
538,174	International Power plc	1,612,699

Industrial Conglomerates (2.1%):
471,000	Hutchison Whampoa, Ltd.	2,310,090
377,000	Keppel Corp., Ltd.	1,256,084

		3,566,174

Insurance (0.9%):
143,563	Aviva plc	443,780
42,079	Axa	510,853
45,845	QBE Insurance Group, Ltd.	616,212

		1,570,845

IT Services (2.5%):
22,841	Cap Gemini SA	735,661
131,921	Infosys Technologies, Ltd., SP ADR	3,513,056

		4,248,717

Machinery (1.9%):
49,710	Bharat Heavy Electricals, Ltd.	1,489,608
25,500	Fanuc, Ltd.	1,747,915

		3,237,523

Media (3.7%):
137,808	Grupo Televisa SA, ADR	1,879,701
299,259	Informa Group Co., plc	1,125,311
240,933	Reed Elsevier plc	1,728,569
252,910	WPP plc	1,421,886

		6,155,467

Metals & Mining (1.8%):
132,024	BHP Billiton, Ltd.	2,941,602

Oil, Gas & Consumable Fuels (6.9%):
88,589	BG Group plc	1,342,524
32,097	Canadian Natural Resources, Ltd.	1,245,430
136,319	Eni SpA	2,624,200
57,652	Petroleo Brasileiro SA, ADR, Class A	1,412,474
74,879	Suncor Energy, Inc.	1,671,634
64,347	Total SA	3,190,844

		11,487,106

Pharmaceuticals (11.7%):
31,200	Merck KGaA*	2,746,236
58,475	Novo Nordisk A/S, Class B	2,805,254
42,243	Roche Holding AG	5,801,770
220,574	Shire, Ltd.	2,690,211
123,971	Teva Pharmaceutical Industries, Ltd., ADR	5,584,894

		19,628,365

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Road & Rail (0.8%):
36,560	Canadian National Railway Co.	$1,310,997

Semiconductors & Semiconductor Equipment (1.3%):
241,310	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,159,725

Software (0.7%):
4,300	Nintendo Co., Ltd.	1,261,531

Specialty Retail (0.8%):
255,300	Esprit Holdings, Ltd.	1,317,962

Textiles, Apparel & Luxury Goods (1.0%):
10,532	Puma AG	1,604,369

Tobacco (3.0%):
28,915	British American Tobacco plc	669,412
196,148	Imperial Tobacco Group plc	4,404,406

		5,073,818

Wireless Telecommunication Services (3.4%):
101,182	America Movil, SAB de C.V., ADR, Series L	2,740,008
1,684,068	Vodafone Group plc	2,941,553

		5,681,561

Total Common Stocks (Cost $185,270,974)		140,534,817

Rights (0.2%):
Beverages (0.0%):
87,552	Anheuser-Busch InBev NV*	350

Construction Materials (0.2%):
16,927	CRH plc*	368,765

Total Rights (Cost $191,810)		369,115

Investment Company (11.7%):
19,498,382	Dreyfus Treasury Prime Cash Management, 0.09%(a)	19,498,382

Total Investment Company (Cost $19,498,382)		19,498,382

Total Investment Securities (Cost $204,961,166)(b)—96.1%		160,402,314

Net other assets (liabilities) — 3.9%		6,596,205

NET ASSETS — 100.0%		$166,998,519

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $210,463,491. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,109,839
Unrealized depreciation	(55,171,016)

Net unrealized depreciation	$(50,061,177)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United Kingdom	16.1%
United States	12.2%
Switzerland	10.0%
Japan	8.9%
Germany	6.0%
France	3.7%
Israel	3.5%
Australia	3.4%
Italy	3.3%
Hong Kong	3.1%
India	3.1%
Mexico	2.9%
Netherlands	2.7%
Singapore	2.7%
Belgium	2.6%
Canada	2.6%
Spain	2.6%
Denmark	1.7%
Jersey	1.7%
Taiwan	1.3%
Philippine	1.1%
Ireland	1.0%
Brazil	0.9%
Indonesia	0.8%
Greece	0.7%
Finland	0.6%
Turkey	0.5%
Norway	0.3%

Total	100.0%

     As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Unrealized Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 62,669 Canadian Dollars in exchange for U.S. Dollars	4/1/09	$50,004	$49,718	$(286)
Receive 221,428 Hungarian Forint in exchange for U.S. Dollars	4/2/09	194,576	194,593	17
Receive 236,918 British Sterling Pounds in exchange for U.S. Dollars	4/2/09	338,935	339,882	947
Receive 464,438 Hong Kong Dollar in exchange for U.S. Dollars	4/2/09	59,931	59,924	(7)
Receive 46,183 Norwegian Krone in exchange for U.S. Dollars	4/2/09	6,909	6,875	(34)

				$637

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.7%):
Aerospace & Defense (2.1%):
20,100	General Dynamics Corp.	$835,959
57,700	Honeywell International, Inc.	1,607,522

		2,443,481

Air Freight & Logistics (0.7%):
16,800	United Parcel Service, Inc., Class B	826,896

Airline (0.9%):
181,500	Delta Air Lines, Inc.*	1,021,845

Beverages (3.7%):
70,000	Coca-Cola Co. (The)	3,076,500
23,300	PepsiCo, Inc.	1,199,484

		4,275,984

Biotechnology (3.8%):
27,700	Celgene Corp.*	1,229,880
19,200	Genzyme Corp.*	1,140,288
44,400	Gilead Sciences, Inc.*	2,056,608

		4,426,776

Capital Markets (0.8%):
9,200	Goldman Sachs Group, Inc.	975,384

Chemicals (0.8%):
27,300	Ecolab, Inc.	948,129

Commercial Services & Supplies (0.8%):
38,200	Waste Management, Inc.	977,920

Communications Equipment (7.0%):
207,100	Cisco Systems, Inc.*	3,473,067
118,700	QUALCOMM, Inc.	4,618,617

		8,091,684

Computers & Peripherals (6.2%):
27,900	Apple, Inc.*	2,932,848
59,300	Hewlett-Packard Co.	1,901,158
23,900	International Business Machines Corp.	2,315,671

		7,149,677

Construction & Engineering (0.7%):
23,600	Fluor Corp.	815,380

Diversified Consumer Services (1.4%):
21,400	Apollo Group, Inc., Class A*	1,676,262

Diversified Financial Services (1.9%):
4,900	CME Group, Inc.	1,207,311
35,400	JPMorgan Chase & Co.	940,932

		2,148,243

Diversified Telecommunication Services (0.5%):
24,600	AT&T, Inc.	619,920

Energy Equipment & Services (2.0%):
25,800	Schlumberger, Ltd.	1,047,996
22,500	Transocean, Ltd.*	1,323,900

		2,371,896

Food & Staples Retailing (4.1%):
30,700	Kroger Co.	651,454
39,100	Safeway, Inc.	789,429
63,600	Wal-Mart Stores, Inc.	3,313,560

		4,754,443

Health Care Equipment & Supplies (1.5%):
9,800	Bard (C.R.), Inc.	781,256
24,900	Henry Schein, Inc.*	996,249

		1,777,505

Health Care Providers & Services (2.2%):
42,400	Medco Health Solutions, Inc.*	1,752,816
38,100	UnitedHealth Group, Inc.	797,433

		2,550,249

Hotels, Restaurants & Leisure (2.8%):
73,200	Burger King Holdings, Inc.	1,679,940
29,700	McDonald’s Corp.	1,620,729

		3,300,669

Household Durables (0.8%):
92,600	D. R. Horton, Inc.	898,220

Household Products (1.1%):
15,300	Clorox Co. (The)	787,644
9,400	Procter & Gamble Co. (The)	442,646

		1,230,290

Industrial Conglomerate (1.1%):
25,300	3M Co.	1,257,916

Insurance (1.0%):
29,300	Travelers Cos., Inc. (The)	1,190,752

Internet & Catalog Retail (1.7%):
26,200	Amazon.com, Inc.*	1,924,128

Internet Software & Services (2.7%):
9,100	Google, Inc., Class A*	3,167,346

IT Services (0.4%):
17,200	Accenture, Ltd., Class A	472,828

Life Sciences Tools & Services (0.9%):
29,600	Thermo Fisher Scientific, Inc.*	1,055,832

Machinery (4.4%):
44,300	Cummins, Inc.	1,127,435
53,700	Danaher Corp.	2,911,614
31,600	Deere & Co.	1,038,692

		5,077,741

Metals & Mining (2.2%):
22,600	Agnico-Eagle Mines, Ltd.	1,286,392
33,000	Freeport-McMoRan Copper & Gold, Inc., Class B	1,257,630

		2,544,022

Multiline Retail (2.3%):
63,700	Kohl’s Corp.*	2,695,784

Oil, Gas & Consumable Fuels (6.0%):
7,200	Apache Corp.	461,448
11,900	EOG Resources, Inc.	651,644
26,600	Exxon Mobil Corp.	1,811,460
48,400	Massey Energy Co.	489,808
36,600	Petrohawk Energy Corp.*	703,818
39,100	Petroleo Brasileiro SA, ADR	1,191,377
22,000	Range Resources Corp.	905,520
39,200	Valero Energy Corp.	701,680

		6,916,755

Pharmaceuticals (6.8%):
63,300	Abbott Laboratories	3,019,410
29,500	Johnson & Johnson Co.	1,551,700
70,100	Schering Plough Corp.	1,650,855
38,500	Teva Pharmaceutical Industries, Ltd., ADR	1,734,425

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
		$7,956,390

Semiconductors & Semiconductor Equipment (5.1%):
90,000	Broadcom Corp., Class A*	1,798,200
56,600	Lam Research Corp.*	1,288,782
112,300	NVIDIA Corp.*	1,107,278
279,700	PMC-Sierra, Inc.*	1,784,486

		5,978,746

Software (9.3%):
187,100	Activision Blizzard, Inc.*	1,957,066
29,000	Adobe Systems, Inc.*	620,310
70,700	Check Point Software Technologies, Ltd.*	1,570,247
138,600	Microsoft Corp.	2,546,082
142,600	Oracle Corp.*	2,576,782
46,200	Salesforce.com, Inc.*	1,512,126

		10,782,613

Specialty Retail (3.5%):
92,300	CarMax, Inc.*	1,148,212
53,600	Home Depot, Inc.	1,262,816
47,200	Ross Stores, Inc.	1,693,536

		4,104,564

Tobacco (1.7%):
55,100	Philip Morris International, Inc.	1,960,458

Wireless Telecommunication Services (2.8%):
86,900	American Tower Corp., Class A*	2,644,367
33,200	MetroPCS Communications, Inc.*	567,056

		3,211,423

Total Common Stocks (Cost $108,572,791)		113,578,151

Investment Company (3.7%):
4,313,697	Dreyfus Treasury Prime Cash Management, 0.09%(a)	4,313,697

Total Investment Company (Cost $4,313,697)		4,313,697

Total Investment Securities (Cost $112,886,488)(b)—101.4%		117,891,848

Net other assets (liabilities) — (1.4)%		(1,654,187)

NET ASSETS — 100.0%		$116,237,661

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $117,083,281. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,575,429
Unrealized depreciation	(8,766,862)

Net unrealized appreciation	$808,567

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	92.7%
Israel	2.8%
Canada	1.1%
Switzerland	1.1%
Brazil	1.0%
Netherlands	0.9%
Bermuda	0.4%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.9%):
Aerospace & Defense (2.1%):
21,800	General Dynamics Corp.	$906,662
63,000	Honeywell International, Inc.	1,755,180

		2,661,842

Air Freight & Logistics (0.7%):
18,400	United Parcel Service, Inc., Class B	905,648

Airline (0.9%):
198,300	Delta Air Lines, Inc.*	1,116,429

Beverages (3.8%):
76,500	Coca-Cola Co. (The)	3,362,175
25,500	PepsiCo, Inc.	1,312,740

		4,674,915

Biotechnology (3.9%):
30,300	Celgene Corp.*	1,345,320
21,000	Genzyme Corp.*	1,247,190
48,500	Gilead Sciences, Inc.*	2,246,520

		4,839,030

Capital Markets (0.9%):
10,000	Goldman Sachs Group, Inc.	1,060,200

Chemicals (0.8%):
29,900	Ecolab, Inc.	1,038,427

Commercial Services & Supplies (0.9%):
41,700	Waste Management, Inc.	1,067,520

Communications Equipment (7.1%):
225,600	Cisco Systems, Inc.*	3,783,312
129,200	QUALCOMM, Inc.	5,027,172

		8,810,484

Computers & Peripherals (6.3%):
30,500	Apple, Inc.*	3,206,160
64,700	Hewlett-Packard Co.	2,074,282
26,100	International Business Machines Corp.	2,528,829

		7,809,271

Construction & Engineering (0.7%):
25,400	Fluor Corp.	877,570

Diversified Consumer Services (1.5%):
23,300	Apollo Group, Inc., Class A*	1,825,089

Diversified Financial Services (1.9%):
5,300	CME Group, Inc.	1,305,867
37,900	JPMorgan Chase & Co.	1,007,382

		2,313,249

Diversified Telecommunication Services (0.5%):
26,900	AT&T, Inc.	677,880

Energy Equipment & Services (2.0%):
26,400	Schlumberger, Ltd.	1,072,368
24,600	Transocean, Ltd.*	1,447,464

		2,519,832

Food & Staples Retailing (4.2%):
33,500	Kroger Co.	710,870
42,700	Safeway, Inc.	862,113
69,500	Wal-Mart Stores, Inc.	3,620,950

		5,193,933

Health Care Equipment & Supplies (1.6%):
10,700	Bard (C.R.), Inc.	853,004
27,200	Henry Schein, Inc.*	1,088,272

		1,941,276

Health Care Providers & Services (2.2%):
46,300	Medco Health Solutions, Inc.*	1,914,042
41,500	UnitedHealth Group, Inc.	868,595

		2,782,637

Hotels, Restaurants & Leisure (2.9%):
80,000	Burger King Holdings, Inc.	1,836,000
32,400	McDonald’s Corp.	1,768,068

		3,604,068

Household Durables (0.8%):
101,100	D. R. Horton, Inc.	980,670

Household Products (1.1%):
16,700	Clorox Co. (The)	859,716
10,300	Procter & Gamble Co. (The)	485,027

		1,344,743

Industrial Conglomerate (1.1%):
27,700	3M Co.	1,377,244

Insurance (1.1%):
33,200	Travelers Cos., Inc. (The)	1,349,248

Internet & Catalog Retail (1.7%):
28,600	Amazon.com, Inc.*	2,100,384

Internet Software & Services (2.8%):
9,900	Google, Inc., Class A*	3,445,794

IT Services (0.4%):
18,800	Accenture, Ltd., Class A	516,812

Life Sciences Tools & Services (0.9%):
32,400	Thermo Fisher Scientific, Inc.*	1,155,708

Machinery (4.5%):
48,400	Cummins, Inc.	1,231,780
58,700	Danaher Corp.	3,182,714
34,600	Deere & Co.	1,137,302

		5,551,796

Metals & Mining (2.2%):
24,600	Agnico-Eagle Mines, Ltd.	1,400,232
36,100	Freeport-McMoRan Copper & Gold, Inc., Class B	1,375,771

		2,776,003

Multiline Retail (2.4%):
69,600	Kohl’s Corp.*	2,945,472

Oil, Gas & Consumable Fuels (6.1%):
7,700	Apache Corp.	493,493
13,000	EOG Resources, Inc.	711,880
29,100	Exxon Mobil Corp.	1,981,710
52,100	Massey Energy Co.	527,252
40,000	Petrohawk Energy Corp.*	769,200
42,600	Petroleo Brasileiro SA, ADR	1,298,022
24,000	Range Resources Corp.	987,840
41,600	Valero Energy Corp.	744,640

		7,514,037

Pharmaceuticals (7.0%):
69,200	Abbott Laboratories	3,300,840
32,200	Johnson & Johnson Co.	1,693,720
76,300	Schering Plough Corp.	1,796,865
42,000	Teva Pharmaceutical Industries, Ltd., ADR	1,892,100

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
		$8,683,525

Semiconductors & Semiconductor Equipment (5.3%):
98,500	Broadcom Corp., Class A*	1,968,030
61,900	Lam Research Corp.*	1,409,463
123,100	NVIDIA Corp.*	1,213,766
304,600	PMC-Sierra, Inc.*	1,943,348

		6,534,607

Software (9.5%):
204,300	Activision Blizzard, Inc.*	2,136,978
31,700	Adobe Systems, Inc.*	678,063
76,900	Check Point Software Technologies, Ltd.*	1,707,949
151,400	Microsoft Corp.	2,781,218
155,400	Oracle Corp.*	2,808,078
50,500	Salesforce.com, Inc.*	1,652,865

		11,765,151

Specialty Retail (3.6%):
100,900	CarMax, Inc.*	1,255,196
58,600	Home Depot, Inc.	1,380,616
51,600	Ross Stores, Inc.	1,851,408

		4,487,220

Tobacco (1.7%):
60,200	Philip Morris International, Inc.	2,141,916

Wireless Telecommunication Services (2.8%):
94,900	American Tower Corp., Class A*	2,887,807
36,200	MetroPCS Communications, Inc.*	618,296

		3,506,103

Total Common Stocks (Cost $125,201,489)		123,895,733

Investment Company (0.4%):
446,946	Dreyfus Treasury Prime Cash Management, 0.09%(a)	446,946

Total Investment Company (Cost $446,946)		446,946

Total Investment Securities (Cost $125,648,435)(b)—100.3%		124,342,679

Net other assets (liabilities) — (0.3)%		(361,792)

NET ASSETS — 100.0%		$123,980,887

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $128,067,728. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,962,133
Unrealized depreciation	(9,687,182)

Net unrealized depreciation	$(3,725,049)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	92.5%
Israel	2.9%
Switzerland	1.2%
Canada	1.1%
Brazil	1.0%
Netherlands	0.9%
Bermuda	0.4%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.8%):
Aerospace & Defense (2.0%):
5,000	Alliant Techsystems, Inc.*	$334,900
7,500	L-3 Communications Holdings, Inc.	508,500
31,000	Spirit Aerosystems Holdings, Inc.*	309,070

		1,152,470

Airline (0.5%):
48,000	Delta Air Lines, Inc.*	270,240

Auto Components (0.9%):
25,900	BorgWarner, Inc.	525,770

Beverages (2.5%):
27,000	Fomento Economico Mexicano, SA de CV, ADR	680,670
33,300	Pepsi Bottling Group, Inc. (The)	737,262

		1,417,932

Capital Markets (2.8%):
61,900	Ameriprise Financial, Inc.	1,268,331
11,900	T. Rowe Price Group, Inc.	343,434

		1,611,765

Chemicals (3.0%):
11,700	Air Products & Chemicals, Inc.	658,125
21,600	Albemarle Corp.	470,232
15,600	PPG Industries, Inc.	575,640

		1,703,997

Commercial Banks (9.6%):
21,800	Bank of Hawaii Corp.	718,964
18,400	City National Corp.	621,368
43,300	Comerica, Inc.	792,823
22,300	Cullen/Frost Bankers, Inc.	1,046,762
38,800	KeyCorp	305,356
41,400	Marshall & Ilsley Corp.	233,082
28,500	SVB Financial Group*	570,285
86,100	TCF Financial Corp.	1,012,536
21,800	Zions Bancorp	214,294

		5,515,470

Commercial Services & Supplies (0.7%):
33,200	AerCap Holdings NV*	107,900
10,600	Canadian Pacific Railway, Ltd.	314,078

		421,978

Computers & Peripherals (1.5%):
18,200	Diebold, Inc.	388,570
59,100	NCR Corp.*	469,845

		858,415

Construction & Engineering (0.8%):
9,400	Jacobs Engineering Group, Inc.*	363,404
3,642	Navistar International Corp.*	121,861

		485,265

Containers & Packaging (2.1%):
23,600	Crown Holdings, Inc.*	536,428
51,300	Packaging Corp. of America	667,926

		1,204,354

Distributors (0.8%):
14,900	Genuine Parts Co.	444,914

Diversified Financial Services (0.7%):
5,700	Greenhill & Co., Inc.	420,945

Electric Utilities (3.4%):
12,300	American Electric Power Co., Inc.	310,698
5,400	Entergy Corp.	367,686
15,800	FPL Group, Inc.	801,534
23,200	Northeast Utilities	500,888

		1,980,806

Electrical Equipment (1.1%):
24,700	Cooper Industries, Ltd., Class A	638,742

Electronic Equipment & Instruments (2.1%):
18,100	Agilent Technologies, Inc.*	278,197
28,700	Arrow Electronics, Inc.*	547,022
7,800	Mettler-Toledo International, Inc.*	400,374

		1,225,593

Energy Equipment & Services (1.9%):
23,754	Complete Production Services, Inc.*	73,162
14,800	National-Oilwell Varco, Inc.*	424,908
24,100	Noble Corp.	580,569

		1,078,639

Food & Staples Retailing (0.6%):
16,600	Kroger Co.	352,252

Food Products (3.6%):
28,100	ConAgra Foods, Inc.	474,047
31,300	Dean Foods Co.*	565,904
14,600	Hershey Co.	507,350
10,800	J.M. Smucker Co. (The)	402,516
13,000	Smithfield Foods, Inc.*	122,980

		2,072,797

Gas Utilities (0.8%):
17,100	AGL Resources, Inc.	453,663

Health Care Equipment & Supplies (2.8%):
11,400	Beckman Coulter, Inc.	581,514
13,500	Cooper Companies, Inc.	356,940
22,100	Hospira, Inc.*	682,006

		1,620,460

Health Care Providers & Services (2.4%):
16,800	Amerisource Bergen Corp.	548,688
24,300	Community Health Systems, Inc.*	372,762
11,574	Universal Health Services, Inc., Class B	443,747

		1,365,197

Hotels, Restaurants & Leisure (2.5%):
46,400	Regal Entertainment Group, Class A	622,224
41,900	Royal Caribbean Cruises, Ltd.	335,619
37,300	Starwood Hotels & Resorts Worldwide, Inc.	473,710

		1,431,553

Household Durables (1.0%):
20,100	Stanley Works (The)	585,312

Household Products (1.1%):
12,100	Clorox Co. (The)	622,908

Industrial Conglomerates (2.1%):
19,800	Harsco Corp.	438,966
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
16,100	Teleflex, Inc.	$629,349
28,100	Textron, Inc.	161,294

		1,229,609

Insurance (7.7%):
20,600	ACE, Ltd.	832,240
15,600	Aon Corp.	636,792
24,700	Axis Capital Holdings, Ltd.	556,738
54,500	Marsh & McLennan Cos., Inc.	1,103,625
39,900	Reinsurance Group of America, Inc.	1,292,361

		4,421,756

Internet Software & Services (0.6%):
18,000	VeriSign, Inc.*	339,660

Leisure Equipment & Products (1.3%):
29,900	Hasbro, Inc.	749,593

Machinery (1.8%):
26,100	Kennametal, Inc.	423,081
17,400	Parker Hannifin Corp.	591,252

		1,014,333

Marine (0.6%):
17,400	Alexander & Baldwin, Inc.	331,122

Metals & Mining (0.4%):
11,900	Allegheny Technologies, Inc.	260,967

Multi-Utilities (8.0%):
31,600	PG&E Corp.	1,207,752
20,600	Public Service Enterprise Group, Inc.	607,082
24,300	Sempra Energy	1,123,632
16,900	Wisconsin Energy Corp.	695,773
51,100	Xcel Energy, Inc.	951,993

		4,586,232

Oil, Gas & Consumable Fuels (6.0%):
23,800	Cabot Oil & Gas Corp., Class A	560,966
62,000	El Paso Corp.	387,500
15,600	Forest Oil Corp.*	205,140
7,800	Hess Corp.	422,760
26,100	Newfield Exploration Co.*	592,470
21,600	Peabody Energy Corp.	540,864
66,400	Williams Cos., Inc. (The)	755,632

		3,465,332

Paper & Forest Products (1.3%):
27,600	Weyerhaeuser Co.	760,932

Personal Products (1.5%):
25,600	Avon Products, Inc.	492,288
15,700	Estee Lauder Co., Inc. (The), Class A	387,005

		879,293

Real Estate Investment Trusts (REITs) (5.4%):
14,000	Alexandria Real Estate Equities, Inc.	509,600
10,400	Boston Properties, Inc.	364,312
14,400	Equity Residential Property Trust	264,240
27,400	Plum Creek Timber Co., Inc.	796,518
30,300	ProLogis Trust	196,950
32,900	Rayonier, Inc.	994,238

		3,125,858

Semiconductors & Semiconductor Equipment (0.9%):
12,400	Intersil Corp., Class A	142,600
18,234	Marvell Technology Group, Ltd.*	167,024
23,400	Verigy, Ltd.*	193,050

		502,674

Software (2.3%):
24,700	Activision Blizzard, Inc.*	258,362
16,300	Citrix Systems, Inc.*	369,032
43,200	Sun Microsystems, Inc.*	316,224
18,600	Synopsys, Inc.*	385,578

		1,329,196

Specialty Retail (3.4%):
15,800	Bed Bath & Beyond, Inc.*	391,050
56,300	Foot Locker, Inc.	590,024
15,700	GameStop Corp., Class A*	439,914
15,900	Ross Stores, Inc.	570,492

		1,991,480

Textiles, Apparel & Luxury Goods (1.3%):
18,300	Polo Ralph Lauren Corp.	773,175

Total Common Stocks (Cost $56,148,184)		55,222,649

Convertible Preferred Stocks (1.6%):
6,200	Freeport-McMoran Copper & Gold, Inc.	400,334
8,000	Johnson Controls, Inc.	509,520

Total Convertible Preferred Stocks (Cost $667,716)		909,854

Convertible Bonds (0.2%):
157,000	Vornado Realty Trust, 3.63%, 11/15/26	122,460

Total Convertible Bonds (Cost $126,870)		122,460

Investment Company (4.1%):
2,375,548	Dreyfus Treasury Prime Cash Management, 0.09%(a)	2,375,548

Total Investment Company (Cost $2,375,548)		2,375,548

Total Investment Securities (Cost $59,318,318)(b)—101.7%		58,630,511

Net other assets (liabilities) — (1.7)%		(982,791)

NET ASSETS — 100.0%		$57,647,720

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $60,355,640. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,270,829
Unrealized depreciation	(4,995,958)

Net unrealized depreciation	$(1,725,129)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	92.5%
Switzerland	2.4%
Bermuda	2.3%
Mexico	1.2%
Liberia	0.6%
Canada	0.5%
Singapore	0.3%
Netherlands	0.2%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Aerospace & Defense (0.6%):
7,410	AAR Corp.*	$92,921
3,150	Esterline Technologies Corp.*	63,599
7,930	Ladish Co., Inc.*	57,572

		214,092

Air Freight & Logistics (0.2%):
23,269	Pacer International, Inc.	81,442

Airlines (0.7%):
8,732	Republic Airways Holdings, Inc.*	56,583
13,360	SkyWest, Inc.	166,199

		222,782

Auto Components (0.4%):
6,690	BorgWarner, Inc.	135,807

Building Products (1.4%):
25,000	Builders FirstSource, Inc.*	50,500
4,780	Cavco Industries, Inc.*	112,808
6,540	Lennox International, Inc.	173,049
8,740	NCI Building Systems, Inc.*	19,403
4,340	Universal Forest Products, Inc.	115,487

		471,247

Capital Markets (1.2%):
5,590	Federated Investors, Inc.	124,433
20,490	Janus Capital Group, Inc.	136,259
5,876	Piper Jaffray Cos., Inc.*	151,542

		412,234

Chemicals (1.6%):
6,150	Cytec Industries, Inc.	92,373
17,400	H.B. Fuller Co.	226,200
10,900	OM Group, Inc.*	210,588

		529,161

Commercial Banks (10.5%):
5,260	BancFirst Corp.	191,464
17,170	BancTrust Financial Group, Inc.	108,686
10,597	Bank of Granite Corp.	18,121
18,320	BankFinancial Corp.	182,650
21,270	Beneficial Mutual Bancorp, Inc.*	209,509
10,370	Bryn Mawr Bank Corp.	174,735
12,811	Capitol Bancorp, Ltd.	53,166
14,220	Chemical Financial Corp.	295,918
10,830	Columbia Banking System, Inc.	69,312
6,660	Community Trust Bancorp, Inc.	178,155
2,030	First Citizens BancShares, Inc., Class A	267,554
8,750	First Financial Corp.	322,875
100	First National Bank Alaska	161,500
9,960	Merchants Bancshares, Inc.	184,260
13,080	Northfield Bancorp. Inc.	142,964
11,380	Northrim BanCorp, Inc.	113,459
30,530	South Financial Group, Inc. (The)	33,583
15,510	Sterling Bancorp	153,549
11,780	Taylor Capital Group, Inc.*	52,421
14,230	United Financial Bancorp, Inc.	186,271
14,790	West Coast Bancorp	32,834
25,520	Westfield Financial, Inc.	224,576
13,140	Whitney Holding Corp.	150,453

		3,508,015

Commercial Services & Supplies (3.3%):
7,580	ABM Industries, Inc.	124,312
11,340	CDI Corp.	110,225
7,800	Consolidated Graphics, Inc.*	99,216
10,789	Kforce, Inc.*	75,847
11,780	Korn/Ferry International*	106,727
4,440	Layne Christensen Co.*	71,351
21,197	LECG Corp.*	53,840
36,240	MPS Group, Inc.*	215,628
11,449	TeleTech Holdings, Inc.*	124,679
4,660	United Stationers, Inc.*	130,853

		1,112,678

Communications Equipment (3.3%):
19,090	ADC Telecommunications, Inc.*	83,805
12,540	Anaren, Inc.*	137,188
4,000	Bel Fuse, Inc., Class B	53,760
6,690	Black Box Corp.	157,951
14,540	Ciena Corp.*	113,121
3,910	Comtech Telecommunications Corp.*	96,851
13,530	Dycom Industries, Inc.*	78,339
6,850	Plantronics, Inc.	82,679
8,130	Tekelec*	107,560
38,870	Tellabs, Inc.*	178,024

		1,089,278

Computers & Peripherals (1.0%):
12,010	Electronics For Imaging, Inc.*	117,698
17,250	Emulex Corp.*	86,767
10,390	QLogic Corp.*	115,537

		320,002

Construction & Engineering (1.3%):
12,320	Emcor Group, Inc.*	211,534
11,160	KBR, Inc.	154,120
11,110	KHD Humboldt Wedag International, Ltd.*	76,770

		442,424

Construction Materials (0.4%):
6,094	Eagle Materials, Inc.	147,780

Consumer Finance (0.6%):
13,340	Cash America International, Inc.	208,904

Containers & Packaging (1.6%):
3,650	Greif, Inc., Class A	121,509
8,740	Greif, Inc., Class B	285,448
9,970	Packaging Corp. of America	129,809

		536,766

Diversified Consumer Services (0.9%):
6,960	CSS Industries, Inc.	118,320
7,210	Regis Corp.	104,185
8,410	Sotheby’s	75,690

		298,195

Diversified Financial Services (1.4%):
11,440	ESSA Bancorp, Inc.	152,266
24,350	Medallion Financial Corp.	180,434
4,360	PICO Holdings, Inc.*	131,105

		463,805

Diversified Telecommunication Services (0.4%):
11,420	Warwick Valley Telephone Co.	125,506

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities (2.5%):
7,820	ALLETE, Inc.	$208,716
12,870	El Paso Electric Co.*	181,338
8,780	Great Plains Energy, Inc.	118,267
5,890	Hawaiian Electric Industries, Inc.	80,929
2,434	Maine & Maritimes Corp.	85,190
7,870	UIL Holdings Corp.	175,658

		850,098

Electrical Equipment (0.8%):
7,400	Belden CDT, Inc.	92,574
26,840	GrafTech International, Ltd.*	165,334

		257,908

Electronic Equipment & Instruments (2.9%):
6,160	Anixter International, Inc.*	195,149
19,670	Benchmark Electronics, Inc.*	220,304
25,620	Brightpoint, Inc.*	109,653
12,340	CPI International, Inc.*	115,996
30	Electro Scientific Industries, Inc.*	178
6,260	MTS Systems Corp.	142,415
28,985	Nam Tai Electronics, Inc.	107,824
5,790	Plexus Corp.*	80,018

		971,537

Energy Equipment & Services (1.4%):
5,050	Lufkin Industries, Inc.	191,294
4,900	Patterson-UTI Energy, Inc.	43,904
3,821	Superior Well Services, Inc.*	19,602
15,147	TGC Industries, Inc.*	33,172
4,770	Tidewater, Inc.	177,110

		465,082

Food & Staples Retailing (3.5%):
3,890	BJ’s Wholesale Club, Inc.*	124,441
6,560	Casey’s General Stores, Inc.	174,890
10,200	Fresh Del Monte Produce, Inc.*	167,484
6,790	Ruddick Corp.	152,435
5,500	Spartan Stores, Inc.	84,755
10,920	Weis Markets, Inc.	338,957
8,650	Whole Foods Market, Inc.	145,320

		1,188,282

Food Products (1.3%):
4,260	Flowers Foods, Inc.	100,025
3,440	J & J Snack Foods Corp.	118,989
3,120	Lancaster Colony Corp.	129,417
7,620	Maui Land & Pineapple Co., Inc.*	64,694
278	Ralcorp Holdings, Inc.*	14,979

		428,104

Health Care Equipment & Supplies (1.5%):
3,900	Analogic Corp.	124,878
13,260	Omnicell, Inc.*	103,693
8,640	STERIS Corp.	201,139
4,272	ZOLL Medical Corp.*	61,346

		491,056

Health Care Providers & Services (5.3%):
4,310	AmSurg Corp.*	68,313
21,447	Cross Country Healthcare, Inc.*	140,478
11,900	Healthspring, Inc.*	99,603
13,260	Kindred Healthcare, Inc.*	198,237
2,900	Magellan Health Services, Inc.*	105,676
4,870	MEDNAX, Inc.*	143,519
9,010	National Health Investors, Inc. REIT	242,099
31,610	NovaMed, Inc.*	71,755
3,440	Owens & Minor, Inc.	113,967
14,306	RehabCare Group, Inc.*	249,497
17,750	Res-Care, Inc.*	258,440
6,940	U.S. Physical Therapy, Inc.*	67,179

		1,758,763

Hotels, Restaurants & Leisure (2.1%):
27,390	Benihana, Inc., Class A*	70,940
7,520	Bob Evans Farms, Inc.	168,598
6,120	CEC Entertainment, Inc.*	158,386
5,530	Jack in the Box, Inc.*	128,794
10,050	Landry’s Restaurants, Inc.	52,461
7,170	Red Robin Gourmet Burgers*	126,407

		705,586

Household Durables (0.8%):
20,340	American Greetings Corp., Class A	102,920
4,441	Avatar Holdings, Inc.*	66,526
9,630	Ethan Allen Interiors, Inc.	108,434

		277,880

Industrial Conglomerates (0.8%):
3,090	Ameron International Corp.	162,720
4,030	Harsco Corp.	89,345

		252,065

Insurance (8.1%):
9,430	Baldwin & Lyons, Inc., Class B	178,416
16,180	CNA Surety Corp.*	298,359
8,990	eHealth, Inc.*	143,930
10,306	EMC Insurance Group, Inc.	217,147
14,056	FBL Financial Group, Inc., Class A	58,332
3,198	First Mercury Financial Corp.*	46,179
17,750	Genworth Financial, Inc.	33,725
5,380	Harleysville Group, Inc.	171,138
20,640	Horace Mann Educators Corp.	172,757
1,030	National Western Life Insurance Co., Class A	116,390
4,850	Navigators Group, Inc.*	228,823
44,503	RAM Holdings, Ltd.*	11,126
3,570	RLI Corp.	179,214
7,500	Safety Insurance Group, Inc.	233,100
10,390	Selective Insurance Group, Inc.	126,342
10,690	Stewart Information Services Corp.	208,455
33,974	United America Indemnity, Ltd., Class A*	136,575
6,361	United Fire & Casualty Co.	139,688

		2,699,696

Internet Software & Services (0.2%):
14,450	InfoSpace, Inc.*	75,140

IT Services (1.7%):
7,750	Acxiom Corp.	57,350
4,674	CACI International, Inc., Class A*	170,554
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
IT Services, continued
8,680	CSG Systems International, Inc.*	$123,950
5,160	Maximus, Inc.	205,678

		557,532

Leisure Equipment & Products (0.2%):
23,750	Brunswick Corp.	81,938

Life Sciences Tools & Services (0.5%):
10,100	PAREXEL International Corp.*	98,273
3,410	Varian, Inc.*	80,953

		179,226

Machinery (1.7%):
4,900	Astec Industries, Inc.*	128,527
9,380	Enpro Industries, Inc.*	160,398
6,292	Freightcar America, Inc.	110,299
7,180	Kadant, Inc.*	82,714
6,190	Robbins & Myers, Inc.	93,902

		575,840

Marine (0.4%):
4,220	Nordic American Tanker Shipping, Ltd.	123,646

Metals & Mining (2.2%):
6,220	Carpenter Technology Corp.	87,826
30,010	Harry Winston Diamond Corp.	86,429
6,689	Haynes International, Inc.*	119,198
4,150	L.B. Foster Co., Class A*	103,044
7,911	Olympic Steel, Inc.	120,010
11,830	RTI International Metals, Inc.*	138,411
3,040	Schnitzer Steel Industries, Inc.	95,426

		750,344

Multi-Utilities (3.2%):
14,040	Avista Corp.	193,471
11,290	Black Hills Corp.	201,978
4,540	CH Energy Group, Inc.	212,926
7,410	MGE Energy, Inc.	232,452
10,680	NorthWestern Corp.	229,406

		1,070,233

Multiline Retail (0.6%):
15,672	America’s Car-Mart, Inc.*	212,983

Oil, Gas & Consumable Fuels (1.6%):
2,660	Comstock Resources, Inc.*	79,268
11,200	Holly Corp.	237,440
11,990	Mariner Energy, Inc.*	92,923
17,100	Stone Energy Corp.*	56,943
8,170	Swift Energy Co.*	59,641

		526,215

Paper & Forest Products (1.2%):
16,305	Clearwater Paper Corp.*	130,929
14,022	Mercer International, Inc.*	9,255
11,660	Potlatch Corp.	270,395

		410,579

Personal Products (0.4%):
10,260	NBTY, Inc.*	144,461

Real Estate Investment Trusts (REITs) (4.9%):
37,960	DCT Industrial Trust, Inc.	120,333
13,380	Duke Realty Corp.	73,590
11,630	DuPont Fabros Technology, Inc.	80,014
20,670	Franklin Street Properties Corp.	254,241
6,990	Getty Realty Corp.	128,266
3,870	Mack-Cali Realty Corp.	76,665
15,340	National Retail Properties, Inc.	242,986
15,260	Sun Communities, Inc.	180,526
25,616	Sunstone Hotel Investors, Inc.	67,370
7,600	Universal Health Realty Income Trust	222,148
14,040	Urstadt Biddle Properties, Inc., Class A	188,417

		1,634,556

Road & Rail (2.0%):
6,070	Genesee & Wyoming, Inc., Class A*	128,987
11,510	Heartland Express, Inc.	170,463
2,150	Ryder System, Inc.	60,867
20,840	Werner Enterprises, Inc.	315,101

		675,418

Semiconductors & Semiconductor Equipment (3.7%):
10,130	Actel Corp.*	102,515
5,530	ATMI, Inc.*	85,328
22,920	Fairchild Semiconductor International, Inc.*	85,492
26,550	Kulicke & Soffa Industries, Inc.*	69,561
9,070	MKS Instruments, Inc.*	133,057
15,372	OmniVision Technologies, Inc.*	103,300
19,320	Skyworks Solutions, Inc.*	155,719
7,040	Standard Microsystems Corp.*	130,944
4,570	Varian Semiconductor Equipment Associates, Inc.*	98,986
13,201	Verigy, Ltd.*	108,908
17,391	Zoran Corp.*	153,041

		1,226,851

Software (2.1%):
6,030	Jack Henry & Associates, Inc.	98,410
10,150	Lawson Software, Inc.*	43,137
19,590	Mentor Graphics Corp.*	86,980
19,890	MSC. Software Corp.*	112,180
9,530	Parametric Technology Corp.*	95,109
5,190	Progress Software Corp.*	90,098
4,000	SPSS, Inc.*	113,720
2,414	Sybase, Inc.*	73,120

		712,754

Specialized REITs (0.7%):
36,340	DiamondRock Hospitality, Co.	145,723
15,681	LaSalle Hotel Properties	91,577

		237,300

Specialty Retail (3.2%):
3,870	Abercrombie & Fitch Co., Class A	92,106
24,089	AnnTaylor Stores Corp.*	125,263
13,100	Foot Locker, Inc.	137,288
6,240	Men’s Wearhouse, Inc. (The)	94,474
6,050	Nutri/System, Inc.	86,333
25,130	OfficeMax, Inc.	78,406
79,087	Pacific Sunwear of California, Inc.*	131,284
16,060	Rent-A-Center, Inc.*	311,082

		1,056,236

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.3%):
15,470	Movado Group, Inc.	$116,644
4,630	Phillips-Van Heusen Corp.	105,008
10,509	Shoe Carnival, Inc.*	108,768
6,310	Wolverine World Wide, Inc.	98,310

		428,730

Thrifts & Mortgage Finance (3.6%):
25,190	Bank Mutual Corp.	228,221
28,447	Brookline Bancorp, Inc.	270,247
17,267	Clifton Savings Bancorp, Inc.	172,670
22,072	Home Federal Bancorp, Inc.	192,689
20,220	TrustCo Bank Corp.	121,724
16,200	Washington Federal, Inc.	215,298

		1,200,849

Trading Companies & Distributors (1.1%):
8,700	Kaman Corp., Class A	109,098
7,940	Watsco, Inc.	270,198

		379,296

Wireless Telecommunication Services (0.6%):
12,570	Syniverse Holdings, Inc.*	198,103

Total Common Stocks (Cost $45,591,307)		33,124,405

Investment Company (1.3%):
447,681	Dreyfus Treasury Prime Cash Management, 0.09%(a)	447,681

Total Investment Company (Cost $447,681)		447,681

Rights (0.0%):
Diversified Financial Services (0.0%):
34,874	United America Indemnity, Ltd., Class A	0

Total Rights (Cost $92,096)		0

Total Investment Securities (Cost $46,131,084)(b)—100.2%		33,572,086

Net other assets (liabilities) — (0.2)%		(74,097)

NET ASSETS — 100.0%		$33,497,989

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

REIT	Real Estate Investment Trust

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $50,918,820. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$709,179
Unrealized depreciation	(18,055,913)

Net unrealized depreciation	$(17,346,734)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	98.3%
Cayman Islands	0.5%
Bermuda	0.4%
Singapore	0.3%
Virgin Islands	0.3%
Canada	0.2%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.4%):
Aerospace & Defense (0.5%):
11,313	Aerovironment, Inc.*	$236,442

Chemicals (0.4%):
9,560	Intrepid Potash, Inc.*	176,382

Communications Equipment (12.7%):
75,020	Corning, Inc.	995,515
12,560	Neutral Tandem, Inc.*	309,102
63,110	Nokia Corp., ADR	736,494
68,050	QUALCOMM, Inc.	2,647,826
15,117	Research In Motion, Ltd.*	651,089
22,000	Tandberg ASA	324,362

		5,664,388

Computers & Peripherals (12.2%):
33,928	Apple, Inc.*	3,566,511
56,660	EMC Corp.*	645,924
56,230	SanDisk Corp.*	711,310
88,040	Seagate Technology	529,120

		5,452,865

Diversified Consumer Services (0.9%):
2,250	Strayer Education, Inc.	404,708

Electrical Equipment (1.1%):
3,650	First Solar, Inc.*	484,355

Electronic Equipment & Instruments (1.4%):
13,520	Agilent Technologies, Inc.*	207,802
26,250	AU Optronics Corp., ADR	220,238
21,670	LG Display Co., Ltd., ADR*	221,467

		649,507

Health Care Equipment & Supplies (0.3%):
17,670	Omnicell, Inc.*	138,179

Household Durables (1.0%):
21,030	Garmin, Ltd.	446,046

Internet & Catalog Retail (2.0%):
9,280	Amazon.com, Inc.*	681,523
5,270	Netflix, Inc.*	226,189

		907,712

Internet Software & Services (6.9%):
17,390	Akamai Technologies, Inc.*	337,366
3,300	Baidu, Inc., ADR*	582,780
8,391	Equinix, Inc.*	471,155
3,260	Google, Inc., Class A*	1,134,675
21,070	VeriSign, Inc.*	397,591
12,652	Vocus, Inc.*	168,145

		3,091,712

IT Services (5.8%):
27,350	Accenture, Ltd., Class A	751,852
23,810	Affiliated Computer Services, Inc., Class A*	1,140,261
18,620	Fiserv, Inc.*	678,885

		2,570,998

Life Sciences Tools & Services (1.2%):
14,240	Illumina, Inc.*	530,298

Professional Services (1.5%):
13,360	FTI Consulting, Inc.*	661,053

Semiconductors & Semiconductor Equipment (14.2%):
35,460	Altera Corp.	622,323
64,260	Analog Devices, Inc.	1,238,290
25,200	ASML Holding NV	441,252
13,910	Atheros Communications*	203,921
13,050	Broadcom Corp., Class A*	260,739
15,010	FEI Co.*	231,604
15,780	International Rectifier Corp.*	213,188
44,040	Intersil Corp., Class A	506,460
20,890	KLA-Tencor Corp.	417,800
46,860	Marvell Technology Group, Ltd.*	429,238
32,560	Maxim Integrated Products, Inc.	430,117
30,730	MEMC Electronic Materials, Inc.*	506,738
55,400	Microsemi Corp.*	642,640
14,480	Sigma Designs, Inc.*	180,131

		6,324,441

Software (22.5%):
44,092	Activision Blizzard, Inc.*	461,202
20,210	Adobe Systems, Inc.*	432,292
14,853	Blackboard, Inc.*	471,434
24,260	BMC Software, Inc.*	800,580
14,740	Check Point Software Technologies, Ltd.*	327,375
9,450	Concur Technologies, Inc.*	181,346
28,170	Intuit, Inc.*	760,590
29,200	McAfee, Inc.*	978,200
81,850	Microsoft Corp.	1,503,584
1,040	Nintendo Co., Ltd.	305,115
60,470	Nuance Communications, Inc.*	656,704
15,350	Salesforce.com, Inc.*	502,406
20,520	Sybase, Inc.*	621,551
105,330	Symantec Corp.*	1,573,630
23,700	Synopsys, Inc.*	491,301

		10,067,310

Wireless Telecommunication Services (6.8%):
52,776	American Tower Corp., Class A*	1,605,973
12,210	Leap Wireless International, Inc.*	425,763
43,000	SBA Communications Corp., Class A*	1,001,900

		3,033,636

Total Common Stocks (Cost $40,620,308)		40,840,032

Investment Company (9.4%):
4,198,930	Dreyfus Treasury Prime Cash Management, 0.09%(a)	4,198,930

Total Investment Company (Cost $4,198,930)		4,198,930

Total Investment Securities (Cost $44,819,238)(b)—100.8%		45,038,962

Net other assets (liabilities) — (0.8)%		(378,172)

NET ASSETS — 100.0%		$44,660,790

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $50,230,941. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,340,004
Unrealized depreciation	(7,531,983)

Net unrealized depreciation	$(5,191,979)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	86.8%
Cayman Islands	3.5%
Bermuda	2.6%
Finland	1.6%
Canada	1.4%
Netherlands	1.0%
Israel	0.7%
Japan	0.7%
Norway	0.7%
Korea	0.5%
Taiwan	0.5%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.5%):
Air Freight & Logistics (0.6%):
50,310	United Parcel Service, Inc., Class B	$2,476,258

Automobiles (0.5%):
170,900	Harley-Davidson, Inc.	2,288,351

Beverages (2.3%):
137,300	Diageo plc, ADR	6,144,175
149,476	Heineken Holding NV	3,639,567

		9,783,742

Capital Markets (5.3%):
102,800	Ameriprise Financial, Inc.	2,106,372
495,100	Bank of New York Mellon Corp.	13,986,575
20,020	Goldman Sachs Group, Inc.	2,122,520
126,400	Julius Baer Holding AG	3,101,934
24,400	Morgan Stanley	555,588
15,700	State Street Corp.	483,246

		22,356,235

Chemicals (0.7%):
35,700	Monsanto Co.	2,966,670

Commercial Banks (2.8%):
837,646	Wells Fargo & Co.	11,928,079

Commercial Services & Supplies (1.8%):
344,500	Iron Mountain, Inc.*	7,637,565

Communications Equipment (0.7%):
173,200	Cisco Systems, Inc.*	2,904,564

Computers & Peripherals (1.6%):
208,800	Hewlett-Packard Co.	6,694,128

Construction Materials (1.6%):
42,900	Martin Marietta Materials, Inc.	3,401,970
79,300	Vulcan Materials Co.	3,512,197

		6,914,167

Consumer Finance (2.3%):
634,400	American Express Co.	8,646,872
20,230	Visa, Inc., Class A	1,124,788

		9,771,660

Containers & Packaging (1.5%):
469,200	Sealed Air Corp.	6,474,960

Diversified Consumer Services (1.3%):
311,800	H&R Block, Inc.	5,671,642

Diversified Financial Services (4.7%):
30,264	Bank of America Corp.	206,401
598,936	JPMorgan Chase & Co.	15,919,719
157,200	Moody’s Corp.	3,603,024

		19,729,144

Electrical Equipment (0.2%):
47,850	ABB, Ltd., ADR	667,029

Electronic Equipment & Instruments (1.2%):
237,300	Agilent Technologies, Inc.*	3,647,301
112,800	Tyco Electronics, Ltd.	1,245,312

		4,892,613

Energy Equipment & Services (0.7%):
52,879	Transocean, Ltd.*	3,111,400

Food & Staples Retailing (5.9%):
360,500	Costco Wholesale Corp.	16,698,360
300,149	CVS Caremark Corp.	8,251,096

		24,949,456

Food Products (0.3%):
41,900	Hershey Co.	1,456,025

Health Care Equipment & Supplies (0.5%):
16,400	Becton Dickinson & Co.	1,102,736
36,000	Medtronic, Inc.	1,060,920

		2,163,656

Health Care Providers & Services (3.5%):
89,700	Cardinal Health, Inc.	2,823,756
110,400	Express Scripts, Inc.*	5,097,168
19,100	Laboratory Corp. of America Holdings*	1,117,159
279,700	UnitedHealth Group, Inc.	5,854,121

		14,892,204

Household Durables (0.3%):
31,000	Garmin, Ltd.	657,510
19,992	Hunter Douglas NV	467,431

		1,124,941

Household Products (1.7%):
157,600	Procter & Gamble Co. (The)	7,421,384

Independent Power Producers & Energy Traders (0.3%):
222,100	AES Corp. (The)*	1,290,401

Industrial Conglomerates (1.5%):
1,714,689	China Merchants Holdings International Co., Ltd.	4,021,220
111,100	Tyco International, Ltd.	2,173,116

		6,194,336

Insurance (10.9%):
285,450	American International Group, Inc.	285,450
212	Berkshire Hathaway, Inc., Class A*	18,380,400
507	Berkshire Hathaway, Inc., Class B*	1,429,740
11,100	Everest Re Group, Ltd.	785,880
402,200	Loews Corp.	8,888,620
1,470	Markel Corp.*	417,304
353,600	NIPPONKOA Insurance Co., Ltd.	2,039,037
39,800	Principal Financial Group, Inc.	325,564
683,460	Progressive Corp. (The)*	9,185,702
26,100	Sun Life Financial, Inc.	466,146
110,798	Transatlantic Holdings, Inc.	3,952,165

		46,156,008

Internet & Catalog Retail (0.8%):
43,500	Amazon.com, Inc.*	3,194,640
109,050	Liberty Media Corp. — Interactive, Series A*	316,245

		3,510,885

Internet Software & Services (1.9%):
64,100	eBay, Inc.*	805,096
21,200	Google, Inc., Class A*	7,378,872

		8,183,968

Machinery (0.1%):
24,300	PACCAR, Inc.	625,968

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or Principal		Fair
Amount		Value
Common Stocks, continued
Marine (0.8%):
1,446,000	China Shipping Development Co., Ltd., Share H	$1,370,293
32,800	Kuehne & Nagel International AG	1,916,942

		3,287,235

Media (4.9%):
642,100	Comcast Corp., Class A	8,263,827
270,100	Grupo Televisa SA, ADR	3,684,164
23,900	Lagardere S.C.A.	669,678
86,860	Liberty Media Corp. — Entertainment, Series A*	1,732,857
558,900	News Corp.	3,699,918
144,600	Walt Disney Co. (The)	2,625,936

		20,676,380

Metals & Mining (0.6%):
79,600	BHP Billiton plc	1,575,729
33,800	Rio Tinto plc	1,131,575

		2,707,304

Oil, Gas & Consumable Fuels (14.1%):
207,600	Canadian Natural Resources, Ltd.	8,005,056
3,114,400	China Coal Energy Co., Share H	2,300,031
305,700	ConocoPhillips	11,971,212
258,900	Devon Energy Corp.	11,570,241
206,800	EOG Resources, Inc.	11,324,368
244,000	Occidental Petroleum Corp.	13,578,600
2,600	OGX Petroleo e Gas Participacoes SA*	808,377

		59,557,885

Paper & Forest Products (0.5%):
302,700	Sino-Forest Corp., Class A	2,110,855

Pharmaceuticals (4.7%):
90,000	Johnson & Johnson Co.	4,734,000
93,900	Merck & Co., Inc.	2,511,825
280,900	Pfizer, Inc.	3,825,858
367,100	Schering Plough Corp.	8,645,205

		19,716,888

Real Estate Management & Development (0.8%):
76,300	Brookfield Asset Management, Inc., Class A	1,051,414
749,000	Hang Lung Group, Ltd.	2,274,037

		3,325,451

Semiconductors & Semiconductor Equipment (2.0%):
509,100	Texas Instruments, Inc.	8,405,241

Software (2.5%):
236,300	Activision Blizzard, Inc.*	2,471,698
441,500	Microsoft Corp.	8,110,355

		10,582,053

Specialty Retail (2.0%):
214,800	Bed Bath & Beyond, Inc.*	5,316,300
184,400	CarMax, Inc.*	2,293,936
38,000	Staples, Inc.	688,180

		8,298,416

Tobacco (0.9%):
106,600	Philip Morris International, Inc.	3,792,828

Transportation Infrastructure (0.2%):
961,320	Cosco Pacific, Ltd.	949,294

Total Common Stocks (Cost $497,644,276)		387,647,269

Corporate Bonds (0.7%):
Automobiles (0.7%):
$3,000,000	Harley-Davidson, Inc., 15.00%, 2/1/14(a)	3,023,826

Total Corporate Bonds (Cost $3,000,000)		3,023,826

Convertible Bonds (0.1%):
Paper & Forest Products (0.1%):
$688,000	Sino-Forest Corp., 5.00%, 8/1/13(a)	458,380

Total Convertible Bonds (Cost $688,000)		458,380

Investment Company (7.9%):
33,713,347	Dreyfus Treasury Prime Cash Management, 0.09%(b)	33,713,347

Total Investment Company (Cost $33,713,347)		33,713,347

Total Investment Securities (Cost $535,045,623)(c)—100.2%		424,842,822

Net other assets (liabilities) — (0.2)%		(1,046,529)

NET ASSETS — 100.0%		$423,796,293

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2009, these securities represent 0.8% of the net assets of the Fund.

(b)	The rate represents the effective yield at March 31, 2009.

(c)	Cost for federal income tax purposes is $538,616,788. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,615,232
Unrealized depreciation	(126,389,198)

Net unrealized depreciation	$(113,773,966)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	86.6%
Canada	2.6%
Switzerland	2.6%
United Kingdom	2.1%
Hong Kong	1.7%
Netherlands	1.0%
China	0.9%
Mexico	0.9%
Bermuda	0.5%
Japan	0.5%
Brazil	0.2%
Cayman Islands	0.2%
France	0.2%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.8%):
Aerospace & Defense (2.4%):
14,540	Goodrich Corp.	$550,921
35,610	Honeywell International, Inc.	992,094
18,090	Lockheed Martin Corp.	1,248,753

		2,791,768

Beverages (3.5%):
78,730	PepsiCo, Inc.	4,053,020

Biotechnology (6.7%):
17,250	Alexion Pharmaceuticals, Inc.*	649,635
10,490	Amgen, Inc.*	519,465
19,790	Biogen, Inc.*	1,037,392
26,160	Celgene Corp.*	1,161,504
7,950	Cephalon, Inc.*	541,395
18,260	Genzyme Corp.*	1,084,461
44,891	Gilead Sciences, Inc.*	2,079,351
25,920	Vertex Pharmaceuticals, Inc.*	744,682

		7,817,885

Capital Markets (2.7%):
14,360	Franklin Resources, Inc.	773,573
53,530	Invesco, Ltd.	741,926
13,880	Northern Trust Corp.	830,301
25,820	State Street Corp.	794,740

		3,140,540

Chemicals (3.0%):
18,729	Monsanto Co.	1,556,380
8,110	Potash Corp. of Saskatchewan, Inc.	655,369
19,388	Praxair, Inc.	1,304,619

		3,516,368

Communications Equipment (4.1%):
40,391	Juniper Networks, Inc.*	608,288
164,030	Motorola, Inc.	693,847
90,517	QUALCOMM, Inc.	3,522,017

		4,824,152

Computers & Peripherals (9.8%):
35,628	Apple, Inc.*	3,745,216
96,418	Hewlett-Packard Co.	3,091,161
47,680	International Business Machines Corp.	4,619,715

		11,456,092

Consumer Finance (1.7%):
36,052	Visa, Inc., Class A	2,004,491

Diversified Financial Services (1.1%):
34,200	Moody’s Corp.	783,864
6,292	Standard & Poors Depositary Receipt Trust Series 1	499,836

		1,283,700

Electronic Equipment & Instruments (1.4%):
25,070	Amphenol Corp., Class A	714,244
25,740	Dolby Laboratories, Inc., Class A*	877,992

		1,592,236

Energy Equipment & Services (2.5%):
28,110	Cameron International Corp.*	616,452
44,400	Halliburton Co.	686,868
33,330	National-Oilwell Varco, Inc.*	956,905
11,750	Transocean, Ltd.*	691,370

		2,951,595

Food & Staples Retailing (4.3%):
37,634	CVS Caremark Corp.	1,034,559
57,305	Wal-Mart Stores, Inc.	2,985,591
37,740	Walgreen Co.	979,730

		4,999,880

Food Products (0.8%):
40,686	Kraft Foods, Inc., Class A	906,891

Gas Utilities (1.4%):
16,770	Noble Energy, Inc.	903,568
23,250	Questar Corp.	684,247

		1,587,815

Health Care Equipment & Supplies (3.8%):
28,090	Baxter International, Inc.	1,438,770
100,690	Boston Scientific Corp.*	800,486
15,810	Covidien, Ltd.	525,524
32,730	St. Jude Medical, Inc.*	1,189,081
13,920	Zimmer Holdings, Inc.*	508,080

		4,461,941

Health Care Providers & Services (2.0%):
18,040	McKesson HBOC, Inc.	632,122
26,610	Medco Health Solutions, Inc.*	1,100,057
17,350	Owens & Minor, Inc.	574,806

		2,306,985

Hotels, Restaurants & Leisure (1.7%):
58,274	Carnival Corp.	1,258,719
20,120	Darden Restaurants, Inc.	689,311

		1,948,030

Household Products (2.5%):
30,164	Colgate-Palmolive Co.	1,779,073
21,780	Energizer Holdings, Inc.*	1,082,248

		2,861,321

Internet Software & Services (3.5%):
60,164	Akamai Technologies, Inc.*	1,167,181
8,327	Google, Inc., Class A*	2,898,296

		4,065,477

IT Services (0.9%):
39,080	Accenture, Ltd., Class A	1,074,309

Life Sciences Tools & Services (0.6%):
22,435	Life Technologies Corp.*	728,689

Machinery (5.3%):
41,030	Cummins, Inc.	1,044,214
21,620	Danaher Corp.	1,172,236
36,362	Dover Corp.	959,230
34,270	Illinois Tool Works, Inc.	1,057,229
43,380	PACCAR, Inc.	1,117,469
22,540	Parker Hannifin Corp.	765,909

		6,116,287

Media (1.6%):
30,930	Omnicom Group, Inc.	723,762
11,224	Time Warner Cable, Inc.	278,363
44,717	Time Warner, Inc.	863,031

		1,865,156

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining (0.5%):
15,090	Freeport-McMoRan Copper & Gold, Inc., Class B	$575,080

Multi-Utilities (0.6%):
17,170	PG&E Corp.	656,237

Multiline Retail (1.0%):
16,800	Kohl’s Corp.*	710,976
54,210	Macy’s, Inc.	482,469

		1,193,445

Oil, Gas & Consumable Fuels (5.7%):
20,630	ChevronTexaco Corp.	1,387,161
26,170	Hess Corp.	1,418,414
32,240	Occidental Petroleum Corp.	1,794,156
45,700	Southwestern Energy Co.*	1,356,833
23,910	XTO Energy, Inc.	732,124

		6,688,688

Pharmaceuticals (3.0%):
38,900	Merck & Co., Inc.	1,040,575
72,784	Pfizer, Inc.	991,318
60,800	Schering Plough Corp.	1,431,840

		3,463,733

Road & Rail (1.4%):
23,890	Norfolk Southern Corp.	806,287
21,316	Union Pacific Corp.	876,301

		1,682,588

Semiconductors & Semiconductor Equipment (4.2%):
53,531	Altera Corp.	939,469
70,299	Broadcom Corp., Class A*	1,404,574
44,900	Lam Research Corp.*	1,022,373
166,910	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,493,845

		4,860,261

Software (5.9%):
30,370	BMC Software, Inc.*	1,002,210
50,853	Electronic Arts, Inc.*	925,016
43,780	Intuit, Inc.*	1,182,060
161,330	Oracle Corp.*	2,915,233
58,830	Symantec Corp.*	878,920

		6,903,439

Specialty Retail (3.7%):
50,610	American Eagle Outfitters, Inc.	619,466
28,130	Best Buy Co., Inc.	1,067,815
30,445	Home Depot, Inc.	717,284
16,220	O’Reilly Automotive, Inc.*	567,862
16,770	Ross Stores, Inc.	601,708
43,200	Staples, Inc.	782,352

		4,356,487

Tobacco (3.7%):
17,050	Lorillard, Inc.	1,052,667
90,899	Philip Morris International, Inc.	3,234,186

		4,286,853

Wireless Telecommunication Services (0.8%):
52,430	MetroPCS Communications, Inc.*	895,504

Total Common Stocks (Cost $120,483,924)		113,916,943

Investment Company (1.4%):
1,590,664	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,590,664

Total Investment Company (Cost $1,590,664)		1,590,664

Total Investment Securities (Cost $122,074,588)(b)—99.2%		115,507,607

Net other assets (liabilities) — 0.8%		964,510

NET ASSETS — 100.0%		$116,472,117

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $126,772,385. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,642,530
Unrealized depreciation	(14,907,308)

Net unrealized depreciation	$(11,264,778)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	95.0%
Bermuda	1.4%
Taiwan	1.3%
Panama	1.1%
Canada	0.6%
Switzerland	0.6%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (0.5%):
6,481	Axsys Technologies, Inc.*	$272,461

Auto Components (2.9%):
138,824	Superior Industries International, Inc.	1,645,064

Biotechnology (8.1%):
42,542	Amgen, Inc.*	2,106,680
55,504	Myriad Genetics, Inc.*	2,523,767

		4,630,447

Chemicals (5.0%):
47,997	Eastman Chemical Co.	1,286,320
66,085	Sensient Technologies Corp.	1,552,997

		2,839,317

Commercial Banks (7.7%):
148,028	First Bancorp	630,599
138,098	FNB Corp.	1,059,212
204,303	Huntington Bancshares, Inc.	339,143
158,537	Regions Financial Corp.	675,367
52,393	SunTrust Banks, Inc.	615,094
115,384	Umpqua Holdings Corp.	1,045,379

		4,364,794

Commercial Services & Supplies (1.6%):
126,125	R.R. Donnelley & Sons Co.	924,496

Containers & Packaging (1.0%):
21,968	Rock-Tenn Co., Class A	594,234

Diversified Consumer Services (11.7%):
30,943	Apollo Group, Inc., Class A*	2,423,765
22,743	ITT Educational Services, Inc.*	2,761,455
8,391	Strayer Education, Inc.	1,509,289

		6,694,509

Electric Utilities (2.5%):
53,776	Pinnacle West Capital Corp.	1,428,291

Food & Staples Retailing (4.6%):
7,418	Nash Finch Co.	208,371
13,441	Spartan Stores, Inc.	207,126
41,948	Wal-Mart Stores, Inc.	2,185,491

		2,600,988

Food Products (3.3%):
56,602	Flowers Foods, Inc.	1,329,015
18,348	TreeHouse Foods, Inc.*	528,239

		1,857,254

Health Care Equipment & Supplies (2.1%):
33,805	CryoLife, Inc.*	175,110
13,224	Greatbatch, Inc.*	255,884
34,699	STERIS Corp.	807,793

		1,238,787

Health Care Technology (0.7%):
11,316	Computer Programs & Systems, Inc.	376,483

Hotels, Restaurants & Leisure (5.6%):
41,071	McDonald’s Corp.	2,241,245
17,226	Panera Bread Co., Class A*	962,933

		3,204,178

Industrial Conglomerate (1.0%):
101,823	Textron, Inc.	584,464

IT Services (0.9%):
12,605	ManTech International Corp., Class A*	528,150

Machinery (3.3%):
113,242	Briggs & Stratton Corp.	1,868,493

Media (1.7%):
218,675	New York Times Co., Class A	988,411

Metals & Mining (1.8%):
17,848	Compass Minerals International, Inc.	1,006,092

Multi-Utilities (4.8%):
134,014	NiSource, Inc.	1,313,337
46,696	SCANA Corp.	1,442,440

		2,755,777

Multiline Retail (9.1%):
54,629	Dollar Tree, Inc.*	2,433,722
82,316	Family Dollar Stores, Inc.	2,746,885

		5,180,607

Paper & Forest Products (2.9%):
136,553	MeadWestvaco Corp.	1,637,271

Specialty Retail (9.0%):
21,866	AutoZone, Inc.*	3,555,849
25,871	Buckle, Inc. (The)	826,061
21,070	Tractor Supply Co.*	759,784

		5,141,694

Thrifts & Mortgage Finance (4.2%):
101,690	First Niagara Financial Group, Inc.	1,108,421
94,877	Washington Federal, Inc.	1,260,915

		2,369,336

Tobacco (2.5%):
48,617	Universal Corp.	1,454,621

Total Common Stocks (Cost $64,929,847)		56,186,219

Investment Company (1.4%):
795,299	Dreyfus Treasury Prime Cash Management, 0.09%(a)	795,299

Total Investment Company (Cost $795,299)		795,299

Total Investment Securities (Cost $65,725,146)(b)—99.9%		56,981,518

Net other assets (liabilities) — 0.1%		79,806

NET ASSETS — 100.0%		$57,061,324

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $66,855,414. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,148,509
Unrealized depreciation	(14,022,405)

Net unrealized depreciation	$(9,873,896)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	98.9%
Puerto Rico	1.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.5%):
Airline (1.4%):
180,000	SkyWest, Inc.	$2,239,200

Auto Components (2.1%):
85,600	Autoliv, Inc.	1,589,592
181,500	Gentex Corp.	1,807,740

		3,397,332

Automobiles (2.1%):
170,500	Thor Industries, Inc.	2,663,210
130,000	Winnebago Industries, Inc.	690,300

		3,353,510

Building Products (5.6%):
85,000	American Woodmark Corp.	1,492,600
222,000	Apogee Enterprises, Inc.	2,437,560
91,600	Simpson Manufacturing Co., Inc.	1,650,632
130,000	Universal Forest Products, Inc.	3,459,300

		9,040,092

Chemicals (4.9%):
60,000	Airgas, Inc.	2,028,600
82,000	Cabot Corp.	861,820
188,900	RPM International, Inc.	2,404,697
180,000	Westlake Chemical Corp.	2,633,400

		7,928,517

Commercial Banks (1.4%):
100,000	Chemical Financial Corp.	2,081,000
14,700	Peoples Bancorp, Inc.	190,806

		2,271,806

Commercial Services & Supplies (2.7%):
141,000	ABM Industries, Inc.	2,312,400
100,000	Mine Safety Appliances Co.	2,002,000

		4,314,400

Computers & Peripherals (0.3%):
25,000	Diebold, Inc.	533,750

Construction & Engineering (0.6%):
57,000	Emcor Group, Inc.*	978,690

Containers & Packaging (0.8%):
40,000	AptarGroup, Inc.	1,245,600

Diversified Consumer Services (0.6%):
70,000	Regis Corp.	1,011,500

Electric Utilities (1.9%):
336,000	NV Energy, Inc.	3,155,040

Electrical Equipment (2.8%):
28,800	A.O. Smith Corp.	725,184
121,000	Brady Corp., Class A	2,133,230
60,000	Franklin Electric Co., Inc.	1,327,800
9,900	Powell Industries, Inc.*	349,569

		4,535,783

Electronic Equipment & Instruments (4.6%):
260,000	Benchmark Electronics, Inc.*	2,912,000
30,000	Mettler-Toledo International, Inc.*	1,539,900
69,000	Rofin-Sinar Technologies, Inc.*	1,112,280
45,000	Roper Industries, Inc.	1,910,250

		7,474,430

Energy Equipment & Services (5.5%):
52,000	Atwood Oceanics, Inc.*	862,680
83,100	Bristow Group, Inc.*	1,780,833
6,500	CARBO Ceramics, Inc.	184,860
250,000	Global Industries, Ltd.*	960,000
72,700	Oil States International, Inc.*	975,634
165,000	Rowan Cos., Inc.	1,975,050
24,400	Tidewater, Inc.	905,972
61,000	Unit Corp.*	1,276,120

		8,921,149

Food & Staples Retailing (1.6%):
95,000	Casey’s General Stores, Inc.	2,532,700

Gas Utilities (1.5%):
35,000	Atmos Energy Corp.	809,200
56,500	Energen Corp.	1,645,845

		2,455,045

Health Care Equipment & Supplies (1.8%):
55,000	STERIS Corp.	1,280,400
50,500	West Pharmaceutical Services, Inc.	1,656,905

		2,937,305

Household Durables (5.0%):
1,000	Bassett Furniture Industries, Inc.	1,940
202,300	D. R. Horton, Inc.	1,962,310
103,000	Ethan Allen Interiors, Inc.	1,159,780
180,000	Hooker Furniture Corp.	1,519,200
238,920	La-Z-Boy, Inc.	298,650
70,000	M.D.C. Holdings, Inc.	2,179,800
153,800	M/I Homes, Inc.	1,075,062

		8,196,742

Industrial Conglomerates (2.3%):
95,000	Carlisle Cos., Inc.	1,864,850
46,000	Teleflex, Inc.	1,798,140

		3,662,990

Insurance (13.8%):
21,400	American National Insurance Co.	1,121,574
70,400	Arthur J. Gallagher & Co.	1,196,800
135,000	Aspen Insurance Holdings, Ltd.	3,032,100
50,100	Erie Indemnity Co., Class A	1,712,418
125,000	IPC Holdings, Ltd.	3,380,000
195,000	Montpelier Re Holdings, Ltd.	2,527,200
450,000	Old Republic International Corp.	4,869,000
201,065	Protective Life Corp.	1,055,591
32,000	RLI Corp.	1,606,400
45,000	StanCorp Financial Group, Inc.	1,025,100
333,800	Syncora Holdings, Ltd.*	83,450
33,800	Zenith National Insurance Corp.	814,918

		22,424,551

Leisure Equipment & Products (0.5%):
232,100	Brunswick Corp.	800,745

Machinery (10.5%):
25,300	Actuant Corp., Inc.	569,756
23,000	Astec Industries, Inc.*	603,290
103,000	Briggs & Stratton Corp.	1,699,500
18,000	CNH Global NV	186,840
68,000	Gardner Denver, Inc.*	1,478,320
88,600	Graco, Inc.	1,512,402
107,000	Kennametal, Inc.	1,734,470
46,700	Lincoln Electric Holdings, Inc.	1,479,923
124,800	Mueller Industries, Inc.	2,706,912
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued
62,900	Nordson Corp.	$1,788,247
26,000	Timken Co.	362,960
135,000	Trinity Industries, Inc.	1,233,900
260,000	Wabash National Corp.	319,800
70,000	Watts Water Technologies, Inc., Class A	1,369,200

		17,045,520

Marine (0.5%):
60,000	Teekay Shipping Corp.	853,800

Metals & Mining (4.5%):
337,600	Gerdau Ameristeel Corp.	1,036,432
225,000	Gibraltar Industries, Inc.	1,062,000
100,000	Reliance Steel & Aluminum Co.	2,633,000
273,000	Steel Dynamics, Inc.	2,405,130
10,000	United States Steel Corp.	211,300

		7,347,862

Multiline Retail (2.8%):
135,000	Fred’s, Inc.	1,522,800
115,000	J.C. Penney Co., Inc.	2,308,050
208,200	Saks, Inc.*	389,334
274,000	Tuesday Morning Corp.*	347,980

		4,568,164

Oil, Gas & Consumable Fuels (1.3%):
42,400	Arch Coal, Inc.	566,888
159,000	Helix Energy Solutions Group, Inc.*	817,260
32,500	Overseas Shipholding Group, Inc.	736,775

		2,120,923

Paper & Forest Products (0.6%):
160,000	Glatfelter	998,400

Road & Rail (1.4%):
82,200	Genesee & Wyoming, Inc., Class A*	1,746,750
41,900	Kansas City Southern Industries, Inc.*	532,549

		2,279,299

Semiconductors & Semiconductor Equipment (1.1%):
180,000	Cohu, Inc.	1,296,000
69,300	OmniVision Technologies, Inc.*	465,696

		1,761,696

Specialty Retail (4.0%):
286,000	Christopher & Banks Corp.	1,169,740
98,109	Group 1 Automotive, Inc.	1,370,583
38,300	Gymboree Corp.*	817,705
139,600	Men’s Wearhouse, Inc. (The)	2,113,544
167,000	Pier 1 Imports, Inc.*	93,520
118,600	West Marine, Inc.*	634,510
182,000	Zale Corp.*	354,900

		6,554,502

Textiles, Apparel & Luxury Goods (2.0%):
200,000	Brown Shoe Co., Inc.	750,000
61,600	Timberland Co., Class A*	735,504
74,000	Warnaco Group, Inc. (The)*	1,776,000

		3,261,504

Thrifts & Mortgage Finance (1.4%):
285,000	Corus Bankshares, Inc.*	76,950
373,500	TrustCo Bank Corp.	2,248,470

		2,325,420

Trading Companies & Distributors (0.6%):
56,100	Applied Industrial Technologies, Inc.	946,407

Total Common Stocks (Cost $255,776,603)		153,474,374

Investment Company (5.4%):
8,767,899	Dreyfus Treasury Prime Cash Management, 0.09%(a)	8,767,899

Total Investment Company (Cost $8,767,899)		8,767,899

Total Investment Securities (Cost $264,544,502)(b)—99.9%		162,242,273

Net other assets (liabilities) — 0.1%		178,325

NET ASSETS — 100.0%		$162,420,598

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $264,793,242. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,191,485
Unrealized depreciation	(107,742,454)

Net unrealized depreciation	$(102,550,969)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	93.2%
Bermuda	5.6%
Canada	0.6%
Marshall Islands	0.5%
Netherlands	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.4%):
Biotechnology (4.9%):
131,000	Celgene Corp.*	$5,816,400
174,500	Gilead Sciences, Inc.*	8,082,840

		13,899,240

Capital Markets (5.5%):
308,800	Charles Schwab Corp.	4,786,400
103,200	Goldman Sachs Group, Inc.	10,941,264

		15,727,664

Chemicals (2.7%):
92,300	Monsanto Co.	7,670,130

Commercial Services & Supplies (2.5%):
279,100	Waste Management, Inc.	7,144,960

Communications Equipment (5.5%):
243,500	QUALCOMM, Inc.	9,474,585
148,500	Research In Motion, Ltd.*	6,395,895

		15,870,480

Computers & Peripherals (2.7%):
74,717	Apple, Inc.*	7,854,251

Consumer Finance (1.6%):
945,700	SLM Corp.*	4,681,215

Diversified Consumer Services (4.5%):
215,100	Career Education Corp.*	5,153,796
421,300	H&R Block, Inc.	7,663,447

		12,817,243

Food & Staples Retailing (2.4%):
330,700	Kroger Co.	7,017,454

Food Products (5.1%):
226,908	Cadbury plc, ADR	6,875,312
463,200	ConAgra Foods, Inc.	7,814,184

		14,689,496

Health Care Equipment & Supplies (4.6%):
65,600	Alcon, Inc.	5,963,696
139,700	Baxter International, Inc.	7,155,434

		13,119,130

Health Care Providers & Services (4.8%):
303,100	Aetna, Inc.	7,374,423
153,800	Medco Health Solutions, Inc.*	6,358,092

		13,732,515

Household Products (2.1%):
102,100	Colgate-Palmolive Co.	6,021,858

Internet & Catalog Retail (3.3%):
127,400	Amazon.com, Inc.*	9,356,256

Internet Software & Services (5.7%):
26,800	Google, Inc., Class A*	9,328,008
464,500	IAC/InterActive Corp.*	7,074,335

		16,402,343

IT Services (5.1%):
43,500	MasterCard, Inc., Class A	7,285,380
134,200	Visa, Inc., Class A	7,461,520

		14,746,900

Media (1.6%):
13,280,960	Sirius XM Radio, Inc.*	4,648,336

Metals & Mining (4.1%):
1,250,000	Century Aluminum Co.*	2,637,500

235,700	Freeport-McMoRan Copper & Gold, Inc., Class B	8,982,527

		11,620,027

Multi-Utilities (2.7%):
166,100	Sempra Energy	7,680,464

Oil, Gas & Consumable Fuels (14.0%):
118,900	Occidental Petroleum Corp.	6,616,785
273,600	Petroleo Brasileiro SA, ADR	8,336,592
234,100	Southwestern Energy Co.*	6,950,429
323,300	Suncor Energy, Inc.	7,180,493
598,600	Williams Cos., Inc. (The)	6,812,068
136,200	XTO Energy, Inc.	4,170,444

		40,066,811

Pharmaceuticals (2.7%):
173,000	Teva Pharmaceutical Industries, Ltd., ADR	7,793,650

Software (4.3%):
240,400	Adobe Systems, Inc.*	5,142,156
482,200	Symantec Corp.*	7,204,068

		12,346,224

Wireless Telecommunication Services (3.0%):
565,700	NII Holdings, Inc.*	8,485,500

Total Common Stocks (Cost $329,439,108)		273,392,147

Investment Company (6.0%):
17,318,064	Dreyfus Treasury Prime Cash Management, 0.09%(a)	17,318,064

Total Investment Company (Cost $17,318,064)		17,318,064

Total Investments Securities (Cost $346,757,172)(b)—101.4%		290,710,211

Net other assets (liabilities) — (1.4)%		(4,141,004)

NET ASSETS — 100.0%		$286,569,207

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $359,623,603. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,924,430
Unrealized depreciation	(82,837,822)

Net unrealized depreciation	$(68,913,392)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	85.3%
Canada	4.6%
Brazil	2.9%
Israel	2.7%
United Kingdom	2.4%
Switzerland	2.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (2.3%):
5,085	Boeing Co. (The)	$180,924
3,987	Honeywell International, Inc.	111,078
2,571	Northrop Grumman Corp.	112,198
18,420	United Technologies Corp.	791,692

		1,195,892

Auto Components (0.9%):
38,241	Johnson Controls, Inc.	458,892

Beverages (3.0%):
22,178	Coca-Cola Co. (The)	974,723
11,788	PepsiCo, Inc.	606,846

		1,581,569

Biotechnology (2.1%):
814	Alexion Pharmaceuticals, Inc.*	30,655
3,076	Amgen, Inc.*	152,324
7,663	Celgene Corp.*	340,237
12,104	Gilead Sciences, Inc.*	560,657

		1,083,873

Capital Markets (4.0%):
1,678	Ameriprise Financial, Inc.	34,382
15,835	Bank of New York Mellon Corp.	447,339
8,103	Goldman Sachs Group, Inc.	859,080
16,000	Morgan Stanley	364,320
5,803	State Street Corp.	178,616
15,708	TD AMERITRADE Holding Corp.*	216,928

		2,100,665

Chemicals (2.4%):
8,645	E.I. du Pont de Nemours & Co.	193,043
1,995	Monsanto Co.	165,784
13,448	Praxair, Inc.	904,916

		1,263,743

Commercial Banks (2.4%):
3,532	BB&T Corp.	59,761
1,136	Comerica, Inc.	20,800
11,809	KeyCorp	92,937
3,102	PNC Financial Services Group, Inc.	90,858
21,514	U.S. Bancorp	314,319
47,791	Wells Fargo & Co.	680,544

		1,259,219

Communications Equipment (6.5%):
90,495	Cisco Systems, Inc.*	1,517,601
58,807	Corning, Inc.	780,369
20,953	Juniper Networks, Inc.*	315,552
20,687	QUALCOMM, Inc.	804,931

		3,418,453

Computers & Peripherals (6.9%):
6,447	Apple, Inc.*	677,709
57,510	Hewlett-Packard Co.	1,843,771
7,736	International Business Machines Corp.	749,541
12,549	NetApp, Inc.*	186,227
7,391	SanDisk Corp.*	93,496
3,060	Western Digital Corp.*	59,180

		3,609,924

Construction & Engineering (0.1%):
1,215	Fluor Corp.	41,978

Consumer Finance (0.3%):
11,829	American Express Co.	161,229

Diversified Financial Services (1.2%):
62,976	Bank of America Corp.	429,496
5,728	Capital One Financial Corp.	70,111
475	CME Group, Inc.	117,035

		616,642

Diversified Telecommunication Services (3.0%):
36,762	AT&T, Inc.	926,402
21,895	Verizon Communications, Inc.	661,229

		1,587,631

Electric Utilities (2.6%):
9,370	American Electric Power Co., Inc.	236,686
5,763	Edison International	166,032
11,188	Exelon Corp.	507,823
2,936	FirstEnergy Corp.	113,330
2,543	FPL Group, Inc.	129,006
20,143	NV Energy, Inc.	189,143

		1,342,020

Electrical Equipment (0.4%):
4,587	Emerson Electric Co.	131,097
3,760	Rockwell International Corp.	82,118

		213,215

Energy Equipment & Services (2.5%):
27,115	Halliburton Co.	419,469
18,035	Schlumberger, Ltd.	732,582
1,593	Smith International, Inc.	34,217
944	Transocean, Ltd.*	55,545
7,295	Weatherford International, Ltd.*	80,756

		1,322,569

Food & Staples Retailing (5.2%):
17,210	CVS Caremark Corp.	473,103
36,269	Safeway, Inc.	732,271
33,701	SYSCO Corp.	768,383
14,408	Wal-Mart Stores, Inc.	750,657

		2,724,414

Food Products (1.2%):
9,684	General Mills, Inc.	483,038
7,198	Kraft Foods, Inc., Class A	160,443

		643,481

Health Care Equipment & Supplies (1.4%):
678	Bard (C.R.), Inc.	54,050
3,656	Boston Scientific Corp.*	29,065
6,419	Covidien, Ltd.	213,368
6,498	Medtronic, Inc.	191,496
6,288	Zimmer Holdings, Inc.*	229,512

		717,491

Health Care Providers & Services (1.7%):
7,283	Aetna, Inc.	177,195
8,110	Cardinal Health, Inc.	255,303
2,904	McKesson HBOC, Inc.	101,756
3,334	UnitedHealth Group, Inc.	69,781
7,425	WellPoint, Inc.*	281,927

		885,962

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.0%):
11,493	Carnival Corp.	$248,249
30,229	International Game Technology	278,711
2,915	Royal Caribbean Cruises, Ltd.	23,349

		550,309

Household Durables (0.5%):
10,515	D. R. Horton, Inc.	101,996
13,417	KB Home	176,836

		278,832

Household Products (2.1%):
23,206	Procter & Gamble Co. (The)	1,092,771

Industrial Conglomerate (0.5%):
25,639	General Electric Co.	259,210

Insurance (2.7%):
8,560	ACE, Ltd.	345,824
2,095	AFLAC, Inc.	40,559
463	Arch Capital Group, Ltd.*	24,937
2,130	Axis Capital Holdings, Ltd.	48,010
7,843	MetLife, Inc.	178,585
6,219	Prudential Financial, Inc.	118,286
9,941	RenaissanceRe Holdings, Ltd.	491,483
4,317	Travelers Cos., Inc. (The)	175,443

		1,423,127

Internet & Catalog Retail (0.3%):
2,266	Amazon.com, Inc.*	166,415

Internet Software & Services (2.0%):
2,724	Google, Inc., Class A*	948,115
9,154	Yahoo!, Inc.*	117,263

		1,065,378

IT Services (0.2%):
3,364	Paychex, Inc.	86,354

Machinery (1.6%):
11,538	Caterpillar, Inc.	322,603
8,384	Deere & Co.	275,582
9,978	PACCAR, Inc.	257,033

		855,218

Media (3.3%):
10,458	Time Warner Cable, Inc.	259,350
44,588	Time Warner, Inc.	860,554
33,736	Walt Disney Co. (The)	612,646

		1,732,550

Metals & Mining (0.5%):
7,568	Freeport-McMoRan Copper & Gold, Inc., Class B	288,417

Multi-Utilities (1.1%):
3,400	Consolidated Edison, Inc.	134,674
4,972	PG&E Corp.	190,030
7,774	Public Service Enterprise Group, Inc.	229,100

		553,804

Multiline Retail (0.4%):
5,424	Kohl’s Corp.*	229,544

Oil, Gas & Consumable Fuels (10.0%):
3,164	Anadarko Petroleum Corp.	123,048
9,278	Apache Corp.	594,627
5,899	Chesapeake Energy Corp.	100,637
11,754	ChevronTexaco Corp.	790,339
10,878	ConocoPhillips	425,982
4,833	Devon Energy Corp.	215,987
944	EOG Resources, Inc.	51,693
31,585	Exxon Mobil Corp.	2,150,939
3,452	Hess Corp.	187,098
10,432	Occidental Petroleum Corp.	580,541

		5,220,891

Pharmaceuticals (9.9%):
23,041	Abbott Laboratories	1,099,056
10,210	Bristol-Myers Squibb Co.	223,803
2,899	Johnson & Johnson Co.	152,488
44,553	Merck & Co., Inc.	1,191,793
87,302	Pfizer, Inc.	1,189,053
39,909	Schering Plough Corp.	939,857
9,356	Wyeth	402,682

		5,198,732

Road & Rail (2.8%):
12,322	CSX Corp.	318,524
34,084	Norfolk Southern Corp.	1,150,335

		1,468,859

Semiconductors & Semiconductor Equipment (1.7%):
9,418	Broadcom Corp., Class A*	188,171
7,769	KLA-Tencor Corp.	155,380
7,514	Lam Research Corp.*	171,094
25,145	LSI Logic Corp.*	76,441
2,611	National Semiconductor Corp.	26,815
3,390	Novellus Systems, Inc.*	56,376
10,946	Xilinx, Inc.	209,725

		884,002

Software (3.8%):
2,637	Adobe Systems, Inc.*	56,405
89,008	Microsoft Corp.	1,635,077
16,623	Oracle Corp.*	300,378

		1,991,860

Specialty Retail (2.0%):
3,042	Advance Auto Parts	124,965
3,108	CarMax, Inc.*	38,664
49,294	Staples, Inc.	892,714

		1,056,343

Textiles, Apparel & Luxury Goods (0.8%):
3,955	Nike, Inc., Class B	185,450
576	Polo Ralph Lauren Corp.	24,336
3,277	V.F. Corp.	187,150

		396,936

Tobacco (1.5%):
29,439	Altria Group, Inc.	471,613
9,374	Philip Morris International, Inc.	333,527

		805,140

Wireless Telecommunication Services (0.2%):
25,200	Sprint Nextel Corp.*	89,964

Total Common Stocks (Cost $55,292,149)		51,923,518

Exchange Traded Funds (0.2%):
5,074	iShares Dow Jones U.S. Real Estate Index Fund	129,184

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Exchange Traded Funds, continued
Total Exchange Traded Funds (Cost $150,217)		$129,184

Investment Company (1.2%):
629,285	Dreyfus Treasury Prime Cash Management, 0.09%(a)	629,285

Total Investment Company (Cost $629,285)		629,285

Total Investment Securities (Cost $56,071,651)(b)—100.4%		52,681,987

Net other assets (liabilities) — (0.4)%		(227,378)

NET ASSETS — 100.0%		$52,454,609

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $60,792,821. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,934,206
Unrealized depreciation	(10,045,040)

Net unrealized depreciation	$(8,110,834)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	95.7%
Bermuda	1.5%
Netherlands	1.4%
Switzerland	0.9%
Panama	0.5%
Liberia	0.0%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.1%):
Aerospace & Defense (2.2%):
5,475	Boeing Co. (The)	$194,801
4,290	Honeywell International, Inc.	119,519
2,768	Northrop Grumman Corp.	120,796
19,833	United Technologies Corp.	852,422

		1,287,538

Auto Components (0.9%):
41,150	Johnson Controls, Inc.	493,800

Beverages (3.0%):
23,879	Coca-Cola Co. (The)	1,049,482
12,685	PepsiCo, Inc.	653,024

		1,702,506

Biotechnology (2.0%):
876	Alexion Pharmaceuticals, Inc.*	32,990
3,311	Amgen, Inc.*	163,961
8,245	Celgene Corp.*	366,078
13,025	Gilead Sciences, Inc.*	603,318

		1,166,347

Capital Markets (3.9%):
1,807	Ameriprise Financial, Inc.	37,025
17,041	Bank of New York Mellon Corp.	481,408
8,723	Goldman Sachs Group, Inc.	924,813
17,107	Morgan Stanley	389,526
6,248	State Street Corp.	192,313
16,913	TD AMERITRADE Holding Corp.*	233,569

		2,258,654

Chemicals (2.4%):
9,308	E.I. du Pont de Nemours & Co.	207,848
2,148	Monsanto Co.	178,499
14,470	Praxair, Inc.	973,686

		1,360,033

Commercial Banks (2.4%):
3,802	BB&T Corp.	64,330
1,223	Comerica, Inc.	22,393
12,715	KeyCorp	100,067
3,340	PNC Financial Services Group, Inc.	97,829
23,148	U.S. Bancorp	338,192
51,421	Wells Fargo & Co.	732,235

		1,355,046

Communications Equipment (6.4%):
97,371	Cisco Systems, Inc.*	1,632,911
63,277	Corning, Inc.	839,686
22,545	Juniper Networks, Inc.*	339,528
22,258	QUALCOMM, Inc.	866,059

		3,678,184

Computers & Peripherals (6.7%):
6,942	Apple, Inc.*	729,743
61,483	Hewlett-Packard Co.	1,971,145
8,324	International Business Machines Corp.	806,512
13,512	NetApp, Inc.*	200,518
7,958	SanDisk Corp.*	100,669
3,291	Western Digital Corp.*	63,648

		3,872,235

Construction & Engineering (0.1%):
1,308	Fluor Corp.	45,191

Consumer Finance (0.3%):
12,646	American Express Co.	172,365

Diversified Financial Services (1.2%):
67,776	Bank of America Corp.	462,232
6,124	Capital One Financial Corp.	74,958
511	CME Group, Inc.	125,905

		663,095

Diversified Telecommunication Services (3.0%):
39,583	AT&T, Inc.	997,492
23,575	Verizon Communications, Inc.	711,965

		1,709,457

Electric Utilities (2.5%):
10,107	American Electric Power Co., Inc.	255,303
6,205	Edison International	178,766
12,046	Exelon Corp.	546,768
3,053	FirstEnergy Corp.	117,846
2,738	FPL Group, Inc.	138,899
21,689	NV Energy, Inc.	203,659

		1,441,241

Electrical Equipment (0.4%):
4,936	Emerson Electric Co.	141,071
4,046	Rockwell International Corp.	88,364

		229,435

Energy Equipment & Services (2.5%):
30,338	Halliburton Co.	469,329
19,403	Schlumberger, Ltd.	788,150
1,716	Smith International, Inc.	36,860
1,016	Transocean, Ltd.*	59,781
7,854	Weatherford International, Ltd.*	86,944

		1,441,064

Food & Staples Retailing (5.1%):
18,518	CVS Caremark Corp.	509,060
39,052	Safeway, Inc.	788,460
36,287	SYSCO Corp.	827,344
15,514	Wal-Mart Stores, Inc.	808,279

		2,933,143

Food Products (1.2%):
10,355	General Mills, Inc.	516,507
7,696	Kraft Foods, Inc., Class A	171,544

		688,051

Health Care Equipment & Supplies (1.4%):
730	Bard (C.R.), Inc.	58,196
3,936	Boston Scientific Corp.*	31,291
6,911	Covidien, Ltd.	229,722
6,996	Medtronic, Inc.	206,172
7,036	Zimmer Holdings, Inc.*	256,814

		782,195

Health Care Providers & Services (1.7%):
7,842	Aetna, Inc.	190,796
8,726	Cardinal Health, Inc.	274,694
3,127	McKesson HBOC, Inc.	109,570
3,589	UnitedHealth Group, Inc.	75,118
7,994	WellPoint, Inc.*	303,532

		953,710

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.0%):
12,366	Carnival Corp.	$267,106
32,548	International Game Technology	300,092
3,137	Royal Caribbean Cruises, Ltd.	25,127

		592,325

Household Durables (0.5%):
11,322	D. R. Horton, Inc.	109,823
14,437	KB Home	190,280

		300,103

Household Products (2.0%):
24,986	Procter & Gamble Co. (The)	1,176,591

Industrial Conglomerate (0.5%):
27,414	General Electric Co.	277,156

Insurance (2.7%):
9,152	ACE, Ltd.	369,741
2,254	AFLAC, Inc.	43,637
499	Arch Capital Group, Ltd.*	26,876
2,294	Axis Capital Holdings, Ltd.	51,707
8,444	MetLife, Inc.	192,270
6,691	Prudential Financial, Inc.	127,263
10,703	RenaissanceRe Holdings, Ltd.	529,156
4,648	Travelers Cos., Inc. (The)	188,895

		1,529,545

Internet & Catalog Retail (0.3%):
2,440	Amazon.com, Inc.*	179,194

Internet Software & Services (2.0%):
2,931	Google, Inc., Class A*	1,020,164
9,856	Yahoo!, Inc.*	126,255

		1,146,419

IT Services (0.2%):
3,620	Paychex, Inc.	92,925

Machinery (1.6%):
12,423	Caterpillar, Inc.	347,347
9,022	Deere & Co.	296,553
10,744	PACCAR, Inc.	276,766

		920,666

Media (3.2%):
11,252	Time Warner Cable, Inc.	279,042
47,975	Time Warner, Inc.	925,910
36,293	Walt Disney Co. (The)	659,081

		1,864,033

Metals & Mining (0.5%):
8,143	Freeport-McMoRan Copper & Gold, Inc., Class B	310,330

Multi-Utilities (1.0%):
3,400	Consolidated Edison, Inc.	134,674
5,354	PG&E Corp.	204,630
8,312	Public Service Enterprise Group, Inc.	244,954

		584,258

Multiline Retail (0.4%):
5,840	Kohl’s Corp.*	247,149

Oil, Gas & Consumable Fuels (9.7%):
3,407	Anadarko Petroleum Corp.	132,498
9,990	Apache Corp.	640,259
6,352	Chesapeake Energy Corp.	108,365
12,568	ChevronTexaco Corp.	845,072
11,703	ConocoPhillips	458,290
5,168	Devon Energy Corp.	230,958
1,016	EOG Resources, Inc.	55,636
34,009	Exxon Mobil Corp.	2,316,013
3,717	Hess Corp.	201,462
11,203	Occidental Petroleum Corp.	623,447

		5,612,000

Pharmaceuticals (9.7%):
24,792	Abbott Laboratories	1,182,578
10,993	Bristol-Myers Squibb Co.	240,967
3,119	Johnson & Johnson Co.	164,059
47,947	Merck & Co., Inc.	1,282,582
93,341	Pfizer, Inc.	1,271,305
42,946	Schering Plough Corp.	1,011,378
10,069	Wyeth	433,370

		5,586,239

Road & Rail (2.7%):
13,259	CSX Corp.	342,745
36,674	Norfolk Southern Corp.	1,237,748

		1,580,493

Semiconductors & Semiconductor Equipment (1.7%):
10,136	Broadcom Corp., Class A*	202,517
8,365	KLA-Tencor Corp.	167,300
8,085	Lam Research Corp.*	184,095
26,882	LSI Logic Corp.*	81,721
2,809	National Semiconductor Corp.	28,848
3,650	Novellus Systems, Inc.*	60,700
11,778	Xilinx, Inc.	225,667

		950,848

Software (3.7%):
2,817	Adobe Systems, Inc.*	60,255
95,772	Microsoft Corp.	1,759,332
17,889	Oracle Corp.*	323,254

		2,142,841

Specialty Retail (2.0%):
3,273	Advance Auto Parts	134,455
3,346	CarMax, Inc.*	41,624
53,042	Staples, Inc.	960,591

		1,136,670

Textiles, Apparel & Luxury Goods (0.7%):
4,259	Nike, Inc., Class B	199,705
621	Polo Ralph Lauren Corp.	26,237
3,529	V.F. Corp.	201,541

		427,483

Tobacco (1.5%):
31,697	Altria Group, Inc.	507,786
10,093	Philip Morris International, Inc.	359,109

		866,895

Wireless Telecommunication Services (0.2%):
27,134	Sprint Nextel Corp.*	96,868

Total Common Stocks (Cost $59,972,848)		55,854,321

Exchange Traded Funds (0.2%):
5,463	iShares Dow Jones U.S. Real Estate Index Fund	139,088

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Exchange Traded Funds, continued
Total Exchange Traded Funds (Cost $158,982)		$139,088

Investment Company (3.0%):
1,729,273	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,729,273

Total Investment Company (Cost $1,729,273)		1,729,273

Total Investment Securities (Cost $61,861,103)(b)—100.3%		57,722,682

Net other assets (liabilities) — (0.3)%		(171,209)

NET ASSETS — 100.0%		$57,551,473

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $68,526,174. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,038,668
Unrealized depreciation	(12,842,160)

Net unrealized depreciation	$(10,803,492)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	95.7%
Bermuda	1.5%
Netherlands	1.4%
Switzerland	0.9%
Panama	0.5%
Liberia	0.0%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (29.6%):
Yankee Dollar Certificate of Deposit (29.6%):
$10,000,000	Banco Bilbao Vizcaya Agentaria SA, NY, 2.71%, 4/14/09	$10,000,036
8,000,000	Banco Bilbao Vizcaya Agentaria SA, NY, 2.77%, 5/12/09	8,000,090
11,900,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.97%, 7/1/09	11,900,300
4,500,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.80%, 7/16/09	4,500,000
12,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 1.16%, 8/3/09	12,000,411
8,000,000	Banco Santander Central Hispano SA, NY, 2.78%, 5/12/09	8,000,000
5,000,000	Bank of Montreal, Chicago, 0.88%, 6/11/09	5,000,000
23,957,000	Bank of Nova Scotia, Houston, 0.54%, 5/6/09	23,957,000
5,000,000	Barclays Bank PLC, NY, 0.95%, 4/14/09	5,000,000
6,500,000	Barclays Bank PLC, NY, 0.93%, 4/23/09	6,500,000
15,000,000	BNP Paribas, NY, 1.02%, 5/26/09	15,000,000
7,000,000	BNP Paribas, NY, 0.87%, 6/2/09	7,000,000
9,800,000	BNP Paribas, NY, 2.29%, 6/8/09	9,800,000
5,000,000	BNP Paribas, NY, 0.87%, 6/12/09	5,000,000
8,000,000	BNP Paribas, NY, 1.17%, 7/8/09	8,000,000
25,000,000	DnB NOR Bank ASA, NY, 0.84%, 6/8/09	25,000,000
5,000,000	DnB NOR Bank ASA, NY, 0.87%, 6/9/09	5,000,000
12,000,000	DnB NOR Bank ASA, NY, 0.87%, 6/15/09	12,000,000
5,000,000	Rabobank Nederland NV, 0.75%, 6/9/09	5,000,000
15,000,000	Rabobank Nederland NV, 0.85%, 8/3/09	15,000,000
8,450,000	Royal Bank of Scotland PLC, 1.32%, 6/30/09	8,450,000
10,000,000	SanPaolo IMI SPA, NY, 2.85%, 5/12/09	10,000,000
5,000,000	Societe Generale, NY, 1.00%, 5/11/09	5,000,000
10,000,000	Societe Generale, NY, 0.97%, 6/9/09	10,000,000
8,000,000	Societe Generale, NY, 1.00%, 6/11/09	8,000,000
5,000,000	Societe Generale, NY, 1.60%, 6/17/09	5,000,000
10,000,000	Societe Generale, NY, 1.05%, 7/13/09	10,000,000
10,000,000	Sumitomo Mitsui Bank, NY, 1.22%, 4/28/09	10,000,000
15,000,000	Svenska Handelsbanken AB, NY, 0.90%, 5/11/09	15,000,000
30,000,000	Svenska Handelsbanken AB, NY, 0.92%, 5/26/09	29,999,999
6,600,000	Svenska Handelsbanken AB, NY, 1.00%, 6/11/09	6,600,000
3,650,000	Toronto-Dominion Bank, NY, 2.50%, 6/9/09	3,650,000
6,000,000	Toronto-Dominion Bank, NY, 2.42%, 6/11/09	6,000,000
10,000,000	UBS AG, NY, 1.30%, 4/30/09	10,000,000

Total Certificates of Deposit (Cost $339,357,836)		339,357,836

Commercial Paper (48.4%):
Asset Backed Securities (34.3%):
10,000,000	Apreco LLC, 0.90%, 4/24/09(a)(b)	9,994,250
12,000,000	Atlantis One Funding Corp., 0.37%, 4/7/09(a)(b)	11,999,260
20,000,000	Atlantis One Funding Corp., 0.73%, 5/5/09(a)(b)	19,986,211
10,000,000	Atlantis One Funding Corp., 0.75%, 6/10/09(a)(b)	9,985,417
15,000,000	Atlantis One Funding Corp., 0.75%, 6/16/09(a)(b)	14,976,250
12,000,000	CAFCO LLC, 0.72%, 4/3/09(a)(b)	11,999,520
9,400,000	CAFCO LLC, 0.42%, 4/13/09(a)(b)	9,398,684
15,000,000	CAFCO LLC, 0.78%, 4/21/09(a)(b)	14,993,500
15,000,000	CAFCO LLC, 0.70%, 5/5/09(a)(b)	14,990,083
13,179,000	Charta LLC, 0.30%, 4/1/09(a)(b)	13,179,000
9,367,000	Charta LLC, 0.67%, 4/7/09(a)(b)	9,365,954
15,000,000	Ciesco LLC, 0.80%, 5/5/09(a)(b)	14,988,667
10,000,000	Clipper Receivables Co. LLC, 0.50%, 4/1/09(a)(b)	10,000,000
9,000,000	Clipper Receivables Co. LLC, 1.10%, 4/2/09(a)(b)	8,999,725
10,000,000	Clipper Receivables Co. LLC, 0.75%, 4/3/09(a)(b)	9,999,583
6,000,000	CRC Funding LLC, 0.85%, 4/16/09(a)	5,997,875
10,000,000	CRC Funding LLC, 0.98%, 5/14/09(a)	9,988,294
15,000,000	Dexia Delaware LLC, 0.40%, 4/1/09(a)	15,000,000
3,991,000	Erasmus Capital Corp, 0.82%, 4/15/09(a)(b)	3,989,727
15,000,000	Erasmus Capital Corp., 0.70%, 4/1/09(a)(b)	15,000,000
4,000,000	Erasmus Capital Corp., 0.75%, 5/20/09(a)(b)	3,995,917
12,000,000	Galleon Capital LLC, 1.10%, 4/3/09(a)(b)	11,999,267
12,000,000	Galleon Capital LLC, 1.10%, 4/7/09(a)(b)	11,997,800
5,000,000	Govco, Inc. LLC, 0.60%, 4/6/09(a)(b)	4,999,583
9,829,000	Intesa Funding LLC, 0.94%, 5/4/09(a)	9,820,531
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Asset Backed Securities, continued
$4,000,000	Liberty Street Funding LLC, 0.45%, 4/13/09(a)(b)	$3,999,400
2,000,000	Mont Blanc Capital Corp., 0.74%, 5/5/09(a)(b)	1,998,602
18,637,000	Nieuw Amsterdam Receivables Corp., 0.85%, 4/6/09(a)(b)	18,634,800
15,000,000	Nieuw Amsterdam Receivables Corp., 1.05%, 5/11/09(a)(b)	14,982,500
10,000,000	Nieuw Amsterdam Receivables Corp., 1.00%, 5/18/09(a)(b)	9,986,944
6,904,000	Nieuw Amsterdam Receivables Corp., 1.10%, 6/4/09(a)(b)	6,890,499
11,153,000	Nordea Bank AB, 0.90%, 6/19/09(a)	11,130,973
19,685,000	Old Line Funding LLC, 0.65%, 6/2/09(a)(b)	19,662,964
6,000,000	Societe Generale, NA, 0.98%, 5/4/09(a)	5,994,610
5,500,000	Societe Generale, NA, 1.40%, 7/7/09(a)	5,479,401
12,000,000	Solitaire Funding LLC, 0.56%, 4/28/09(a)(b)	11,994,960
5,000,000	Tulip Funding Corp., 0.62%, 4/6/09(a)(b)	4,999,569

		393,400,320

Commercial Banks (1.3%):
3,000,000	Banco Santander Central Hispano, 1.66%, 8/3/09(a)	2,982,950
8,314,000	Bank of Nova Scotia, 0.58%, 6/25/09(a)	8,302,713
4,000,000	San Paolo IMI U.S. Financial Co., 0.60%, 4/1/09(a)	4,000,000

		15,285,663

Diversified Financial Services (11.9%):
15,000,000	Danske Corp., 1.05%, 6/10/09(a)(b)	14,969,375
10,000,000	ING US Funding LLC, 1.32%, 4/2/09(a)	9,999,633
10,000,000	ING US Funding LLC, 0.92%, 5/18/09(a)	9,987,989
18,000,000	ING US Funding LLC, 0.70%, 5/28/09(a)	17,980,050
10,000,000	Lloyds TSB Bank PLC, 1.32%, 4/1/09(a)	10,000,000
10,000,000	Tempo Finance Corp., 0.80%, 4/8/09(a)(b)	9,998,445
5,000,000	Tempo Finance Corp., 0.70%, 5/11/09(a)(b)	4,996,111
10,000,000	Tempo Finance Corp., 0.70%, 5/21/09(a)(b)	9,990,278
10,000,000	Toyota Motor Credit Corp., 1.15%, 4/14/09(a)	9,995,847
15,000,000	Toyota Motor Credit Corp., 1.15%, 4/15/09(a)	14,993,292
7,000,000	UBS Finance Delaware LLC, 1.27%, 4/8/09(a)	6,998,271
2,000,000	UBS Finance Delaware LLC, 1.05%, 5/6/09(a)	1,997,958
15,000,000	UBS Finance Delaware LLC, 1.13%, 5/22/09(a)	14,976,413

		136,883,662

Yankee Dollar Certificate of Deposit (0.9%):
10,000,000	DnB NOR Bank ASA, NY, 1.46%, 7/22/09(a)	9,954,889

Total Commercial Paper (Cost $555,524,534)		555,524,534

Corporate Bonds (2.1%):

Commercial Banks (2.0%):
5,600,000	Bank of Montreal, Chicago, 1.01%, 10/5/09(b)(c)	5,600,000
3,700,000	ING Bank NV, 1.57%, 8/24/09(b)(c)	3,700,000
5,050,000	Lloyds TSB Group PLC, 1.54%, 12/7/09(b)(c)	5,050,000
4,650,000	Nordea Bank AB, 1.51%, 10/23/09(b)(c)	4,650,000
3,450,000	Wachovia Bank NA, 1.83%, 8/4/09(c)	3,450,000

		22,450,000

Insurance (0.1%):
1,360,000	ING USA Global Funding Trust VI, 1.75%, 9/18/09, MTN(c)	1,360,000

Total Corporate Bonds (Cost $23,810,000)		23,810,000

U.S. Government Agency Mortgages (12.6%):

Federal Home Loan Bank (4.8%)
4,600,000	0.60%, 8/12/09(a)	4,589,973
5,395,000	0.46%, 8/14/09(c)	5,394,800
4,500,000	0.61%, 8/14/09(a)	4,489,875
8,200,000	0.60%, 8/25/09(a)	8,180,379
7,000,000	0.63%, 9/1/09(a)	6,981,555
3,349,000	0.65%, 9/17/09(a)	3,338,938
5,805,000	0.72%, 2/5/10(c)	5,805,000
6,270,000	0.81%, 2/26/10(c)	6,270,000
10,600,000	1.00%, 7/9/10(c)	10,597,295

		55,647,815

Federal Home Loan Mortgage Corporation (6.0%)
11,130,000	0.56%, 8/11/09(a)	11,107,351
9,635,000	0.40%, 8/17/09(a)	9,613,195
6,000,000	0.61%, 9/1/09(a)	5,984,700
6,095,000	0.45%, 9/28/09(c)	6,094,255
20,000,000	0.55%, 9/30/09(a)	19,945,400
6,000,000	1.06%, 7/14/10(c)	5,997,308
5,030,000	1.23%, 8/24/10(c)	5,030,302
5,160,000	1.24%, 9/3/10(c)	5,158,527

		68,931,038

Federal National Mortgage Association (1.8%)
4,000,000	2.02%, 5/14/09(a)	3,990,445
6,000,000	1.31%, 6/22/09(a)	5,982,233
4,700,000	0.61%, 8/19/09(a)	4,689,033
5,745,000	1.18%, 8/5/10(c)	5,742,185

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
14		$20,403,896

Total U.S. Government Agency Mortgages (Cost $144,982,749)		144,982,749

U.S. Treasury Obligations (7.3%):

U.S. Treasury Bills (1.7%)
$19,067,000	0.34%, 5/14/09(a)	19,059,371
6,300,000	0.30%, 5/28/09(a)	6,297,007
6,200,000	0.39%, 8/6/09(a)	6,191,470
5,500,000	0.45%, 8/13/09(a)	5,490,890
12,000,000	0.36%, 9/3/09(a)	11,981,658
10,000,000	0.40%, 9/10/09(a)	9,981,910
25,000,000	0.61%, 11/19/09(a)	24,901,722

Total U.S. Treasury Obligations (Cost $83,904,028)		83,904,028

Investment Company (0.0%):
400	Dreyfus Treasury Prime Cash Management, 0.09%(d)	400

Total Investment Company (Cost $400)		400

Total Investment Securities (Cost $1,147,579,547)(e)—100.0%		1,147,579,547

Net other assets (liabilities) — 0.0%		192,032

NET ASSETS — 100.0%		$1,147,771,579

Percentages indicated are based on net assets as of March 31, 2009.

LLC	Limited Liability Co.

MTN	Medium Term Note

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	The rate represents the effective yield at time of purchase.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at March 31, 2009. The date presented represents the final maturity date.

(d)	The rate represents the effective yield at March 31, 2009.

(e)	Represents cost for federal income tax purposes.
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.0%):
Aerospace & Defense (1.8%):
132,035	BAE Systems plc	$633,412
27,589	Finmeccanica SpA	343,199

		976,611

Airlines (0.5%):
12,135	Deutsche Lufthansa AG, Registered Shares	132,600
34,173	Ryanair Holdings plc*	131,488

		264,088

Automobiles (2.1%):
16,082	Bayerische Motoren Werke AG (BMW)	464,649
5,183	DaimlerChrysler AG, Registered Shares	134,007
17,300	Toyota Motor Corp.	554,943

		1,153,599

Beverages (1.6%):
45,374	Diageo plc	512,249
43,393	Foster’s Group, Ltd.	152,775
3,465	Pernod-Ricard SA	193,639

		858,663

Biotechnology (1.6%):
37,594	CSL, Ltd.	850,326

Capital Markets (1.4%):
5,738	Credit Suisse Group, Registered Shares	174,101
10,729	Deutsche Bank AG, Registered Shares	445,264
47,789	Man Group plc	149,981

		769,346

Chemicals (1.6%):
3,555	Syngenta AG, Registered Shares	714,937
5,800	Yara International ASA	127,797

		842,734

Commercial Banks (9.1%):
15,025	Australia & New Zealand Banking Group, Ltd.	165,018
51,976	Banco Bilbao Vizcaya Argentaria SA	422,363
138,747	Banco Santander Central Hispano SA	953,828
214,932	Barclays plc	458,431
25,812	Commonwealth Bank of Australia	625,017
13,123	Credit Agricole SA	144,399
77,200	Mitsubishi Tokyo Financial Group, Inc.	379,315
189,100	Mizuho Financial Group, Inc.	368,166
16,526	National Australia Bank, Ltd.	231,588
56,100	Nordea AB	280,230
23,915	Skandinaviska Enskilda Banken AB, Class A	75,057
19,650	Standard Chartered plc	240,080
67,000	Sumitomo Trust & Banking Co., Ltd. (The)	259,828
25,238	Westpac Banking Corp.	335,833

		4,939,153

Commercial Services & Supplies (1.7%):
190,000	Eniro AB	145,298
51,255	Experian plc	321,035
60,675	Securitas AB, B Shares	442,415

		908,748

Communications Equipment (1.6%):
31,400	Tandberg ASA	462,953
52,915	Telefonaktiebolaget LM Ericsson, Class B	430,171

		893,124

Construction & Engineering (1.6%):
7,102	ACS, Actividades de Construccion y Servicios SA	294,215
10,504	Bilfinger Berger AG	399,880
4,210	Vinci SA	155,912

		850,007

Construction Materials (0.6%):
77,000	Sumitomo Osaka Cement Co., Ltd.	179,059
104,000	Taiheiyo Cement Corp.	154,044

		333,103

Diversified REIT (0.8%):
3,001	Unibail	426,921

Diversified Telecommunication Services (6.2%):
129,200	Cable & Wireless plc	258,156
27,163	Deutsche Telekom AG, Registered Shares	338,586
23,942	France Telecom SA	544,379
39,727	Koninklijke KPN NV	531,198
28,500	SOFTBANK Corp.	364,050
663	Swisscom AG, Registered Shares	186,080
149,207	Telecom Italia SpA	191,491
47,211	Telefonica SA	942,751

		3,356,691

Electric Utilities (3.1%):
17,661	AGL Energy, Ltd.	183,963
19,499	E.On AG	546,309
7,400	Electric Power Development Co., Ltd.	219,845
32,309	Enel SpA	154,938
23,000	Tokyo Electric Power Co., Inc. (The)	574,230

		1,679,285

Electrical Equipment (0.3%):
3,373	Alstom SA	174,598

Electronic Equipment & Instruments (0.1%):
28,000	Hitachi, Ltd.	76,910

Energy Equipment & Services (1.1%):
38,100	SeaDrill, Ltd.	374,500
27,800	TGS Nopec Geophysical Company ASA*	217,229

		591,729

Food & Staples Retailing (2.1%):
4,800	FamilyMart Co., Ltd.	146,432
37,881	Koninklijke Ahold NV	414,653
13,700	Seven & I Holdings, Ltd.	302,524
37,000	UNY Co., Ltd.	292,821

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
		$1,156,430

Food Products (4.7%):
1,563,800	Golden Agri-Resources, Ltd.	286,194
41,000	Meiji Seika Kaisha, Ltd.	143,336
29,316	SFR Nestle SA, Class B	992,681
22,000	Toyo Suisan Kaisha, Ltd.	450,528
22,267	Unilever plc	421,957
125,000	Wilmar International, Ltd.	260,891

		2,555,587

Gas Utilities (0.9%):
74,000	Osaka Gas Co., Ltd.	230,857
72,000	TOKYO GAS CO., Ltd.	251,497

		482,354

Health Care Equipment & Supplies (0.1%):
47,148	Agfa Gevaert NV*	79,506

Hotels, Restaurants & Leisure (0.8%):
99,356	Compass Group plc	453,924

Household Durables (0.3%):
5,100	Rinnai Corp.	179,230

Household Products (0.4%):
6,151	Reckitt Benckiser Group plc	231,452

Industrial Conglomerate (0.5%):
1,056,095	Cookson Group plc	245,658

Insurance (5.9%):
10,865	Admiral Group plc	132,468
266,365	Corporacion Mapfre SA	584,238
7,600	Mitsui Sumitomo Insurance Group Holdings, Inc.	178,397
110,167	Prudential plc	530,762
43,821	QBE Insurance Group, Ltd.	589,007
170,854	RSA Insurance Group plc	319,064
12,871	SCOR SE	265,088
3,816	Zurich Financial Services AG	602,403

		3,201,427

Internet & Catalog Retail (0.6%):
40	DeNA Co., Ltd.	130,454
437	Rakuten, Inc.	208,987

		339,441

IT Services (0.4%):
82	NTT Data Corp.	224,856

Machinery (1.6%):
173,000	Mitsubishi Heavy Industries, Ltd.	523,726
105,000	Mitsui Engineering & Shipbuilding Co., Ltd.	177,621
2,445	OC Oerlikon Corp. AG*	78,072
25,600	Trelleborg AB, B Shares	97,480

		876,899

Marine (0.4%):
39,000	Mitsui O.S.K. Lines, Ltd.	193,533

Media (2.1%):
15,945	Pearson plc	160,065
43,237	United Business Media, Ltd.	264,270
6,681	Vivendi Universal SA	176,502
96,228	WPP plc	541,004

		1,141,841

Metals & Mining (5.4%):
48,516	BHP Billiton, Ltd.	1,080,976
111,000	Boliden AB	571,262
15,096	Energy Resources of Australia, Ltd.	223,097
62,815	Lihir Gold, Ltd.*	142,709
16,664	Newcrest Mining, Ltd.	377,784
8,696	Rio Tinto plc	291,130
15,650	ThyssenKrupp AG	276,802

		2,963,760

Multi-Utilities (1.2%):
8,178	GDF Suez	281,134
5,320	RWE AG	376,091

		657,225

Office Electronics (0.3%):
15,000	Ricoh Co., Ltd.	180,551

Oil, Gas & Consumable Fuels (8.8%):
38,218	BG Group plc	579,176
56,000	Cosmo Oil Co., Ltd.	168,254
13,866	Eni SpA	266,927
2,500	Idemitsu Kosan Co., Ltd.	185,936
169,500	NIPPON MINING HOLDINGS, Inc.	684,007
57,643	Royal Dutch Shell plc, B Shares	1,263,272
22,367	Total SA	1,109,137
23,435	Tullow Oil plc	269,338
10,219	Woodside Petroleum, Ltd.	268,926

		4,794,973

Paper & Forest Products (0.8%):
5,800	Nippon Paper Group, Inc.	140,469
76,000	Oji Paper Co., Ltd.	310,481

		450,950

Pharmaceuticals (9.2%):
35,302	AstraZeneca plc	1,251,966
12,000	Chugai Pharmaceutical Company, Ltd.	203,939
81,160	GlaxoSmithKline plc	1,263,487
16,475	Novartis AG, Registered Shares	622,048
2,859	Roche Holding AG	392,663
18,908	Sanofi-Aventis SA, ADR	1,060,908
5,300	Takeda Chemical Industries, Ltd.	183,825

		4,978,836

Real Estate Investment Trusts (REITs) (0.1%):
124,110	Brixton plc	31,550

Real Estate Management & Development (1.1%):
440,000	Shun Tak Holdings, Ltd.	136,857
31,000	Sun Hung Kai Properties, Ltd.	277,697
27,500	Swire Pacific, Ltd., Class A	183,501

		598,055

Road & Rail (0.7%):
7,400	East Japan Railway Co.	385,066

Software (1.3%):
9,361	Autonomy Corp. plc*	175,363
8,600	Konami Corp.	129,236
800	Nintendo Co., Ltd.	234,704
4,855	SAP AG	173,678

		712,981
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail (2.0%):
7,900	Alpen Co., Ltd.	$131,679
4,600	Fast Retailing Co., Ltd.	526,360
8,350	Hennes & Mauritz AB, B Shares	313,547
2,200	Nitori Co., Ltd.	122,908

		1,094,494

Tobacco (2.2%):
39,498	British American Tobacco plc	914,419
12,980	Imperial Tobacco Group plc	291,459

		1,205,878

Trading Companies & Distributors (1.2%):
204,000	Marubeni Corp.	633,348

Wireless Telecommunication Services (2.1%):
89	KDDI Corp.	420,036
4,150	Millicom International Cellular SA, SDR	155,810
330,677	Vodafone Group plc	577,592

		1,153,438

Total Common Stocks (Cost $60,446,018)		51,148,879

Rights (0.2%):
Commercial Banks (0.1%):
568,700	Nordea Bank AB*	65,065

Diversified Financial Services (0.1%):
31,000	HSBC Holdings plc*	57,997

Insurance (0.0%):
244,809	Corporacion Mapfre SA*	3,252

Total Rights (Cost $115,725)		126,314

Investment Company (7.7%):
4,160,363	Dreyfus Treasury Prime Cash Management, 0.09%(a)	4,160,363

Total Investment Company (Cost $4,160,363)		4,160,363

Total Investment Securities (Cost $64,722,106)(b)—101.9%		55,435,556

Net other assets (liabilities) — (1.9)%		(1,039,570)

NET ASSETS — 100.0%		$54,395,986

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $66,435,093. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,270,584
Unrealized depreciation	(12,270,121)

Net unrealized depreciation	$(10,999,537)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United Kingdom	22.5%
Japan	20.6%
Australia	9.4%
France	8.2%
United States	7.5%
Switzerland	6.8%
Germany	5.9%
Spain	5.8%
Sweden	4.4%
Italy	1.7%
Netherlands	1.7%
Norway	1.5%
Hong Kong	1.1%
Singapore	1.0%
Ireland	0.8%
Bermuda	0.7%
Luxemburg	0.3%
Belgium	0.1%

Total	100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
     As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Unrealized Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 197,154 Australian Dollars in exchange for U.S. Dollars	4/1/09	$136,382	$137,042	$660
Receive 209,978 Australian Dollars in exchange for U.S. Dollars	4/2/09	142,712	145,956	3,244
Receive 115,215 Swiss Franc in exchange for U.S. Dollars	4/2/09	99,971	101,252	1,281
Receive 67,891 European Euros in exchange for U.S. Dollars	4/1/09	89,209	90,186	977
Receive 203,148 European Euros in exchange for U.S. Dollars	4/2/09	266,891	269,860	2,969
Receive 234,532 British Sterling Pounds in exchange for U.S. Dollars	4/2/09	332,660	336,460	3,800
Receive 52,999,947 Japanese Yen in exchange for U.S. Dollars	4/1/09	540,006	535,515	(4,491)
Receive 30,986,707 Japanese Yen in exchange for U.S. Dollars	4/2/09	318,075	313,092	(4,983)
Receive 219,274 Norwegian Krone in exchange for U.S. Dollars	4/2/09	32,016	32,643	627
Receive 476,149 Swedish Krone in exchange for U.S. Dollars	4/2/09	57,062	57,953	891
Receive 203,181 Singapore Dollars in exchange for U.S. Dollars	4/1/09	134,197	133,619	(578)
Receive 22,150 Singapore Dollars in exchange for U.S. Dollars	4/2/09	14,557	14,567	10

				$4,407

	Delivery	Contract		Unrealized Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Deliver 54,743,908 Japanese Yen in exchange for U.S. Dollars	4/1/09	$557,775	$553,136	$4,639

				$4,639

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.1%):
Aerospace & Defense (1.6%):
34,125	Aerovironment, Inc.*	$713,212
53,073	Orbital Sciences Corp.*	631,038

		1,344,250

Airlines (4.1%):
165,025	AirTran Holdings, Inc.*	750,864
60,895	Copa Holdings SA, Class A	1,745,860
215,047	UAL Corp.*	963,410

		3,460,134

Auto Components (1.2%):
51,161	BorgWarner, Inc.	1,038,568

Biotechnology (2.1%):
53,792	Cubist Pharmaceuticals, Inc.*	880,037
60,125	Isis Pharmaceuticals, Inc.*	902,476

		1,782,513

Chemicals (1.9%):
89,019	Intrepid Potash, Inc.*	1,642,401

Commercial Services & Supplies (7.8%):
401,069	AerCap Holdings NV*	1,303,474
23,523	CoStar Group, Inc.*	711,571
80,571	EnergySolutions, Inc.	696,939
31,950	FTI Consulting, Inc.*	1,580,886
29,800	Huron Consulting Group, Inc.*	1,264,414
234,340	Innerworkings, Inc.*	1,000,632

		6,557,916

Communications Equipment (0.5%):
18,100	Neutral Tandem, Inc.*	445,441

Diversified Consumer Services (2.0%):
21,439	American Public Education*	901,724
15,575	Capella Education Co.*	825,475
		1,727,199

Diversified Financial Services (3.5%):
82,575	Evercore Partners, Inc.	1,275,784
23,225	Greenhill & Co., Inc.	1,715,166

		2,990,950

Diversified Telecommunication Services (1.6%):
151,443	Switch & Data Facilities Co., Inc.*	1,328,155

Food Products (2.8%):
266,688	Smart Balance, Inc.*	1,610,796
429,332	SunOpta, Inc.*	742,744

		2,353,540

Health Care Equipment & Supplies (4.6%):
90,827	Ev3, Inc.*	644,872
26,360	Immucor, Inc.*	662,954
17,939	Intuitive Surgical, Inc.*	1,710,663
28,325	NuVasive, Inc.*	888,838

		3,907,327

Health Care Providers & Services (4.1%):
98,786	Alliance HealthCare Services, Inc.*	671,745
80,889	IPC Hospitalist Co. (The)*	1,539,317
80,727	Psychiatric Solutions, Inc.*	1,269,836

		3,480,898

Health Care Technology (1.2%):
81,720	Phase Forward, Inc.*	1,045,199

Hotels, Restaurants & Leisure (6.8%):
75,023	BJ’s Restaurants, Inc.* $	1,043,570
18,528	Buffalo Wild Wings, Inc.*	677,754
118,476	Life Time Finess, Inc.*	1,488,059
215,895	Pinnacle Entertainment, Inc.*	1,519,901
112,050	Texas Roadhouse, Inc., Class A*	1,067,836

		5,797,120

Internet Software & Services (6.6%):
156,550	Ariba, Inc.*	1,366,681
98,387	Omniture, Inc.*	1,297,725
69,820	VistaPrint, Ltd.*	1,919,352
83,250	Websense, Inc.*	999,000

		5,582,758

IT Services (4.2%):
224,727	Bluephoenix Solutions, Ltd.*	431,476
78,342	Integral Systems, Inc.*	673,741
549,030	Sapient Corp.*	2,454,164

		3,559,381

Oil, Gas & Consumable Fuels (11.6%):
214,759	Carrizo Oil & Gas, Inc.*	1,907,060
132,172	EXCO Resources, Inc.*	1,321,720
86,227	GMX Resources, Inc.*	560,475
35,954	Goodrich Petroleum Corp.*	696,069
141,426	Petrohawk Energy Corp.*	2,719,622
475,788	Quicksilver Resources, Inc.*	2,635,866

		9,840,812

Pharmaceuticals (10.0%):
28,675	AMAG Pharmaceuticals, Inc.*	1,054,380
206,793	BioMarin Pharmaceutical, Inc.*	2,553,894
375,353	Cardiome Pharma Corp.*	1,099,784
600,245	Durect Corp.*	1,338,546
290,400	POZEN, Inc.*	1,777,248
10,425	United Therapeutics Corp.*	688,988

		8,512,840

Real Estate Investment Trusts (REITs) (1.3%):
72,950	Redwood Trust, Inc.	1,119,783

Road & Rail (4.0%):
112,146	Celadon Group, Inc.*	622,410
86,430	Knight Transportation, Inc.	1,310,279
41,068	Old Dominion Freight Line, Inc.*	964,688
95,951	Vitran Corp., Inc.*	504,702

		3,402,079

Semiconductors & Semiconductor Equipment (3.0%):
35,975	FormFactor, Inc.*	648,270
289,864	Teradyne, Inc.*	1,269,604
74,285	Verigy, Ltd.*	612,851

		2,530,725

Software (4.6%):
33,759	Concur Technologies, Inc.*	647,835
71,304	Taleo Corp., Class A, Class A*	842,814
54,739	Ultimate Software Group, Inc.*	944,795
223,660	Wind River Systems, Inc.*	1,431,424

		3,866,868

Specialty Retail (1.0%):
92,160	Titan Machinery, Inc.*	828,518
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Trading Companies & Distributors (0.9%):
23,950	MSC Industrial Direct Co., Inc., Class A	$744,127

Transportation Infrastructure (3.1%):
154,190	Aegean Marine Petroleum Network, Inc.	2,582,683

Total Common Stocks (Cost $105,222,514)		81,472,185

Investment Company (4.7%):
3,984,200	Dreyfus Treasury Prime Cash Management, 0.09%(a)	3,984,200

Total Investment Company (Cost $3,984,200)		3,984,200

Total Investment Securities (Cost $109,206,714)(b)—100.8%		85,456,385

Net other assets (liabilities) — (0.8)%		(674,600)

NET ASSETS — 100.0%		$84,781,785

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

(a)	The rate presented represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $121,530,200. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,900,306
Unrealized depreciation	(40,974,121)

Net unrealized depreciation	$(36,073,815)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	87.8%
Greece	3.1%
Canada	2.7%
Bermuda	2.2%
Panama	2.0%
Netherlands	1.5%
Singapore	0.7%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.8%):
Aerospace & Defense (3.6%):
12,340	Boeing Co. (The)	$439,057
43,900	Empresa Brasileira de Aeronautica SA, ADR	582,553
68,310	European Aeronautic Defence and Space Co.	794,624
9,110	Lockheed Martin Corp.	628,863
21,100	Raytheon Co.	821,634

		3,266,731

Air Freight & Logistics (0.8%):
43,700	TNT NV	747,460

Automobiles (2.0%):
20,813	Bayerische Motoren Werke AG (BMW)	601,340
23,128	Bayerische Motoren Werke Pfd (BMW)	402,076
24,000	Toyota Motor Corp.	769,864

		1,773,280

Beverages (3.3%):
18,490	Companhia de Bebidas das Americas, ADR, Preferred Shares	882,898
46,954	Diageo plc	530,087
387,000	Fomento Economico Mexicano, SAB de CV	982,895
188,790	Grupo Modelo, SA de CV, Series C	572,022

		2,967,902

Biotechnology (1.4%):
16,800	InterMune, Inc.*	276,192
10,400	Regeneron Pharmaceuticals, Inc.*	144,144
36,800	Seattle Genetics, Inc.*	362,848
26,000	Theravance, Inc.*	442,000

		1,225,184

Building Products (1.3%):
123,800	Assa Abloy AB, Class B	1,158,896

Capital Markets (2.6%):
52,299	Credit Suisse Group, Registered Shares	1,586,840
2,900	State Street Corp.	89,262
74,120	UBS AG, Registered Shares*	704,373

		2,380,475

Commercial Banks (2.4%):
128,790	HSBC Holdings plc	719,473
12,362	Societe Generale	485,353
26,250	Sumitomo Mitsui Financial Group, Inc.	926,126

		2,130,952

Commercial Services & Supplies (0.8%):
19,600	Secom Co, Ltd.	725,643

Communications Equipment (8.3%):
89,170	Corning, Inc.	1,183,286
111,870	Juniper Networks, Inc.*	1,684,762
31,380	Tandberg ASA	462,659
502,370	Telefonaktiebolaget LM Ericsson, Class B	4,084,001
135,200	Wire and Wireless India, Ltd.*	33,089

		7,447,797

Consumer Finance (1.0%):
139,600	SLM Corp.*	691,020
72	Sony Financial Holdings, Inc.	192,828

		883,848

Diversified Financial Services (1.5%):
54,960	3I Group plc	213,092
5,000	Housing Development Finance, Ltd.	140,440
75,353	Investor AB, B Shares	954,339

		1,307,871

Electric Utilities (0.9%):
44,700	Fortum OYJ	850,717

Electrical Equipment (1.2%):
23,500	Emerson Electric Co.	671,630
84,000	Mitsubishi Electric Corp.	382,392

		1,054,022

Electronic Equipment & Instruments (4.2%):
48,900	HOYA Corp.	968,117
4,533	Keyence Corp.	852,555
7,700	KYOCERA Corp.	515,115
27,600	Murata Manufacturing Co., Ltd.	1,067,234
8,300	Nidec Corp.	376,529

		3,779,550

Energy Equipment & Services (2.3%):
28,340	Technip SA	998,631
18,972	Transocean, Ltd.*	1,116,313

		2,114,944

Food & Staples Retailing (3.7%):
20,985	Seven & I Holdings, Ltd.	463,392
224,833	Tesco plc	1,075,855
34,500	Wal-Mart Stores, Inc.	1,797,450

		3,336,697

Food Products (1.1%):
103,205	Cadbury plc	779,321
13,330	Unilever plc	252,602

		1,031,923

Health Care Equipment & Supplies (0.1%):
3,200	Zimmer Holdings, Inc.*	116,800

Health Care Providers & Services (1.8%):
44,400	Aetna, Inc.	1,080,252
14,800	WellPoint, Inc.*	561,956

		1,642,208

Hotels, Restaurants & Leisure (3.6%):
25,265	Aristocrat Leisure, Ltd.	59,775
59,700	Carnival Corp.	1,289,520
20,650	International Game Technology	190,393
29,100	McDonald’s Corp.	1,587,987
30,400	Shuffle Master, Inc.*	87,248

		3,214,923

Household Durables (2.5%):
57,300	Koninklijke Philips Electronics NV	845,634
69,100	Sony Corp.	1,417,061

		2,262,695

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or Principal		Fair
Amount		Value
Common Stocks, continued
Household Products (2.5%):
20,000	Colgate-Palmolive Co.	$1,179,600
29,383	Reckitt Benckiser Group plc	1,105,634

		2,285,234

Industrial Conglomerates (3.6%):
24,300	3M Co.	1,208,196
35,839	Siemens AG	2,063,045

		3,271,241

Insurance (1.8%):
30,500	AFLAC, Inc.	590,480
137,650	Prudential plc	663,170
74,800	XL Capital, Ltd., Class A	408,408

		1,662,058

Internet Software & Services (1.5%):
109,700	eBay, Inc.*	1,377,832

IT Services (1.7%):
42,300	Automatic Data Processing, Inc.	1,487,268

Machinery (0.5%):
6,300	Fanuc, Ltd.	431,838

Media (3.3%):
148,470	Dish TV India, Ltd.*	71,030
83,800	Grupo Televisa SA, ADR	1,143,032
644,500	Sirius XM Radio, Inc.*	225,575
66,100	Walt Disney Co. (The)	1,200,376
158,200	Zee Telefilms, Ltd.	330,717

		2,970,730

Oil, Gas & Consumable Fuels (2.8%):
18,370	BP plc, SP ADR	736,637
42,520	Husky Energy, Inc.	902,348
17,960	Total SA	890,602

		2,529,587

Pharmaceuticals (4.4%):
1,492	Basilea Pharmaceutica AG*	93,172
13,682	NicOx SA*	159,372
18,375	Roche Holding AG	2,523,673
16,635	Sanofi-Aventis SA, ADR	933,372
3,800	Schering Plough Corp.	89,490
12,000	Shionogi & Co., Ltd.	206,341

		4,005,420

Semiconductors & Semiconductor Equipment (5.0%):
64,900	Altera Corp.	1,138,995
18,300	Linear Technology Corp.	420,534
66,000	Maxim Integrated Products, Inc.	871,860
112,429	MediaTek, Inc.	1,064,698
674,173	Taiwan Semiconductor Manufacturing Co., Ltd.	1,026,780

		4,522,867

Software (10.2%):
63,700	Adobe Systems, Inc.*	1,362,543
60,586	Infosys Technologies, Ltd.	1,583,917
73,700	Intuit, Inc.*	1,989,900
94,300	Microsoft Corp.	1,732,291
2,800	Nintendo Co., Ltd.	821,462
48,200	SAP AG	1,724,263

		9,214,376

Specialty Retail (2.7%):
5,640	Hennes & Mauritz AB, B Shares	211,785
32,800	Industria de Diseno Textil SA	1,275,581
44,800	Tiffany & Co.	965,888

		2,453,254

Textiles, Apparel & Luxury Goods (3.4%):
92,900	Bulgari SPA	408,596
77,954	Burberry Group plc	312,417
27,380	LVMH Moet Hennessy Louis Vuitton SA	1,716,125
14,100	Tod’s SPA	600,780

		3,037,918

Wireless Telecommunication Services (3.0%):
267	KDDI Corp.	1,260,109
40,500	Turkcell Iletisim Hizmetleri AS, ADR	497,745
519,485	Vodafone Group plc	907,382

		2,665,236

Total Common Stocks (Cost $118,361,433)		87,335,377

Convertible Bonds (0.1%):

Pharmaceuticals (0.1%):
$155,000	Theravance, Inc., 3.00%, 1/15/15	120,706

Total Convertible Bonds (Cost $155,000)		120,706

Right (0.1%):
52,829	HSBC Holdings plc*	98,837

Total Right (Cost $—)		98,837

Investment Company (4.4%):
4,015,151	Dreyfus Treasury Prime Cash Management, 0.09%(a)	4,015,151

Total Investment Company (Cost $4,015,151)		4,015,151

Total Investment Securities (Cost $122,531,584)(b)—101.4%		91,570,071

Net other assets (liabilities) — (1.4)%		(1,305,781)

NET ASSETS — 100.0%		$90,264,290

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $130,924,834. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,678,211
Unrealized depreciation	(42,032,974)

Net unrealized depreciation	$(39,354,763)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	35.9%
Japan	12.4%
United Kingdom	8.1%
Sweden	7.0%
Switzerland	6.6%
France	5.7%
Germany	5.2%
Mexico	2.9%
Netherlands	2.6%
India	2.4%
Taiwan	2.3%
Brazil	1.6%
Panama	1.4%
Spain	1.4%
Italy	1.1%
Canada	1.0%
Finland	0.9%
Norway	0.5%
Turkey	0.5%
Cayman Islands	0.4%
Australia	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.6%):
Aerospace & Defense (0.7%):
205,000	Empresa Brasileira de Aeronautica SA, ADR	$683,333

Automobiles (2.4%):
8,722	Bayerische Motoren Werke AG (BMW)	252,001
38,974	Honda Motor Co.	932,658
7,016	Porsche AG	336,758
29,700	Toyota Motor Corp.	952,706

		2,474,123

Beverages (1.6%):
187,926	C&C Group plc	324,476
15,750	Heineken NV	448,451
16,216	Pernod-Ricard SA	906,218

		1,679,145

Biotechnology (1.2%):
54,300	CSL, Ltd.	1,228,194
2,547,200	Proteome Systems, Ltd.*	37,182

		1,265,376

Capital Markets (3.1%):
673,030	Collins Stewart plc	655,253
16,310	Credit Suisse Group, Registered Shares	494,873
242,560	ICAP plc	1,056,469
336,420	Tullet Prebon plc	1,014,876

		3,221,471

Chemicals (1.6%):
292,860	Filtrona plc	542,234
83,718	Nufarm, Ltd.	662,671
575	Sika AG-BEARER	427,181

		1,632,086

Commercial Banks (0.2%):
18,700	ICICI Bank, Ltd., ADR	248,523

Commercial Services & Supplies (5.8%):
131,560	Aggreko plc	927,809
205,760	BTG plc*	365,708
279,500	Capita Group plc	2,716,467
143,727	Experian plc	900,231
41,200	Prosegur Compania de Seguridad SA	1,110,675

		6,020,890

Communications Equipment (4.8%):
21,200	Nokia OYJ	248,154
169,500	Tandberg ASA	2,499,065
266,580	Telefonaktiebolaget LM Ericsson, Class B	2,167,154

		4,914,373

Computers & Peripherals (0.0%):
3,990	Logitech International SA*	41,253

Construction & Engineering (1.1%):
10,825	Koninklijke Boskalis Westminster NV, CVA	217,189
19,769	Leighton Holdings, Ltd.	266,043
49,600	TREVI — Finanziaria Industriale SPA	329,862
8,699	Vinci SA	322,155

		1,135,249

Diversified Consumer Services (0.4%):
53,120	Dignity plc	408,551

Diversified Financial Services (0.7%):
78,475	3I Group plc	304,265
7,000	Housing Development Finance, Ltd.	196,616
336,652	Paragon Group of Cos., plc (The)	216,579
6,212	Reinet Investments SCA*	57,408

		774,868

Electric Utilities (0.4%):
19,500	Fortum OYJ	371,118

Electrical Equipment (4.6%):
173,861	ABB, Ltd.	2,426,644
29,190	Alstom SA	1,510,973
55,800	Ushio, Inc.	784,447

		4,722,064

Electronic Equipment & Instruments (5.8%):
64,200	HOYA Corp.	1,271,025
21,161	IBIDEN Co., Ltd.	518,199
8,382	Keyence Corp.	1,576,464
43,900	Nidec Corp.	1,991,523
34,500	Nippon Electric Glass Co., Ltd.	245,056
30,000	Omron Corp.	356,082

		5,958,349

Energy Equipment & Services (2.0%):
348,410	Ceres Power Holdings plc*	538,810
17,000	Saipem SpA	303,251
35,030	Technip SA	1,234,370

		2,076,431

Food & Staples Retailing (0.6%):
36,909	Woolworths, Ltd.	644,083

Food Products (2.1%):
3,187	Barry Callebaut AG, Registered Shares	1,456,829
20,249	SFR Nestle SA, Class B	685,659

		2,142,488

Health Care Equipment & Supplies (9.7%):
957,913	Art Advanced Research Technologies, Inc.*(a)	34,198
42,200	DiaSorin SPA	942,344
18,810	Essilor International SA	727,234
10,025	Nobel Biocare Holding AG	171,254
149,800	Ortivus AB, Class B*	73,890
100,177	Smith & Nephew plc	619,138
272,618	Sonic Healthcare, Ltd.	2,104,342
10,598	Sonova Holding AG	641,110
4,725	Straumann Holding AG, Registered Shares	731,447
23,196	Synthes, Inc.	2,581,841
21,900	Terumo Corp.	814,009
12,900	William Demant Holding A\S*	521,145

		9,961,952

Hotels, Restaurants & Leisure (1.1%):
32,200	Carnival Corp.	695,520
164,410	Enterprise Inns plc	159,810
121,441	William Hill plc	295,378

		1,150,708

Household Durables (0.9%):

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued
31,200	Koninklijke Philips Electronics NV	$460,450
17,676	SEB SA	479,026

		939,476

Household Products (0.6%):
16,938	Reckitt Benckiser Group plc	637,349

Industrial Conglomerates (1.3%):
2,317	Phoenix Mecano AG	498,895
14,273	Siemens AG	821,615

		1,320,510

Insurance (2.6%):
106,761	AMP, Ltd.	349,745
165,492	Prudential plc	797,307
115,964	QBE Insurance Group, Ltd.	1,558,696

		2,705,748

Internet Software & Services (2.3%):
56,835	United Internet AG, Registered Shares	482,008
7,132	Yahoo! Japan Corp.	1,885,505

		2,367,513

IT Services (0.3%):
48,062	Compugroup Holding AG*	275,759

Machinery (1.4%):
156,699	Aalberts Industries NV	844,829
12,923	Demag Cranes AG	227,123
15,400	Outotec OYJ	264,630
20,513	Takeuchi Manufacturing Co., Ltd.	131,964

		1,468,546

Marine (0.4%):
28,800	Tsakos Energy Navigation, Ltd.	405,792

Media (2.0%):
73,381	British Sky Broadcasting Group plc	455,413
36,600	Grupo Televisa SA, ADR	499,224
31,010	Vivendi Universal SA	819,238
152,600	Zee Telefilms, Ltd.	319,010

		2,092,885

Metals & Mining (3.2%):
95,700	Companhia Vale do Rio Doce, ADR, Preferred Shares	1,079,496
84,200	Impala Platinum Holdings, Ltd.	1,414,599
23,972	Rio Tinto plc	802,548

		3,296,643

Multiline Retail (0.3%):
4,100	Pinault Printemps Redoute	262,297

Office Electronics (1.1%):
37,450	Canon, Inc.	1,092,570

Oil, Gas & Consumable Fuels (4.3%):
132,530	BG Group plc	2,008,428
19,500	BP plc, SP ADR	781,950
210,400	MaireTecnimont SpA	434,015
23,770	Total SA	1,178,709

		4,403,102

Personal Products (0.3%):
5,220	L’Oreal SA	359,899

Pharmaceuticals (6.2%):
10,200	Astella Pharma, Inc.	314,192
13,205	GlaxoSmithKline plc	205,573
60,300	Grifols SA	869,658
176,800	Marshall Edwards, Inc.*(b)	70,720
238,700	Marshall Edwards, Inc., Private Equity*(c)	79,487
46,561	NeuroSearch A/S*	577,680
21,719	NicOx SA*	252,989
667,032	Novogen, Ltd.*	227,237
12,996	Roche Holding AG	1,784,906
13,376	Sanofi-Aventis SA, ADR	750,513
6,438	Santhera Pharmaceuticals*	265,961
31,000	Shionogi & Co., Ltd.	533,047
14,600	Takeda Chemical Industries, Ltd.	506,387

		6,438,350

Real Estate Management & Development (1.1%):
72,400	Solidere, GDR	1,093,240

Road & Rail (0.2%):
52,340	Toll Holdings, Ltd.	227,357

Software (8.1%):
167,483	Autonomy Corp. plc*	3,137,525
41,968	Infosys Technologies, Ltd.	1,097,182
6,900	Nintendo Co., Ltd.	2,024,318
160,870	Sage Group plc	389,768
24,447	SAP AG	874,544
11,400	SQUARE ENIX Co., Ltd.	216,722
55,292	Temenos Group AG*	597,958

		8,338,017

Specialty Retail (2.0%):
27,107	Compagnie Financiere Richemont SA, Class A	422,303
16,500	Hennes & Mauritz AB, B Shares	619,584
26,000	Industria de Diseno Textil SA	1,011,131

		2,053,018

Textiles, Apparel & Luxury Goods (2.4%):
175,834	Burberry Group plc	704,691
35,200	Luxottica Group SPA	546,348
10,280	LVMH Moet Hennessy Louis Vuitton SA	644,330
4,429	Swatch Group AG, B Shares	533,969

		2,429,338

Trading Companies & Distributors (1.3%):
157,420	Bunzl plc	1,233,883
39,660	Wolseley plc*	131,235

		1,365,118

Wireless Telecommunication Services (1.4%):
158	KDDI Corp.	745,682
405,836	Vodafone Group plc	708,872

		1,454,554

Total Common Stocks (Cost $134,761,230)		96,553,515

Warrants (0.0%):
Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity*	11,652
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Warrants, continued
Pharmaceuticals, continued
10,000	Marshall Edwards, Inc., Private Equity*	$15,125

Total Warrants (Cost $—)		26,777

Right (0.1%):
Diversified Consumer Services (0.1%):
121,441	William Hill plc*	111,500

Total Right (Cost $261,624)		111,500

Investment Company (5.0%):
5,214,515	Dreyfus Treasury Prime Cash Management, 0.09%(d)	5,214,515

Total Investment Company (Cost $5,214,515)		5,214,515

Total Investment Securities (Cost $140,237,369)(e)—98.7%		101,906,307

Net other assets (liabilities) — 1.3%		1,292,334

NET ASSETS — 100.0%		$103,198,641

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2009, these securities represent 0.0% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Security was fair valued as of March 31, 2009. Represents 0.1% of the net assets of the Fund.

(d)	The rate represents the effective yield at March 31, 2009.

(e)	Cost for federal income tax purposes is $143,052,097. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,828,676
Unrealized depreciation	(47,974,466)

Net unrealized depreciation	$(41,145,790)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United Kingdom	21.4%
Japan	16.6%
Switzerland	11.0%
France	9.3%
United States	7.8%
Australia	7.2%
Germany	3.2%
Spain	2.9%
Sweden	2.8%
Norway	2.5%
Netherlands	1.9%
India	1.8%
Brazil	1.7%
Italy	1.6%
South Africa	1.4%
Ireland	1.2%
Denmark	1.1%
Lebanon	1.1%
European Community	0.9%
Finland	0.9%
Panama	0.7%
Mexico	0.5%
Bermuda	0.4%
Luxemburg	0.1%
Canada	0.0%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (10.0%):
$592,423	Access Group, Inc., Series 2008-1, Class A, 4.84%, 10/27/25(a)+	$544,955
4,695	Accredited Mortgage Loan Trust, Series 06-2, Class A1, 0.56%, 9/25/36(a)+	4,637
48,724	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 0.58%, 10/25/36(a)+	35,461
11,851	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 0.60%, 10/25/36(a)+	11,160
179,111	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 1.22%, 10/25/31(a)+	103,198
733	Argent Securities, Inc., Series 06-M2, Class A2A, 0.57%, 9/25/36(a)+	725
14,235	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 0.58%, 10/25/36(a)+	13,792
28,328	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 0.58%, 1/25/37(a)+	24,070
21,014	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 0.80%, 9/25/34(a)+	14,056
700,000	Bank of America Credit Card Trust, Series 2007-A9, Class A9, 0.60%, 11/17/14(a)+	615,975
233,820	Carrington Mortgage Loan Trust, Series 06-NC5, Class A1, 0.57%, 1/25/37(a)+	215,160
200,000	Chase Issuance Trust, Series 06-A3, Class A3, 0.55%, 7/15/11(a)+	199,495
600,000	Chase Issuance Trust, Series 2008-A10, Class A10, 1.31%, 8/17/15(a)+	529,341
1,000,000	Chase Issuance Trust, Series 2008-A13, Class A13, 2.82%, 9/15/15(a)+	914,595
408,728	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH3, Class A2, 0.62%, 10/25/36(a)+	361,557
435,363	Countrywide Asset-Backed Certificates, Series 2006-06, Class 2A2, 0.70%, 9/25/36(a)+	302,110
23,814	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 0.58%, 3/25/37(a)+	22,909
57,343	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 0.57%, 5/25/37(a)+	51,243
222,554	Countrywide Asset-Backed Certificates, Series 06-23, Class 2A1, 0.57%, 11/25/37(a)+	201,708
21,202	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 0.63%, 10/25/46(a)+	19,052
6,554	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 0.57%, 12/25/46(a)+	6,350
28,036	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 0.57%, 3/25/47(a)+	26,973
36,143	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 0.57%, 5/25/47(a)+	32,768
261,401	Countrywide Asset-Backed Certificates, Series 06-24, Class 2A1, 0.57%, 6/25/47(a)+	231,983
36,994	Credit-Based Asset Servicing and Securitization, Series 06-CB9, Class A1, 0.58%, 11/25/36(a)+	32,643
19,343	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF9, Class 2A1, 0.58%, 6/25/36(a)+	19,014
41,705	Fremont Home Loan Trust, Series 06-E, Class 2A1, 0.58%, 1/25/37(a)+	35,444
99,966	GE-WMC Mortgage Securities, LLC, Series 06-1, Class A2A, 0.56%, 8/25/36(a)+	78,531
25,087	GSAMP Trust, Series 06-FM2, Class A2A, 0.59%, 9/25/36(a)+	23,500
25,873	Household Home Equity Loan Trust, Series 06-4, Class A1V, 0.62%, 3/20/36(a)+	24,110
32,936	HSI Asset Securitization Corp. Trust, Series 06-HE2, Class 2A1, 0.57%, 12/25/36(a)+	19,093
19,802	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 0.58%, 4/25/37(a)+	18,702
13,301	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 0.57%, 8/25/36(a)+	11,975
228,809	J.P. Morgan Mortgage Acquisition Corp., Series 06-CH2, Class AV2, 0.57%, 10/25/36(a)+	200,974
43,529	Lehman XS Trust, Series 06-17, Class WF11, 0.64%, 11/25/36(a)+	41,497
4,834	Lehman XS Trust, Series 06-9, Class A1A, 0.54%, 5/25/46(a)+	4,716
22,268	Lehman XS Trust, Series 06-11, Class 1A1, 0.60%, 6/25/46(a)+	21,801
67,481	Lehman XS Trust, Series 06-16N, Class A1A, 0.60%, 11/25/46(a)+	57,933
3,092	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 0.80%, 10/25/34(a)+	1,260
100,271	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 0.58%, 10/25/36(a)+	96,021
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities, continued
$473,176	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.11%, 4/25/38(a)+	$399,760
45,586	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 0.58%, 11/25/36(a)+	42,024
54,969	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 0.59%, 8/25/36(a)+	53,251
99,521	Park Place Securities, Inc., Series 04-MCW1, Class A1, 0.83%, 10/25/34(a)+	75,027
30,393	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 0.60%, 10/25/36(a)+	28,134
420	Residential Asset Securities Corp., Series 06-KS8, Class A1, 0.58%, 10/25/36(a)+	416
25,114	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 0.59%, 11/25/36(a)+	24,129
11,815	Saxon Asset Securities Trust, Series 06-3, Class A1, 0.58%, 10/25/46(a)+	11,347
26,941	SBI Heloc Trust, Series 06-A1, Class 1A2A, 0.69%, 8/25/36(a)(b)+	23,756
3,972	SLM Student Loan Trust, Series 05-5, Class A1, 1.16%, 1/25/18(a)+	3,970
997,074	SLM Student Loan Trust, Series 2008-9, Class A, 2.66%, 4/25/23(a)+	978,777
88,874	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 0.60%, 1/25/37(a)+	84,958
8,756	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 0.57%, 1/25/37(a)+	8,534

Total Asset Backed Securities (Cost $7,752,384)		6,904,570

Collateralized Mortgage Obligations (5.7%):
100,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.74%, 5/10/45(a)+	74,129
156,445	Banc of America Funding Corp., 6.11%, 1/20/47(a)+	73,611
39,611	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9 Class 22A1, 4.79%, 11/25/34(a)+	28,955
163,309	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, 5.11%, 11/25/34(a)+	156,512
45,781	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1, 4.97%, 1/25/35(a)+	38,244
323,680	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.47%, 3/25/35(a)+	223,331
48,488	Bear Stearns Alt-A Trust, 5.49%, 9/25/35(a)+	23,902
89,877	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 2A1, 0.59%, 2/25/37(a)+	78,831
99,401	Countrywide Home Loans, Series 2004-22, Class A3, 4.79%, 11/25/34(a)+	60,514
172,914	Countrywide Home Loans, Series 2004-HYB9, Class 1A1, 4.73%, 2/20/35(a)+	121,752
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.70%, 9/15/40(a)+	261,277
67,428	Fannie Mae, Series 06-118, Class A1, 0.58%, 12/25/36(a)+	60,260
107,917	First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.36%, 8/25/35(a)+	76,456
137,212	Freddie Mac, Series 3335, Class BF, 0.71%, 7/15/19(a)+	132,941
82,785	Freddie Mac, Series 3149, Class LF, 0.86%, 5/15/36(a)+	80,254
65,255	Greenpoint Mortgage Funding Trust, Series 06-AR8, Class 1A1A, 0.60%, 1/25/47(a)+	55,793
68,106	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.88%, 10/25/33(a)+	46,420
152,272	GS Mortgage Securities Corp. II, Series 2007-EOP Class A1, 0.61%, 3/6/20(a)(b)+	106,288
78,451	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.24%, 11/25/35(a)+	50,335
24,312	Harborview Mortgage Loan Trust, Series 05-2, Class 2A1A, 0.78%, 5/19/35(a)+	8,921
103,956	Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.14%, 7/19/35(a)+	56,621
62,339	Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class B1, 5.01%, 12/25/34(a)+	43,063
12,835	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 0.62%, 1/25/37(a)+	11,913
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.42%, 1/15/49+	202,747
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4, 5.88%, 2/15/51(a)+	70,701
117,131	JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.02%, 2/25/35(a)+	92,877
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued
$11,008	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 0.64%, 9/15/21(a)(b)+	$8,146
19,602	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4, 3.79%, 11/21/34(a)+	19,096
166,403	Merrill Lynch Floating Trust, Series 06-1, Class A1, 0.63%, 6/15/22(a)(b)+	116,482
59,846	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 0.73%, 2/25/36(a)+	33,063
100,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51+	57,320
26,271	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A, 1.52%, 10/25/35(a)+	17,650
18,919	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.77%, 11/25/35(a)+	11,352
900,000	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.88%, 6/11/49(a)+	647,809
55,682	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.81%, 7/19/35(a)+	38,012
193,630	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 0.64%, 9/25/46(a)+	166,351
58,480	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 0.63%, 11/25/46(a)+	50,156
149,851	Wachovia Bank Commercial Mortgage Trust, 0.64%, 6/15/20(a)(b)+	103,152
265,955	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 0.65%, 9/15/21(a)(b)+	182,818
67,957	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class 2A, 4.26%, 9/25/46(a)+	21,683
209,880	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 4.26%, 10/25/46(a)+	106,424
72,821	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 2.55%, 1/25/47(a)+	33,928
110,655	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.95%, 1/25/35(a)+	75,563

Total Collateralized Mortgage Obligations (Cost $5,405,229)		3,925,653

Corporate Bonds (37.0%):
Automobiles (0.1%):
100,000	DaimlerChrysler NA Holding Corp., 3.64%, 8/3/09(a)+	99,253

Biotechnology (0.5%):
300,000	Amgen, Inc., 6.90%, 6/1/38+	307,998

Chemicals (0.1%):
100,000	Rohm & Haas Co., 6.00%, 9/15/17+	83,074

Commercial Banks (10.5%):
300,000	American Express Centurion Bank, 0.58%, 6/12/09(a)+	296,002
400,000	American Express Centurion Bank, 5.55%, 10/17/12+	356,003
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13(b)+	96,427
500,000	Banc of America Corp., 1.60%, 6/15/16(a)+	317,122
100,000	Bank of America Corp., 1.36%, 11/6/09(a)+	98,674
1,200,000	Bank of America Corp., 8.13%, 12/31/49+	480,588
100,000	Barclays Bank plc, 6.05%, 12/4/17(b)+	78,641
300,000	BNP Paribas, 5.19%, 6/29/49(b)+	123,129
900,000	Chase Manhattan Corp., 7.00%, 11/15/09+	911,081
100,000	Citigroup, Inc., 1.26%, 12/28/09(a)+	92,327
200,000	Citigroup, Inc., 1.40%, 5/18/10(a)+	179,688
300,000	Citigroup, Inc., 5.50%, 4/11/13+	263,572
200,000	Citigroup, Inc., 6.00%, 8/15/17+	172,607
100,000	Citigroup, Inc., 6.13%, 8/25/36+	53,736
100,000	Credit Agricole, 1.26%, 5/28/09(a)(b)+	99,817
300,000	Deutsche Bank AG, 1.54%, 2/17/15, Callable 2/17/10 @ 100, EMTN(a)+	210,000
100,000	DnB NOR Bank ASA, 1.33%, 10/13/09(a)(b)+	98,789
300,000	HBOS Treasury Services PLC, 1.18%, 7/17/09(a)(b)+	298,301
200,000	ICICI Bank, Ltd., 1.89%, 1/12/10(a)(b)+	180,000
100,000	J.P. Morgan Chase & Co., 0.57%, 6/26/09(a)+	99,754
200,000	Key Bank NA, Series BKNT, 3.51%, 6/2/10(a)(b)+	192,796
200,000	KeyCorp, Series E, 4.28%, 11/22/10, MTN(a)+	226,995
1,000,000	SunTrust Bank, 1.36%, 5/21/12(a)+	917,020
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	86,009
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Commercial Banks, continued
$100,000	Wachovia Corp., 1.31%, 12/1/09(a)+	$98,545
100,000	Wachovia Corp., 1.41%, 6/1/10(a)+	95,047
300,000	Wells Fargo & Co., 5.63%, 12/11/17+	273,723
1,700,000	Wells Fargo & Co., Series K, 7.98%, 2/28/49, Callable 3/15/18 @ 100+	799,000

		7,195,393

Commercial Services & Supplies (1.0%):
100,000	The President & Fellows of Harvard College, 6.00%, 1/15/19(b)+	107,574
500,000	The President & Fellows of Harvard College, 6.50%, 1/15/39(b)+	558,515

		666,089

Computers & Peripherals (1.8%):
200,000	Dell, Inc., 5.65%, 4/15/18+	188,646
1,000,000	IBM Corp., 5.70%, 9/14/17+	1,035,872

		1,224,518

Diversified Consumer Services (8.8%):
100,000	Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN+	96,727
200,000	American Express Credit Co., 0.59%, 11/9/09(a)+	194,077
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	87,798
100,000	American General Finance, 6.90%, 12/15/17, MTN+	35,049
400,000	American Honda Finance Corp., 1.28%, 5/12/09(a)(b)+	399,819
200,000	American International Group, 5.85%, 1/16/18, MTN+	78,301
1,000,000	Appalachian Power Co., 6.60%, 5/1/09+	1,001,684
50,000	Bear Stearns Cos., Inc., 1.55%, 9/9/09(a)+	49,844
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49(b)+	35,024
100,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12, MTN+	98,563
100,000	CIT Group, Inc., 1.39%, 6/8/09(a)+	96,751
100,000	CIT Group, Inc., 1.36%, 8/17/09(a)+	89,353
30,000	Citigroup Funding, Inc., 0.52%, 4/23/09(a)+	29,929
1,200,000	Countrywide Home Loans, Inc., Series M, 4.13%, 9/15/09, MTN+	1,185,815
300,000	ENEL Finance International, 6.80%, 9/15/37(b)+	246,415
600,000	Ford Motor Credit Corp., 7.25%, 10/25/11+	427,173
200,000	General Electric Capital Corp., 1.21%, 1/20/10(a)+	193,970
100,000	General Electric Capital Corp., 1.30%, 5/10/10(a)+	93,910
300,000	General Electric Capital Corp., 1.31%, 8/15/11(a)+	256,577
50,000	General Electric Capital Corp., 1.61%, 5/5/26(a)+	23,597
300,000	General Electric Capital Corp., 6.38%, 11/15/67+	145,675
100,000	HSBC Finance Corp., 1.19%, 10/21/09(a)+	94,521
50,000	HSBC Finance Corp., 1.49%, 5/10/10(a)+	42,530
400,000	International Lease Financial Corp., 1.47%, 5/24/10(a)+	286,137
100,000	NGPL PipeCo LLC, 6.51%, 12/15/12(b)+	95,526
100,000	Santander, 6.67%, 10/29/49(b)+	55,000
450,000	SLM Corp., 1.30%, 7/27/09(a)+	433,561
100,000	SMFG Preferred Capital, 6.08%, 1/29/49(b)+	61,187
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49+	54,626
100,000	Westfield Group, 5.70%, 10/1/16(b)+	74,514

		6,063,653

Diversified Financial Services (6.0%):
1,000,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	481,496
300,000	General Electric Capital Corp., 5.50%, 9/15/67(b)+	155,422
300,000	GMAC LLC, 6.88%, 8/28/12+	165,641
50,000	Goldman Sachs Group, Inc., 1.32%, 6/23/09(a)+	49,669
100,000	Goldman Sachs Group, Inc., 1.32%, 11/16/09(a)+	97,688
300,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17+	233,690
300,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	272,352
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	91,342
40,000	JPMorgan Chase & Co., 6.00%, 1/15/18+	40,403
100,000	Lehman Brothers Holdings, 0.00%, 11/24/08(d)	12,000
100,000	Lehman Brothers Holdings, 0.00%, 4/3/09(d)	12,000
200,000	Lehman Brothers Holdings, 0.00%, 9/26/14(d)	25,500
1,000,000	Merrill Lynch & Co., Series C, 3.05%, 5/20/09, MTN(a)+	994,447
100,000	Merrill Lynch & Co., 1.35%, 12/4/09(a)+	96,049
200,000	Merrill Lynch & Co., 6.88%, 4/25/18+	156,419
100,000	Morgan Stanley, 1.29%, 5/7/09(a)+	99,848
100,000	Morgan Stanley, Series F, 1.18%, 1/15/10(a)+	96,210
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$400,000	Morgan Stanley, 1.37%, 1/15/10(a)+	$382,591
200,000	Morgan Stanley, Series F, 3.34%, 5/14/10, MTN(a)+	194,817
100,000	Transcapital Ltd., 8.70%, 8/7/18(b)+	87,000
400,000	Wachovia Corp., 5.75%, 2/1/18+	354,350

		4,098,934

Food & Staples Retailing (0.6%):
200,000	Kraft Foods, Inc., 6.13%, 2/1/18+	200,452
200,000	McDonald’s Corp., Series I, 5.00%, 2/1/19, MTN+	208,015

		408,467

Health Care Providers & Services (0.1%):
100,000	UnitedHealth Group, Inc., 4.88%, 2/15/13+	97,398

Insurance (2.3%):
500,000	Marsh & McLennan Cos., Inc., 7.13%, 6/15/09+	499,891
300,000	Met Life Global Funding, 1.28%, 5/17/10(a)(b)+	283,219
100,000	Monumental Global Funding II, 5.50%, 4/22/13(b)+	90,912
100,000	Principal Life Income Funding Trust, 5.55%, 4/27/15, MTN+	94,620
700,000	Sun Life Financial, Inc., 1.50%, 7/6/11(a)(b)+	621,599

		1,590,241

Media (0.4%):
100,000	Comcast Corp., 1.46%, 7/14/09(a)+	99,475
200,000	Time Warner, Inc., 5.88%, 11/15/16+	189,284

		288,759

Multiline Retail (0.9%):
600,000	Home Depot, Inc. (The), 3.75%, 9/15/09+	600,200

Oil, Gas & Consumable Fuels (2.5%):
600,000	Anadarko Petroleum Corp., 1.72%, 9/15/09(a)+	597,852
400,000	Gaz Capital SA, Series 2, 8.63%, 4/28/34, Puttable 4/28/14 @ 100+	356,000
200,000	Gazprom, 9.63%, 3/1/13+	190,760
40,000	Gazprom OAO, 10.50%, 10/21/09+	41,000
300,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18+	273,139
300,000	Suncor Energy, Inc., 6.10%, 6/1/18+	255,854

		1,714,605

Pharmaceuticals (1.0%):
100,000	AstraZeneca plc, 5.90%, 9/15/17+	105,884
600,000	Roche Holdings, Inc., 3.25%, 2/25/11(a)(b)+	598,935

		704,819

Road & Rail (0.3%):
200,000	Union Pacific Corp., 5.70%, 8/15/18+	190,368

Tobacco (0.1%):
100,000	Philip Morris International, Inc., 6.38%, 5/16/38+	96,845

Total Corporate Bonds (Cost $29,913,238)		25,430,614

Yankee Dollars (0.8%):
Commercial Banks (0.4%):
100,000	Credit Agricole, 1.31%, 5/28/10(a)(b)+	97,809
100,000	HSBC Holdings PLC, 6.50%, 9/15/37+	81,835
100,000	National Australia Bank, Ltd., 1.35%, 9/11/09(a)(b)+	99,993

		279,637

Diversified Consumer Services (0.4%):
100,000	Siemens Financieringsmaatschappij NV, 1.29%, 8/14/09(a)(b)+	99,570
200,000	Telefonica Emisiones Sau, 1.59%, 6/19/09(a)+	199,294

		298,864

Total Yankee Dollars (Cost $599,837)		578,501

Preferred Stocks (0.8%):
Diversified Financial Services (0.8%):
1,800	American International Group+	9,720
300	Bank of America Corp., Series L+	127,350
34	DG Funding Trust(c)	339,681
200	Wells Fargo & Co., Series L, Class A+	95,798

		572,549

Total Preferred Stocks (Cost $812,345)		572,549

Municipal Bonds (3.9%):
Arizona (0.4%):
300,000	Salt River Project Arizona Agriculture Improvement & Power District Electricity System Revenue, Series A, 5.00%, 1/1/37, Callable 1/1/16 @ 100+	292,938

California (0.9%):
200,000	Los Angeles California United School District, Series A-1, 4.50%, 7/1/23, Callable 7/1/17 @ 100 +	195,056
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Municipal Bonds, continued
California, continued
$400,000	University of California Revenue, Series O, 5.25%, 5/15/39, Callable 5/15/19 @ 100+	$387,052

		582,108

District of Columbia (0.2%):
100,000	District of Columbia Income Tax Secured Revenue, Series A, 5.25%, 12/1/34, Callable 12/1/19 @ 100+	100,398

Illinois (0.4%):
200,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series A, 6.90%, 12/1/40+	199,622
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	99,811

		299,433

Massachusetts (0.5%):
300,000	Massachusetts State, Series D, 5.50%, 11/1/14+	347,256

New York (1.1%):
800,000	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA, 4.75%, 6/15/37, Callable 6/15/16 @ 100+	735,152

Tennessee (0.4%):
300,000	Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board, Vanderbilt University Revenue, Series B, 5.00%, 10/1/39, Callable 10/1/19 @ 100	294,474

Total Municipal Bonds (Cost $2,628,826)		2,651,759

U.S. Government Agency Mortgages (80.1%):
Federal Home Loan Mortgage Corporation (16.1%)
654,310	0.79%, 2/15/19, Series 3346 FA(a)+	633,061
601,115	6.00%, 9/1/27+	630,489
403,358	6.00%, 3/1/38, Pool #A74291+	422,137
400,040	5.50%, 5/1/38+	415,538
144,956	5.50%, 7/1/38, Pool #A79018+	150,572
784,560	5.50%, 7/1/38, Pool #A79021+	814,955
460,141	5.50%, 8/1/38, Pool #G04588+	477,968
162,909	6.00%, 8/1/38, Pool #A81114+	170,493
4,000,000	5.50%, 4/13/39, TBA	4,150,000
3,000,000	6.00%, 4/13/39, TBA	3,135,936
83,108	3.02%, 2/25/45(a)+	71,310

		11,072,459

Federal National Mortgage Association (64.0%)
41,903	5.50%, 3/1/22, Pool #910081+	43,737
759,945	5.50%, 7/1/23, Pool #964571+	793,205
277,641	6.00%, 3/1/27+	290,948
243,603	6.00%, 5/1/27+	255,279
604,890	6.00%, 9/1/27+	633,882
585,493	6.00%, 10/1/27+	613,555
603,009	6.00%, 11/1/27+	631,911
860,670	6.00%, 6/1/36, Pool #891800+	900,518
2,000,000	6.00%, 5/12/39, TBA	2,083,750
500,000	6.00%, 9/1/37, Pool #256883+	522,809
900,756	6.00%, 9/1/37, Pool #928729+	941,846
1,905,168	6.00%, 11/1/37, Pool #950345+	1,992,077
905,162	5.50%, 6/1/38, Pool #889996+	940,398
2,196,067	6.00%, 10/1/38, Pool #889983+	2,296,247
11,900,000	5.50%, 4/13/39, TBA	12,349,963
15,000,000	6.00%, 4/13/39, TBA	15,665,625
400,000	6.50%, 4/13/39, TBA	421,250
2,000,000	5.50%, 5/12/39, TBA	2,070,624
500,000	6.50%, 5/12/39, TBA	524,687

		43,972,311

Total U.S. Government Agency Mortgages (Cost $54,257,375)		55,044,770

U.S. Treasury Obligations (28.3%):
U.S. Treasury Bond (5.9%)
2,800,000	8.13%, 8/15/19 +	4,060,000
U.S. Treasury Inflation Index Bond (10.2%)
3,800,000	2.38%, 1/15/25	4,422,801
800,000	2.00%, 1/15/26	841,474
1,800,000	1.75%, 1/15/28	1,737,047

		7,001,322

U.S. Treasury Inflation Index Notes (11.7%)
500,000	3.50%, 1/15/11	633,292
1,100,000	2.00%, 4/15/12	1,177,478
800,000	3.00%, 7/15/12+	999,639
1,000,000	1.88%, 7/15/13+	1,178,350
300,000	2.00%, 1/15/14	353,204
600,000	2.00%, 7/15/14	693,927
1,900,000	1.88%, 7/15/15	2,115,965
800,000	2.38%, 1/15/17	889,427
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
		$8,041,282

U.S. Treasury Inflation Protected Bonds (0.5%)
$300,000	0.88%, 4/15/10	332,687

Total U.S. Treasury Obligations (Cost $19,600,978)		19,435,291

Repurchase Agreements (22.5%):
1,100,000	Credit Suisse Securities (USA) LLC, Dated 3/31/09, 0.20%, due 4/2/09, proceeds $1,100,006; fully collateralized by U.S. Treasury Notes, 4.00%, 2/15/15, value at $1,120,019+	1,100,000
1,100,000	JPMorgan Securities, Inc., Dated 3/30/09, 0.12%, due 4/1/09, proceeds $1,100,004; fully collateralized by U.S. Treasury Bills, Discount Note, 11/19/09, value at $1,107,489+	1,100,000
6,800,000	JPMorgan Securities, Inc., Dated 3/30/09, 0.14%, due 4/1/09, proceeds $6,800,026; fully collateralized by FNMA, Discount Note, 11/2/09, value at $6,933,059+	6,800,000
6,500,000	JPMorgan Securities, Inc., Dated 3/31/09, 0.20%, due 4/2/09, proceeds $6,500,036; fully collateralized by U.S. Treasury Bills, Discount Note, 11/19/09, value at $6,570,172+	6,500,000
Total Repurchase Agreements (Cost $15,500,000)		15,500,000

Foreign Bond (0.4%):
300,000	Providence of Ontario, 6.50%, 3/8/29+	283,599

Total Foreign Bond (Cost $270,217)		283,599

Put Options Purchased (0.0%):
6,000	Federal National Mortgage Association 5.50%, Strike @ 86.00 Exp. 4/6/09	0
8,900	Federal National Mortgage Association 5.50%, Strike @ 87.00 Exp. 6/4/09	0

Total Put Options Purchased (Cost $1,746)		0

Purchased Call Options (0.9%):
60	10 Year U.S. Treasury Future Option, Strike @ 86.00 Exp. 5/26/09	938
140	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.45 Exp. 8/3/09(e)	52,599
590	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.45 Exp. 8/3/09(e)	221,668
770	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.45 Exp. 8/3/09(c)(e)	289,295

Total Purchased Call Options (Cost $165,319)		564,500

Investment Company (4.9%):
3,358,875	Dreyfus Treasury Prime Cash Management, 0.09%(f)	3,358,875

Total Investment Company (Cost $3,358,875)		3,358,875

Total Investment Securities (Cost $140,266,369)(g)—195.3%		134,250,681

Net other assets (liabilities) — (95.3)%		(65,496,282)

NET ASSETS — 100.0%		$68,754,399

Percentages indicated are based on net assets as of March 31, 2009.

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $76,318,781.

FNMA	Federal National Mortgage Association

FSA	Insured by Federal Financial Security Assurance

GO	General Obligation

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Liability Co.

TBA	To be announced. Represents 58.8% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2009, these securities represent 0.9% of the net assets of the Fund.

(d)	Defaulted Bond. In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the fund stopped accruing prospective interest amounts on that date.

(e)	Security was fair valued as of March 31, 2009. Represents 0.8% of the net assets of the Fund.

(f)	The rate represents the effective yield at March 31, 2009.

(g)	Cost for federal income tax purposes is $140,725,613. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,537,400
Unrealized depreciation	(9,012,332)

Net unrealized depreciation	$(6,474,932)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	98.8%
United Kingdom	0.3%
Canada	0.2%
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Country	Percentage
Germany	0.2%
Australia	0.1%
France	0.1%
India	0.1%
Netherlands	0.1%
Spain	0.1%
Japan	0.0%
Virgin Islands	0.0%

Total	100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
     As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract	Fair	Unrealized Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 54,000 United Arab Emirates Dirham in exchange for U.S. Dollars	4/16/09	$14,975	$14,702	$(273)
Receive 67,000 Australia Dollars in exchange for U.S. Dollars	5/7/09	46,934	$46,437	(497)
Receive 612,213 Brazilian Real in exchange for U.S. Dollars	6/2/09	312,245	260,018	(52,227)
Receive 69,812 Brazilian Real in exchange for U.S. Dollars	4/2/09	31,000	30,104	(896)
Receive 38,015 Canadian Dollars in exchange for U.S. Dollars	4/27/09	30,955	30,161	(794)
Receive 5,515,337 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	850,000	808,138	(41,862)
Receive 1,274,552 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	183,977	187,022	3,045
Receive 858,788 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	127,000	126,215	(785)
Receive 59,000 European Euro in exchange for U.S. Dollars	4/14/09	79,940	78,372	(1,568)
Receive 116,000 British Sterling Pounds in exchange for U.S. Dollars	4/9/09	171,109	166,416	(4,693)
Receive 52,000 British Sterling Pounds in exchange for U.S. Dollars	4/27/09	75,901	74,603	(1,298)
Receive 14,879,339 Indian Rupee in exchange for U.S. Dollars	4/9/09	296,621	293,038	(3,583)
Receive 2,821,000 Japanese Yen in exchange for U.S. Dollars	5/7/09	28,635	28,520	(115)
Receive 4,000 Kuwaiti Dinar in exchange for U.S. Dollars	4/16/09	15,323	13,735	(1,588)
Receive 247,570 Malaysian Ringgit in exchange for U.S. Dollars	4/14/09	70,000	67,928	(2,072)
Receive 3,871,300 Philippine Peso in exchange for U.S. Dollars	5/6/09	80,000	79,894	(106)
Receive 3,521,000 Russian Ruble in exchange for U.S. Dollars	5/6/09	146,224	102,752	(43,472)
Receive 55,600 Saudi Arabian Riyal in exchange for U.S. Dollars	4/16/09	15,029	14,826	(203)
Receive 449,169 Singapore Dollars in exchange for U.S. Dollars	4/14/09	306,212	295,289	(10,923)
Receive 57,856 Singapore Dollars in exchange for U.S. Dollars	7/30/09	40,000	38,020	(1,980)

				$(165,890)

	Delivery	Contract	Fair	Unrealized Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 54,000 United Arab Emirates Dirham in exchange for U.S. Dollars	4/16/09	$14,615	$14,702	$(87)
Deliver 518,865 Brazilian Real in exchange for U.S. Dollars	6/2/09	216,635	220,371	(3,736)
Deliver 69,812 Brazilian Real in exchange for U.S. Dollars	4/2/09	31,117	30,104	1,013
Deliver 348,000 Canadian Dollars in exchange for U.S. Dollars	4/27/09	270,921	276,103	(5,182)
Deliver 5,515,337 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	782,475	808,137	(25,662)
Deliver 1,274,552 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	182,147	187,023	(4,876)
Deliver 397,000 European Euro in exchange for U.S. Dollars	4/14/09	501,341	527,352	(26,011)
Deliver 592,000 British Sterling Pounds in exchange for U.S. Dollars	4/9/09	856,378	849,296	7,082
Deliver 14,879,339 Indian Rupee in exchange for U.S. Dollars	4/9/09	289,705	293,038	(3,333)
Deliver 4,000 Kuwaiti Dinar in exchange for U.S. Dollars	4/16/09	14,000	13,734	266
Deliver 247,570 Malaysian Ringgit in exchange for U.S. Dollars	4/14/09	67,347	67,928	(581)
Deliver 3,871,300 Philippine Peso in exchange for U.S. Dollars	5/6/09	76,690	79,894	(3,204)
Deliver 3,521,000 Russian Ruble in exchange for U.S. Dollars	5/6/09	144,966	102,752	42,214
Deliver 55,600 Saudi Arabian Riyal in exchange for U.S. Dollars	4/16/09	14,740	14,825	(85)
Deliver 449,169 Singapore Dollars in exchange for U.S. Dollars	4/14/09	300,940	295,290	5,650
Deliver 57,856 Singapore Dollars in exchange for U.S. Dollars	7/30/09	38,041	38,020	21

				$(16,511)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
As of March 31, 2009 the Fund’s open future contracts were as follows:

			Number of	Unrealized Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/09	2	$27,268
90-Day British Sterling Pound June Futures	Long	6/09	24	217,023
90-Day British Sterling Pound December Futures	Long	12/09	1	6,325
90-Day Eurodollar March Futures	Long	3/10	29	231,275
90-Day Eurodollar June Futures	Long	6/10	1	6,250
90-Day Eurodollar June Futures	Long	6/09	57	317,275
90-Day Eurodollar September Futures	Long	9/10	1	6,488
90-Day Eurodollar September Futures	Long	9/09	62	472,513
90-Day Eurodollar December Futures	Long	12/09	35	261,800
U.S. Treasury 5-Year Note June Futures	Long	6/09	42	73,640

				$1,619,857

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Credit Default Swaps agreements outstanding on March 31, 2009:
Credit Default Swaps on Corporate and Sovereign Issues

							Unrealized	Implied
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Credit
Counterparty	Reference Equity	Protection (1)	Fixed Rate	Date	Amount (2)	Value (4)	(Depreciation)	Spread (3)
Citibank	General Electric Corp.	Sell	1.10%	6/20/10	$100,000	$(9,636)	$(9,605)	9.76%
Barclays Capital	General Electric Corp.	Sell	0.85	6/20/10	100,000	(9,915)	(9,891)	9.76%
BNP Paribas	General Electric Corp.	Sell	1.10	12/20/09	200,000	(12,290)	(12,229)	10.02%
Deutsche Bank Group	General Electric Corp.	Sell	1.02	6/20/10	100,000	(9,725)	(9,697)	9.76%
Goldman Sachs	General Motors Corp.	Sell	8.90	3/20/13	100,000	(78,501)	(78,205)	102.37%
Deutsche Bank Group	Berkshire Hathaway Finance Corp.	Sell	0.88	3/20/13	3,000,000	(304,169)	(303,289)	3.84%
Goldman Sachs	General Motors Corp.	Sell	9.05	3/20/13	100,000	(78,375)	(78,073)	102.37%
Goldman Sachs	General Motors Corp.	Sell	5.00	6/20/13	800,000	(656,883)	(513,550)	100.47%
Merrill Lynch	General Electric Corp.	Sell	1.08	12/20/09	200,000	(12,318)	(12,258)	10.02%

					$4,700,000	$(1,171,812)	$(1,026,797)

Credit Default Swaps on Credit Indices

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Equity	Protection (1)	Fixed Rate	Date	Amount (2)	Value (4)	(Depreciation)
Citibank	HY 8 Year 100 25-35% Future	Sell	2.14%	6/20/12	$500,000	$(193,917)	$(193,560)
Deutsche Bank Group	IG9 5 Year 30-100% Future	Sell	0.71	12/20/12	388,914	239	331
Goldman Sachs	IG9 10 Year 30-100% Future	Sell	0.55	12/20/17	97,228	(1,112)	(1,096)

					$986,142	$(194,790)	$(194,325)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Total Return Swaps at March 31, 2009:

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Receive Total Return	Pay	Date	Amount	(Depreciation)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.23%	8/18/09	$52,381	$(2,294,804)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	10/15/09	559,864	2,144,652
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	10/15/09	207,618	959,836
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.29%	3/12/10	160,497	219,290

					$1,028,974

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Interest Rate Swaps at March 31, 2009:

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.78%	1/4/10	$300,000	$910
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.41	1/4/10	200,000	1,922
Credit Suisse First Boston	6-Month GBP LIBOR	Pay	5.00	6/15/09	100,000	3,602
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	12.95	1/4/10	100,000	9,041
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	6/15/09	600,000	21,106
Barclays Capital	6-Month GBP LIBOR	Pay	5.00	6/15/09	300,000	10,614
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	11.36	1/4/10	300,000	3,158
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	11.47	1/4/10	100,000	2,236
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.43	1/4/10	200,000	4,428
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.67	1/4/10	200,000	2,220
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	10.58	1/2/12	400,000	7,595
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.98	1/2/12	400,000	5,413
Citibank	3-Month USD LIBOR	Receive	3.00	6/17/29	500,000	61,384
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	3,418
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	2,660
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	400,000	7,309
Credit Suisse First Boston	3-Month USD LIBOR	Receive	3.00	6/17/29	1,700,000	95,470
Deutsche Bank AG	3-Month USD LIBOR	Receive	3.00	6/17/29	2,700,000	115,353
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.50	3/15/10	100,000	3,532
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.00	6/15/10	2,400,000	57,764
Merrill Lynch & Co.	3-Month USD LIBOR	Receive	5.00	12/17/38	800,000	(198,441)
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	12/17/38	1,700,000	(621,598)
Merrill Lynch & Co.	3-Month USD LIBOR	Pay	4.00	6/17/11	600,000	16,317
Union Bank of Switzerland	6-Month Australian Bank Bill Rate	Pay	4.25	9/15/11	700,000	(2,707)
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	12/17/28	100,000	(26,326)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00	12/17/28	90,000	(25,229)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00	12/17/38	1,200,000	(309,933)
HSBC Bank USA	6-Month GBP LIBOR	Pay	5.00	9/17/13	200,000	23,368
Goldman Sachs Group	6-Month GBP LIBOR	Pay	6.00	6/19/09	1,500,000	35,642
BNP Paribas	6-Month EUR LIBOR	Pay	4.50	3/18/14	200,000	26,124
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/17/10	1,100,000	33,013
Royal Bank of Scotland	3-Month USD LIBOR	Pay	3.00	2/4/11	4,400,000	164,760
Barclays Capital	3-Month USD LIBOR	Pay	3.00	2/4/11	5,500,000	244,141
Barclays Capital	3-Month USD LIBOR	Pay	4.00	12/16/10	200,000	4,831
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	15,160
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	15,102
Morgan Stanley	3-Month USD LIBOR	Pay	4.00	6/17/10	800,000	24,281

						$(162,360)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written Swap Options outstanding on March 31, 2009:

		Pay/Receive	Exercise	Expiration	Number of
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Fair Value
Put—OTC 5-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	2.75%	5/22/09	(50)	$(3,612)	$(826)
Put—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.40	8/3/09	(50)	(1,800)	(194)
Put—OTC 5-Year Interest Rate Swap	BNP Paribas	Rec—3-month USD-LIBOR	2.75	5/22/09	(50)	(4,600)	(826)
Put—OTC 7-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.55	8/3/09	(50)	(1,950)	(130)

						$(11,962)	$(1,976)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written Options outstanding on March 31, 2009:

			Number
	Exercise	Expiration	of
Security Description	Price	Date	Contracts	Premium	Fair Value
Put — IMM Eurodollar Time Deposit June Future	$99	6/15/09	(2)	$(695)	$(200)
Put — CBOT US 10 Year Treasury Note June Future	119	5/22/09	(2)	(651)	(438)
Put — CBOT US 10 Year Treasury Note June Future	122	5/22/09	(2)	(1,308)	(1,406)
Call — CBOT US 10 Year Treasury Note June Future	128	5/22/09	(4)	(1,115)	(937)

				$(3,769)	$(2,981)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.8%):
Aerospace & Defense (2.5%):
25,625	Boeing Co. (The)	$911,737
13,650	General Dynamics Corp.	567,704
4,345	Goodrich Corp.	164,632
25,708	Honeywell International, Inc.	716,225
4,196	L-3 Communications Holdings, Inc.	284,489
11,645	Lockheed Martin Corp.	803,854
11,456	Northrop Grumman Corp.	499,940
4,898	Precision Castparts Corp.	293,390
14,196	Raytheon Co.	552,792
5,583	Rockwell Collins, Inc.	182,229
33,215	United Technologies Corp.	1,427,581

		6,404,573

Air Freight & Logistics (1.0%):
5,946	C.H. Robinson Worldwide, Inc.	271,197
7,466	Expeditors International of Washington, Inc.	211,213
10,906	FedEx Corp.	485,208
34,766	United Parcel Service, Inc., Class B	1,711,183

		2,678,801

Airline (0.1%):
26,143	Southwest Airlines Co.	165,485

Auto Components (0.1%):
8,672	Goodyear Tire & Rubber Co.*	54,287
20,923	Johnson Controls, Inc.	251,076

		305,363

Automobiles (0.1%):
80,945	Ford Motor Co.*	212,885
20,339	General Motors Corp.	39,458
8,288	Harley-Davidson, Inc.	110,976

		363,319

Beverages (2.6%):
3,325	Brown-Forman Corp., Class B	129,110
69,470	Coca-Cola Co. (The)	3,053,206
10,779	Coca-Cola Enterprises, Inc.	142,175
6,639	Constellation Brands, Inc.*	79,004
8,625	Dr Pepper Snapple Group, Inc.*	145,849
5,251	Molson Coors Brewing Co.	180,004
4,611	Pepsi Bottling Group, Inc. (The)	102,088
54,436	PepsiCo, Inc.	2,802,365

		6,633,801

Biotechnology (2.0%):
35,632	Amgen, Inc.*	1,764,497
10,393	Biogen, Inc.*	544,801
16,027	Celgene Corp.*	711,599
2,417	Cephalon, Inc.*	164,598
9,472	Genzyme Corp.*	562,542
32,026	Gilead Sciences, Inc.*	1,483,444

		5,231,481

Building Products (0.1%):
4,575	Fastenal Co.	147,109
12,536	Masco Corp.	87,501

		234,610

Capital Markets (2.4%):
7,363	Ameriprise Financial, Inc.	150,868
40,124	Bank of New York Mellon Corp. (a)	1,133,503
32,783	Charles Schwab Corp.	508,136
11,750	E*TRADE Financial Corp.*	15,040
3,181	Federated Investors, Inc.	70,809
5,318	Franklin Resources, Inc.	286,481
16,152	Goldman Sachs Group, Inc.	1,712,435
13,590	Invesco, Ltd.	188,357
4,920	Janus Capital Group, Inc.	32,718
5,085	Legg Mason, Inc.	80,852
37,577	Morgan Stanley	855,628
7,815	Northern Trust Corp.	467,493
15,151	State Street Corp.	466,348
9,089	T. Rowe Price Group, Inc.	262,309

		6,230,977

Chemicals (1.9%):
7,346	Air Products & Chemicals, Inc.	413,213
1,798	CF Industries Holdings, Inc.	127,892
32,466	Dow Chemical Co. (The)	273,688
31,576	E.I. du Pont de Nemours & Co.	705,092
2,594	Eastman Chemical Co.	69,519
5,907	Ecolab, Inc.	205,150
2,624	International Flavor & Fragrances, Inc.	79,927
19,141	Monsanto Co.	1,590,617
5,786	PPG Industries, Inc.	213,503
10,790	Praxair, Inc.	726,059
4,382	Rohm & Haas Co.	345,477
4,250	Sigma Aldrich Corp.	160,608

		4,910,745

Commercial Banks (1.8%):
19,386	BB&T Corp.	328,011
5,355	Comerica, Inc.	98,050
18,035	Fifth Third Bancorp	52,662
7,534	First Horizon National Corp.	80,912
12,198	Huntington Bancshares, Inc.	20,249
16,849	KeyCorp	132,601
2,633	M&T Bank Corp.	119,117
8,105	Marshall & Ilsley Corp.	45,631
15,000	PNC Financial Services Group, Inc.	439,350
23,641	Regions Financial Corp.	100,711
12,022	SunTrust Banks, Inc.	141,138
61,356	U.S. Bancorp	896,411
148,228	Wells Fargo & Co.	2,110,767
3,843	Zions Bancorp	37,777

		4,603,387

Commercial Services & Supplies (0.6%):
3,801	Avery Dennison Corp.	84,914
4,480	Cintas Corp.	110,746
4,303	Equifax, Inc.	105,208
6,099	Iron Mountain, Inc.*	135,215
4,425	Monster Worldwide, Inc.*	36,064
7,280	Pitney Bowes, Inc.	169,988
7,312	R.R. Donnelley & Sons Co.	53,597
11,309	Republic Services, Inc., Class A	193,949
5,296	Robert Half International, Inc.	94,428
2,901	Stericycle, Inc.*	138,465
17,194	Waste Management, Inc.	440,166

		1,562,740

Communications Equipment (2.8%):

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Communications Equipment, continued
3,068	Ciena Corp.*	$23,869
204,423	Cisco Systems, Inc.*	3,428,174
54,397	Corning, Inc.	721,848
4,754	Harris Corp.	137,581
7,412	JDS Uniphase Corp.*	24,089
18,547	Juniper Networks, Inc.*	279,318
79,582	Motorola, Inc.	336,632
57,816	QUALCOMM, Inc.	2,249,620
14,273	Tellabs, Inc.*	65,370

		7,266,501

Computers & Peripherals (4.8%):
31,150	Apple, Inc.*	3,274,488
60,591	Dell, Inc.*	574,403
71,382	EMC Corp.*	813,755
84,086	Hewlett-Packard Co.	2,695,797
46,898	International Business Machines Corp.	4,543,947
2,616	Lexmark International, Inc.*	44,132
11,648	NetApp, Inc.*	172,856
4,589	QLogic Corp.*	51,030
7,542	SanDisk Corp.*	95,406

		12,265,814

Construction & Engineering (0.2%):
4,470	Centex Corp.	33,525
6,383	Fluor Corp.	220,532
4,333	Jacobs Engineering Group, Inc.*	167,514
7,128	Pulte Homes, Inc.	77,909

		499,480

Construction Materials (0.1%):
3,889	Vulcan Materials Co.	172,244

Consumer Finance (0.2%):
40,618	American Express Co.	553,623
16,745	SLM Corp.*	82,888

		636,511

Containers & Packaging (0.2%):
3,210	Ball Corp.	139,314
3,322	Bemis Co., Inc.	69,662
5,976	Owens-Illinois, Inc.*	86,294
4,088	Pactiv Corp.*	59,644
5,265	Sealed Air Corp.	72,657

		427,571

Distributors (0.1%):
5,629	Genuine Parts Co.	168,082

Diversified Consumer Services (0.2%):
3,746	Apollo Group, Inc., Class A*	293,424
11,924	H&R Block, Inc.	216,898

		510,322

Diversified Financial Services (2.8%):
223,397	Bank of America Corp.	1,523,567
13,295	Capital One Financial Corp.	162,731
13,036	CIT Group, Inc.	37,152
190,939	Citigroup, Inc.	483,076
2,346	CME Group, Inc.	578,031
16,373	Discover Financial Services	103,314
8,921	HCP, Inc.	159,240
2,449	Intercontinental Exchange, Inc.*	182,377
131,447	JPMorgan Chase & Co.	3,493,861
6,054	Leucadia National Corp.*	90,144
6,879	Moody’s Corp.	157,667
4,639	NASDAQ OMX Group, Inc. (The)*	90,831
9,353	NYSE Euronext	167,419

		7,229,410

Diversified Telecommunication Services (3.5%):
206,145	AT&T, Inc.	5,194,854
3,338	CenturyTel, Inc.	93,864
5,014	Embarq Corp.	189,780
11,103	Frontier Communications Corp.	79,719
51,661	Qwest Communications International, Inc.	176,681
99,178	Verizon Communications, Inc.	2,995,176
14,949	Windstream Corp.	120,489

		8,850,563

Electric Utilities (2.3%):
5,980	Allegheny Energy, Inc.	138,557
14,151	American Electric Power Co., Inc.	357,454
44,289	Duke Energy Corp.	634,218
15,797	Dynegy, Inc.*	22,274
11,433	Edison International	329,385
6,635	Entergy Corp.	451,777
22,999	Exelon Corp.	1,043,925
10,686	FirstEnergy Corp.	412,479
14,301	FPL Group, Inc.	725,490
6,013	Northeast Utilities	129,821
7,374	Pepco Holdings, Inc.	92,027
3,439	Pinnacle West Capital Corp.	91,340
13,154	PPL Corp.	377,651
9,737	Progress Energy, Inc.	353,064
27,093	Southern Co.	829,588

		5,989,050

Electrical Equipment (0.4%):
5,886	Cooper Industries, Ltd., Class A	152,212
26,834	Emerson Electric Co.	766,916
4,823	Rockwell International Corp.	105,334

		1,024,462

Electronic Equipment & Instruments (0.3%):
12,346	Agilent Technologies, Inc.*	189,758
6,202	Amphenol Corp., Class A	176,695
5,264	FLIR Systems, Inc.*	107,807
7,577	Jabil Circuit, Inc.	42,128
5,040	Molex, Inc.	69,250
16,164	Tyco Electronics, Ltd.	178,450

		764,088

Energy Equipment & Services (1.5%):
10,792	Baker Hughes, Inc.	308,112
9,942	BJ Services Co.	98,923
7,747	Cameron International Corp.*	169,892
2,455	Diamond Offshore Drilling, Inc.	154,321
4,818	ENSCO International, Inc.	127,195
31,297	Halliburton Co.	484,165
9,703	Nabors Industries, Ltd.*	96,933
14,624	National-Oilwell Varco, Inc.*	419,855
4,051	Rowan Cos., Inc.	48,490
41,782	Schlumberger, Ltd.	1,697,185

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
7,717	Smith International, Inc.	$165,761

		3,770,832

Food & Staples Retailing (3.3%):
15,106	Costco Wholesale Corp.	699,710
50,906	CVS Caremark Corp.	1,399,406
22,854	Kroger Co.	484,962
15,053	Safeway, Inc.	303,920
7,196	Supervalu, Inc.	102,759
20,990	SYSCO Corp.	478,572
78,207	Wal-Mart Stores, Inc.	4,074,585
34,618	Walgreen Co.	898,683
5,047	Whole Foods Market, Inc.	84,789

		8,527,386

Food Products (1.7%):
22,448	Archer-Daniels Midland Co.	623,605
7,246	Campbell Soup Co.	198,251
15,723	ConAgra Foods, Inc.	265,247
5,131	Dean Foods Co.*	92,768
11,693	General Mills, Inc.	583,247
11,027	H.J. Heinz Co.	364,553
5,842	Hershey Co.	203,010
2,397	Hormel Foods Corp.	76,009
4,182	J.M. Smucker Co. (The)	155,863
8,838	Kellogg Co.	323,736
51,343	Kraft Foods, Inc., Class A	1,144,435
4,409	McCormick & Co.	130,374
24,898	Sara Lee Corp.	201,176
10,072	Tyson Foods, Inc., Class A	94,576

		4,456,850

Gas Utilities (0.3%):
4,440	EQT Corp.	139,105
1,621	NICOR, Inc.	53,866
6,065	Noble Energy, Inc.	326,782
6,117	Questar Corp.	180,024

		699,777

Health Care Equipment & Supplies (2.2%):
3,486	Bard (C.R.), Inc.	277,904
21,676	Baxter International, Inc.	1,110,245
8,511	Becton Dickinson & Co.	572,280
52,634	Boston Scientific Corp.*	418,440
17,630	Covidien, Ltd.	586,021
5,059	DENTSPLY International, Inc.	135,834
5,419	Hospira, Inc.*	167,230
1,328	Intuitive Surgical, Inc.*	126,638
39,084	Medtronic, Inc.	1,151,806
12,060	St. Jude Medical, Inc.*	438,140
8,508	Stryker Corp.	289,612
4,394	Varian Medical Systems, Inc.*	133,753
7,886	Zimmer Holdings, Inc.*	287,839

		5,695,742

Health Care Providers & Services (2.0%):
16,169	Aetna, Inc.	393,392
5,511	Amerisource Bergen Corp.	179,989
12,607	Cardinal Health, Inc.	396,868
9,701	CIGNA Corp.	170,641
5,330	Coventry Health Care, Inc.*	68,970
3,662	DaVita, Inc.*	160,945
8,673	Express Scripts, Inc.*	400,433
5,963	Humana, Inc.*	155,515
3,800	Laboratory Corp. of America Holdings*	222,262
9,679	McKesson HBOC, Inc.	339,152
17,423	Medco Health Solutions, Inc.*	720,267
3,269	Patterson Companies, Inc.*	61,653
5,569	Quest Diagnostics, Inc.	264,416
9,154	Tenet Healthcare Corp.*	10,619
42,234	UnitedHealth Group, Inc.	883,958
17,624	WellPoint, Inc.*	669,183

		5,098,263

Health Care Technology (0.0%):
6,060	IMS Health, Inc.	75,568

Hotels, Restaurants & Leisure (1.5%):
15,338	Carnival Corp.	331,301
4,710	Darden Restaurants, Inc.	161,365
10,058	International Game Technology	92,735
9,947	Marriott International, Inc., Class A	162,733
38,925	McDonald’s Corp.	2,124,137
25,834	Starbucks Corp.*	287,016
6,538	Starwood Hotels & Resorts Worldwide, Inc.	83,033
5,532	Wyndham Worldwide Corp.	23,234
2,053	Wynn Resorts, Ltd.*	40,998
16,209	Yum! Brands, Inc.	445,423

		3,751,975

Household Durables (0.3%):
2,002	Black & Decker Corp.	63,183
9,857	D. R. Horton, Inc.	95,613
5,097	Fortune Brands, Inc.	125,131
1,832	Harman International Industries, Inc.	24,787
2,349	KB Home	30,960
5,210	Leggett & Platt, Inc.	67,678
4,396	Lennar Corp.	33,014
9,884	Newell Rubbermaid, Inc.	63,060
1,916	Snap-On, Inc.	48,092
2,627	Stanley Works (The)	76,498
2,638	Whirlpool Corp.	78,058

		706,074

Household Products (2.7%):
4,876	Clorox Co. (The)	251,017
17,643	Colgate-Palmolive Co.	1,040,584
14,477	Kimberly-Clark Corp.	667,534
102,674	Procter & Gamble Co. (The)	4,834,919

		6,794,054

Independent Power Producers & Energy Traders (0.1%):
23,753	AES Corp. (The)*	138,005
7,052	Constellation Energy Group, Inc.	145,694

		283,699

Industrial Conglomerates (1.9%):
24,219	3M Co.	1,204,169
369,391	General Electric Co.	3,734,543
7,498	Textron, Inc.	43,038

		4,981,750

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance (2.0%):
16,387	AFLAC, Inc.	$317,252
18,812	Allstate Corp. (The)	360,250
77,510	American International Group, Inc.	77,510
9,463	Aon Corp.	386,280
4,194	Assurant, Inc.	91,345
12,461	Chubb Corp. (The)	527,349
5,522	Cincinnati Financial Corp.	126,288
15,582	Genworth Financial, Inc.	29,606
10,620	Hartford Financial Services Group, Inc.	83,367
9,153	Lincoln National Corp.	61,234
12,721	Loews Corp.	281,134
18,035	Marsh & McLennan Cos., Inc.	365,209
6,343	MBIA, Inc.*	29,051
28,608	MetLife, Inc.	651,404
9,053	Principal Financial Group, Inc.	74,054
23,728	Progressive Corp. (The)*	318,904
14,891	Prudential Financial, Inc.	283,227
3,045	Torchmark Corp.	79,870
20,444	Travelers Cos., Inc. (The)	830,844
11,278	UnumProvident Corp.	140,975
11,924	XL Capital, Ltd., Class A	65,105

		5,180,258

Internet & Catalog Retail (0.4%):
11,250	Amazon.com, Inc.*	826,200
7,512	Expedia, Inc.*	68,209

		894,409

Internet Software & Services (1.7%):
5,636	Akamai Technologies, Inc.*	109,338
37,586	eBay, Inc.*	472,080
8,381	Google, Inc., Class A*	2,917,091
6,582	VeriSign, Inc.*	124,202
48,561	Yahoo!, Inc.*	622,067

		4,244,778

IT Services (1.1%):
3,305	Affiliated Computer Services, Inc., Class A*	158,276
17,774	Automatic Data Processing, Inc.	624,934
10,249	Cognizant Technology Solutions Corp., Class A*	213,077
5,339	Computer Sciences Corp.*	196,689
4,122	Convergys Corp.*	33,306
1,829	Dun & Bradstreet Corp.	140,833
6,458	Fidelity National Information Services, Inc.	117,536
5,644	Fiserv, Inc.*	205,780
2,537	MasterCard, Inc., Class A	424,897
11,287	Paychex, Inc.	289,737
7,019	Total System Services, Inc.	96,932
25,122	Western Union Co.	315,783

		2,817,780

Leisure Equipment & Products (0.1%):
9,628	Eastman Kodak Co.	36,587
4,218	Hasbro, Inc.	105,745
12,161	Mattel, Inc.	140,216

		282,548

Life Sciences Tools & Services (0.4%):
6,084	Life Technologies Corp.*	197,608
1,970	Millipore Corp.*	113,098
4,237	PerkinElmer, Inc.	54,106
14,716	Thermo Fisher Scientific, Inc.*	524,920
3,340	Waters Corp.*	123,413

		1,013,145

Machinery (1.4%):
21,118	Caterpillar, Inc.	590,459
7,107	Cummins, Inc.	180,873
8,956	Danaher Corp.	485,594
14,961	Deere & Co.	491,768
6,562	Dover Corp.	173,106
5,809	Eaton Corp.	214,120
1,927	Flowserve Corp.	108,143
13,802	Illinois Tool Works, Inc.	425,792
11,137	Ingersoll Rand Co., Class A	153,691
6,385	ITT Industries, Inc.	245,631
4,067	Manitowoc Co.	13,299
12,732	PACCAR, Inc.	327,976
4,022	Pall Corp.	82,170
5,683	Parker Hannifin Corp.	193,108

		3,685,730

Media (2.3%):
23,200	CBS Corp.	89,088
100,631	Comcast Corp., Class A	1,372,607
18,832	DIRECTV Group, Inc. (The)*	429,181
8,173	Gannett Co., Inc.	17,981
17,065	Interpublic Group of Cos., Inc. (The)*	70,308
11,068	McGraw-Hill Cos., Inc. (The)	253,125
1,227	Meredith Corp.	20,417
3,936	New York Times Co., Class A	17,791
80,557	News Corp.	533,287
10,923	Omnicom Group, Inc.	255,598
3,224	Scripps Networks Interactive, Class A	72,572
12,310	Time Warner Cable, Inc.	305,277
41,801	Time Warner, Inc.	806,765
21,529	Viacom, Inc., Class B*	374,174
64,695	Walt Disney Co. (The)	1,174,861
200	Washington Post Co. (The), Class B	71,420

		5,864,452

Metals & Mining (0.8%):
3,496	AK Steel Holding Corp.	24,892
33,199	Alcoa, Inc.	243,681
3,211	Allegheny Technologies, Inc.	70,417
14,398	Freeport-McMoRan Copper & Gold, Inc., Class B	548,708
16,948	Newmont Mining Corp.	758,592
11,005	Nucor Corp.	420,061
2,879	Titanium Metals Corp.	15,748
4,157	United States Steel Corp.	87,837

		2,169,936

Multi-Utilities (1.5%):
7,467	Ameren Corp.	173,160
12,190	Centerpoint Energy, Inc.	127,142
7,548	CMS Energy Corp.	89,368
9,599	Consolidated Edison, Inc.	380,216

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multi-Utilities, continued
20,346	Dominion Resources, Inc.	$630,522
5,758	DTE Energy Co.	159,497
2,743	Integrys Energy Group, Inc.	71,428
9,370	NiSource, Inc.	91,826
12,646	PG&E Corp.	483,330
17,731	Public Service Enterprise Group, Inc.	522,532
3,992	SCANA Corp.	123,313
8,545	Sempra Energy	395,121
7,093	TECO Energy, Inc.	79,087
4,128	Wisconsin Energy Corp.	169,950
15,776	Xcel Energy, Inc.	293,907

		3,790,399

Multiline Retail (0.8%):
2,558	Big Lots, Inc.*	53,155
4,735	Family Dollar Stores, Inc.	158,007
7,550	J.C. Penney Co., Inc.	151,529
10,682	Kohl’s Corp.*	452,062
14,316	Macy’s, Inc.	127,412
5,704	Nordstrom, Inc.	95,542
1,857	Sears Holdings Corp.*	84,884
26,331	Target Corp.	905,523

		2,028,114

Office Electronics (0.1%):
30,561	Xerox Corp.	139,053

Oil, Gas & Consumable Fuels (10.8%):
16,067	Anadarko Petroleum Corp.	624,846
11,707	Apache Corp.	750,302
3,444	Cabot Oil & Gas Corp., Class A	81,175
19,646	Chesapeake Energy Corp.	335,161
70,230	ChevronTexaco Corp.	4,722,265
52,071	ConocoPhillips	2,039,100
6,389	Consol Energy, Inc.	161,258
15,456	Devon Energy Corp.	690,729
24,756	El Paso Corp.	154,725
8,739	EOG Resources, Inc.	478,548
173,168	Exxon Mobil Corp.	11,792,741
9,930	Hess Corp.	538,206
24,695	Marathon Oil Corp.	649,232
2,655	Massey Energy Co.	26,869
6,686	Murphy Oil Corp.	299,332
28,293	Occidental Petroleum Corp.	1,574,505
9,377	Peabody Energy Corp.	234,800
4,215	Pioneer Natural Resources Co.	69,421
5,466	Range Resources Corp.	224,981
12,044	Southwestern Energy Co.*	357,586
22,487	Spectra Energy Corp.	317,966
3,969	Sunoco, Inc.	105,099
4,973	Tesoro Corp.	66,986
18,108	Valero Energy Corp.	324,133
20,356	Williams Cos., Inc. (The)	231,651
20,187	XTO Energy, Inc.	618,126

		27,469,743

Paper & Forest Products (0.2%):
15,208	International Paper Co.	107,064
6,113	MeadWestvaco Corp.	73,295
7,446	Weyerhaeuser Co.	205,286

		385,645

Personal Products (0.2%):
14,978	Avon Products, Inc.	288,027
3,952	Estee Lauder Co., Inc. (The), Class A	97,417

		385,444

Pharmaceuticals (7.8%):
54,178	Abbott Laboratories	2,584,291
10,775	Allergan, Inc.	514,614
69,165	Bristol-Myers Squibb Co.	1,516,097
35,363	Eli Lilly & Co.	1,181,478
10,604	Forest Laboratories, Inc.*	232,864
96,850	Johnson & Johnson Co.	5,094,310
8,216	King Pharmaceuticals, Inc.*	58,087
73,841	Merck & Co., Inc.	1,975,247
10,339	Mylan, Inc.*	138,646
235,939	Pfizer, Inc.	3,213,489
56,802	Schering Plough Corp.	1,337,687
3,487	Watson Pharmaceuticals, Inc.*	108,480
46,503	Wyeth	2,001,489

		19,956,779

Real Estate Investment Trusts (REITs) (0.7%):
4,494	Apartment Investment & Management Co., Class A	24,627
2,731	Avalonbay Communities, Inc.	128,521
4,267	Boston Properties, Inc.	149,473
9,591	Equity Residential Property Trust	175,995
3,867	Health Care REIT, Inc.	118,291
18,683	Host Hotels & Resorts, Inc.	73,237
8,129	Kimco Realty Corp.	61,943
5,895	Plum Creek Timber Co., Inc.	171,368
8,857	ProLogis Trust	57,570
4,409	Public Storage, Inc.	243,597
8,104	Simon Property Group, Inc.	280,723
5,080	Ventas, Inc.	114,859
4,933	Vornado Realty Trust	163,973

		1,764,177

Real Estate Management & Development (0.0%):
7,517	CB Richard Ellis Group, Inc.*	30,294

Road & Rail (0.9%):
9,827	Burlington Northern Santa Fe Corp.	591,094
13,838	CSX Corp.	357,712
12,979	Norfolk Southern Corp.	438,041
1,990	Ryder System, Inc.	56,337
17,718	Union Pacific Corp.	728,387

		2,171,571

Semiconductors & Semiconductor Equipment (2.4%):
18,944	Advanced Micro Devices, Inc.*	57,779
10,070	Altera Corp.	176,728
10,255	Analog Devices, Inc.	197,614
46,991	Applied Materials, Inc.	505,153
15,245	Broadcom Corp., Class A*	304,595
194,207	Intel Corp.	2,922,815
5,749	KLA-Tencor Corp.	114,980
7,820	Linear Technology Corp.	179,704
21,505	LSI Logic Corp.*	65,375
7,628	MEMC Electronic Materials, Inc.*	125,786
6,179	Microchip Technology, Inc.	130,933
25,476	Micron Technology, Inc.*	103,433

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
6,981	National Semiconductor Corp.	$71,695
3,044	Novellus Systems, Inc.*	50,622
18,934	NVIDIA Corp.*	186,689
5,727	Teradyne, Inc.*	25,084
45,354	Texas Instruments, Inc.	748,795
9,657	Xilinx, Inc.	185,028

		6,152,808

Software (3.9%):
18,626	Adobe Systems, Inc.*	398,410
7,705	Autodesk, Inc.*	129,521
6,606	BMC Software, Inc.*	217,998
13,852	CA, Inc.	243,934
6,161	Citrix Systems, Inc.*	139,485
8,841	Compuware Corp.*	58,262
11,303	Electronic Arts, Inc.*	205,602
11,241	Intuit, Inc.*	303,507
5,171	McAfee, Inc.*	173,229
267,055	Microsoft Corp.	4,905,800
10,761	Novell, Inc.*	45,842
131,735	Oracle Corp.*	2,380,452
3,566	Salesforce.com, Inc.*	116,715
26,023	Sun Microsystems, Inc.*	190,488
29,310	Symantec Corp.*	437,891
5,865	Teradata Corp.*	95,130

		10,042,266

Specialty Retail (2.0%):
3,115	Abercrombie & Fitch Co., Class A	74,137
3,370	AutoNation, Inc.*	46,776
1,347	AutoZone, Inc.*	219,049
9,146	Bed Bath & Beyond, Inc.*	226,364
11,849	Best Buy Co., Inc.	449,788
5,555	GameStop Corp., Class A*	155,651
16,426	Gap, Inc. (The)	213,374
59,251	Home Depot, Inc.	1,395,954
9,019	Limited Brands, Inc.	78,465
51,262	Lowe’s Cos., Inc.	935,531
4,720	O’Reilly Automotive, Inc.*	165,247
9,287	Office Depot, Inc.*	12,166
4,490	RadioShack Corp.	38,479
3,327	Sherwin Williams Co.	172,904
25,009	Staples, Inc.	452,913
4,207	Tiffany & Co.	90,703
14,603	TJX Cos., Inc.	374,421

		5,101,922

Textiles, Apparel & Luxury Goods (0.4%):
11,085	Coach, Inc.*	185,120
13,732	Nike, Inc., Class B	643,893
1,875	Polo Ralph Lauren Corp.	79,219
3,108	V.F. Corp.	177,498

		1,085,730

Thrifts & Mortgage Finance (0.2%):
18,365	Hudson City Bancorp, Inc.	214,687
12,243	People’s United Financial, Inc.	220,007

		434,694

Tobacco (1.7%):
72,002	Altria Group, Inc.	1,153,472
5,895	Lorillard, Inc.	363,957
70,289	Philip Morris International, Inc.	2,500,883
5,949	Reynolds American, Inc.	213,212

		4,231,524

Trading Companies & Distributors (0.1%):
2,192	W.W. Grainger, Inc.	153,835

Wireless Telecommunication Services (0.3%):
13,905	American Tower Corp., Class A*	423,129
100,196	Sprint Nextel Corp.*	357,700

		780,829

Total Common Stocks (Cost $318,225,349)		242,229,213

U.S. Treasury Obligations (0.5%):
$1,335,000	U.S. Treasury Bills, 0.11%, 6/18/09(b)	1,334,537

Total U.S. Treasury Obligations (Cost $1,334,602)		1,334,537

Investment Company (4.3%):
10,822,578	Dreyfus Treasury Prime Cash Management, 0.09%(c)	10,822,578

Total Investment Company (Cost $10,822,578)		10,822,578

Total Investment Securities (Cost $330,382,529)(d)—99.6%		254,386,328
Net other assets (liabilities) — 0.4%		1,111,816

NET ASSETS — 100.0%		$255,498,144

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

REIT	Real Estate Investment Trust

(a)	Affiliated Company.

(b)	The rate represents the effective yield at time of purchase.

(c)	The rate represents the yield at March 31, 2009.

(d)	Cost for federal income tax purposes is $356,416,329. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,371,984
Unrealized depreciation	(103,401,985)

Net unrealized depreciation	$(102,030,001)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	98.7%
Netherlands	0.7%
Bermuda	0.5%
Panama	0.1%
Cayman Islands	0.0%

Total	100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Futures Contracts
Securities with an aggregate fair value of $1,334,537 have been segregated with the broker to cover margin requirements for the following open contracts as of March 31, 2009.

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/09	316	$492,137

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.1%):
Auto Components (0.9%):
33,241	Hyundai Mobis Co., Ltd.	$1,943,427

Automobiles (1.9%):
3,300,000	Denway Motors, Ltd.	1,277,732
16,247	Hyundai Motor Co.	657,206
98,272	Maruti Suzuki India, Ltd.	1,522,563
560,000	PT Astra International Tbk	698,001

		4,155,502

Beverages (0.4%):
18,500	Comphania de Bebidas das Americas (AmBev), Preferred Shares	883,197

Building Products (1.4%):
5,502,600	China Construction Bank	3,124,998

Capital Markets (0.4%):
88,700	Bradespar SA, Preferred Shares	867,875

Chemicals (3.0%):
79,005	Israel Chemicals, Ltd.	649,831
20,910	LG Chem, Ltd.(a)	1,370,830
117,887	Reliance Industries, Ltd.	3,531,687
23,900	Sociedad Quimica y Minera de Chile SA, SP ADR	634,784
20,400	Ultrapar Participacoes SA, SP ADR	480,624

		6,667,756

Commercial Banks (11.6%):
297,585	Banco Bradesco SA, ADR	2,946,091
8,165	Banco Itau Holding Financeira SA, Preferred Shares	90,135
259,900	Bangkok Bank Public Co., Ltd.	554,825
13,068,000	Bank of China, Ltd., Class H	4,334,776
1,235,200	Bumiputra-Commerce Holdings Berhad	2,332,754
84,885	Commercial International Bank	486,668
70,362	ICICI Bank, Ltd.	466,359
8,219,000	Industrial & Commercial Bank of China	4,275,429
276,360	Itau Unibanco Banco Multiplo SA, ADR	3,006,800
2,287,000	PT Bank Rakyat Indonesia	833,630
56,900	Shinhan Financial Group Co., Ltd.*	1,021,686
548,400	Siam Commercial Bank Public Co., Ltd.	841,462
194,398	Standard Bank Group, Ltd.	1,639,419
1,157,347	Turkiye Garanti Bankasi AG*	1,650,144
627,607	Turkiye Is Bankasi, Class C	1,417,954

		25,898,132

Computers & Peripherals (0.8%):
424,218	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	1,886,989

Construction & Engineering (2.8%):
1,650,000	China Communications Construction Co., Ltd., Class H	1,810,518
31,720	Hyundai Development Co.	778,197
6,811	Hyundai Engineering & Construction Co., Ltd.	292,812
402,600	IJM Corp. Berhad	462,217
100,188	Orascom Construction Industries	2,413,072
232,017	Raubex Group, Ltd.	441,950

		6,198,766

Construction Materials (1.9%):
1,924,000	China National Building Material Co., Ltd., Class H	2,851,135
48,100	Intergenerasiya Holding Co.*(a)	0
1,679,280	Taiwan Cement Corp.	1,388,559

		4,239,694

Diversified Consumer Services (0.9%):
476,500	Beijing Enterprises Holdings, Ltd.	2,002,472

Diversified Financial Services (3.7%):
3,672,825	Chinatrust Financial Holding Co., Ltd.	1,350,154
282,766	Egyptian Financial Group-Hermes Holding	767,012
1,704,665	FirstRand, Ltd.	2,174,352
63,013	Housing Development Finance, Ltd.	1,769,912
33,699	KB Financial Group, Inc.*	813,607
24,686	Redecard SA	299,234
982,909	Sberbank	614,839
13,200	Sibenergoholding*(a)	0
2,047,800	SinoPac Financial Holdings Co., Ltd.	409,341

		8,198,451

Diversified Telecommunication Services (7.2%):
492,191	Bezeq The Israeli Telecommunication Corp., Ltd.	770,985
128,905	Bharti Airtel, Ltd.*	1,600,767
43,200	Brasil Telecom Participacoes SA	1,145,107
2,972,000	China Communication Services Corp., Ltd., Class H	1,779,804
1,080,857	Chunghwa Telecom Co., Ltd.	1,971,896
32,060	Chunghwa Telecom Co., Ltd., ADR	584,453
125,790	Orascom Telecom Holdings SAE	583,334
3,104,200	PT Telekomunikasi Indonesia	2,033,906
73,100	Tele Norte Leste Participacoes SA, ADR	1,011,704
16,900	Tele Norte Leste Participacoes SA, Preferred Shares	234,297
515,585	Telecom Egypt	1,363,257
26,892	Telefonica 02 Czech Republic AS	533,978
1,425,100	Telekom Malaysia Berhad	1,382,876
445,263	Turk Telekomunikasyon AS*	1,034,118

		16,030,482

Electric Utilities (1.6%):
25,064	CEZ AS	896,123
42,692	Companhia Energetica de Minas Gerais — Preferred Shares	632,372
41,000	Companhia Energetica de Minas Gerais SA, SP ADR	605,980
88,900	Enersis SA, SP ADR	1,342,390

		3,476,865

Electronic Equipment & Instruments (1.8%):
102,400	AU Optronics Corp., ADR	859,136

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment & Instruments, continued
942,100	Hon Hai Precision Industry Co., Ltd.	$2,137,679
44,680	LG Display Co., Ltd.	912,024

		3,908,839

Energy Equipment & Services (0.4%):
61,297	Electropaulo Metropolitana SA, Prefered B, Class B (“PNA”)	865,136

Food & Staples Retailing (1.5%):
803,600	Cencosud SA	1,339,103
22,657	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, ADR	613,552
287,616	Supersol, Ltd.	799,842
241,639	Wal-Mart de Mexico SAB de C.V., Series V	564,559

		3,317,056

Food Products (1.0%):
9,460	BIM Birlesik Magazalar AS	201,998
517,000	China Mengniu Dairy Co., Ltd.	730,683
460,600	Kuala Lumpur Kepong Berhad	1,341,232

		2,273,913

Gas Utilities (0.5%):
6,336,400	PT Perusahaan Gas Negara	1,190,831

Household Durables (0.5%):
1,759,800	Land & Houses Public Co., Ltd.	150,257
3,970	Samsung Electronics Co., Ltd., GDR	812,306
242,849	Urbi, Desarrolloas Urbanos, SA de CV*	213,885

		1,176,448

Insurance (3.9%):
1,410,500	Cathay Financial Holding Co., Ltd.	1,218,257
932,000	China Life Insurance Co., Ltd., Class H	3,066,370
667,000	Ping An Insurance Group Co. of China	3,982,261
4,035	Samsung Fire & Marine Insurance Co., Ltd.	469,021

		8,735,909

IT Services (0.1%):
8,300	Infosys Technologies, Ltd., SP ADR	221,029

Machinery (1.8%):
69,410	Bharat Heavy Electricals, Ltd.	2,079,937
33,490	Samsung Heavy Industries Co., Ltd.	625,109
253,751	Weg SA	1,258,360

		3,963,406

Media (1.1%):
33,620	Grupo Televisa SA, ADR	458,577
114,689	Naspers, Ltd.	1,944,120

		2,402,697

Metals & Mining (6.2%):
103,509	AngloGold Ashanti, Ltd.	3,796,226
44,348	Companhia Siderurgica Nacional SA, SP ADR	658,124
104,600	Companhia Vale do Rio Doce, ADR	1,391,180
304,200	Companhia Vale do Rio Doce, ADR, Preferred Shares	3,431,376
118,819	Impala Platinum Holdings, Ltd.	1,996,215
3	Mechel, ADR	12
149,574	Mining & Metallurgical Co. Norilsk Nickel, ADR	912,401
6,106	POSCO	1,622,674
7,010	Usinas Siderurgicas de Minas Gerais SA	88,963

		13,897,171

Multiline Retail (1.7%):
1,241,000	Golden Eagle Retail Group, Ltd.	818,969
7,257	Hyundai Dept. Store	376,735
1,107,500	Parkson Retail Group, Ltd.	1,134,888
4,594	Shinsegae Co., Ltd.	1,436,059

		3,766,651

Oil, Gas & Consumable Fuels (15.3%):
4,022,000	China Petroleum & Chemical Corp. (Sinopec)	2,580,313
5,036,000	CNOOC, Ltd.	4,993,175
90,200	LUKOIL, ADR	3,400,540
324,200	OAO Gazprom, Registered shares, ADR	4,762,712
131,900	OAO Gazprom, SP ADR	1,965,310
328,188	Petroleo Brasileiro SA, ADR, Class A	8,040,606
27,100	Petroleo Brasiliero SA - Petrobras	415,206
47,900	Petroleo Brasiliero SA - Petrobras, Preferred Shares	591,159
1,163,500	PT Tambang Batubara Bukit Asam Tbk	681,539
333,500	PTT Exploration & Production Public Co., Ltd.	925,074
393,700	Rosneft Oil Co., GDR	1,691,785
79,426	Sasol, Ltd.	2,310,491
77,767	Turkish Petroleum Refineries Corp.	784,393
37,900	Ultrapar Participacoes SA, Prefered Shares	905,416

		34,047,719

Pharmaceuticals (2.8%):
7,561	Richter Gedeon Nyrt.	825,472
121,026	Teva Pharmaceutical Industries, Ltd., ADR	5,452,221

		6,277,693

Real Estate Investment Trusts (REITs) (0.6%):
4,986,420	Franshion Properties China, Ltd.	1,245,256

Real Estate Management & Development (1.0%):
204,000	China Overseas Land & Investment, Ltd.	319,236
3,052,000	Sino-Ocean Land Holdings, Ltd.	2,001,218

		2,320,454

Road & Rail (0.5%):
1,447,800	PLUS Expressways Berhad	1,169,948

Semiconductors & Semiconductor Equipment (5.9%):

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
15,136	Samsung Electronics Co., Ltd.	$6,252,920
187,537	Siliconware Precision Industries Co., ADR	1,087,715
2,294,200	Taiwan Semiconductor Manufacturing Co., Ltd.	3,494,115
256,039	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,291,549

		13,126,299

Software (0.6%):
49,996	Infosys Technologies, Ltd.	1,307,060

Tobacco (1.2%):
373,223	ITC, Ltd.	1,360,885
25,662	KT&G Corp.	1,413,583

		2,774,468

Transportation Infrastructure (0.4%):
106,453	Companhia de Concessoes Rodoviarias	971,803

Wireless Telecommunication Services (8.8%):
273,100	Advanced Information Service Public Co., Ltd.	618,405
41,201	America Movil, SAB de C.V., ADR, Series L	1,115,723
822,000	China Mobile, Ltd.	7,155,935
235,690	LG Telecom, Ltd.	1,439,238
93,500	Mobile TeleSystems, SP ADR	2,797,520
297,984	MTN Group, Ltd.	3,309,127
14,122	SK Telecom Co., Ltd.	1,961,831
245,867	Turkcell Iletisim Hizmetleri A/S	1,205,784

		19,603,563

Total Common Stocks
(Cost $223,338,330)		214,137,955

Warrant (0.2%):
Diversified Financial Services (0.2%):
603,540	Sberbank*(b)	368,159

Total Warrant
(Cost $1,263,959)		368,159

Investment Company (2.9%):
6,543,203	Dreyfus Treasury Prime Cash Management, 0.09%(c)	6,543,203

Total Investment Company (Cost $6,543,203)		6,543,203

Total Investment Securities (Cost $231,145,492)(d)—99.2%		221,049,317

Net other assets (liabilities) — 0.8%		1,876,461

NET ASSETS — 100.0%		$222,925,778

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

MTN	Medium Term Note

(a)	Security was fair valued at March 31, 2009. Represents 0.3% of the Fund’s net assets.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	The rate represents the effective yield at March 31, 2009.

(d)	Cost for federal income tax purposes is $250,452,037. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,740,997
Unrealized depreciation	(43,143,717)

Net unrealized depreciation	$(29,402,720)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
Brazil	13.9%
Hong Kong	13.0%
Korea	10.9%
China	9.1%
Taiwan	8.5%
South Africa	8.0%
Russia	7.3%
India	6.3%
Israel	3.5%
United States	3.2%
Malaysia	3.0%
Turkey	2.8%
Egypt	2.5%
Indonesia	2.5%
Chile	1.5%
Thailand	1.4%
Mexico	1.1%
Czech Republic	0.6%
Hungary	0.4%
Cayman Islands	0.3%
United Kingdom	0.2%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.5%):
Aerospace & Defense (1.5%):
18,500	MTU Aero Engines Holding AG	$430,342
50,000	Saab AB	307,255
20,000	VT Group plc	135,517

		873,114

Auto Components (2.2%):
6,261	Elringklinger AG	64,356
23,000	Exedy Corp.	293,439
14,000	Koito Manufacturing Co., Ltd.	101,347
47,900	Musashi Seimitsu Industry Co., Ltd.	489,347
34,400	Nifco, Inc.	375,813

		1,324,302

Automobiles (1.9%):
10,000	Accell Group NV	244,583
20,000	Rosenbauer International AG	626,866
128,000	ShinMaywa Industries, Ltd.	270,238

		1,141,687

Beverages (1.3%):
15,000	A.G. Barr plc	267,798
812	Baron de Ley SA*	31,218
11,000	Hawesko Holding AG	243,931
2,432	Hite Brewery Co., Ltd.	241,611

		784,558

Building Products (1.5%):
86,000	Alumasc Group plc (The)	83,278
60,000	BSS Group plc	247,846
2,700	Geberit International AG	242,353
119,664	James Hardie Industries NV	350,786

		924,263

Capital Markets (0.1%):
787	Partners Group Holding AG	47,309

Chemicals (5.4%):
47,400	Aica Kogyo Co., Ltd.	412,999
118,000	Chugoku Marine Paints, Ltd.	710,060
350,000	Elementis plc	137,245
29,400	Fujikura Kasei Co., Ltd.	109,706
28,000	Koninklijke Ten Cate NV	483,343
23,900	Lintec Corp.	297,218
48,000	Nihon Parkerizing Co., Ltd.	419,513
620	Sika AG-BEARER	460,612
11,000	Symrise AG	130,976
13,000	Takasago International Corp.	64,207

		3,225,879

Commercial Banks (1.6%):
19,800	Bank Sarasin & CIE-REG B	416,975
109,200	Dah Sing Banking Group, Ltd.	60,173
326,300	Eon Capital Bhd.	240,017
17,300	Tokyo Tomin Bank, Ltd.	267,098

		984,263

Commercial Services & Supplies (2.7%):
22,000	Arcadis NV	265,383
200,000	Ashtead Group plc	113,234
22,500	Babcock International Group plc	138,605
35,000	BPP Holdings plc	180,768
1,070	Eurokai Kgaa	27,925
22,000	Kapsch Trafficcom AG	432,668
12,000	Nishio Rent All Co., Ltd.	73,845
138,095	Scott Wilson Group plc	88,161
35,000	Speedy Hire plc	63,185
81,982	Transpacific Industries Group, Ltd.	102,574
3,000	Xing AG*	112,363

		1,598,711

Communications Equipment (0.7%):
6,300	EVS Broadcast Equipment SA	206,828
7,500	Icom, Inc.	159,507
2,191	Tandberg ASA	32,304

		398,639

Computers & Peripherals (0.3%):
27,300	Nidec Copal Corp.	179,928

Construction & Engineering (2.5%):
11,500	Bilfinger Berger AG	437,797
94,508	Downer EDII, Ltd.	293,431
30,000	Keller Group plc	211,708
20,000	Kier Group plc	253,017
22,000	Morgan Sindall plc	179,762
70,000	Redrow plc*	139,484

		1,515,199

Construction Materials (1.7%):
282,000	China National Building Material Co., Ltd., Class H	417,890
54,500	DC Co., Ltd.	195,085
124,356	Fletcher Building, Ltd.	426,546

		1,039,521

Containers & Packaging (1.9%):
855,000	Goodpack, Ltd.	371,239
44,400	Jsp Corp.	242,725
35,500	Nitta Corp.	367,940
30,000	Zignago Vetro SpA	131,620

		1,113,524

Distributors (1.6%):
110,248	Inchcape plc	118,764
56,000	Jardine Cycle & Carriage, Ltd.	434,662
36,300	Trusco Nakayama Corp.	430,673

		984,099

Diversified Consumer Services (0.3%):
10,000	Homeserve plc	167,591
6,200	InnoConcepts NV	17,075

		184,666

Diversified Financial Services (6.4%):
4,700	Acino Holding AG	632,080
130,000	Albemarle & Bond Holdings plc	371,206
1,185,000	ARA Asset Management, Ltd.(a)	327,601
120,000	Azimut Holding SpA	641,417
286,000	China Everbright, Ltd.	444,459
4,000	Compagnie Financiere Tradition	303,845
136,665	Evolution Group plc	189,321
19,087	Grenkeleasing AG	507,100
840,000	Yuanta Financial Holding Co., Ltd.	385,655

		3,802,684

Diversified REIT (0.2%):
32,500	Shaftesbury plc	135,869

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities (1.0%):
15,000	Red Electrica Corporacion	$585,459

Electrical Equipment (0.5%):
60,000	E2V Technologies plc	35,502
4,135	Newave Energy Holdings SA*	114,509
36,700	Sumida Corp.	165,401

		315,412

Electronic Equipment & Instruments (0.5%):
16,000	Rotork plc	195,523
5,900	Ryosan Co., Ltd.	122,604

		318,127

Energy Equipment & Services (3.2%):
80,000	Chloride Group plc	142,211
18,000	FuGro NV	571,491
22,000	Groupe Bourbon SA	713,738
11,000	Schoeller-Blackman Oilfield Equipment AG	317,258
25,000	Wellstream Holdings plc	154,488

		1,899,186

Food & Staples Retailing (0.9%):
5,500	Greggs plc	271,635
10,100	Tsuruha Holdings Co.	256,254

		527,889

Food Products (2.6%):
3,295	Aryzta AG*	78,789
697,000	Beijing Jingkelong Co., Ltd.	250,661
298,000	China Mengniu Dairy Co., Ltd.	421,167
36,000	Cranswick plc	299,474
649,228	Futuris Corp., Ltd.	160,649
44	Lindt & Spruengli AG	58,877
569,000	Want Want China Holdings, Ltd.	264,246

		1,533,863

Gas Utilities (0.4%):
18,000	Enagas	255,275

Health Care Equipment & Supplies (2.4%):
46,204	Consort Medical plc	224,515
22,000	Elekta AB, Class B	221,247
175,380	Fisher & Paykel Healthcare Corp., Ltd.	316,035
48,000	Oridion Systems, Ltd.*	227,067
58,516	Sonic Healthcare, Ltd.	451,686

		1,440,550

Health Care Providers & Services (0.5%):
6,300	MorphoSys AG*	107,478
263,000	Parkway Holdings, Ltd.	200,841

		308,319

Hotels, Restaurants & Leisure (1.4%):
18,200	His Co., Ltd.	361,036
40,000	Holidaybreak plc	114,714
58,412	Homair SA*	168,395
129	Kuoni Reisen Holding	31,276
14,000	Tipp24 AG	182,269

		857,690

Household Durables (0.4%):
12,000	Babis Vovos International Construction SA*	33,533
35,000	Persimmon plc	173,925

		207,458

Household Products (0.1%):
43,559	Alapis Holding Industrial and Commercial SA	30,553

Industrial Conglomerates (2.3%):
2,400	Bel Sofina	168,284
3,200	Compagnie Nationale A Portefeuille	148,585
8,000	DCC plc	121,187
10,000	DCC plc	151,034
50,000	Mitie Group plc	134,114
100,000	Oxford Instruments plc	157,482
14,000	Rheinmetall AG	478,291

		1,358,977

Insurance (2.4%):
261,000	China Insurance International Holdings Co., Ltd.	419,701
2,400	Helvetia Patria Holding	511,770
10,000	TrygVesta AS	507,678

		1,439,149

Internet & Catalog Retail (0.5%):
75,000	Findel plc	81,621
11,000	Meetic*	224,601

		306,222

Internet Software & Services (0.5%):
1,259	NHN Corp.*	138,397
22,000	United Internet AG, Registered Shares	186,578

		324,975

IT Services (3.5%):
22,000	Alten*	318,847
78,033	Computershare, Ltd.	476,896
6,000	Easydentic*	50,235
23,000	NEC Networks & System Integration Corp.	197,352
3,630	Obic Co., Ltd.	455,029
23,000	Sword Group	378,455
33,000	Wirecard AG*	220,412

		2,097,226

Leisure Equipment & Products (0.2%):
50,000	Vitec Group plc	111,722

Machinery (5.8%):
12,000	Andritz AG	369,031
180,000	Assetco plc	73,535
90,315	Bodycote plc	161,070
1,000	Bucher Industries AG	71,159
80,000	Daihatsu Diesel Manufacturing Co., Ltd.	466,446
1,556	Demag Cranes AG	27,347
3,000	Frigoglass SA	12,126
30,000	FURUKAWA-SKY Aluminum Corp.	46,789
14,200	Glory, Ltd.	253,127
45,000	Hamworthy plc	128,758
29,000	Hisaka Works, Ltd.	245,798
350	Hyunjin Materials Co., Ltd.*	8,432
9,600	Miura Co., Ltd.	215,413
72,000	Nabtesco Corp.	504,361

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued
108,000	NIPPON THOMPSON Co., Ltd.	$363,733
24,200	Union Tools Co.	512,421

		3,459,546

Marine (0.7%):
29,459	Store Electronic*	429,311

Media (1.8%):
460,000	C.I.R. SpA	476,717
58,000	Daily Mail & General Trust plc NV, Class A	194,348
449,584	Fairfax Media, Ltd.	314,855
3,445	Seloger.com*	66,863

		1,052,783

Metals & Mining (2.0%):
104,000	DAIDO STELL Co., Ltd.	261,232
84,000	Dowa Holdings Co., Ltd.	318,176
145,763	Iluka Resources, Ltd.*	409,346
616,000	Maanshan Iron & Steel Co., Ltd., Class H	221,508
674	TK Corp.*	14,427

		1,224,689

Multi-Utilities (1.8%):
43,000	Acea SpA	514,164
8,100	BKW FMB Energie AG	583,312

		1,097,476

Multiline Retail (0.6%):
4,563	Hyundai Dept. Store	236,881
128,000	Parkson Retail Group, Ltd.	131,165

		368,046

Oil, Gas & Consumable Fuels (2.9%):
40,000	Hunting plc	227,902
60,000	John Wood Group plc	193,158
19,400	MODEC, Inc.	263,453
10,000	Premier Oil plc*	151,688
9,200	Rubis	533,690
24,000	SBM Offshore NV	319,102
10,000	SFC Smart Fuel Cell AG*	74,018

		1,763,011

Pharmaceuticals (4.7%):
40,000	Dechra Pharmaceuticals plc	239,736
8,000	Gerresheimer AG	146,871
13,000	Ipsen SA	499,694
7,428	Laboratorios Farmaceuticos Rovi SA*	41,406
23,600	Nichi-iko Pharmaceutical Co., Ltd.	662,024
55,000	Pronova BioPharma AS*	146,973
10,200	Tsumura & Co.	263,357
7,000	Virbac SA	495,122
2,411	Yuhan Corp.	322,637

		2,817,820

Real Estate Management & Development (0.6%):
100,000	Grainger Trust plc	146,801
85,000	Kerry Properties, Ltd.	204,518

		351,319

Retail REIT (0.7%):
452,200	CapitaMall Trust	393,282

Semiconductors & Semiconductor Equipment (0.4%):
65,000	CSR plc*	228,019

Software (2.1%):
15,079	Exact Holding NV	302,052
161,000	F-Secure OYJ	438,155
24,000	Smartrac NV*	300,047
20,000	Temenos Group AG*	216,291

		1,256,545

Specialty Retail (6.0%):
49,100	Arcs Co., Ltd.	684,141
898,000	Belle International Holdings, Ltd.	456,778
100,000	HMV Group Plc	185,612
36,000	Jumbo SA	273,194
130,000	Mobilezone Holding AG	782,457
19,000	Nishimatsuya Chain Co., Ltd.	134,656
31,000	Saft Groupe SA	836,214
14,800	Tsutsumi Jewelry Co., Ltd.	256,891

		3,609,943

Textiles, Apparel & Luxury Goods (0.4%):
868,000	Prime Success International Group, Ltd.	188,680
10,000	Ted Baker plc	49,314

		237,994

Tobacco (1.3%):
54,000	Swedish Match AB	780,968

Trading Companies & Distributors (0.1%):
35,000	Sig plc	52,709

Transportation Infrastructure (1.9%):
538,000	Beijing Capital International Airport Co., Ltd., Class H	239,569
20,000	Forth Ports plc	260,176
6,300	Hopewell Highway Infrastructure, Ltd.	3,552
63,000	Hopewell Holdings, Ltd.	165,479
4,000	Oesterreichische Post AG	118,820
343,000	Smrt Corp., Ltd.	345,112

		1,132,708

Wireless Telecommunication Services (0.6%):
25,000	Elisa Oyj	363,872

Total Common Stocks (Cost $91,608,428)		54,796,308

Investment Company (7.5%):
4,459,547	Dreyfus Treasury Prime Cash Management, 0.09%(b)	4,459,547

Total Investment Company (Cost $4,459,547)		4,459,547

Warrants (0.0%):

Containers & Packaging (0.0%):
74,500	Goodpack, Ltd.(c)	490

Total Warrants (Cost $—)		490

Right (0.0%):

Trading Companies & Distributors (0.0%):
55,000	SIG plc	23,671

Total Right (Cost $189,638)		23,671

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Fair
Shares	Value
Total Investment Securities (Cost $96,257,613)(d)—99.0%	$59,280,016

Net other assets (liabilities) — 1.0%	583,827

NET ASSETS — 100.0%	$59,863,843

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(b)	The rate represents the effective yield at March 31, 2009.

(c)	Security was fair valued as of March 31, 2009. Represents 0.0% of the net assets of the Fund.

(d)	Cost for federal income tax purposes is $96,587,599. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$841,747
Unrealized depreciation	(38,149,330)

Net unrealized depreciation	$(37,307,583)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
Japan	20.9%
United Kingdom	12.8%
United States	8.3%
France	8.0%
Switzerland	7.7%
Germany	5.6%
Australia	4.3%
Hong Kong	4.3%
Netherlands	4.2%
Austria	3.1%
Italy	3.0%
Singapore	2.2%
Sweden	2.2%
Korea	1.6%
China	1.5%
Spain	1.5%
Finland	1.4%
New Zealand	1.3%
Belgium	0.9%
Denmark	0.9%
Cayman Islands	0.7%
Taiwan	0.7%
Bermuda	0.6%
Greece	0.6%
Ireland	0.5%
Israel	0.4%
Malaysia	0.4%
Norway	0.3%
Georgia	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.8%):
Aerospace & Defense (2.9%):
13,917	AAR Corp.*	$174,519
5,442	Aerovironment, Inc.*	113,738
3,270	American Science & Engineering, Inc.	182,466
3,270	Axsys Technologies, Inc.*	137,471
10,467	Ceradyne, Inc.*	189,767
6,070	Cubic Corp.	153,753
16,735	Curtiss-Wright Corp.	469,417
11,134	Esterline Technologies Corp.*	224,795
16,600	Gencorp, Inc.*	35,192
15,920	Moog, Inc., Class A*	364,090
22,223	Orbital Sciences Corp.*	264,232
13,132	Teledyne Technologies, Inc.*	350,362
6,082	Triumph Group, Inc.	232,332

		2,892,134

Air Freight & Logistics (0.4%):
11,288	Forward Air Corp.	183,204
14,071	HUB Group, Inc., Class A*	239,207

		422,411

Airline (0.3%):
21,304	SkyWest, Inc.	265,022

Auto Components (0.3%):
8,524	ATC Technology Corp.*	95,469
6,523	Drew Industries, Inc.*	56,619
10,801	Spartan Motors, Inc.	43,420
8,482	Superior Industries International, Inc.	100,512

		296,020

Automobiles (0.1%):
9,493	Winnebago Industries, Inc.	50,408

Beverages (0.1%):
3,429	Boston Beer Company, Inc. (The), Class A*	71,529

Biotechnology (1.0%):
10,271	ArQule, Inc.*	42,522
21,344	Cubist Pharmaceuticals, Inc.*	349,188
12,484	Martek Biosciences Corp.	227,833
23,451	Regeneron Pharmaceuticals, Inc.*	325,031
17,136	Savient Pharmaceuticals, Inc.*	84,823

		1,029,397

Building Products (0.8%):
11,547	Apogee Enterprises, Inc.	126,786
17,941	Griffon Corp.*	134,558
6,429	NCI Building Systems, Inc.*	14,272
14,729	Quanex Building Products Corp.	111,940
13,756	Simpson Manufacturing Co., Inc.	247,883
6,655	Universal Forest Products, Inc.	177,090

		812,529

Capital Markets (1.5%):
16,240	Investment Technology Group, Inc.*	414,445
20,653	Labranche & Co., Inc.*	77,242
16,191	OptionsXpress Holdings, Inc.	184,092
5,916	Piper Jaffray Cos., Inc.*	152,574
9,866	Stifel Financial Corp.*	427,296
10,225	SWS Group, Inc.	158,794
11,814	Tradestation Group, Inc.*	77,972

		1,492,415

Chemicals (1.6%):
6,725	American Vanguard Corp.	86,752
9,051	Arch Chemicals, Inc.	171,607
19,686	Calgon Carbon Corp.*	278,951
17,529	H.B. Fuller Co.	227,877
4,329	NewMarket Corp.	191,775
11,994	OM Group, Inc.*	231,724
3,100	Penford Corp.	11,253
32,696	PolyOne Corp.*	75,528
4,414	Quaker Chemical Corp.	35,047
11,639	Schulman, Inc.	157,708
2,385	Stepan Co.	65,111
8,299	Zep, Inc.	84,899

		1,618,232

Commercial Banks (6.6%):
22,986	Boston Private Financial Holdings, Inc.	80,681
10,268	Cascade Bancorp	16,737
11,553	Central Pacific Financial Corp.	64,697
6,630	Columbia Banking System, Inc.	42,432
12,455	Community Bank System, Inc.	208,621
24,367	East West Bancorp, Inc.	111,357
28,357	First Bancorp	120,801
27,273	First Commonwealth Financial Corp.	241,911
12,292	First Financial Bancorp	117,143
7,645	First Financial Bankshares, Inc.	368,260
17,256	First Midwest Bancorp, Inc.	148,229
17,191	Frontier Financial Corp.	18,910
22,654	Glacier Bancorp, Inc.	355,894
8,613	Hancock Holding Co.	269,415
13,750	Hanmi Financial Corp.	17,875
5,064	Home Bancshares, Inc.	101,128
6,983	Independent Bank Corp.	16,340
5,633	Independent Bank Corp.	83,087
6,100	Irwin Financial Corp.*	11,895
9,131	Nara Bancorp, Inc.	26,845
29,508	National Penn Bancshares, Inc.	244,916
12,046	NBT Bancorp, Inc.	260,675
25,932	Old National Bancorp	289,660
9,999	PrivateBancorp, Inc.	144,586
15,253	Prosperity Bancshares, Inc.	417,170
11,051	Provident Bankshares Corp.	77,910
8,790	S & T Bancorp, Inc.	186,436
13,852	Signature Bank*	391,042
30,368	South Financial Group, Inc. (The)	33,405
6,263	Sterling Bancorp	62,004
25,642	Sterling Bancshares, Inc.	167,699
18,657	Sterling Financial Corp.	38,620
31,496	Susquehanna Bancshares, Inc.	293,858
2,611	Tompkins Financial Corp.	112,273
48,263	UCBH Holdings, Inc.	72,877
10,909	UMB Financial Corp.	463,523
21,918	Umpqua Holdings Corp.	198,577
14,038	United Bankshares, Inc.	242,015
17,405	United Community Banks, Inc.	72,407
23,050	Whitney Holding Corp.	263,922
9,140	Wilshire Bancorp, Inc.	47,162

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
8,489	Wintrust Financial Corp.	$104,415

		6,607,410

Commercial Services & Supplies (3.4%):
15,538	ABM Industries, Inc.	254,823
9,128	Administaff, Inc.	192,875
5,766	American Public Education*	242,518
9,923	Bowne & Co., Inc.	31,853
6,451	CDI Corp.	62,704
4,606	Consolidated Graphics, Inc.*	58,588
7,391	G & K Services, Inc., Class A	139,764
18,373	Geo Group, Inc. (The)*	243,442
14,844	Healthcare Services Group, Inc.	222,215
10,097	Heartland Payment Systems, Inc.	66,741
7,293	Heidrick & Struggles International, Inc.	129,378
9,207	HMS Holdings Corp.*	302,910
18,958	Interface, Inc.	56,684
12,109	Mobile Mini, Inc.*	139,496
13,050	On Assignment, Inc.*	35,366
9,820	Rewards Network, Inc.*	34,370
6,364	School Specialty, Inc.*	111,943
18,718	Spherion Corp.*	38,933
7,000	Standard Register Co. (The)	32,060
21,950	Tetra Tech, Inc.*	447,341
13,105	Ticketmaster Entertainment, Inc.*	48,358
18,797	Trueblue, Inc.*	155,075
8,492	United Stationers, Inc.*	238,455
7,786	Viad Corp.	109,938
3,633	Volt Information Sciences, Inc.*	24,159

		3,419,989

Communications Equipment (2.3%):
45,892	Arris Group, Inc.*	338,224
4,224	Bel Fuse, Inc., Class B	56,770
6,830	Black Box Corp.	161,256
14,363	Blue Coat Systems, Inc.*	172,500
10,223	Comtech Telecommunications Corp.*	253,224
10,418	Digi International, Inc.*	79,906
5,115	EMS Technologies, Inc.*	89,308
37,454	Harmonic, Inc.*	243,451
12,824	NETGEAR, Inc.*	154,529
6,306	Neutral Tandem, Inc.*	155,191
8,376	PC-Tel, Inc.	36,017
16,168	Symmetricom, Inc.*	56,588
25,117	Tekelec*	332,298
9,618	ViaSat, Inc.*	200,247

		2,329,509

Computers & Peripherals (0.9%):
49,044	Adaptec, Inc.*	117,706
12,589	Avid Technology, Inc.*	115,063
2,115	Catapult Communications Corp.*	14,741
8,658	Hutchinson Technology, Inc.*	22,511
18,252	Intermec, Inc.*	189,821
14,176	Novatel Wireless, Inc.*	79,669
7,196	Stratasys, Inc.*	59,511
12,568	Synaptics, Inc.*	336,320

		935,342

Construction & Engineering (0.7%):
25,907	Emcor Group, Inc.*	444,823
13,758	Insituform Technologies, Inc.*	215,175

		659,998

Construction Materials (0.7%):
15,881	Eagle Materials, Inc.	385,114
15,450	Headwaters, Inc.*	48,513
10,029	Texas Industries, Inc.	250,725

		684,352

Consumer Finance (0.4%):
10,572	Cash America International, Inc.	165,558
10,791	First Cash Financial Services, Inc.*	161,002
6,034	World Acceptance Corp.*	103,181

		429,741

Containers & Packaging (0.4%):
11,542	Myers Industries, Inc.	70,868
13,944	Rock-Tenn Co., Class A	377,185

		448,053

Distributors (0.0%):
5,654	Audiovox Corp., Class A*	19,393

Diversified Consumer Services (0.9%):
5,059	Capella Education Co.*	268,127
10,839	Coinstar, Inc.*	355,086
14,384	Interval Leisure Group, Inc.*	76,235
3,231	Pre-paid Legal Services, Inc.*	93,796
7,947	Universal Technical Institute, Inc.*	95,364

		888,608

Diversified Financial Services (1.0%):
2,893	CorVel Corp.*	58,496
9,286	Financial Federal Corp.	196,678
7,193	Greenhill & Co., Inc.	531,203
33,130	Guaranty Financial Group, Inc.*	34,787
5,675	Portfolio Recovery Associates, Inc.*	152,317

		973,481

Diversified REIT (0.1%):
19,698	Colonial Properties Trust	75,049

Diversified Telecommunication Services (0.3%):
30,876	FairPoint Communications, Inc.	24,083
15,847	General Communication, Inc., Class A*	105,858
10,811	Iowa Telecommunications Services, Inc.	123,894

		253,835

Electric Utilities (1.6%):
10,961	ALLETE, Inc.	292,549
21,741	Cleco Corp.	471,562
15,943	El Paso Electric Co.*	224,637
9,947	UIL Holdings Corp.	222,017
12,793	Unisource Energy Corp.	360,635

		1,571,400

Electrical Equipment (2.1%):
8,756	A.O. Smith Corp.	220,476
15,724	Acuity Brands, Inc.	354,419
4,537	Azz, Inc.*	119,731

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electrical Equipment, continued
16,702	Baldor Electric Co.	$242,012
17,536	Belden CDT, Inc.	219,375
19,386	Brady Corp., Class A	341,775
8,162	C&D Technologies, Inc.*	15,100
8,803	II-VI, Inc.*	151,236
7,952	Magnetek, Inc.*	14,314
11,618	Regal-Beloit Corp.	355,976
7,159	Vicor Corp.	35,007

		2,069,421

Electronic Equipment & Instruments (2.8%):
8,037	Agilysys, Inc.	34,559
10,797	Anixter International, Inc.*	342,049
4,841	Applied Signal Technology, Inc.	97,934
26,402	Benchmark Electronics, Inc.*	295,702
22,933	Brightpoint, Inc.*	98,153
14,791	Checkpoint Systems, Inc.*	132,675
15,584	Cognex Corp.	208,046
12,257	CTS Corp.	44,248
12,542	Daktronics, Inc.	82,150
10,914	Electro Scientific Industries, Inc.*	64,611
17,871	Insight Enterprises, Inc.*	54,685
3,864	Keithley Instruments, Inc.	13,099
6,966	Littlelfuse, Inc.*	76,556
10,966	LoJack Corp.*	49,676
7,388	Mercury Computer Systems, Inc.*	40,856
16,672	Methode Electronics, Inc.	59,686
6,206	MTS Systems Corp.	141,187
8,700	Network Equipment Technologies, Inc.*	30,798
13,472	Newport Corp.*	59,546
7,780	Park Electrochemical Corp.	134,438
14,144	Plexus Corp.*	195,470
9,237	RadiSys Corp.*	55,976
7,320	Rogers Corp.*	138,202
9,671	ScanSource, Inc.*	179,687
18,163	Technitrol, Inc.	31,059
5,131	Tollgrade Communications, Inc.*	29,760
17,451	TTM Technologies, Inc.*	101,216

		2,792,024

Energy Equipment & Services (2.7%):
20,173	Atwood Oceanics, Inc.*	334,670
8,001	Basic Energy Services, Inc.*	51,766
10,471	Bristow Group, Inc.*	224,394
8,181	CARBO Ceramics, Inc.	232,668
11,010	Dril-Quip, Inc.*	338,007
7,313	Gulf Island Fabrication, Inc.	58,577
8,185	Hornbeck Offshore Services, Inc.*	124,739
36,509	ION Geophysical Corp.*	56,954
5,394	Lufkin Industries, Inc.	204,325
8,988	Matrix Service Co.*	73,881
7,348	NATCO Group, Inc.*	139,098
18,401	Oil States International, Inc.*	246,941
15,890	Pioneer Drilling Co.*	52,119
7,561	Seacor Holdings, Inc.*	440,882
6,007	Superior Well Services, Inc.*	30,816
28,936	TETRA Technologies, Inc.*	94,042

		2,703,879

Food & Staples Retailing (1.7%):
5,205	Cal-Maine Foods, Inc.	116,540
18,733	Casey’s General Stores, Inc.	499,422
8,535	Cracker Barrel Old Country Store, Inc.	244,442
5,829	Diamond Foods, Inc.	162,804
11,051	Great Atlantic & Pacific Tea Co., Inc.*	58,681
5,009	Nash Finch Co.	140,703
8,598	Spartan Stores, Inc.	132,495
6,954	The Andersons, Inc.	98,330
15,723	United Natural Foods, Inc.*	298,265

		1,751,682

Food Products (1.8%):
6,072	Balchem Corp.	152,589
29,762	Darling International, Inc.*	110,417
6,507	Green Mountain Coffee Roasters, Inc.*	312,336
14,858	Hain Celestial Group, Inc.*	211,578
4,896	J & J Snack Foods Corp.	169,353
11,386	Lance, Inc.	237,057
4,120	Peet’s Coffee & Tea, Inc.*	89,074
6,359	Sanderson Farms, Inc.	238,781
11,513	TreeHouse Foods, Inc.*	331,459

		1,852,644

Gas Utilities (3.5%):
34,096	Atmos Energy Corp.	788,300
8,886	Laclede Group, Inc. (The)	346,376
16,386	New Jersey Resources Corp.	556,796
9,495	Northwest Natural Gas Co.	412,273
26,766	Piedmont Natural Gas Co., Inc.	692,972
10,687	South Jersey Industries, Inc.	374,045
16,006	Southwest Gas Corp.	337,246

		3,508,008

Health Care Equipment & Supplies (4.3%):
7,715	Abaxis, Inc.*	133,007
27,404	American Medical Systems Holdings, Inc.*	305,555
4,753	Analogic Corp.	152,191
3,466	Computer Programs & Systems, Inc.	115,314
11,075	CONMED Corp.*	159,591
16,619	Cooper Companies, Inc.	439,406
9,918	CryoLife, Inc.*	51,375
8,308	Cyberonics, Inc.*	110,247
8,256	Greatbatch, Inc.*	159,754
9,334	Haemonetics Corp.*	514,117
4,672	ICU Medical, Inc.*	150,065
7,367	Integra LifeSciences Holdings*	182,186
12,283	Invacare Corp.	196,896
4,578	Kensey Nash Corp.*	97,374
14,792	Meridian Bioscience, Inc.	268,031
10,306	Merit Medical Systems, Inc.*	125,836
4,338	MWI Veterinary Supply, Inc.*	123,546
9,833	Natus Medical, Inc.*	83,679
5,266	Neogen Corp.*	114,957
11,388	Omnicell, Inc.*	89,054
7,050	Osteotech, Inc.*	24,604
6,592	Palomar Medical Technologies, Inc.*	47,858

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
5,662	Surmodics, Inc.*	$103,331
14,131	Symmetry Medical, Inc.*	89,167
16,025	Theragenics Corp.*	19,550
12,039	West Pharmaceutical Services, Inc.	395,000
7,899	ZOLL Medical Corp.*	113,430

		4,365,121

Health Care Providers & Services (5.4%):
3,904	Air Methods Corp.*	66,017
2,145	Almost Family, Inc.*	40,948
10,002	Amedisys, Inc.*	274,955
19,694	AMERIGROUP Corp.*	542,373
13,565	AMN Healthcare Services, Inc.*	69,182
11,472	AmSurg Corp.*	181,831
3,883	Bio-Reference Laboratories, Inc.*	81,194
14,210	Catalyst Health Solutions, Inc.*	281,642
15,936	Centene Corp.*	287,167
8,160	Chemed Corp.	317,424
13,321	Cross Country Healthcare, Inc.*	87,253
10,457	Gentiva Health Services, Inc.*	158,946
18,310	Healthspring, Inc.*	153,255
12,289	Healthways, Inc.*	107,775
22,834	Hillenbrand, Inc.	365,572
13,265	Inventiv Health, Inc.*	108,242
3,507	Landauer, Inc.	177,735
7,418	LCA-Vision, Inc.	21,586
5,286	LHC Group, Inc.*	117,772
14,405	Magellan Health Services, Inc.*	524,918
7,883	MedCath Corp.*	57,309
16,927	MEDNAX, Inc.*	498,839
5,008	Molina Heathcare, Inc.*	95,252
11,686	Odyssey Healthcare, Inc.*	113,354
9,990	PetMed Express, Inc.*	164,635
22,205	PSS World Medical, Inc.*	318,642
6,570	RehabCare Group, Inc.*	114,581
9,408	Res-Care, Inc.*	136,980

		5,465,379

Health Care Technology (0.4%):
20,798	Eclipsys Corp.*	210,892
15,795	Phase Forward, Inc.*	202,018

		412,910

Hotels, Restaurants & Leisure (3.1%):
6,320	Buffalo Wild Wings, Inc.*	231,186
10,057	California Pizza Kitchen, Inc.*	131,546
8,827	CEC Entertainment, Inc.*	228,443
18,861	CKE Restaurants, Inc.	158,432
5,429	DineEquity, Inc.	64,388
20,504	Jack in the Box, Inc.*	477,538
4,566	Landry’s Restaurants, Inc.	23,835
7,766	Marcus Corp.	66,011
3,034	Monarch Casino & Resort, Inc.*	15,655
6,714	O’Charley’s, Inc.	20,209
9,057	P.F. Chang’s China Bistro, Inc.*	207,224
9,102	Papa John’s International, Inc.*	208,163
21,890	Pinnacle Entertainment, Inc.*	154,106
5,680	Red Robin Gourmet Burgers*	100,138
18,210	Ruby Tuesday, Inc.*	53,173
5,781	Ruth’s Hospitality Group, Inc.*	6,995
21,899	Shuffle Master, Inc.*	62,850
22,059	Sonic Corp.*	221,031
10,402	Steak n Shake Co. (The)*	78,743
19,270	Texas Roadhouse, Inc., Class A*	183,643
18,788	WMS Industries, Inc.*	392,857

		3,086,166

Household Durables (0.6%):
10,593	Ethan Allen Interiors, Inc.	119,277
17,686	La-Z-Boy, Inc.	22,108
5,099	M/I Homes, Inc.	35,642
11,127	Meritage Corp.*	127,070
1,731	National Presto Industries, Inc.	105,608
4,649	Russ Berrie & Co., Inc.*	6,137
2,047	Skyline Corp.	38,913
33,567	Standard-Pacific Corp.*	29,539
5,949	Universal Electronics, Inc.*	107,677

		591,971

Household Products (0.3%):
25,614	Central Garden & Pet Co., Class A*	192,617
5,679	WD-40 Co.	137,091

		329,708

Industrial Conglomerates (0.2%):
5,802	Standex International Corp.	53,379
8,261	Tredegar, Inc.	134,902

		188,281

Insurance (3.4%):
3,370	American Physicians Capital, Inc.	137,900
8,381	Amerisafe, Inc.*	128,397
14,992	Delphi Financial Group, Inc., Class A	201,792
9,175	eHealth, Inc.*	146,892
5,820	Infinity Property & Casualty Corp.	197,473
14,341	National Financial Partners Corp.	45,891
4,784	Navigators Group, Inc.*	225,709
8,244	Presidential Life Corp.	64,221
11,987	ProAssurance Corp.*	558,834
6,863	RLI Corp.	344,523
5,659	Safety Insurance Group, Inc.	175,882
18,955	Selective Insurance Group, Inc.	230,493
6,405	Stewart Information Services Corp.	124,897
13,051	Tower Group, Inc.	321,446
8,017	United Fire & Casualty Co.	176,053
13,315	Zenith National Insurance Corp.	321,025

		3,401,428

Internet & Catalog Retail (0.3%):
5,111	Blue Nile, Inc.*	154,097
14,146	HSN, Inc.*	72,710
5,639	Stamps.com, Inc.*	54,698

		281,505

Internet Software & Services (1.7%):
5,058	Bankrate, Inc.*	126,197
6,557	comScore, Inc.*	79,274
25,426	CyberSource Corp.*	376,559
15,090	DealerTrack Holdings, Inc.*	197,679

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services, continued
12,064	InfoSpace, Inc.*	$62,733
16,471	J2 Global Communications, Inc.*	360,550
11,780	Perficient, Inc.*	63,612
10,095	The Knot, Inc.*	82,779
31,038	United Online, Inc.	138,430
16,244	Websense, Inc.*	194,928

		1,682,741

IT Services (2.0%):
10,826	CACI International, Inc., Class A*	395,041
23,382	CIBER, Inc.*	63,833
13,304	CSG Systems International, Inc.*	189,981
15,924	eResearch Technology, Inc.*	83,760
5,576	Forrester Research, Inc.*	114,643
10,113	Gevity HR, Inc.	39,946
5,096	Integral Systems, Inc.*	43,826
6,132	Maximus, Inc.	244,421
4,802	Stanley, Inc.*	121,923
4,194	StarTek, Inc.*	13,001
11,941	Sykes Enterprises, Inc.*	198,579
6,594	SYNNEX Corp.*	129,704
10,140	Tyler Technologies, Inc.*	148,348
14,400	Wright Express Corp.*	262,368

		2,049,374

Leisure Equipment & Products (0.9%):
32,132	Brunswick Corp.	110,855
10,731	JAKKS Pacific, Inc.*	132,528
450	Nautilus Group, Inc. (The)*	283
13,024	Polaris Industries, Inc.	279,235
18,564	Pool Corp.	248,758
7,493	RC2 Corp.*	39,488
6,395	Sturm, Ruger & Co., Inc.*	78,850

		889,997

Life Sciences Tools & Services (0.7%):
12,645	Cambrex Corp.*	28,831
6,653	Dionex Corp.*	314,354
12,176	Enzo Biochem, Inc.*	48,948
4,637	Kendle International, Inc.*	97,191
20,915	PAREXEL International Corp.*	203,503

		692,827

Machinery (4.5%):
21,143	Actuant Corp., Class A	218,407
6,861	Actuant Corp., Inc.	154,510
9,210	Albany International Corp., Class A	83,351
7,051	Astec Industries, Inc.*	184,948
15,426	Barnes Group, Inc.	164,904
17,995	Briggs & Stratton Corp.	296,917
3,228	Cascade Corp.	56,910
19,433	CLARCOR, Inc.	489,517
7,039	Enpro Industries, Inc.*	120,367
9,385	ESCO Technologies, Inc.*	363,199
19,196	Gardner Denver, Inc.*	417,321
7,885	Gerber Scientific, Inc.*	18,845
10,776	John Bean Technologies Corp.	112,717
12,164	Kaydon Corp.	332,442
4,386	Lindsay Manufacturing Co.	118,422
6,088	Lydall, Inc.*	18,081
14,457	Mueller Industries, Inc.	313,572
12,390	Robbins & Myers, Inc.	187,956
13,598	Toro Co.	328,800
6,277	Valmont Industries, Inc.	315,168
9,647	Wabash National Corp.	11,866
11,385	Watts Water Technologies, Inc., Class A	222,691

		4,530,911

Marine (0.5%):
19,760	Kirby Corp.*	526,406

Media (0.2%):
9,774	Arbitron, Inc.	146,708
16,009	E.W. Scripps Co. (The), Class A	21,612
27,191	Live Nation, Inc.*	72,600

		240,920

Metals & Mining (0.5%):
5,998	A.M. Castle & Co.	53,502
7,703	AMCOL International Corp.	114,313
7,993	Brush Engineered Materials, Inc.*	110,863
20,313	Century Aluminum Co.*	42,860
10,726	Gibraltar Industries, Inc.	50,627
2,936	Olympic Steel, Inc.	44,539
9,147	RTI International Metals, Inc.*	107,020

		523,724

Multi-Utilities (0.6%):
20,003	Avista Corp.	275,642
4,271	Central Vermont Public Service Corp.	73,888
6,468	CH Energy Group, Inc.	303,349

		652,879

Multiline Retail (0.2%):
14,911	Fred’s, Inc.	168,196
8,942	Tuesday Morning Corp.*	11,356

		179,552

Oil, Gas & Consumable Fuels (1.4%):
15,766	Holly Corp.	334,239
14,731	Penn Virginia Corp.	161,746
5,583	Petroleum Development Corp.*	65,935
14,761	PetroQuest Energy, Inc.*	35,427
22,961	St. Mary Land & Exploration Co.	303,774
12,682	Stone Energy Corp.*	42,231
12,394	Swift Energy Co.*	90,476
11,249	World Fuel Services Corp.	355,806

		1,389,634

Paper & Forest Products (0.4%):
13,135	Buckeye Technologies, Inc.*	27,977
4,992	Clearwater Paper Corp.*	40,086
3,659	Deltic Timber Corp.	144,201
5,310	Neenah Paper, Inc.	19,275
5,821	Schweitzer-Mauduit International, Inc.	107,456
18,746	Wausau Paper Corp.	98,604

		437,599

Personal Products (0.6%):
7,258	Chattem, Inc.*	406,811
10,860	Helen of Troy, Ltd.*	149,325
5,707	Mannatech, Inc.	19,004

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Personal Products, continued
		$575,140

Pharmaceuticals (0.7%):
9,378	Noven Pharmaceuticals, Inc.*	88,903
13,545	Par Pharmaceutical Cos., Inc.*	128,271
11,296	PharMerica Corp.*	187,966
17,576	Salix Pharmaceuticals, Inc.*	166,972
28,155	ViroPharma, Inc.*	147,814

		719,926

Real Estate Investment Trusts (REITs) (4.8%):
13,119	Acadia Realty Trust	139,193
31,425	BioMed Realty Trust, Inc.	212,747
16,175	Cedar Shopping Centers, Inc.	28,145
8,831	EastGroup Properties, Inc.	247,886
12,385	Entertainment Properties Trust	195,188
31,087	Extra Space Storage, Inc.	171,289
12,990	Forestar Group, Inc.*	99,373
23,033	Franklin Street Properties Corp.	283,306
11,971	Home Properties, Inc.	366,911
20,973	Inland Real Estate Corp.	148,699
13,301	Kilroy Realty Corp.	228,644
12,496	Kite Realty Group Trust	30,615
29,521	Lexington Realty Trust	70,260
8,387	LTC Properties, Inc.	147,108
28,656	Medical Properties Trust, Inc.	104,594
10,192	Mid-America Apartment Communities, Inc.	314,219
28,738	National Retail Properties, Inc.	455,210
6,490	Parkway Properties, Inc.	66,847
14,408	Pennsylvania Real Estate Investment Trust	51,148
5,683	PS Business Parks, Inc.	209,419
44,131	Senior Housing Properties Trust	618,717
7,753	Sovran Self Storage, Inc.	155,680
11,638	Tanger Factory Outlet Centers, Inc.	359,149
9,029	Urstadt Biddle Properties, Inc., Class A	121,169

		4,825,516

Residential REIT (0.2%):
16,065	Post Properties, Inc.	162,899

Road & Rail (1.0%):
10,817	Arkansas Best Corp.	205,739
20,417	Heartland Express, Inc.	302,376
19,927	Knight Transportation, Inc.	302,093
10,065	Old Dominion Freight Line, Inc.*	236,427

		1,046,635

Semiconductors & Semiconductor Equipment (4.7%):
8,514	Actel Corp.*	86,162
13,804	Advanced Energy Industries, Inc.*	103,944
11,092	ATMI, Inc.*	171,149
22,367	Brooks Automation, Inc.*	103,112
8,198	Cabot Microelectronics Corp.*	196,998
7,893	Cohu, Inc.	56,830
10,510	Cymer, Inc.*	233,953
51,987	Cypress Semiconductor Corp.*	351,952
11,696	Diodes, Inc.*	124,095
10,604	DSP Group, Inc.*	45,809
16,442	Exar Corp.*	102,598
13,606	FEI Co.*	209,941
7,145	Hittite Microwave Corp.*	222,924
6,728	Intevac, Inc.*	35,053
24,849	Kopin Corp.*	57,650
29,299	Kulicke & Soffa Industries, Inc.*	76,763
19,433	Micrel, Inc.	136,808
30,338	Microsemi Corp.*	351,921
17,780	MKS Instruments, Inc.*	260,833
9,238	Pericom Semiconductor Corp.*	67,530
14,573	Rudolph Technologies, Inc.*	44,156
61,298	Skyworks Solutions, Inc.*	494,062
8,772	Standard Microsystems Corp.*	163,159
4,720	Supertex, Inc.*	109,032
53,716	TriQuint Semiconductor, Inc.*	132,678
8,433	Ultratech, Inc.*	105,328
26,500	Varian Semiconductor Equipment Associates, Inc.*	573,990
12,038	Veeco Instruments, Inc.*	80,293

		4,698,723

Software (3.7%):
16,643	Blackbaud, Inc.	193,225
15,712	Commvault Systems, Inc.*	172,361
15,435	Concur Technologies, Inc.*	296,198
3,654	Ebix, Inc.*	90,802
22,503	Epicor Software Corp.*	85,736
12,950	Epiq Systems, Inc.*	233,489
6,133	Faro Technologies, Inc.*	82,428
32,235	Informatica Corp.*	427,436
9,997	JDA Software Group, Inc.*	115,465
9,823	Manhattan Associates, Inc.*	170,134
29,431	Micros Systems, Inc.*	551,831
9,187	Phoenix Technology, Ltd.*	14,883
14,972	Progress Software Corp.*	259,914
6,510	Quality Systems, Inc.	294,577
10,966	Radiant Systems, Inc.*	48,360
10,685	Smith Micro Software, Inc.*	55,883
9,400	Sonic Solutions*	11,280
6,938	SPSS, Inc.*	197,247
28,409	Take-Two Interactive Software, Inc.	237,215
10,925	Taleo Corp., Class A, Class A*	129,134
24,174	THQ, Inc.*	73,489

		3,741,087

Specialized REITs (0.2%):
31,590	DiamondRock Hospitality, Co.	126,676
15,392	LaSalle Hotel Properties	89,889

		216,565

Specialty Retail (4.5%):
19,477	Aaron Rents, Inc.	519,257
8,984	Big 5 Sporting Goods Corp.	52,736
9,468	Buckle, Inc. (The)	302,313
15,296	Cabela’s, Inc., Class A*	139,347
11,785	Cato Corp.	215,430
8,519	Charlotte Russe Holdings, Inc.*	69,430
9,125	Children’s Place Retail Stores, Inc.*	199,746

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued
13,066	Christopher & Banks Corp.	$53,440
16,963	Dress Barn, Inc.*	208,475
18,962	Finish Line, Class A	125,528
7,722	Genesco, Inc.	145,405
8,723	Group 1 Automotive, Inc.	121,860
11,047	Gymboree Corp.*	235,854
5,212	Haverty Furniture Co., Inc.	54,882
11,303	Hibbett Sports, Inc.*	217,244
16,549	HOT Topic, Inc.*	185,183
8,855	Jo-Ann Stores, Inc.*	144,691
6,348	Jos. A. Bank Clothiers, Inc.*	176,538
6,416	Lithia Motors, Inc., Class A	14,436
18,772	Men’s Wearhouse, Inc. (The)	284,208
5,868	Midas, Inc.*	46,475
12,015	Nutri/System, Inc.	171,454
26,916	OfficeMax, Inc.	83,978
14,408	Pep Boys — Manny, Moe & Jack	63,539
7,839	Sonic Automotive, Inc.	12,542
14,598	Stage Store, Inc.	147,148
12,136	Tractor Supply Co.*	437,624
8,250	Tween Brands, Inc.*	17,655
16,134	Zale Corp.*	31,461
7,388	Zumiez, Inc.*	71,664

		4,549,543

Textiles, Apparel & Luxury Goods (2.3%):
14,722	Brown Shoe Co., Inc.	55,207
21,090	Carter’s, Inc.*	396,703
18,356	Crocs, Inc.*	21,844
4,732	Deckers Outdoor Corp.*	250,985
16,850	Fossil, Inc.*	264,545
20,982	Iconix Brand Group, Inc.*	185,691
10,201	K-Swiss, Inc., Class A	87,117
33,695	Liz Claiborne, Inc.	83,227
7,948	Maidenform Brands, Inc.*	72,804
6,569	Movado Group, Inc.	49,530
4,982	Oxford Industries, Inc.	30,739
5,011	Perry Ellis International, Inc.*	17,338
43,963	Quiksilver Resources, Inc.*	56,273
11,615	Skechers U.S.A., Inc., Class A*	77,472
7,364	True Religion Apparel, Inc.*	86,969
5,891	UniFirst Corp.	164,005
6,525	Volcom, Inc.*	63,292
20,152	Wolverine World Wide, Inc.	313,968

		2,277,709

Thrifts & Mortgage Finance (0.6%):
17,640	Bank Mutual Corp.	159,818
20,950	Brookline Bancorp, Inc.	199,025
9,126	Dime Community Bancshares	85,602
18,678	Flagstar Bancorp, Inc.*	14,009
31,793	TrustCo Bank Corp.	191,394

		649,848

Tobacco (0.1%):
34,797	Alliance One International, Inc.*	133,621

Trading Companies & Distributors (0.7%):
13,530	Applied Industrial Technologies, Inc.	228,251
9,008	Kaman Corp., Class A	112,960
2,647	Lawson Products, Inc.	32,214
10,944	Watsco, Inc.	372,425

		745,850

Water Utilities (0.2%):
5,960	American States Water Co.	216,467

Total Common Stocks (Cost $162,263,664)		99,402,477

U.S. Treasury Obligations (0.3%):
$256,000	U.S. Treasury Bills, 0.20%, 6/18/09(a)	255,911

Total U.S. Treasury Obligations (Cost $255,882)		255,911

Investment Company (2.0%):
2,017,138	Dreyfus Treasury Prime Cash Management, 0.09%(b)	2,017,138

Total Investment Company (Cost $2,017,138)		2,017,138

Total Investment Securities (Cost $164,536,684)(c)—101.1%		101,675,526

Net other assets (liabilities) — (1.1)%		(1,070,497)

NET ASSETS — 100.0%		$100,605,029

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

REIT	Real Estate Investment Trust

(a)	The rate represents the effective yield at time of purchase.

(b)	The rate represents the effective yield at March 31, 2009.

(c)	Cost for federal income tax purposes is $172,256,107. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$997,410
Unrealized depreciation	(71,577,991)

Net unrealized depreciation	$(70,580,581)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	99.8%
Bermuda	0.1%
Puerto Rico	0.1%

Total	100.0%

Future Contracts
Securities with an aggregate fair value of $255,911 have been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2009.

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Russell 2000 Index Mini June Futures	Long	6/09	38	$122,294

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Asset Backed Securities (0.2%):
$199,415	SLM Student Loan Trust, Series 2008-9, Class A, 2.66%, 4/25/23(a)+	$195,755

Total Asset Backed Securities (Cost $198,629)		195,755

Common Stocks (47.3%):
Aerospace & Defense (0.4%):
5,589	American Science & Engineering, Inc.	311,866
2,021	Axsys Technologies, Inc.*	84,963

		396,829

Airline (0.7%):
654,000	Cathay Pacific Airways, Ltd.	657,787

Auto Components (1.1%):
509,713	GKN plc	497,895
43,288	Superior Industries International, Inc.	512,963

		1,010,858

Automobiles (0.8%):
12,109	DaimlerChrysler AG	309,264
17,703	Honda Motor Co., Ltd., ADR	419,561

		728,825

Biotechnology (1.6%):
13,267	Amgen, Inc.*	656,982
17,304	Myriad Genetics, Inc.*	786,813

		1,443,795

Capital Markets (2.1%):
14,588	Credit Suisse Group, SP ADR	444,788
12,106	Deutsche Bank AG	492,109
15,563	Stifel Financial Corp.*	674,033
30,609	UBS AG*	288,643

		1,899,573

Chemicals (1.6%):
26,764	E.I. du Pont de Nemours & Co.	597,640
14,967	Eastman Chemical Co.	401,116
20,606	Sensient Technologies Corp.	484,241

		1,482,997

Commercial Banks (4.6%):
62,674	Allied Irish Banks plc, SP ADR	97,145
48,643	Banco Santander SA, SP ADR	335,637
39,003	Barclays plc, ADR	331,525
46,158	First Bancorp	196,633
13,315	First Financial Bankshares, Inc.	641,384
8,464	First Financial Corp.	312,322
43,062	FNB Corp.	330,285
12,266	Home Bancshares, Inc.	244,952
63,703	Huntington Bancshares, Inc.	105,747
20,270	KB Financial Group, Inc., ADR*	491,547
37,665	Lloyds TSB Group plc, SP ADR	151,790
49,437	Regions Financial Corp.	210,602
23,639	Royal Bank of Scotland Group plc, SP ADR*	167,364
16,337	SunTrust Banks, Inc.	191,796
35,977	Umpqua Holdings Corp.	325,952

		4,134,681

Commercial Services & Supplies (0.7%):
29,548	Navigant Consulting, Inc.*	386,192
39,327	R.R. Donnelley & Sons Co.	288,267

		674,459

Containers & Packaging (0.2%):
6,852	Rock-Tenn Co., Class A	185,347

Diversified Consumer Services (2.3%):
9,649	Apollo Group, Inc., Class A*	755,806
7,093	ITT Educational Services, Inc.*	861,232
2,616	Strayer Education, Inc.	470,540

		2,087,578

Diversified Financial Services (0.6%):
42,718	Bank of America Corp.	291,337
49,809	ING Groep NV, ADR	270,961

		562,298

Diversified Telecommunication Services (1.5%):
314,310	BT Group plc	351,633
27,217	Deutsche Telekom AG, ADR	336,130
16,707	Nippon Telegraph & Telephone Corp., ADR	317,934
28,510	Telecom Italia SPA, ADR	364,643

		1,370,340

Electric Utilities (0.9%):
41,629	Korea Electric Power Corp., ADR*	380,905
16,769	Pinnacle West Capital Corp.	445,385

		826,290

Electronic Equipment, Instruments & Components (0.3%):
8,465	Hitachi, Ltd., SP ADR	232,364

Food & Staples Retailing (0.9%):
2,314	Nash Finch Co.	65,000
4,190	Spartan Stores, Inc.	64,568
13,083	Wal-Mart Stores, Inc.	681,624

		811,192

Food Products (0.6%):
17,650	Flowers Foods, Inc.	414,422
5,721	TreeHouse Foods, Inc.*	164,708

		579,130

Gas Utilities (2.0%):
14,884	Laclede Group, Inc. (The)	580,178
47,557	Piedmont Natural Gas Co., Inc.	1,231,251

		1,811,429

Health Care Equipment & Supplies (0.5%):
10,541	CryoLife, Inc.*	54,602
4,122	Greatbatch, Inc.*	79,761
10,822	STERIS Corp.	251,936

		386,299

Health Care Providers & Services (0.3%):
17,990	Gentiva Health Services, Inc.*	273,448

Health Care Technology (0.1%):
3,529	Computer Programs & Systems, Inc.	117,410

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or Principal		Fair
Amount		Value
Hotels, Restaurants & Leisure (1.8%):
241,405	Ladbrokes plc	$631,283
12,807	McDonald’s Corp.	698,878
5,369	Panera Bread Co., Class A*	300,127

		1,630,288

Household Durables (0.5%):
19,451	Sony Corp., SP ADR	401,274

Industrial Conglomerates (1.8%):
914,000	Citic Pacific, Ltd.	1,033,436
40,710	General Electric Co.	411,578
31,751	Textron, Inc.	182,251

		1,627,265

Insurance (0.7%):
85,234	AEGON NV	327,299
22,691	Axa, ADR	271,838

		599,137

IT Services (1.5%):
643,441	LogicaCMG plc	587,917
17,518	ManTech International Corp., Class A*	734,004

		1,321,921

Life Sciences Tools & Services (0.5%):
25,385	Luminex Corp.*	459,976

Machinery (0.7%):
35,311	Briggs & Stratton Corp.	582,632

Media (0.7%):
1,322,066	ITV plc	358,147
68,187	New York Times Co., Class A	308,205

		666,352

Metals & Mining (2.9%):
62,893	Alcoa, Inc.	461,634
15,522	ArcelorMittal, Class A	311,061
24,799	Compass Minerals International, Inc.	1,397,920
6,660	POSCO, ADR	445,088

		2,615,703

Multi-Utilities (1.3%):
41,789	NiSource, Inc.	409,532
14,563	SCANA Corp.	449,851
15,322	Veolia Environnement, ADR	320,230

		1,179,613

Multiline Retail (1.8%):
17,036	Dollar Tree, Inc.*	758,954
25,670	Family Dollar Stores, Inc.	856,608

		1,615,562

Oil, Gas & Consumable Fuels (1.6%):
7,067	Clayton Williams Energy, Inc.*	206,639
22,409	Goodrich Petroleum Corp.*	433,838
16,659	Petro-Canada	442,796
20,281	Repsol YPF SA, ADR	346,603

		1,429,876

Paper & Forest Products (0.6%):
42,579	MeadWestvaco Corp.	510,522

Pharmaceuticals (0.9%):
41,018	Pfizer, Inc.	558,665
47,818	ViroPharma, Inc.*	251,045

		809,710

Real Estate Management & Development (2.0%):
885,000	New World Developments Co., Ltd.	883,032
920,000	Sino Land Co., Ltd.	920,388

		1,803,420

Specialty Retail (1.8%):
6,813	AutoZone, Inc.*	1,107,930
8,064	Buckle, Inc. (The)	257,484
6,568	Tractor Supply Co.*	236,842

		1,602,256

Thrifts & Mortgage Finance (0.8%):
31,711	First Niagara Financial Group, Inc.	345,650
29,583	Washington Federal, Inc.	393,158

		738,808

Tobacco (0.5%):
15,160	Universal Corp.	453,587

Transportation Infrastructure (1.1%):
1,027,000	Cosco Pacific, Ltd.	1,014,152

Total Common Stocks (Cost $47,435,500)		42,734,983

Corporate Bonds (3.9%):
Beverages (0.2%):
$200,000	Fosters Financial Corp., 4.88%, 10/1/14(b)+	178,612

Biotechnology (0.1%):
100,000	Amgen, Inc., 5.70%, 2/1/19+	101,566

Commercial Banks (0.6%):
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13(b)+	96,427
100,000	Bank of America Corp., Series L, 1.61%, 6/22/12, MTN(a)	100,726
200,000	Bank of America Corp., 8.13%, 12/31/49+	80,098
100,000	Barclays Bank plc, 6.05%, 12/4/17(b)+	78,641
100,000	Barclays Bank plc, 7.43%, 9/29/49(a)(b)+	41,543
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	86,009
100,000	Wachovia Bank NA, 1.65%, 3/15/16(a)+	59,821
10,000	Wells Fargo Co., 5.25%, 10/23/12+	9,717

		552,982

Commercial Services & Supplies (0.0%):
25,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94+	14,625

Diversified Consumer Services (0.1%):
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	87,798
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	9,627

		97,425

Diversified Financial Services (2.2%):
100,000	American General Finance Corp., Series G, 5.38%, 9/1/09, MTN+	72,868
300,000	American International Group, Inc., 8.25%, 8/15/18(b)+	128,369

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$200,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	$96,299
100,000	Citigroup, Inc., 6.13%, 11/21/17+	86,701
200,000	Citigroup, Inc., 8.45%, 4/29/49+	113,028
500,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	407,795
100,000	GMAC LLC, 2.49%, 5/15/09(a)+	95,000
100,000	GMAC LLC, 7.25%, 3/2/11+	65,099
100,000	Goldman Sachs Group, Inc., 1.68%, 3/22/16(a)+	68,047
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	90,784
200,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	182,683
100,000	JPMorgan Chase & Co., 6.00%, 1/15/18+	101,008
100,000	JPMorgan Chase & Co., Series 1, 7.94%, 4/29/49, Callable 4/30/18 @ 100+	64,264
100,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN(b)+	101,292
200,000	Morgan Stanley, Series F, 5.95%, 12/28/17, MTN+	181,681
100,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	95,351

		1,950,269

Electric Utilities (0.1%):
100,000	Southern Co., Series 08-A, 1.95%, 8/20/10(a)+	99,869

Electronic Equipment & Instruments (0.1%):
100,000	General Electric Co., 5.25%, 12/6/17+	92,481

Media (0.2%):
200,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	193,189

Tobacco (0.3%):
200,000	Altria Group, Inc., 9.25%, 8/6/19+	213,839

Total Corporate Bonds (Cost $4,019,452)		3,494,857

Yankee Dollars (4.9%):
100,000	British Telecom plc, 5.95%, 1/15/18+	81,388
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	103,363
1,000,000	Federal Republic of Brazil, 5.88%, 1/15/19+	972,500
1,000,000	Korea Development Bank, 8.00%, 1/23/14+	1,028,673
600,000	Lloyds TSB Bank plc, 2.80%, 4/2/12(b)	606,458
200,000	Petroleos Mexicanos, 8.00%, 5/3/19+	195,000
100,000	Royal Bank of Scotland Group plc, 6.99%, 10/29/49(b)+	44,000
980,000	Russian Federation, 7.50%, 3/31/30(c)+	924,072
500,000	United Mexican States, Series A, 5.95%, 3/19/19, MTN+	487,500

Total Yankee Dollars (Cost $4,459,559)		4,442,954

Preferred Stocks (0.2%):
200	Bank of America Corp., Series L +	84,900
200	Wells Fargo & Co., Series L, Class A+	95,798
Total Preferred Stocks (Cost $269,961)		180,698

Municipal Bonds (0.2%):
$200,000	Illinois State, GO, 4.50%, 6/24/09+	201,510

Total Municipal Bonds (Cost $200,227)		201,510

U.S. Government Agencies (5.5%):
Federal Home Loan Mortgage Corporation (5.4%)
100,000	5.00%, 4/18/17+	110,766
200,000	5.50%, 8/23/17+	227,193
4,000,000	5.50%, 8/23/17	4,543,864

		4,881,823

United Mexican States (0.1%)
40,000	5.63%, 1/15/17+	39,120
40,000	8.30%, 8/15/31+	44,340
20,000	6.75%, 9/27/34+	18,836

		102,296

Total U.S. Government Agencies (Cost $4,950,154)		4,984,119

U.S. Government Agency Mortgages (35.8%):
Federal Home Loan Mortgage Corporation (0.2%)
200,000	5.25%, 7/10/15	202,147
Federal National Mortgage Association (29.2%)
449,044	5.00%, 3/1/37+	463,858
476,602	6.00%, 5/1/37, Pool #888429+	498,668
3,964,293	6.00%, 9/1/37, Pool #948384+	4,145,134
1,452,252	5.00%, 2/1/38, Pool #995047+	1,501,833
446,706	5.50%, 2/1/38, Pool #995021+	464,190
686,060	5.50%, 4/1/38, Pool #962641+	712,767
7,945,082	6.00%, 5/1/38, Pool #889579+	8,306,726
266,716	5.50%, 6/1/38, Pool #889996+	277,099
178,163	5.50%, 9/1/38, Pool #889995+	185,098
489,511	5.50%, 9/1/38, Pool #987818+	508,567
2,424,522	5.00%, 1/1/39, Pool #AA0834+	2,504,508
4,500,000	5.50%, 4/13/39, TBA	4,670,154

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
$2,000,000	6.00%, 4/13/39, TBA	$2,088,750

		26,327,352

Government National Mortgage Association (6.4%)
363,242	6.00%, 2/15/37, Pool #663819+	380,366
379,731	6.00%, 5/15/37+	397,276
530,821	6.00%, 6/15/38, Pool #675493+	555,346
891,532	6.00%, 7/15/38, Pool #782369+	933,444
923,724	6.00%, 7/15/38, Pool #687727+	966,402
963,388	6.00%, 9/15/38, Pool #699104+	1,007,899
498,893	6.00%, 12/15/38, Pool #668679+	521,943
1,000,000	6.00%, 4/20/39, TBA	1,044,688

		5,807,364

Total U.S. Government Agency Mortgages
(Cost $31,806,630)		32,336,863

U.S. Treasury Obligations (4.0%):
U.S. Treasury Bonds (2.8%)
100,000	8.75%, 8/15/20+	152,563
300,000	7.25%, 8/15/22+	423,750
300,000	7.13%, 2/15/23+	421,875
700,000	6.00%, 2/15/26+	922,250
300,000	5.25%, 2/15/29+	369,422
200,000	5.00%, 5/15/37+	248,812

		2,538,672

U.S. Treasury Inflation Index Bond (0.4%)
100,000	2.00%, 1/15/26+	105,184
200,000	2.50%, 1/15/29+	212,974

		318,158

U.S. Treasury Inflation Index Notes (0.4%)
300,000	2.38%, 1/15/17 +	333,535
U.S. Treasury Notes (0.4%)
200,000	8.88%, 8/15/17+	291,812
100,000	5.25%, 11/15/28+	123,000

		414,812

Total U.S. Treasury Obligations (Cost $3,466,725)		3,605,177

Repurchase Agreements (14.5%):
$2,200,000	Bank of America NA, Dated 3/30/09, 0.10%, due 4/1/09, proceeds $2,200,006; fully collateralized by Federal Home Loan Mortgage Corporation, 5.00%, 7/1/35, value at $2,263,666+	2,200,000
2,200,000	Bank of America NA, Dated 3/31/09, 0.20%, due 4/2/09, proceeds $2,200,012; fully collateralized by Federal National Mortgage Association, 5.00%, 3/1/35, value at $2,306,011+	2,200,000
2,200,000	Barclays Capital, Inc., Dated 3/30/09, 0.15%, due 4/1/09, proceeds $2,200,009; fully collateralized by Federal Home Loan Mortgage Corporation, 1.06%, 7/14/10, value at $2,240,874+	2,200,000
2,200,000	Barclays Capital, Inc., Dated 3/31/09, 0.21%, due 4/2/09, proceeds $2,200,013; fully collateralized by Federal Home Loan Mortgage Corporation, 1.06%, 7/14/10, value at $2,240,874+	2,200,000
400,000	Credit Suisse Securities (USA) LLC, Dated 3/31/09, 0.20%, due 4/2/09, proceeds $400,002; fully collateralized by U.S. Treasury Notes, 4.00%, 2/15/15, value at $407,280+	400,000
2,100,000	JPMorgan Securities, Inc., Dated 3/30/09, 0.14%, due 4/1/09, proceeds $2,100,008; fully collateralized by FNMA, Discount Note, 11/2/09, value at $2,138,605+	2,100,000
1,800,000	JPMorgan Securities, Inc., Dated 3/31/09, 0.20%, due 4/2/09, proceeds $1,800,010; fully collateralized by U.S. Treasury Bills, Discount Note, 11/19/09, value at $1,819,233+	1,800,000

Total Repurchase Agreements (Cost $13,100,000)		13,100,000

Foreign Bonds (0.5%):
100,000	American International Group, Inc., 2.40%, 4/26/11, MTN(a)+	58,528
300,000	Citigroup, Inc., 4.75%, 2/10/19, Callable 2/10/14 @ 100+	193,240
150,000	Gaz Capital SA, Series 7, 6.21%, 11/22/16+	111,000

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Foreign Bonds, continued
100,000	Merrill Lynch & Co., Series E, 2.15%, 5/30/14, MTN(a)+	$89,413

Total Foreign Bonds
(Cost $541,844)		452,181

Investment Company (5.1%):
4,620,864	Dreyfus Treasury Prime Cash Management, 0.09%(d)	4,620,864

Total Investment Company
(Cost $4,620,864)		4,620,864

Purchased Call Options (0.3%):
310	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25 Exp. 7/7/09(e)+	167,541

Total Purchased Call Options (Cost $30,923)		167,541

Total Investment Securities (Cost $115,100,468)(f)—122.4%		110,517,502
Net other assets (liabilities) — (22.4)%		(20,231,459)

NET ASSETS — 100.0%		$90,286,043

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $49,776,499.

ADR	American Depository Receipt

FNMA	Federal National Mortgage Association

GO	General Obligation

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

TBA	To be announced. Represents 8.6% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2009.

(d)	The rate represents the effective yield at March 31, 2009.

(e)	Security was valued in good faith under procedures established by the Board of Directors.

(f)	Cost for federal income tax purposes is $115,555,036. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,444,254
Unrealized depreciation	(7,481,788)

Net unrealized depreciation	$(5,037,534)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	82.0%
Hong Kong	4.1%
United Kingdom	3.3%
Korea	2.2%
Japan	1.2%
Germany	1.0%
Brazil	0.9%
Russia	0.8%
Netherlands	0.7%
Switzerland	0.7%
Spain	0.6%
France	0.5%
Mexico	0.5%
Canada	0.4%
Luxemburg	0.4%
Italy	0.3%
Puerto Rico	0.2%
Australia	0.1%
Ireland	0.1%

Total	100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract	Fair	Unrealized Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 54,420 Brazilian Real in exchange for U.S. Dollars	6/2/09	$25,177	$23,114	$(2,063)
Receive 761,369 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	118,000	111,560	(6,440)
Receive 694,855 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	100,059	101,960	1,901
Receive 37,599 European Euro in exchange for U.S. Dollars	4/14/09	49,825	49,944	119
Receive 6,353 British Sterling in exchange for U.S. Dollars	4/1/09	8,983	9,114	131
Receive 24,973 British Sterling in exchange for U.S. Dollars	4/2/09	35,310	35,827	517
Receive 26,167 British Sterling in exchange for U.S. Dollars	4/3/09	37,382	37,539	157
Receive 21,582 British Sterling in exchange for U.S. Dollars	4/9/09	30,048	30,962	915
Receive 692,042 Hong Kong Dollar in exchange for U.S. Dollars	4/1/09	89,300	89,291	(9)
Receive 562,840 Hong Kong Dollar in exchange for U.S. Dollars	4/2/09	72,629	72,621	(8)
Receive 15,802,736 Hungarian Forint in exchange for U.S. Dollars	5/6/09	66,989	67,679	690
Receive 3,579 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/09	328	251	(77)
Receive 1,469,670 Philippine Peso in exchange for U.S. Dollars	8/6/09	30,586	30,139	(447)
Receive 3,959 Polish Zloty in exchange for U.S. Dollars	5/6/09	1,610	1,138	(472)
Receive 83,585 Singapore Dollars in exchange for U.S. Dollars	7/30/09	56,257	54,927	(1,330)
Receive 23,087 South African Rand in exchange for U.S. Dollars	5/14/09	2,264	2,415	151

				$(6,265)

	Delivery	Contract	Fair	Unrealized Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 75,887 Brazilian Real in exchange for U.S. Dollars	6/2/09	$31,782	$32,230	$(448)
Deliver 679,360 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	98,000	99,543	(1,543)
Deliver 15,781 European Euro in exchange for U.S. Dollars	4/2/09	20,925	20,963	(38)
Deliver 372,000 European Euro in exchange for U.S. Dollars	4/14/09	483,770	494,143	(10,373)
Deliver 104,000 British Sterling in exchange for U.S. Dollars	4/9/09	150,540	149,201	1,339
Deliver 15,802,736 Hungarian Forint in exchange for U.S. Dollars	5/6/09	71,055	67,679	3,376
Deliver 3,579 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/09	259	251	8
Deliver 1,469,670 Philippine Peso in exchange for U.S. Dollars	8/6/09	30,116	30,139	(23)
Deliver 3,958 Polish Zloty in exchange for U.S. Dollars	5/6/09	1,298	1,138	160
Deliver 83,585 Singapore Dollars in exchange for U.S. Dollars	7/30/09	55,760	54,927	833
Deliver 23,087 South African Rand in exchange for U.S. Dollars	5/14/09	2,095	2,415	(320)

				$(7,029)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
As of March 31, 2009 the Fund’s open future contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)

Euro Euribor June Futures	Long	6/10	3	$63
90-Day Euribor September Futures	Long	9/10	5	0
Euro Bobl June Futures	Long	6/09	7	3,481
Euro Bund June Futures	Long	6/09	4	3,677
90-Day British Sterling Pound December Futures	Long	12/09	7	25,866
90-Day Eurodollar June Futures	Long	6/09	5	13,950
90-Day Eurodollar September Futures	Long	9/09	12	20,000
90-Day Eurodollar December Futures	Long	12/10	19	14,475
90-Day Eurodollar December Futures	Long	12/09	5	37,750
U.S. Treasury 10-Year Note June Futures	Long	6/09	36	121,500

				$240,762

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Credit Default Swaps agreements outstanding on March 31, 2009:
Credit Default Swaps on Corporate and Sovereign Issues:

			(Pay)/Receive				Unrealized	Implied
		Buy/Sell	Fixed	Expiration	Notional		Appreciation/	Credit
Counterparty	Reference Equity	Protection (1)	Rate	Date	Amount (2)	Market Value (4)	(Depreciation)	Spread (3)
Morgan Stanley	British Telecom PLC	Buy	(1.36)%	3/20/18	$100,000	$6,268	$6,230	2.27%
Barclays Bank	Fosters Financial Corp	Buy	(2.14)	12/20/14	200,000	(6,593)	(6,735)	1.50%

					$300,000	$(325)	$(505)

Credit Default Swaps on Credit Indices:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market Value	Appreciation/
Counterparty	Reference Equity	Protection (1)	Fixed Rate	Date	Amount (2)	(4)	(Depreciation)
Deutsche Bank	CDX IG11 Future	Sell	1.50%	12/20/13	$4,000,000	$(142,325)	$(81,266)
Merrill Lynch	CDX IG11 Future	Sell	1.50	12/20/13	200,000	(7,116)	(6,066)
Deutsche Bank	CDX IG9 Future	Sell	1.29	12/20/12	200,000	(713)	(627)
Royal Bank of Scotland	CDX Hy-10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(39,596)
Goldman Sachs	CDX IG7 Future	Sell	0.65	12/20/16	97,600	(9,653)	(1,903)
Credit Suisse	Market ABX.HE.AA Index	Sell	0.15	8/25/37	100,000	(97,000)	(26,999)
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	470,000	(126,054)	(108,269)
Barclays Bank	CDX Hy-10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(40,081)
Credit Suisse	CDX Hy-10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(40,159)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	328,700	(87,442)	(80,385)

					$5,978,300	$(629,669)	$(425,351)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Interest Rate Swap agreements outstanding on March 31, 2009:

		Pay/Receive				Unrealized
	Floating Rate	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/19/17	$100,000	$16,187
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00	9/18/09	100,000	2,033
UBS AG	Brazil Cetip Interbank	Pay	13.85	1/2/12	500,000	18,224
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	600,000	57,565
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00	12/17/18	536,000	100,151
Barclays Bank PLC	3-Month USD LIBOR	Pay	4.00	6/17/19	100,000	3,553
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/17/19	200,000	7,071
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/17/10	3,400,000	61,970
Goldman Sachs Group	6-Month GBP LIBOR	Receive	4.00	6/15/37	100,000	(2,042)
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	4.00	12/17/13	400,000	40,325
Goldman Sachs Group	3-Month USD LIBOR	Pay	4.00	6/17/10	5,000,000	128,332
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	15,627
Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/28	200,000	(45,941)
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00	12/17/28	100,000	(26,270)
Goldman Sachs Group	6-Month EUR LIBOR	Pay	4.50	3/18/24	500,000	67,383
Deutsche Bank	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	9,709
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	200,000	31,835
Barclays Bank PLC	3-Month USD LIBOR	Pay	4.00	6/17/10	1,200,000	28,436
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	200,000	19,088
Bank of America	3-Month USD LIBOR	Pay	4.00	12/17/13	400,000	40,850
Citibank	3-Month USD LIBOR	Receive	3.00	6/17/29	500,000	26,617
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00	6/17/14	100,000	1,412
Credit Suisse	3-Month USD LIBOR	Receive	4.00	6/17/24	200,000	5,071
Citibank	3-Month USD LIBOR	Pay	4.00	6/17/14	100,000	1,578

						$608,764

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written Swap Options outstanding on March 31, 2009:

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.90%	7/7/09	(100)	$(28,200)	$(143,664)
Call - OTC 7-Year Interest Rate Swap	Barclays	Rec—3-month USD-LIBOR	1.80	4/27/09	(20)	(400)	(13)
Call - OTC 7-Year Interest Rate Swap	BNP Paribas	Rec—3-month USD-LIBOR	1.80	4/27/09	(30)	(1,590)	(19)
Call - OTC 7-Year Interest Rate Swap	Deutsche Bank	Rec—3-month USD-LIBOR	1.80	4/27/09	(30)	(510)	(19)
Put - OTC 7-Year Interest Rate Swap	Barclays	Pay—3-month USD-LIBOR	3.50	4/27/09	(20)	(1,040)	(12)
Put - OTC 7-Year Interest Rate Swap	BNP paribas	Pay—3-month USD-LIBOR	3.50	4/27/09	(30)	(1,500)	(18)
Put - OTC 7-Year Interest Rate Swap	Deutsche Bank	Pay—3-month USD-LIBOR	3.50	4/27/09	(30)	(1,530)	(18)
Put - OTC 5-Year Interest Rate Swap	BNP Paribas	Pay—3-month USD-LIBOR	2.75	5/22/09	(60)	(4,785)	(991)
Put - OTC 7-Year Interest Rate Swap	Barclays	Pay—3-month USD-LIBOR	3.10	5/22/09	(60)	(2,500)	(1,615)

						$(42,055)	$(146,369)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written options outstanding on March 31, 2009:

Security Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Fair Value
Put — IMM Eurodollar Time Deposit June Future	$99	6/15/09	(5)	$(1,763)	$(500)
Put — IMM Eurodollar Time Deposit September Future	99	9/14/09	(3)	(930)	(656)

				$(2,693)	$(1,156)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
At March, 31, 2009 the Fund had the following stock options written:

	Reference			Number of
Call	Equity	Exercise Price	Expiration Date	Contracts	Premium	Fair Value
Citigroup Inc. September 2009	Citigroup Inc.	$3	9/19/09	(10)	$(635)	$(650)

					$(635)	$(650)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Securities Sold Short (-3.5)%

	Coupon	Expiration	Number of			Unrealized
Security Description	Rate	Date	Contracts	Premium	Fair Value	Gain/Loss
Federal National Mortgage Association — April TBA	6.00%	4/13/39	(3,000,000)	$(3,130,898)	$(3,133,125)	$(2,227)

				$(3,130,898)	$(3,133,125)	$(2,227)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Aerospace & Defense (0.9%):
7,000	American Science & Engineering, Inc.	$390,600
2,532	Axsys Technologies, Inc.*	106,445

		497,045

Airline (1.5%):
829,000	Cathay Pacific Airways, Ltd.	833,800

Auto Components (2.3%):
643,480	GKN plc	628,561
54,212	Superior Industries International, Inc.	642,412

		1,270,973

Automobiles (1.7%):
15,164	DaimlerChrysler AG	387,289
22,170	Honda Motor Co., Ltd., ADR	525,429

		912,718

Biotechnology (3.3%):
16,612	Amgen, Inc.*	822,626
21,672	Myriad Genetics, Inc.*	985,426

		1,808,052

Capital Markets (4.3%):
18,268	Credit Suisse Group, SP ADR	556,991
15,160	Deutsche Bank AG	616,254
19,491	Stifel Financial Corp.*	844,155
38,334	UBS AG*	361,490

		2,378,890

Chemicals (3.4%):
33,515	E.I. du Pont de Nemours & Co.	748,390
18,743	Eastman Chemical Co.	502,312
25,807	Sensient Technologies Corp.	606,465

		1,857,167

Commercial Banks (9.5%):
78,489	Allied Irish Banks plc, SP ADR	121,658
60,920	Banco Santander SA, SP ADR	420,348
48,844	Barclays plc, ADR	415,174
57,804	First Bancorp	246,245
16,675	First Financial Bankshares, Inc.	803,235
10,602	First Financial Corp.	391,214
53,927	FNB Corp.	413,620
15,362	Home Bancshares, Inc.	306,779
79,782	Huntington Bancshares, Inc.	132,438
25,386	KB Financial Group, Inc., ADR*	615,611
47,168	Lloyds TSB Group plc, SP ADR	190,087
61,910	Regions Financial Corp.	263,737
29,603	Royal Bank of Scotland Group plc, SP ADR*	209,589
20,458	SunTrust Banks, Inc.	240,177
45,058	Umpqua Holdings Corp.	408,225

		5,178,137

Commercial Services & Supplies (1.5%):
37,001	Navigant Consulting, Inc.*	483,603
49,253	R.R. Donnelley & Sons Co.	361,025

		844,628

Containers & Packaging (0.4%):
8,578	Rock-Tenn Co., Class A	232,035

Diversified Consumer Services (4.8%):
12,083	Apollo Group, Inc., Class A*	946,462
8,881	ITT Educational Services, Inc.*	1,078,331
3,276	Strayer Education, Inc.	589,254

		2,614,047

Diversified Financial Services (1.3%):
53,499	Bank of America Corp.	364,863
62,379	ING Groep NV, ADR	339,342

		704,205

Diversified Telecommunication Services (3.1%):
396,797	BT Group plc	443,915
34,088	Deutsche Telekom AG, ADR	420,987
20,925	Nippon Telegraph & Telephone Corp., ADR	398,203
35,709	Telecom Italia SPA, ADR	456,718

		1,719,823

Electric Utilities (1.9%):
52,134	Korea Electric Power Corp., ADR*	477,026
21,000	Pinnacle West Capital Corp.	557,760

		1,034,786

Electronic Equipment, Instruments & Components (0.5%):
10,605	Hitachi, Ltd., SP ADR	291,107

Food & Staples Retailing (1.9%):
2,896	Nash Finch Co.	81,348
5,248	Spartan Stores, Inc.	80,872
16,382	Wal-Mart Stores, Inc.	853,502

		1,015,722

Food Products (1.3%):
22,103	Flowers Foods, Inc.	518,979
7,166	TreeHouse Foods, Inc.*	206,309

		725,288

Gas Utilities (4.1%):
18,639	Laclede Group, Inc. (The)	726,548
59,558	Piedmont Natural Gas Co., Inc.	1,541,957

		2,268,505

Health Care Equipment & Supplies (0.9%):
13,200	CryoLife, Inc.*	68,376
5,165	Greatbatch, Inc.*	99,943
13,552	STERIS Corp.	315,490

		483,809

Health Care Providers & Services (0.6%):
22,530	Gentiva Health Services, Inc.*	342,456

Health Care Technology (0.3%):
4,419	Computer Programs & Systems, Inc.	147,020

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Hotels, Restaurants & Leisure (3.7%):
304,757	Ladbrokes plc	$796,950
16,038	McDonald’s Corp.	875,194
6,728	Panera Bread Co., Class A*	376,095

		2,048,239

Household Durables (0.9%):
24,363	Sony Corp., SP ADR	502,609

Industrial Conglomerates (3.8%):
1,156,000	Citic Pacific, Ltd.	1,307,060
50,985	General Electric Co.	515,458
39,762	Textron, Inc.	228,234

		2,050,752

Insurance (1.4%):
106,740	AEGON NV	409,881
28,414	Axa, ADR	340,400

		750,281

IT Services (3.0%):
812,300	LogicaCMG plc	742,205
21,937	ManTech International Corp., Class A*	919,160

		1,661,365

Life Sciences Tools & Services (1.1%):
31,789	Luminex Corp.*	576,017

Machinery (1.3%):
44,222	Briggs & Stratton Corp.	729,663

Media (1.5%):
1,669,024	ITV plc	452,138
85,392	New York Times Co., Class A	385,972

		838,110

Metals & Mining (6.0%):
78,766	Alcoa, Inc.	578,142
19,439	ArcelorMittal, Class A	389,558
31,057	Compass Minerals International, Inc.	1,750,683
8,341	POSCO, ADR	557,429

		3,275,812

Multi-Utilities (2.7%):
52,332	NiSource, Inc.	512,854
18,236	SCANA Corp.	563,310
19,191	Veolia Environnement, ADR	401,092

		1,477,256

Multiline Retail (3.7%):
21,332	Dollar Tree, Inc.*	950,340
32,143	Family Dollar Stores, Inc.	1,072,612

		2,022,952

Oil, Gas & Consumable Fuels (3.3%):
8,849	Clayton Williams Energy, Inc.*	258,745
28,062	Goodrich Petroleum Corp.*	543,280
20,862	Petro-Canada	554,512
25,399	Repsol YPF SA, ADR	434,069

		1,790,606

Paper & Forest Products (1.2%):
53,325	MeadWestvaco Corp.	639,367

Pharmaceuticals (1.9%):
51,366	Pfizer, Inc.	699,605
59,887	ViroPharma, Inc.*	314,407

		1,014,012

Real Estate Management & Development (4.2%):
1,118,000	New World Developments Co., Ltd.	1,115,513
1,170,000	Sino Land Co., Ltd.	1,170,494

		2,286,007

Specialty Retail (3.7%):
8,537	AutoZone, Inc.*	1,388,287
10,104	Buckle, Inc. (The)	322,621
8,227	Tractor Supply Co.*	296,665

		2,007,573

Thrifts & Mortgage Finance (1.7%):
39,710	First Niagara Financial Group, Inc.	432,839
37,050	Washington Federal, Inc.	492,394

		925,233

Tobacco (1.0%):
18,984	Universal Corp.	568,001

Transportation Infrastructure (2.3%):
1,295,000	Cosco Pacific, Ltd.	1,278,800

Total Common Stocks (Cost $70,687,225)		53,602,868

Investment Company (2.6%):
1,448,763	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,448,763

Total Investment Company (Cost $1,448,763)		1,448,763

Total Investment Securities (Cost $72,135,988)(b)—100.5%		55,051,631

Net other assets (liabilities) — (0.5)%		(279,734)

NET ASSETS — 100.0%		$54,771,897

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $76,304,406. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,414,189
Unrealized depreciation	(23,666,964)

Net unrealized depreciation	$(21,252,775)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	64.8%
Hong Kong	10.4%
United Kingdom	6.7%
Japan	3.1%
Korea	3.0%
Germany	2.6%
Netherlands	1.7%
Switzerland	1.7%
Spain	1.6%
France	1.3%
Canada	1.0%
Italy	0.8%
Luxemburg	0.7%
Puerto Rico	0.4%
Ireland	0.2%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Asset Backed Securities (0.2%):
$99,707	SLM Student Loan Trust, Series 2008-9, Class A, 2.66%, 4/25/23(a)+	$97,878

Total Asset Backed Securities (Cost $99,315)		97,878

Common Stocks (75.6%):
Aerospace & Defense (0.7%):
6,563	American Science & Engineering, Inc.	366,215
2,374	Axsys Technologies, Inc.*	99,803

		466,018

Airline (1.2%):
784,000	Cathay Pacific Airways, Ltd.	788,540

Auto Components (1.8%):
608,354	GKN plc	594,249
50,821	Superior Industries International, Inc.	602,229

		1,196,478

Automobiles (1.3%):
14,217	DaimlerChrysler AG	363,102
20,785	Honda Motor Co., Ltd., ADR	492,605

		855,707

Biotechnology (2.5%):
15,575	Amgen, Inc.*	771,274
20,324	Myriad Genetics, Inc.*	924,132

		1,695,406

Capital Markets (3.4%):
17,128	Credit Suisse Group, SP ADR	522,233
14,212	Deutsche Bank AG	577,718
18,272	Stifel Financial Corp.*	791,360
35,937	UBS AG*	338,886

		2,230,197

Chemicals (2.6%):
31,420	E.I. du Pont de Nemours & Co.	701,608
17,571	Eastman Chemical Co.	470,903
24,194	Sensient Technologies Corp.	568,559

		1,741,070

Commercial Banks (7.3%):
73,583	Allied Irish Banks plc, SP ADR	114,054
57,112	Banco Santander SA, SP ADR	394,073
45,789	Barclays plc, ADR	389,207
54,192	First Bancorp	230,858
15,632	First Financial Bankshares, Inc.	752,993
9,938	First Financial Corp.	366,712
50,557	FNB Corp.	387,772
14,403	Home Bancshares, Inc.	287,628
74,793	Huntington Bancshares, Inc.	124,156
23,798	KB Financial Group, Inc., ADR*	577,102
44,220	Lloyds TSB Group plc, SP ADR	178,207
58,041	Regions Financial Corp.	247,255
27,754	Royal Bank of Scotland Group plc, SP ADR*	196,498
19,180	SunTrust Banks, Inc.	225,173
42,241	Umpqua Holdings Corp.	382,703

		4,854,391

Commercial Services & Supplies (1.2%):
34,688	Navigant Consulting, Inc.*	453,372
46,174	R.R. Donnelley & Sons Co.	338,456

		791,828

Containers & Packaging (0.3%):
8,043	Rock-Tenn Co., Class A	217,563

Diversified Consumer Services (3.7%):
11,328	Apollo Group, Inc., Class A*	887,322
8,326	ITT Educational Services, Inc.*	1,010,943
3,070	Strayer Education, Inc.	552,201

		2,450,466

Diversified Financial Services (1.0%):
50,153	Bank of America Corp.	342,044
58,478	ING Groep NV, ADR	318,120

		660,164

Diversified Telecommunication Services (2.4%):
375,136	BT Group plc	419,682
31,956	Deutsche Telekom AG, ADR	394,657
19,616	Nippon Telegraph & Telephone Corp., ADR	373,293
33,479	Telecom Italia SPA, ADR	428,196

		1,615,828

Electric Utilities (1.5%):
48,874	Korea Electric Power Corp., ADR*	447,197
19,689	Pinnacle West Capital Corp.	522,940

		970,137

Electronic Equipment, Instruments & Components (0.4%):
9,940	Hitachi, Ltd., SP ADR	272,853

Food & Staples Retailing (1.4%):
2,715	Nash Finch Co.	76,264
4,921	Spartan Stores, Inc.	75,833
15,358	Wal-Mart Stores, Inc.	800,152

		952,249

Food Products (1.0%):
20,723	Flowers Foods, Inc.	486,576
6,717	TreeHouse Foods, Inc.*	193,382

		679,958

Gas Utilities (3.2%):
17,474	Laclede Group, Inc. (The)	681,137
55,835	Piedmont Natural Gas Co., Inc.	1,445,568

		2,126,705

Health Care Equipment & Supplies (0.7%):
12,377	CryoLife, Inc.*	64,113
4,843	Greatbatch, Inc.*	93,712
12,702	STERIS Corp.	295,702

		453,527

Health Care Providers & Services (0.5%):
21,122	Gentiva Health Services, Inc.*	321,054

Health Care Technology (0.2%):
4,144	Computer Programs & Systems, Inc.	137,871

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.9%):
288,122	Ladbrokes plc	$753,449
15,036	McDonald’s Corp.	820,515
6,306	Panera Bread Co., Class A*	352,505

		1,926,469

Household Durables (0.7%):
22,837	Sony Corp., SP ADR	471,127

Industrial Conglomerates (2.9%):
1,094,000	Citic Pacific, Ltd.	1,236,958
47,798	General Electric Co.	483,238
37,276	Textron, Inc.	213,964

		1,934,160

Insurance (1.1%):
100,070	AEGON NV	384,269
26,640	Axa, ADR	319,147

		703,416

IT Services (2.3%):
767,961	LogicaCMG plc	701,692
20,566	ManTech International Corp., Class A*	861,715

		1,563,407

Life Sciences Tools & Services (0.8%):
29,801	Luminex Corp.*	539,994

Machinery (1.0%):
41,458	Briggs & Stratton Corp.	684,057

Media (1.2%):
1,577,918	ITV plc	427,457
80,055	New York Times Co., Class A	361,849

		789,306

Metals & Mining (4.6%):
73,841	Alcoa, Inc.	541,993
18,222	ArcelorMittal, Class A	365,169
29,117	Compass Minerals International, Inc.	1,641,325
7,818	POSCO, ADR	522,477

		3,070,964

Multi-Utilities (2.1%):
49,061	NiSource, Inc.	480,798
17,095	SCANA Corp.	528,065
17,988	Veolia Environnement, ADR	375,949

		1,384,812

Multiline Retail (2.9%):
19,999	Dollar Tree, Inc.*	890,955
30,135	Family Dollar Stores, Inc.	1,005,605

		1,896,560

Oil, Gas & Consumable Fuels (2.5%):
8,297	Clayton Williams Energy, Inc.*	242,604
26,309	Goodrich Petroleum Corp.*	509,342
19,558	Petro-Canada	519,852
23,811	Repsol YPF SA, ADR	406,930

		1,678,728

Paper & Forest Products (0.9%):
49,991	MeadWestvaco Corp.	599,392

Pharmaceuticals (1.4%):
48,157	Pfizer, Inc.	655,898
56,142	ViroPharma, Inc.*	294,746

		950,644

Real Estate Management & Development (3.3%):
1,057,000	New World Developments Co., Ltd.	1,054,649
1,108,000	Sino Land Co., Ltd.	1,108,468

		2,163,117

Specialty Retail (2.8%):
8,005	AutoZone, Inc.*	1,301,773
9,471	Buckle, Inc. (The)	302,409
7,713	Tractor Supply Co.*	278,131

		1,882,313

Thrifts & Mortgage Finance (1.3%):
37,228	First Niagara Financial Group, Inc.	405,785
34,733	Washington Federal, Inc.	461,602

		867,387

Tobacco (0.8%):
17,797	Universal Corp.	532,486

Transportation Infrastructure (1.8%):
1,224,000	Cosco Pacific, Ltd.	1,208,688

Total Common Stocks (Cost $64,804,829)		50,325,037

Preferred Stocks (0.1%):
100	Bank of America Corp., Series L	42,450
100	Wells Fargo & Co., Series L, Class A	47,899

Total Preferred Stocks (Cost $132,827)		90,349

Corporate Bonds (4.7%):
Beverages (0.1%):
$100,000	Fosters Financial Corp., 4.88%, 10/1/14(b)+	89,306

Biotechnology (0.2%):
100,000	Amgen, Inc., 5.70%, 2/1/19	101,566

Commercial Banks (1.2%):
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13(b)+	96,427
100,000	Bank of America Corp., Series L, 1.61%, 6/22/12, MTN(a)	100,727
100,000	Bank of America Corp., 8.13%, 12/31/49+	40,049
100,000	Barclays Bank plc, 1.35%, 8/10/09(a)	99,778
100,000	Barclays Bank plc, 7.43%, 9/29/49(a)(b)	41,543
100,000	Citigroup Funding, Inc., 2.29%, 5/7/10(a)	89,762
200,000	ING Bank NV, 2.63%, 2/9/12(b)+	200,496
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	86,009
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
20,000	Wells Fargo Co., 5.25%, 10/23/12+	$19,434

		774,225

Commercial Services & Supplies (0.0%):
35,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94	20,475

Diversified Consumer Services (0.4%):
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	87,798
100,000	American International Group, 5.85%, 1/16/18, MTN+	39,151
25,000	Bear Stearns Co., Inc., 6.40%, 10/2/17+	24,331
20,000	General Electric Capital Corp., 5.25%, 10/19/12+	19,254
100,000	National Rural Utilities, 4.75%, 3/1/14+	97,316
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18+	23,257

		291,107

Diversified Financial Services (1.4%):
100,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	48,150
100,000	Citigroup, Inc., 6.13%, 11/21/17+	86,700
200,000	Citigroup, Inc., 8.45%, 4/29/49+	113,028
200,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	163,118
100,000	GMAC LLC, 7.25%, 3/2/11	65,099
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	90,784
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	91,342
100,000	JPMorgan Chase & Co., Series 1, 7.94%, 4/29/49, Callable 4/30/18 @ 100+	64,264
100,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN(b)+	101,292
100,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	95,351

		919,129

Diversified Telecommunication Services (0.1%):
100,000	AT&T, Inc., 6.30%, 1/15/38+	87,811

Electric Utilities (0.3%):
100,000	Southern Cal Edison, 5.00%, 1/15/14+	104,850
100,000	Southern Co., Series 08-A, 1.95%, 8/20/10(a)+	99,869

		204,719

Electronic Equipment & Instruments (0.1%):
100,000	General Electric Co., 5.25%, 12/6/17+	92,481

Insurance (0.1%):
100,000	American International Group, 8.18%, 5/15/58(b)+	8,520
100,000	American International Group, Inc., 8.25%, 8/15/18(b)+	42,790

		51,310

Media (0.4%):
200,000	Rogers Communications, 6.75%, 3/15/15+	196,772
100,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	96,595

		293,367

Pharmaceuticals (0.2%):
100,000	Amgen, Inc., 5.85%, 6/1/17+	102,400

Tobacco (0.2%):
100,000	Altria Group, Inc., 9.25%, 8/6/19	106,919

Total Corporate Bonds (Cost $3,610,268)		3,134,815

Foreign Bonds (0.4%):
100,000	Citigroup, Inc., 4.75%, 2/10/19, Callable 2/10/14 @ 100	64,413
200,000	Merrill Lynch & Co., Series E, 2.15%, 5/30/14, MTN(a)	178,826

Total Foreign Bonds (Cost $260,256)		243,239

Yankee Dollars (0.3%):
100,000	British Telecom plc, 5.95%, 1/15/18+	81,388
100,000	Petroleos Mexicanos, 8.00%, 5/3/19(b)	97,500

Total Yankee Dollars (Cost $184,975)		178,888

Municipal Bonds (0.4%):
California (0.1%):
100,000	Los Angeles Department of Water & Power Revenue, Series A-1, 5.00%, 7/1/37, Callable 7/01/2017 @ 100 +	95,482

Illinois (0.3%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	99,811
100,000	Illinois State, GO, 4.50%, 6/24/09+	100,755

		200,566

Total Municipal Bonds (Cost $303,385)		296,048

U.S. Government Agency Mortgages (17.7%):
Federal Home Loan Mortgage Corporation (1.5%)
937,594	5.50%, 9/1/38, Pool #G04764+	973,919
Federal National Mortgage Association (16.0%)
449,044	5.00%, 3/1/37+	463,858
592,346	5.00%, 4/1/37, Pool #915284+	611,888
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
U.S. Government Agency Mortgages, continued
467,676	6.00%, 7/1/37, Pool #944544+	$489,010
452,967	5.50%, 8/1/37, Pool #995024+	471,545
446,706	5.50%, 2/1/38, Pool #995021+	464,190
383,294	6.00%, 2/1/38, Pool #971908	400,779
1,765,574	6.00%, 5/1/38, Pool #889579	1,845,939
489,511	5.50%, 9/1/38, Pool #987818	508,567
424,713	5.50%, 9/1/38, Pool #889995	441,246
1,958,268	5.00%, 1/1/39, Pool #AA0834	2,022,872
400,000	5.00%, 4/13/39	412,750
500,000	5.50%, 4/13/39, TBA	518,906
2,000,000	5.50%, 5/12/39, TBA	2,070,624

		10,722,174

United Mexican States (0.2%)
40,000	5.63%, 1/15/17	39,120
40,000	8.30%, 8/15/31	44,340
20,000	6.75%, 9/27/34	18,836

		102,296

Total U.S. Government Agency Mortgages (Cost $11,499,463)		11,798,389

U.S. Treasury Obligations (2.2%):
U.S. Treasury Bonds (1.2%)
300,000	7.25%, 8/15/22+	423,750
100,000	6.00%, 2/15/26+	131,750
200,000	5.00%, 5/15/37+	248,813

		804,313

U.S. Treasury Inflation Index Bond (0.1%)
50,000	2.00%, 1/15/26 +	52,592
U.S. Treasury Inflation Index Notes (0.3%)
200,000	2.38%, 1/15/17	222,357
U.S. Treasury Notes (0.6%)
100,000	8.88%, 8/15/17+	145,906
50,000	8.13%, 8/15/21+	74,320
150,000	5.25%, 11/15/28+	184,500

		404,726

Total U.S. Treasury Obligations (Cost $1,417,198)		1,483,988

Repurchase Agreements (2.4%):
800,000	JPMorgan Securities, Inc., Dated 3/30/09, 0.14%, due 4/1/09, proceeds $800,003; fully collateralized by FNMA, Discount Note, 11/2/09, value at $815,654+	800,000
800,000	JPMorgan Securities, Inc., Dated 3/31/09, 0.20%, due 4/2/09, proceeds $800,004; fully collateralized by U.S. Treasury Bills, Discount Note, 11/19/09, value at $808,437+	800,000

Total Repurchase Agreements (Cost $1,600,000)		1,600,000

Purchased Call Options (0.2%):
220	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25 Exp. 7/7/09+	118,900
11	10- Year U.S. Treasury Future Option June 09, Strike @ 85.00 Exp. 5/25/09	172

Total Purchased Call Options (Cost $22,050)		119,072

Investment Company (1.9%):
1,278,525	Dreyfus Treasury Prime Cash Management, 0.09%(c)	1,278,525

Total Investment Company (Cost $1,278,525)		1,278,525

Total Investment Securities (Cost $85,213,091)(d)—106.1%		70,646,227

Net other assets (liabilities) — (6.1)%		(4,092,652)

NET ASSETS — 100.0%		$66,553,575

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $7,622,422.

ADR	American Depository Receipt

FNMA	Federal National Mortgage Association

GO	General Obligation

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

TBA	To be announced. Represents 3.9% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	The rate represents the effective yield at March 31, 2009.
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

(d)	Cost for federal income tax purposes is $86,743,289. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,799,806
Unrealized depreciation	(18,896,868)

Net unrealized depreciation	$(16,097,062)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	73.9%
Hong Kong	7.7%
United Kingdom	5.0%
Japan	2.3%
Korea	2.2%
Germany	1.9%
Netherlands	1.3%
Switzerland	1.2%
Spain	1.1%
France	1.0%
Canada	0.7%
Italy	0.6%
Luxemburg	0.5%
Puerto Rico	0.3%
Ireland	0.2%
Australia	0.1%
Mexico	0.1%
Cayman Islands	0.0%

Total	100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Unrealized Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 73,315 Brazilian Real in exchange for U.S. Dollars	6/2/09	$33,851	$31,138	$ (2,713)
Receive 27,303 British Sterling Pounds in exchange for U.S. Dollars	4/9/09	38,277	39,170	893
Receive 657,994 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	102,000	96,413	(5,587)
Receive 774,295 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	111,473	113,617	2,144
Receive 21,000 European Euro in exchange for U.S. Dollars	4/14/09	28,448	27,895	(553)
Receive 12,831,158 Hungarian Forint in exchange for U.S. Dollars	5/6/09	54,392	54,952	560
Receive 15,808 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/09	1,448	1,107	(341)
Receive 967,100 Philippine Peso in exchange for U.S. Dollars	5/6/09	20,000	19,959	(41)
Receive 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,412	23,094	(318)
Receive 5,065 Polish Zloty in exchange for U.S. Dollars	5/6/09	2,244	1,455	(789)
Receive 5,550 Russian Ruble in exchange for U.S. Dollars	5/6/09	166	162	(4)
Receive 146,805 Singapore Dollars in exchange for U.S. Dollars	4/14/09	97,818	96,512	(1,306)
Receive 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	84,493	82,371	(2,122)
Receive 5,898 South African Rand in exchange for U.S. Dollars	5/14/09	578	617	39

				$(10,138)

	Delivery	Contract		Unrealized Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Deliver 85,423 Brazilian Real in exchange for U.S. Dollars	6/2/09	$36,026	$36,280	$ (254)
Deliver 107,000 British Sterling Pounds in exchange for U.S. Dollars	4/9/09	154,685	153,504	1,181
Deliver 769,540 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	111,000	112,757	(1,757)
Deliver 227,000 European Euro in exchange for U.S. Dollars	4/14/09	291,359	301,534	(10,175)
Deliver 12,831,158 Hungarian Forint in exchange for U.S. Dollars	5/6/09	57,694	54,952	2,742
Deliver 15,808 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/09	1,142	1,107	35
Deliver 967,100 Philippine Peso in exchange for U.S. Dollars	5/6/09	20,069	19,959	110
Deliver 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,077	23,094	(17)
Deliver 5,065 Polish Zloty in exchange for U.S. Dollars	5/6/09	1,664	1,456	208
Deliver 5,550 Russian Ruble in exchange for U.S. Dollars	5/6/09	167	162	5
Deliver 146,805 Singapore Dollars in exchange for U.S. Dollars	4/14/09	99,193	96,512	2,681
Deliver 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	83,620	82,371	1,249
Deliver 5,898 South African Rand in exchange for U.S. Dollars	5/14/09	535	618	(83)

				$ (4,075)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
As of March 31, 2009 the Fund’s open future contracts were as follows:

				Unrealized
			Number of	Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/10	1	$0
90-Day Euribor September Futures	Long	9/10	2	0
Euro Bobl June Futures	Long	6/09	2	814
Euro Bund June Futures	Long	6/09	3	1,942
90-Day British Sterling Pound June Futures	Long	6/09	1	9,007
90-Day British Sterling Pound September Futures	Long	9/09	1	9,040
90-Day British Sterling Pound December Futures	Long	12/09	3	17,579
90-Day Eurodollar June Futures	Long	6/09	2	950
90-Day Eurodollar September Futures	Long	9/09	13	65,963
90-Day Eurodollar December Futures	Long	12/10	13	10,650
90-Day Eurodollar December Futures	Long	12/09	4	25,350
U.S. Treasury 10-Year Note June Futures	Long	6/09	11	33,172

				$174,467

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Credit Default Swaps at March 31, 2009:
Credit Default Swaps on Corporate and Sovereign Issues:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Implied
Counterparty	Reference Equity	Protection(1)	Fixed Rate	Date	Amount(2)	Value (4)	(Depreciation)	Credit Spread(3)
Morgan Stanley	BRITISH TELECOM PLC	Buy	(1.46)%	3/20/18	$100,000	$6,268	$6,230	2.27%
Barclays Bank	UBS AG	Buy	(2.35)	3/20/14	100,000	(353)	(457)	2.29%
Barclays Bank	GAZPROM	Sell	0.83	6/20/17	75,000	(21,620)	(21,444)	6.22%
Deutsche Bank	FOSTERS FIN CORP	Buy	(2.14)	12/20/14	100,000	(3,297)	(3,368)	1.50%

					$375,000	$(19,002)	$(19,039)

Credit Default Swaps on Credit Indices:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Equity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)
Deutsche Bank	CDX IG11 Future	Sell	1.50%	12/20/13	$1,800,000	$(64,046)	$(35,192)
Merrill Lynch	CDX IG11 Future	Sell	1.50	12/20/13	200,000	(7,116)	(6,066)
Barclays Bank	CDX EM10 Future	Sell	3.35	12/20/13	800,000	(108,536)	(23,776)
Deutsche Bank	CDX EM10 Future	Sell	3.35	12/20/13	1,300,000	(176,371)	(46,318)
Deutsche Bank	CDX IG9 Future	Sell	1.29	12/20/12	100,000	(357)	(314)
Royal Bank of Scotland	CDX Hy-10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(39,596)
Morgan Stanley	CDX IG9 Future	Sell	1.34	12/20/12	300,000	(531)	(397)
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	470,000	(126,054)	(87,951)
Barclays Bank	CDX Hy-10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(40,081)
Credit Suisse	CDX Hy-10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(40,158)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	456,000	(121,307)	(107,013)

					$6,008,000	$(763,684)	$(426,862)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
     Interest Rate Swaps at March 31, 2009:

						Unrealized
		(Pay)/Receive		Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/09	$100,000	$2,033
Goldman Sachs Group	3-Month USD LIBOR	Pay	4.00	6/17/10	5,000,000	84,699
Citibank	3-Month USD LIBOR	Receive	3.00	6/17/29	500,000	27,993
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	300,000	6,949
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/17	100,000	16,187
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85	1/2/12	500,000	3,645
Credit Suisse	3-Month USD LIBOR	Pay	4.00	6/17/09	100,000	2,192
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00	6/17/14	100,000	1,412
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	4.00	12/17/13	400,000	40,325
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	4.00	12/17/13	400,000	40,850
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	15,627
Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/28	200,000	(45,941)
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00	12/17/28	100,000	(26,270)
Goldman Sachs Group	6-Month EUR LIBOR	Pay	4.50	3/18/24	500,000	26,864
Goldman Sachs Capital Markets	3-Month USD LIBOR	Pay	4.00	12/17/13	100,000	11,178
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	600,000	67,159
Deutsch Bank	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	9,709
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00	12/17/18	536,000	146,115
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	200,000	15,917
Credit Suisse	3-Month USD LIBOR	Receive	4.00	6/17/24	200,000	5,071
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	200,000	9,544
Goldman Sachs Group	6-Month GBP LIBOR	Receive	4.00	6/15/37	100,000	(2,042)
Citibank	3-Month USD LIBOR	Pay	4.00	6/17/14	100,000	1,579
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	4.00	6/17/14	500,000	6,844
Citibank	3-Month USD LIBOR	Receive	4.00	6/17/16	100,000	(756)

						$466,883

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written Swap Options outstanding on March 31, 2009:

		Pay/Receive	Exercise	Expiration	Number of
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Fair Value
Call — OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.90%	7/8/16	(80)	$(22,560)	$(114,931)
Put — OTC 7-Year Interest Rate Swap	Barclays	Rec—3-month USD-LIBOR	3.50	4/27/09	(20)	(1,000)	(12)
Put — OTC 7-Year Interest Rate Swap	BNPParibas	Rec—3-month USD-LIBOR	1.80	4/27/09	(20)	(1,060)	(13)
Put — OTC 7-Year Interest Rate Swap	Barclays	Rec—3-month USD-LIBOR	4.90	7/6/09	(60)	(240)	(21)

						$(24,860)	$(114,977)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written options outstanding on March 31, 2009:

	Exercise	Expiration	Number of
Security Description	Price	Date	Contracts	Premium	Fair Value
Put — IMM Eurodollar Time Deposit June Future	$99	6/15/09	(3)	$(1,055)	$(300)
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
At March, 31, 2009 the Fund had the following stock options written:

	Reference			Number of
Call	Equity	Exercise Price	Expiration Date	Contracts	Premium	Fair Value
Citigroup Inc. September 2009	Citigroup Inc.	$3	9/19/09	(10)	$(635)	$(650)

					$(635)	$(650)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Securities Sold Short (-3.1)%

	Coupon	Expiration	Number of			Unrealized
Security Description	Rate	Date	Contracts	Premium	Fair Value	Gain/Loss
Federal National Mortgage Association — April TBA	6.00%	4/13/39	(2,000,000)	$(2,087,266)	$(2,088,750)	$(1,484)

				$(2,087,266)	$(2,088,750)	$(1,484)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (61.2%):
Aerospace & Defense (0.6%):
4,373	American Science & Engineering, Inc.	$244,014
1,581	Axsys Technologies, Inc.*	66,465

		310,479

Airline (1.0%):
521,000	Cathay Pacific Airways, Ltd.	524,017

Auto Components (1.5%):
405,351	GKN plc	395,953
33,863	Superior Industries International, Inc.	401,276

		797,229

Automobiles (1.0%):
9,474	DaimlerChrysler AG	241,966
13,848	Honda Motor Co., Ltd., ADR	328,198

		570,164

Biotechnology (2.1%):
10,378	Amgen, Inc.*	513,918
13,540	Myriad Genetics, Inc.*	615,664

		1,129,582

Capital Markets (2.7%):
11,412	Credit Suisse Group, SP ADR	347,952
9,470	Deutsche Bank AG	384,956
12,175	Stifel Financial Corp.*	527,299
23,945	UBS AG*	225,801

		1,486,008

Chemicals (2.1%):
20,937	E.I. du Pont de Nemours & Co.	467,523
11,708	Eastman Chemical Co.	313,775
16,120	Sensient Technologies Corp.	378,820

		1,160,118

Commercial Banks (5.9%):
49,030	Allied Irish Banks plc, SP ADR	75,997
38,055	Banco Santander SA, SP ADR	262,580
30,511	Barclays plc, ADR	259,344
36,109	First Bancorp	153,824
10,417	First Financial Bankshares, Inc.	501,787
6,622	First Financial Corp.	244,352
33,687	FNB Corp.	258,379
9,595	Home Bancshares, Inc.	191,612
49,835	Huntington Bancshares, Inc.	82,726
15,857	KB Financial Group, Inc., ADR*	384,532
29,464	Lloyds TSB Group plc, SP ADR	118,740
38,673	Regions Financial Corp.	164,747
18,492	Royal Bank of Scotland Group plc, SP ADR*	130,923
12,780	SunTrust Banks, Inc.	150,037
28,147	Umpqua Holdings Corp.	255,012

		3,234,592

Commercial Services & Supplies (1.0%):
23,113	Navigant Consulting, Inc.*	302,087
30,765	R.R. Donnelley & Sons Co.	225,507

		527,594

Containers & Packaging (0.3%):
5,358	Rock-Tenn Co., Class A	144,934

Diversified Consumer Services (3.0%):
7,548	Apollo Group, Inc., Class A*	591,235
5,546	ITT Educational Services, Inc.*	673,395
2,045	Strayer Education, Inc.	367,834

		1,632,464

Diversified Financial Services (0.8%):
33,418	Bank of America Corp.	227,911
38,965	ING Groep NV, ADR	211,969

		439,880

Diversified Telecommunication Services (2.0%):
249,955	BT Group plc	279,637
21,292	Deutsche Telekom AG, ADR	262,956
13,071	Nippon Telegraph & Telephone Corp., ADR	248,741
22,305	Telecom Italia SPA, ADR	285,281

		1,076,615

Electric Utilities (1.2%):
32,567	Korea Electric Power Corp., ADR*	297,988
13,119	Pinnacle West Capital Corp.	348,441

		646,429

Electronic Equipment, Instruments & Components (0.3%):
6,624	Hitachi, Ltd., SP ADR	181,829

Food & Staples Retailing (1.2%):
1,808	Nash Finch Co.	50,787
3,278	Spartan Stores, Inc.	50,514
10,231	Wal-Mart Stores, Inc.	533,035

		634,336

Food Products (0.8%):
13,806	Flowers Foods, Inc.	324,165
4,474	TreeHouse Foods, Inc.*	128,806

		452,971

Gas Utilities (2.6%):
11,643	Laclede Group, Inc. (The)	453,844
37,203	Piedmont Natural Gas Co., Inc.	963,186

		1,417,030

Health Care Equipment & Supplies (0.5%):
8,246	CryoLife, Inc.*	42,714
3,227	Greatbatch, Inc.*	62,443
8,465	STERIS Corp.	197,065

		302,222

Health Care Providers & Services (0.4%):
14,075	Gentiva Health Services, Inc.*	213,940

Health Care Technology (0.2%):
2,759	Computer Programs & Systems, Inc.	91,792

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Hotels, Restaurants & Leisure (2.3%):
191,977	Ladbrokes plc	502,027
10,019	McDonald’s Corp.	546,737
4,203	Panera Bread Co., Class A*	234,947

		1,283,711

Household Durables (0.6%):
15,218	Sony Corp., SP ADR	313,947

Industrial Conglomerates (2.3%):
727,000	Citic Pacific, Ltd.	822,000
31,848	General Electric Co.	321,983
24,836	Textron, Inc.	142,559

		1,286,542

Insurance (0.8%):
66,675	AEGON NV	$256,032
17,750	Axa, ADR	212,645

		468,677

IT Services (1.9%):
511,698	LogicaCMG plc	467,542
13,703	ManTech International Corp., Class A*	574,156

		1,041,698

Life Sciences Tools & Services (0.7%):
19,858	Luminex Corp.*	359,827

Machinery (0.8%):
27,623	Briggs & Stratton Corp.	455,780

Media (1.0%):
1,051,378	ITV plc	284,818
53,340	New York Times Co., Class A	241,097

		525,915

Metals & Mining (3.7%):
49,200	Alcoa, Inc.	361,128
12,141	ArcelorMittal, Class A	243,306
19,401	Compass Minerals International, Inc.	1,093,634
5,211	POSCO, ADR	348,251

		2,046,319

Multi-Utilities (1.7%):
32,691	NiSource, Inc.	320,372
11,391	SCANA Corp.	351,868
11,987	Veolia Environnement, ADR	250,528

		922,768

Multiline Retail (2.3%):
13,325	Dollar Tree, Inc.*	593,629
20,080	Family Dollar Stores, Inc.	670,069

		1,263,698

Oil, Gas & Consumable Fuels (2.0%):
5,529	Clayton Williams Energy, Inc.*	161,668
17,531	Goodrich Petroleum Corp.*	339,400
13,030	Petro-Canada	346,337
15,865	Repsol YPF SA, ADR	271,133

		1,118,538

Paper & Forest Products (0.7%):
33,311	MeadWestvaco Corp.	399,399

Pharmaceuticals (1.2%):
32,086	Pfizer, Inc.	437,011
37,410	ViroPharma, Inc.*	196,403

		633,414

Real Estate Management & Development (2.6%):
704,000	New World Developments Co., Ltd.	702,434
737,000	Sino Land Co., Ltd.	737,311

		1,439,745

Specialty Retail (2.3%):
5,333	AutoZone, Inc.*	867,253
6,310	Buckle, Inc. (The)	201,478
5,140	Tractor Supply Co.*	185,348

		1,254,079

Thrifts & Mortgage Finance (1.0%):
24,806	First Niagara Financial Group, Inc.	$270,385
23,144	Washington Federal, Inc.	307,584

		577,969

Tobacco (0.6%):
11,860	Universal Corp.	354,851

Transportation Infrastructure (1.5%):
814,000	Cosco Pacific, Ltd.	803,817

Total Common Stocks (Cost $41,783,041)		33,524,919

U.S. Government Agency Mortgages (33.4%):
Federal Home Loan Mortgage Corporation (0.2%)
$100,000	0.05%, 4/27/09 (a)+	99,983
Federal National Mortgage Association (25.8%)
359,234	5.00%, 3/1/37+	371,086
452,967	5.50%, 8/1/37, Pool #995024+	471,545
446,706	5.50%, 2/1/38, Pool #995021+	464,190
465,495	6.00%, 3/1/38, Pool #986288+	487,047
3,531,148	6.00%, 5/1/38, Pool #889579+	3,691,878
832,851	5.50%, 9/1/38, Pool #889995+	865,272
476,322	6.00%, 10/1/38, Pool #889983+	498,051
2,424,522	5.00%, 1/1/39, Pool #AA0834+	2,504,509
1,000,000	5.00%, 4/13/39	1,031,875
2,600,000	5.50%, 4/13/39, TBA	2,698,311
1,000,000	5.50%, 5/12/39, TBA	1,035,312

		14,119,076

Government National Mortgage Association (7.2%)
401,384	6.00%, 11/15/37+	420,305
435,005	6.00%, 7/15/38, Pool #782365+	455,455
862,152	6.50%, 8/15/38, Pool #691588+	905,595
60,346	6.50%, 8/15/38, Pool #696529+	63,387
56,975	6.50%, 8/15/38+	59,846
980,144	6.00%, 10/15/38, Pool #701197+	1,025,429
1,000,000	6.00%, 4/20/39	1,044,688

		3,974,705

United Mexican States (0.2%)
40,000	5.63%, 1/15/17+	39,120
40,000	8.30%, 8/15/31+	44,340
20,000	6.75%, 9/27/34+	18,836
		102,296

Total U.S. Government Agency Mortgages (Cost $17,875,187)		18,296,060

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
U.S. Treasury Obligations (1.7%):
U.S. Treasury Bonds (0.7%)
$100,000	7.25%, 8/15/22+	$141,250
200,000	6.00%, 2/15/26+	263,500

		404,750

U.S. Treasury Inflation Index Bond (0.2%)
100,000	2.50%, 1/15/29 +	106,487
U.S. Treasury Inflation Index Notes (0.4%)
200,000	2.38%, 1/15/17	222,357
U.S. Treasury Notes (0.4%)
100,000	8.88%, 8/15/17+	145,906
20,000	8.13%, 8/15/21+	29,728

		175,634

Total U.S. Treasury Obligations (Cost $895,318)		909,228

Yankee Dollars (1.2%):
Commercial Banks (0.8%):
100,000	Deutsche Bank AG London, 4.88%, 5/20/13+	98,086
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	103,363
200,000	Lloyds TSB Bank plc, 2.80%, 4/2/12(b)	202,153
100,000	Royal Bank of Scotland Group plc, 6.99%, 10/29/49(b)+	44,000

		447,602

Oil, Gas & Consumable Fuels (0.4%):
200,000	Petroleos Mexicanos, 8.00%, 5/3/19(b)+	195,000

Total Yankee Dollars (Cost $647,471)		642,602

Preferred Stocks (0.3%):
Diversified Financial Services (0.3%):
100	Bank of America Corp., Series L	42,450
200	Wells Fargo & Co., Series L, Class A+	95,798

		138,248

Total Preferred Stocks (Cost $202,333)		138,248

Corporate Bonds (5.1%):
Biotechnology (0.2%):
$100,000	Amgen, Inc., 5.70%, 2/1/19+	101,566

Commercial Banks (1.2%):
100,000	Bank of America Corp., Series L, 1.61%, 6/22/12, MTN(c)+	100,727
25,000	Bank of America Corp., 5.75%, 12/1/17+	20,995
100,000	Bank of America Corp., 8.13%, 12/31/49+	40,049
100,000	Barclays Bank plc, 1.35%, 8/10/09(c)+	99,778
250,000	Barclays Bank plc, 6.05%, 12/4/17(b)+	196,602
100,000	Barclays Bank plc, 7.43%, 9/29/49(b)(c)+	41,543
100,000	Citigroup Funding, Inc., 2.29%, 5/7/10(c)+	89,761
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	86,009
10,000	Wells Fargo Co., 5.25%, 10/23/12+	9,717

		685,181

Commercial Services & Supplies (0.0%):
25,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94+	14,625

Diversified Consumer Services (0.1%):
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	9,627
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18+	23,257

		32,884

Diversified Financial Services (2.4%):
100,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	48,150
100,000	Citigroup, Inc., 6.13%, 11/21/17+	86,701
200,000	Citigroup, Inc., 8.45%, 4/29/49+	113,028
300,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	244,677
100,000	GMAC LLC, 2.49%, 5/15/09(c)+	95,000
100,000	GMAC LLC, 7.25%, 3/2/11+	65,099
100,000	Goldman Sachs Group, Inc., 1.68%, 3/22/16(c)+	68,047
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	90,784
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	91,342
100,000	JPMorgan Chase & Co., Series 1, 7.94%, 4/29/49, Callable 4/30/18 @ 100+	64,264
100,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN(b)+	101,292
100,000	Merrill Lynch & Co., 6.88%, 4/25/18+	78,209
200,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	190,701

		1,337,294

Diversified Telecommunication Services (0.2%):
100,000	AT&T, Inc., 5.50%, 2/1/18+	96,696

Electronic Equipment & Instruments (0.2%):
100,000	General Electric Co., 5.25%, 12/6/17+	92,481

Health Care Providers & Services (0.2%):
100,000	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38+	100,986

Insurance (0.2%):
100,000	American International Group, 5.45%, 5/18/17, MTN+	39,558
100,000	American International Group, 8.18%, 5/15/58(b)+	8,520
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$200,000	American International Group, Inc., 8.25%, 8/15/18(b)+	$85,579

		133,657

Media (0.2%):
100,000	Rogers Communications, 6.75%, 3/15/15+	98,386

Tobacco (0.2%):
100,000	Altria Group, Inc., 9.25%, 8/6/19+	106,919

Total Corporate Bonds (Cost $3,412,757)		2,800,675

Municipal Bonds (0.5%):
California (0.2%):
100,000	Los Angeles Department of Water & Power Revenue, Series A-1, 5.00%, 7/1/37, Callable 7/1/2017 @ 100 +	95,482

Illinois (0.3%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	99,811
100,000	Illinois State, GO, 4.50%, 6/24/09+	100,755

		200,566

Total Municipal Bonds (Cost $303,385)		296,048

Foreign Bonds (0.6%):
200,000	Citigroup, Inc.	128,827
200,000	Merrill Lynch & Co., Series E(c)+	178,826

		307,653

Total Foreign Bonds (Cost $328,231)		307,653

Investment Company (1.9%):
1,026,980	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,026,980

Total Investment Company (Cost $1,026,980)		1,026,980

Repurchase Agreements (9.1%):
1,000,000	Barclays Capital, Inc., Dated 3/30/09, 0.15%, due 4/1/09, proceeds $1,000,004; fully collateralized by Federal Home Loan Mortgage Corporation, 1.06%, 7/14/10, value at $1,020,398+	1,000,000
1,000,000	Barclays Capital, Inc., Dated 3/31/09, 0.21%, due 4/2/09, proceeds $1,000,006; fully collateralized by Federal Home Loan Mortgage Corporation, 1.06%, 7/14/10, value at $1,020,398+	1,000,000
600,000	JPMorgan Securities, Inc., Dated 3/30/09, 0.12%, due 4/1/09, proceeds $600,002; fully collateralized by U.S. Treasury Bills, Discount Note, 11/19/09, value at $604,085+	600,000
1,000,000	JPMorgan Securities, Inc., Dated 3/30/09, 0.14%, due 4/1/09, proceeds $1,000,004; fully collateralized by FNMA, Discount Note, 11/2/09, value at $1,014,594+	1,000,000
1,000,000	JPMorgan Securities, Inc., Dated 3/31/09, 0.20%, due 4/2/09, proceeds $1,000,006; fully collateralized by U.S. Treasury Bills, Discount Note, 11/19/09, value at $1,014,594+	1,000,000
400,000	JPMorgan Securities, Inc., Dated 3/31/09, 0.21%, due 4/2/09, proceeds $400,002; fully collateralized by FNMA, Discount Note, 12/31/09, value at $2,263,666+	400,000

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal Amount		Fair Value
Total Repurchase Agreements (Cost $5,000,000)		$5,000,000

Purchased Call Options (0.3%):
290	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25 Exp. 7/7/09	156,732
18	10- Year U.S. Treasury Future Option June 09, Strike @ 85.00 Exp. 5/25/09	281

Total Purchased Call Options (Cost $461)		157,013

Total Investment Securities (Cost $71,475,164)(d)—115.3%		63,099,426

Net other assets (liabilities) — (15.3)%		(8,359,749)

NET ASSETS — 100.0%		$54,739,677

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $15,718,116.

ADR	American Depository Receipt

FNMA	Federal National Mortgage Association

GO	General Obligation

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

TBA	To be announced. Represents 6.8% of the Fund’s net assets.

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at March 31, 2009. The date presented represents the final maturity date.

(d)	Cost for federal income tax purposes is $72,242,068. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,063,790
Unrealized depreciation	(11,206,432)

Net unrealized depreciation	$(9,142,642)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	79.9%
Hong Kong	5.8%
United Kingdom	4.1%
Korea	1.8%
Japan	1.7%
Germany	1.4%
Netherlands	0.9%
Switzerland	0.9%
Spain	0.8%
France	0.7%
Canada	0.5%
Italy	0.5%
Luxemburg	0.4%
Australia	0.2%
Puerto Rico	0.2%
Ireland	0.1%
Mexico	0.1%
Cayman Islands	0.0%

Total	100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract	Fair	Unrealized Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 60,867 Brazilian Real in exchange for U.S. Dollars	6/2/09	$27,846	$25,851	$(1,995)
Receive 19,826,000 Chilean Peso in exchange for U.S. Dollars	5/6/09	41,499	34,004	(7,495)
Receive 15,136,500 Chilean Peso in exchange for U.S. Dollars	5/14/09	24,049	25,952	1,903
Receive 612,800 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	95,000	89,791	(5,209)
Receive 780,915 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	112,424	114,588	2,164
Receive 21,000 European Euros in exchange for U.S. Dollars	4/14/09	28,447	27,895	(552)
Receive 28,745 British Sterling in exchange for U.S. Dollars	4/9/09	40,038	41,239	1,201
Receive 15,127,621 Hungarian Forint in exchange for U.S. Dollars	5/6/09	64,127	64,787	660
Receive 41,247 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/09	3,777	2,887	(890)
Receive 13,102 Malaysian Ringgit in exchange for U.S. Dollars	8/12/09	3,672	3,593	(79)
Receive 967,100 Philippine Peso in exchange for U.S. Dollars	5/6/09	20,000	19,959	(41)
Receive 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,412	23,094	(318)
Receive 7,841 Polish Zloty in exchange for U.S. Dollars	5/6/09	3,474	2,253	(1,221)
Receive 1,987,600 Russian Ruble in exchange for U.S. Dollars	5/6/09	81,573	58,003	(23,570)
Receive 146,805 Singapore Dollars in exchange for U.S. Dollars	4/14/09	97,818	96,512	(1,306)
Receive 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	84,493	82,371	(2,122)
Receive 5,955 South African Rand in exchange for U.S. Dollars	5/14/09	584	623	39

				$(38,831)

	Delivery	Contract	Fair	Unrealized Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 68,347 Brazilian Real in exchange for U.S. Dollars	6/2/09	$28,723	$29,028	$(305)
Deliver 19,826,000 Chilean Peso in exchange for U.S. Dollars	5/6/09	31,520	34,004	(2,484)
Deliver 15,136,500 Chilean Peso in exchange for U.S. Dollars	5/14/09	23,127	25,952	(2,825)
Deliver 679,388 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	98,000	99,547	(1,547)
Deliver 329,000 European Euros in exchange for U.S. Dollars	4/14/09	424,864	437,025	(12,161)
Deliver 113,000 British Sterling in exchange for U.S. Dollars	4/9/09	163,381	162,113	1,268
Deliver 15,127,621 Hungarian Forint in exchange for U.S. Dollars	5/6/09	68,020	64,788	3,232
Deliver 41,247 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/09	2,847	2,887	(40)
Deliver 967,100 Philippine Peso in exchange for U.S. Dollars	5/6/09	20,068	19,958	110
Deliver 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,077	23,094	(17)
Deliver 7,841 Polish Zloty in exchange for U.S. Dollars	5/6/09	2,585	2,254	331
Deliver 1,987,600 Russian Ruble in exchange for U.S. Dollars	5/6/09	59,042	58,003	1,039
Deliver 146,805 Singapore Dollars in exchange for U.S. Dollars	4/14/09	99,193	96,512	2,681
Deliver 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	83,620	82,371	1,249
Deliver 5,955 South African Rand in exchange for U.S. Dollars	5/14/09	540	623	(83)

				$(9,552)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
As of March 31, 2009 the Fund’s open future contracts were as follows:

				Unrealized
			Number of	Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/10	2	$31
90-Day Euribor September Futures	Long	9/10	2	0
Euro Bobl June Futures	Long	6/09	2	814
Euro Bund June Futures	Long	6/09	4	2,735
90-Day British Sterling Pound March Futures	Long	3/10	2	13,622
90-Day British Sterling Pound September Futures	Long	9/10	2	519
90-Day British Sterling Pound September Futures	Long	9/09	1	6,759
90-Day British Sterling Pound December Futures	Long	12/09	5	41,647
90-Day Eurodollar March Futures	Long	3/10	5	26,688
90-Day Eurodollar June Futures	Long	6/09	4	1,688
90-Day Eurodollar September Futures	Long	9/09	12	50,425
90-Day Eurodollar December Futures	Long	12/10	16	13,188
90-Day Eurodollar December Futures	Long	12/09	4	28,100
U.S. Treasury 10-Year Note June Futures	Long	6/09	18	54,281

				$240,497

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Credit Default Swaps at March 31, 2009:
Credit Default Swaps on Corporate and Sovereign Issues:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Implied Credit
Counterparty	Reference Equity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)	Spread(3)
Barclays Bank	UBS AG Jersey	Buy	(2.40)%	3/20/14	$100,000	$(640)	$(746)	2.29%
Barclays Bank	Gazprom	Sell	0.83	6/20/17	80,000	(23,062)	(22,873)	6.22%

					$180,000	$(23,702)	$(23,619)

Credit Default Swaps on Credit Indices:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Equity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)
Deutsche Bank	CDX IG11 Future	Sell	1.50%	12/20/13	$2,400,000	$(85,395)	$(51,513)
Merrill Lynch	CDX IG11 Future	Sell	1.50	12/20/13	200,000	(7,116)	(6,066)
Barclays Bank	CDX EM10 Future	Sell	3.35	12/20/13	700,000	(94,969)	10,047
Deutsche Bank	CDX EM10 Future	Sell	3.35	12/20/13	1,200,000	(162,804)	(49,399)
Deutsche Bank	CDX IG9 Future	Sell	1.29	12/20/12	100,000	(357)	(314)
Royal Bank of Scotland	CDX HY10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(39,596)
Merrill Lynch	CDX HY-9 Future	Sell	3.75	12/12/12	658,000	(176,475)	(151,576)
Barclays Bank	CDX HY-10 Future	Sell	5.00	6/20/13	388,000	(106,244)	(80,162)
Credit Suisse	CDX HY-10 Future	Sell	5.00	6/20/13	194,000	(53,122)	(40,159)
Bank of America	CDX HY-8 Future	Sell	2.75	6/20/12	294,500	(78,344)	(70,006)
Goldman Sachs	CDX IG10 Future	Buy	(1.50)	6/20/18	97,600	4,199	5,047

					$6,426,100	$(813,749)	$(473,697)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Interest Rate Swaps at March 31, 2009:

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/2009	$100,000	$2,033

Goldman Sachs	3-Month USD LIBOR	Pay	4.00	6/17/2010	2,300,000	59,033

Citibank	3-Month USD LIBOR	Receive	3.00	6/17/2029	700,000	27,993

UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/2012	100,000	(3,723)

Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/2012	300,000	6,949

Deutsche Bank	3-Month USD LIBOR	Pay	4.00	6/17/2010	2,500,000	57,874

Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/2017	100,000	16,187

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	4.00	12/17/2013	400,000	40,325

Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/2014	100,000	15,627

Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/2028	100,000	(22,971)

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00	12/17/2028	100,000	(26,270)

Goldman Sachs Group	6-Month EUR EURIBOR	Pay	4.50	3/18/2024	300,000	40,296

Goldman Sachs Group	3-Month USD LIBOR	Pay	4.00	12/17/2013	100,000	11,178

Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/2011	600,000	57,565

Deutsche Bank	6-Month GBP LIBOR	Pay	5.00	3/18/2011	100,000	9,709

Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00	12/17/2018	282,000	52,691

Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/2014	100,000	15,917

Barclays Bank PLC	3-Month USD LIBOR	Pay	4.00	6/17/2010	4,300,000	101,895

Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/17/2010	1,400,000	25,517

Credit Suisse	3-Month USD LIBOR	Receive	4.00	6/17/2024	200,000	5,071

Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/2011	100,000	9,544

Goldman Sachs Group	6-Month GBP LIBOR	Receive	4.00	6/15/2037	100,000	(2,042)

Bank of America	3-Month USD LIBOR	Pay	4.00	12/17/2013	400,000	40,850

Citibank	3-Month USD LIBOR	Pay	4.00	6/17/2014	200,000	3,157

Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00	6/17/2014	900,000	12,319

						$556,724

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written Swap Options Outstanding on March 31, 2009:

		Pay/Receive
		Floating	Exercise	Expiration	Notional		Fair
Description	Counterparty	Index	Rate	Date	Amount	Premium	Value
Call — OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	$4.90	7/7/2009	(100)	$(28,200)	$(143,664)
Put — OTC 7-Year Interest Rate Swap	BNP Paribas	Rec—3-month USD-LIBOR	3.50	4/27/2009	(20)	(1,000)	(12)
Call — OTC 7-Year Interest Rate Swap	BNP Paribas	Rec—3-month USD-LIBOR	1.80	4/27/2009	(20)	(1,060)	(13)
Put — OTC 7-Year Interest Rate Swap	Barclays	Rec—3-month USD-LIBOR	4.90	7/6/2009	(60)	(240)	(21)

						$(30,500)	$(143,710)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Written Options outstanding on March 31, 2009:

	Exercise	Expiration	Number of		Fair
Security Description	Price	Date	Contracts	Premium	Value
Put — IMM Eurodollar Time Deposit June Future	$99	6/15/09	(3)	$(1,055)	$(300)

				$(1,055)	$(300)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
At March, 31, 2009 the Fund had the following stock options written:

		Exercise	Expiration	Number of		Fair
	Reference Equity	Price	Date	Contracts	Premium	Value
Call
Citigroup Inc. September 2009	Citigroup Inc.	$3	9/19/09	(10)	$(635)	$(650)

					$(635)	$(650)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)
Securities Sold Short (-3.8)%

	Coupon	Expiration	Number of			Unrealized
Security Description	Rate	Date	Contracts	Premium	Fair Value	Gain/Loss
Federal National Mortgage Association — April TBA	6.00%	4/13/39	(2,000,000)	$(2,087,266)	$(2,088,750)	$(1,484)

				$(2,087,266)	$(2,088,750)	$(1,484)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Aerospace & Defense (3.8%):
4,640	American Science & Engineering, Inc.	$258,912
29,090	BE Aerospace, Inc.*	252,210
9,670	Cubic Corp.	244,941
8,690	Curtiss-Wright Corp.	243,754
18,160	DynCorp International, Inc., Class A*	242,073
18,280	Spirit Aerosystems Holdings, Inc.*	182,252

		1,424,142

Air Freight & Logistics (0.8%):
16,630	Atlas Air Worldwide Holdings, Inc.*	288,531

Biotechnology (3.5%):
2,880	Alexion Pharmaceuticals, Inc.*	108,461
15,540	Amylin Pharmaceuticals, Inc.*	182,595
15,730	Isis Pharmaceuticals, Inc.*	236,107
12,370	Martek Biosciences Corp.	225,753
6,700	Myriad Genetics, Inc.*	304,649
14,760	Theravance, Inc.*	250,920

		1,308,485

Capital Markets (1.7%):
9,300	Investment Technology Group, Inc.*	237,336
3,020	Stifel Financial Corp.*	130,796
18,250	SWS Group, Inc.	283,423

		651,555

Chemicals (1.3%):
12,330	Calgon Carbon Corp.*	174,716
11,930	Nalco Holding Co.	155,925
8,790	OM Group, Inc.*	169,823

		500,464

Commercial Banks (0.6%):
17,570	NewAlliance Bancshares, Inc.	206,272

Commercial Services & Supplies (4.6%):
6,010	American Public Education*	252,781
10,760	Athenahealth, Inc.*	259,423
22,960	Herman Miller, Inc.	244,754
10,270	HMS Holdings Corp.*	337,883
13,960	TeleTech Holdings, Inc.*	152,024
14,510	Tetra Tech, Inc.*	295,714
3,990	Watson Wyatt Worldwide, Inc.	196,986

		1,739,565

Communications Equipment (3.5%):
47,480	Arris Group, Inc.*	349,928
7,800	Comtech Telecommunications Corp.*	193,206
43,300	Harmonic, Inc.*	281,450
9,530	Neutral Tandem, Inc.*	234,533
15,350	Starent Networks Corp.*	242,683

		1,301,800

Construction & Engineering (1.5%):
18,278	Emcor Group, Inc.*	313,833
7,910	Navistar International Corp.*	264,669

		578,502

Distributors (0.6%):
15,530	LKQ Corp.*	221,613

Diversified Financial Services (0.6%):
3,130	Greenhill & Co., Inc.	231,151

Diversified Telecommunication Services (0.8%):
25,970	MasTec, Inc.*	313,977

Electric Utilities (0.6%):
4,730	ITC Holdings Corp.	206,323

Electrical Equipment (1.2%):
12,990	General Cable Corp.*	257,462
11,330	II-VI, Inc.*	194,649

		452,111

Electronic Equipment & Instruments (2.3%):
22,950	AVX Corp.	208,386
13,170	Bally Technologies, Inc*	242,591
58,800	Celestica, Inc.*	209,328
7,780	DTS, Inc.*	187,187

		847,492

Energy Equipment & Services (0.3%):
2,200	Seacor Holdings, Inc.*	128,282

Food & Staples Retailing (1.3%):
6,830	Nash Finch Co.	191,855
17,370	Pantry, Inc. (The)*	305,885

		497,740

Food Products (0.5%):
24,770	Del Monte Foods Co.	180,573

Health Care Equipment & Supplies (4.6%):
12,160	Cooper Companies, Inc.	321,510
3,770	Gen-Probe, Inc.*	171,837
8,440	Inverness Medical Innovation, Inc.*	224,757
9,290	Masimo Corp.*	269,224
13,990	Sirona Dental Systems, Inc.*	200,337
8,520	STERIS Corp.	198,346
12,850	Thoratec Corp.*	330,116

		1,716,127

Health Care Providers & Services (8.3%):
12,370	Albany Molecular Research, Inc.*	116,649
9,440	Amedisys, Inc.*	259,506
4,990	AMERIGROUP Corp.*	137,425
40,230	Brookdale Senior Living, Inc.	203,161
12,620	Catalyst Health Solutions, Inc.*	250,128
6,390	Chemed Corp.	248,571
13,400	Community Health Systems, Inc.*	205,556
10,250	Gentiva Health Services, Inc.*	155,800
18,080	HealthSouth Corp.*	160,550
19,850	Kindred Healthcare, Inc.*	296,757
19,780	PSS World Medical, Inc.*	283,843
13,890	Psychiatric Solutions, Inc.*	218,490
34,640	Sun Healthcare Group, Inc.*	292,362
3,680	Universal Health Services, Inc., Class B	141,091
6,750	VCA Antech, Inc.*	152,213

		3,122,102

Health Care Technology (2.5%):
38,400	Allscripts-Misys Healthcare Solutions, Inc.	395,136
16,140	MedAssets, Inc.*	229,995
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Technology, continued
24,050	Phase Forward, Inc.*	$307,600

		932,731

Hotels, Restaurants & Leisure (5.6%):
19,810	Brinker International, Inc.	299,131
6,900	CEC Entertainment, Inc.*	178,572
5,270	Chipotle Mexican Grill, Inc., Class A*	349,822
16,420	CKE Restaurants, Inc.	137,928
12,360	Jack in the Box, Inc.*	287,864
6,391	Panera Bread Co., Class A*	357,257
25,720	Texas Roadhouse, Inc., Class A*	245,112
12,070	WMS Industries, Inc.*	252,384

		2,108,070

Household Durables (0.3%):
16,040	Lennar Corp.	120,460

Industrial Conglomerates (1.6%):
4,170	Ameron International Corp.	219,592
3,450	Teleflex, Inc.	134,861
15,780	Tredegar, Inc.	257,687

		612,140

Insurance (1.3%):
9,610	Tower Group, Inc.	236,694
13,270	Waddell & Reed Financial, Inc., Class A	239,789

		476,483

Internet Software & Services (6.3%):
22,540	AsiaInfo Holdings, Inc.*	379,799
16,760	CyberSource Corp.*	248,216
6,670	Digital River, Inc.*	198,899
11,820	Gmarket, Inc. ADR*	193,966
14,320	J2 Global Communications, Inc.*	313,465
15,690	MercadoLibre, Inc.*	291,049
38,860	NIC, Inc.	202,072
5,910	Sohu.com, Inc.*	244,142
10,010	VistaPrint, Ltd.*	275,175

		2,346,783

IT Services (6.0%):
32,420	Acxiom Corp.	239,908
33,950	Convergys Corp.*	274,316
13,430	NeuStar, Inc., Class A*	224,953
21,330	Perot Systems Corp., Class A*	274,730
17,460	SRA International, Inc., Class A*	256,662
7,390	Stanley, Inc.*	187,632
17,250	SYNNEX Corp.*	339,308
11,540	Syntel, Inc.	237,493
9,640	WebMD Health Corp., Class A*	214,972

		2,249,974

Life Sciences Tools & Services (1.8%):
67,250	Bruker Corp.*	414,260
27,070	PAREXEL International Corp.*	263,391

		677,651

Machinery (2.2%):
11,590	Briggs & Stratton Corp.	191,235
14,420	Bucyrus International, Inc., Class A	218,896
11,380	Enpro Industries, Inc.*	194,598
5,580	ESCO Technologies, Inc.*	215,946

		820,675

Media (0.6%):
8,530	Marvel Entertainment, Inc.*	226,472

Metals & Mining (2.2%):
3,920	Compass Minerals International, Inc.	220,970
12,880	Natural Resource Partners LP	287,611
11,200	Reliance Steel & Aluminum Co.	294,896

		803,477

Oil, Gas & Consumable Fuels (5.5%):
4,880	Alliance Resource Partners LP	142,008
7,500	AmeriGas Partners LP	212,100
26,370	Cal Dive International, Inc.*	178,525
16,420	Calumet Specialty Products Partners LP	178,978
13,640	EXCO Resources, Inc.*	136,400
12,470	Frontier Oil Corp.	159,491
19,940	Genesis Energy LP	203,986
21,830	Massey Energy Co.	220,920
8,740	NuStar GP Holdings LLC	180,132
13,670	Tesoro Corp.	184,135
23,180	Western Refining, Inc.	276,769

		2,073,444

Pharmaceuticals (2.6%):
18,280	Medicis Pharmaceutical Corp., Class A	226,123
4,760	OSI Pharmaceuticals, Inc.*	182,118
25,560	PDL BioPharma, Inc	180,965
4,000	United Therapeutics Corp.*	264,360
7,520	Valeant Pharmaceuticals, Inc.*	133,781

		987,347

Semiconductors & Semiconductor Equipment (2.9%):
87,710	Amkor Technology, Inc.*	235,063
47,260	Micrel, Inc.	332,710
23,430	Semtech Corp.*	312,791
14,290	Tessera Technologies, Inc.*	191,057

		1,071,621

Software (7.0%):
9,630	Advent Software, Inc.*	320,775
17,820	Blackbaud, Inc.	206,890
7,060	Blackboard, Inc.*	224,085
28,000	Giant Interactive Group, Inc. ADR	190,400
12,970	Informatica Corp.*	171,982
15,730	Micros Systems, Inc.*	294,938
9,320	Quality Systems, Inc.	421,730
9,890	Solera Holdings, Inc.*	245,074
9,370	Sybase, Inc.*	283,817
46,450	TIBCO Software, Inc.*	272,662

		2,632,353

Specialized REIT (0.4%):
9,700	Healthcare Realty Trust, Inc.	145,403

Specialty Retail (4.1%):
8,050	Aeropostale, Inc.*	213,808
9,570	Children’s Place Retail Stores, Inc.*	209,487
20,460	Hibbett Sports, Inc.*	393,241
9,740	Inergy LP	213,501

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued
15,300	Jo-Ann Stores, Inc.*	$250,002
8,760	Jos. A. Bank Clothiers, Inc.*	243,616

		1,523,655

Textiles, Apparel & Luxury Goods (1.2%):
4,970	Deckers Outdoor Corp.*	263,609
9,990	Steven Madden, Ltd.*	187,612

		451,221

Thrifts & Mortgage Finance (0.4%):
16,060	Provident New York Bancorp	137,313

Tobacco (0.4%):
11,660	Vector Group, Ltd.	151,463

Transportation Infrastructure (0.5%):
20,620	Seaspan Corp.	169,496

Water Utilities (0.4%):
3,800	American States Water Co.	138,016

Total Common Stocks (Cost $38,261,130)		36,773,055

Investment Company (3.9%):
1,469,439	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,469,439

Total Investment Company (Cost $1,469,439)		1,469,439

Total Investment Securities (Cost $39,730,569)(b)—102.1%		38,242,494

Net other assets (liabilities) — (2.1)%		(788,010)

NET ASSETS — 100.0%		$37,454,484

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

LLC	Limited Liability Co.

LP	Limited Partnership

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $40,123,482. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,685,383
Unrealized depreciation	(4,566,371)

Net unrealized depreciation	$(1,880,988)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	96.6%
Argentina	0.8%
Bermuda	0.7%
Canada	0.5%
China	0.5%
Korea	0.5%
Greece	0.4%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.6%):
Beverages (2.4%):
127,800	Coca-Cola Co. (The)	$5,616,810
125,136	Dr Pepper Snapple Group, Inc.*	2,116,050

		7,732,860

Capital Markets (3.9%):
374,500	Bank of New York Mellon Corp.	10,579,625
17,000	Goldman Sachs Group, Inc.	1,802,340

		12,381,965

Chemicals (1.2%):
171,332	E.I. du Pont de Nemours & Co.	3,825,843

Commercial Banks (2.4%):
24,500	Barclays plc, ADR	208,250
84,300	PNC Financial Services Group, Inc.	2,469,147
109,500	U.S. Bancorp	1,599,795
226,000	Wells Fargo & Co.	3,218,240

		7,495,432

Communications Equipment (1.8%):
237,600	Cisco Systems, Inc.*	3,984,552
206,908	Telefonaktiebolaget LM Ericsson, ADR	1,673,886

		5,658,438

Computers & Peripherals (4.2%):
565,045	Dell, Inc.*	5,356,627
97,000	Hewlett-Packard Co.	3,109,820
50,000	International Business Machines Corp.	4,844,500

		13,310,947

Diversified Financial Services (3.3%):
486,387	Bank of America Corp.	3,317,159
272,398	JPMorgan Chase & Co.	7,240,339

		10,557,498

Diversified Telecommunication Services (4.5%):
215,700	AT&T, Inc.	5,435,640
295,900	Verizon Communications, Inc.	8,936,180

		14,371,820

Electrical Equipment (0.5%):
54,600	Emerson Electric Co.	1,560,468

Electronic Equipment & Instruments (0.2%):
24,340	Cognex Corp.	324,939
62,875	Flextronics International, Ltd.*	181,709

		506,648

Energy Equipment & Services (1.0%):
210,000	Halliburton Co.	3,248,700

Food & Staples Retailing (3.7%):
133,300	CVS Caremark Corp.	3,664,417
156,900	Wal-Mart Stores, Inc.	8,174,490

		11,838,907

Food Products (7.1%):
272,348	Cadbury plc, ADR	8,252,144
302,945	Kraft Foods, Inc., Class A	6,752,644
200,500	Sara Lee Corp.	1,620,040
297,800	Unilever NV, New York Shares	5,836,880

		22,461,708

Health Care Equipment & Supplies (1.1%):
453,300	Boston Scientific Corp.*	3,603,735

Health Care Providers & Services (3.0%):
193,214	Cardinal Health, Inc.	6,082,377
75,000	UnitedHealth Group, Inc.	1,569,750
46,300	WellPoint, Inc.*	1,758,011

		9,410,138

Household Products (0.3%):
21,200	Kimberly-Clark Corp.	977,532

Industrial Conglomerate (1.0%):
306,764	General Electric Co.	3,101,384

Insurance (10.1%):
37,700	AFLAC, Inc.	729,872
1,140	Berkshire Hathaway, Inc., Class B*	3,214,800
383,660	Chubb Corp. (The)	16,236,491
127,500	MetLife, Inc.	2,903,175
72,650	Torchmark Corp.	1,905,610
170,900	Travelers Cos., Inc. (The)	6,945,376

		31,935,324

Internet & Catalog Retail (0.3%):
314,450	Liberty Media Corp. — Capital, Series A*	911,905

Internet Software & Services (2.6%):
550,100	eBay, Inc.*	6,909,256
115,800	Yahoo!, Inc.*	1,483,398

		8,392,654

IT Services (0.5%):
25,800	Computer Sciences Corp.*	950,472
61,929	Western Union Co.	778,447

		1,728,919

Media (13.6%):
969,900	Comcast Corp., Class A	13,229,436
194,680	Liberty Media Corp. - Entertainment, Series A*	3,883,866
497,100	News Corp., Class B	3,827,670
100,647	Time Warner Cable, Inc.	2,496,037
400,967	Time Warner, Inc.	7,738,656
678,200	Viacom, Inc., Class B*	11,787,116

		42,962,781

Metals & Mining (1.0%):
444,900	Alcoa, Inc.	3,265,566

Multiline Retail (1.6%):
101,600	J.C. Penney Co., Inc.	2,039,112
218,200	Macy’s, Inc.	1,941,980
34,600	Target Corp.	1,189,894

		5,170,986

Oil, Gas & Consumable Fuels (1.7%):
36,300	BP plc, SP ADR	1,455,630
36,300	ConocoPhillips	1,421,508
51,000	Total SA, ADR	2,502,060

		5,379,198

Paper & Forest Products (2.4%):
1,068,696	International Paper Co.	7,523,620

Pharmaceuticals (12.1%):
51,700	Abbott Laboratories	2,466,090
402,300	Bristol-Myers Squibb Co.	8,818,416
118,000	Eli Lilly & Co.	3,942,380
43,100	GlaxoSmithKline plc, ADR	1,339,117
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
450,421	Pfizer, Inc.	$6,134,734
63,800	Roche Holding AG, ADR	2,194,720
336,400	Schering Plough Corp.	7,922,220
124,800	Wyeth	5,371,392

		38,189,069

Semiconductors & Semiconductor Equipment (1.9%):
262,200	Intel Corp.	3,946,110
107,900	KLA-Tencor Corp.	2,158,000

		6,104,110

Software (0.7%):
112,355	Microsoft Corp.	2,063,961

Specialty Retail (1.8%):
126,641	Home Depot, Inc.	2,983,662
140,400	Lowe’s Cos., Inc.	2,562,300

		5,545,962

Tobacco (1.7%):
157,100	Altria Group, Inc.	2,516,742
81,000	Philip Morris International, Inc.	2,881,980

		5,398,722

Total Common Stocks (Cost $441,012,217)		296,616,800

Investment Company (6.1%):
19,308,657	Dreyfus Treasury Prime Cash Management, 0.09%(a)	19,308,657

Total Investment Company (Cost $19,308,657)		19,308,657

Total Investment Securities (Cost $460,320,874)(b)—99.7%		315,925,457

Net other assets (liabilities) — 0.3%		859,965

NET ASSETS — 100.0%		$316,785,422

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $472,333,960. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,560,434
Unrealized depreciation	(160,968,937)

Net unrealized depreciation	$(156,408,503)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	92.5%
United Kingdom	3.6%
Netherlands	1.8%
France	0.8%
Switzerland	0.7%
Sweden	0.5%
Singapore	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (58.8%):
Aerospace & Defense (0.6%):
26,460	Raytheon Co.	$1,030,352

Auto Components (0.3%):
23,500	Autoliv, Inc.	436,395

Automobiles (0.3%):
34,422	Harley-Davidson, Inc.	460,911

Beverages (0.8%):
27,970	Coca-Cola Co. (The)	1,229,281

Capital Markets (0.9%):
93,306	Charles Schwab Corp.	1,446,243

Commercial Banks (1.4%):
70,399	KeyCorp	554,040
27,963	Mitsubishi UFJ Financial Group, Inc., ADR	137,578
72,436	Mizuho Financial Group, Inc., ADR*	284,673
33,423	PNC Financial Services Group, Inc.	978,960
9,100	Sumitomo Mitsui Financial Group, Inc.	321,057

		2,276,308

Commercial Services & Supplies (0.7%):
18,384	Manpower, Inc.	579,648
30,400	Robert Half International, Inc.	542,032

		1,121,680

Communications Equipment (1.1%):
99,610	Cisco Systems, Inc.*	1,670,460

Computers & Peripherals (1.4%):
26,660	EMC Corp.*	303,924
53,006	Hewlett-Packard Co.	1,699,372
306,000	NetApp, Inc.	254,363

		2,257,659

Diversified Financial Services (3.1%):
183,203	JPMorgan Chase & Co.	4,869,536

Diversified Telecommunication Services (1.8%):
92,096	Verizon Communications, Inc.	2,781,299

Electric Utilities (2.9%):
91,394	American Electric Power Co., Inc.	2,308,612
15,411	Entergy Corp.	1,049,335
33,460	FirstEnergy Corp.	1,291,556

		4,649,503

Electronic Equipment & Instruments (0.6%):
62,700	Agilent Technologies, Inc.*	963,699

Energy Equipment & Services (0.7%):
28,790	Schlumberger, Ltd.	1,169,450

Food & Staples Retailing (1.2%):
35,160	Wal-Mart Stores, Inc.	1,831,836

Food Products (3.6%):
89,862	Cadbury plc, ADR	2,722,819
152,860	Unilever NV, New York Shares	2,996,056

		5,718,875

Health Care Equipment & Supplies (1.5%):
125,420	Boston Scientific Corp.*	997,089
42,570	Covidien, Ltd.	1,415,027

		2,412,116

Health Care Providers & Services (0.5%):
25,410	Cardinal Health, Inc.	799,907

Hotels, Restaurants & Leisure (0.5%):
71,540	Starbucks Corp.*	794,809

Household Durables (0.8%):
64,390	Sony Corp., SP ADR	1,328,366

Household Products (0.7%):
22,750	Procter & Gamble Co. (The)	1,071,298

Industrial Conglomerates (1.6%):
23,230	Siemens AG, ADR	1,323,413
59,540	Tyco International, Ltd.	1,164,602

		2,488,015

Insurance (4.9%):
45,262	Chubb Corp. (The)	1,915,488
181,855	Marsh & McLennan Cos., Inc.+	3,682,564
54,529	Travelers Cos., Inc. (The)	2,216,058

		7,814,110

Internet Software & Services (1.2%):
150,700	eBay, Inc.*	1,892,792

Machinery (0.6%):
64,200	Ingersoll Rand Co., Class A	885,960

Media (4.8%):
141,363	Comcast Corp., Class A	1,928,191
31,895	Time Warner Cable, Inc.	790,996
127,172	Time Warner, Inc.	2,454,411
136,028	Viacom, Inc., Class B*	2,364,167

		7,537,765

Metals & Mining (1.9%):
25,200	Freeport-McMoRan Copper & Gold, Inc., Class B	960,372
45,940	Newmont Mining Corp.	2,056,274

		3,016,646

Multiline Retail (0.4%):
75,710	Macy’s, Inc.	673,819

Oil, Gas & Consumable Fuels (7.9%):
41,100	Anadarko Petroleum Corp.	1,598,379
28,930	BP plc, SP ADR	1,160,093
15,190	ConocoPhillips	594,840
19,650	Devon Energy Corp.	878,159
34,740	Exxon Mobil Corp.	2,365,794
25,230	Hess Corp.	1,367,466
44,470	Occidental Petroleum Corp.	2,474,755
46,780	Royal Dutch Shell plc, ADR	2,072,354

		12,511,840

Personal Products (0.6%):
40,630	Estee Lauder Co., Inc. (The), Class A	1,001,530

Pharmaceuticals (5.5%):
31,500	Abbott Laboratories	1,502,550
29,710	Bayer AG, ADR	1,420,435
100,810	Bristol-Myers Squibb Co.	2,209,755
51,580	Roche Holding AG, ADR	1,774,352
75,326	Schering Plough Corp.	1,773,928

		8,681,020

Semiconductors & Semiconductor Equipment (1.7%):
46,000	ASML Holding NV	805,460
79,451	Intel Corp.	1,195,738

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
27,290	Lam Research Corp.*	$621,393

		2,622,591

Software (0.2%):
19,826	Symantec Corp.*	296,200

Specialty Retail (1.6%):
104,880	Home Depot, Inc.	2,470,973

Tobacco (0.5%):
24,240	Philip Morris International, Inc.	862,459

Total Common Stocks (Cost $108,808,844)		93,075,703

Convertible Bonds (8.7%):
Airline (0.0%):
$132,000	UAL Corp., 4.50%, 6/30/21	42,953

Auto Components (0.1%):
112,000	Johnson Controls, Inc., 6.50%, 9/30/12	141,120

Commercial Services & Supplies (0.8%):
339,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @ 100	247,470
271,000	Omnicom Group, Inc., 0.21%, 7/31/32, Callable 8/2/10 @ 100(a)	263,209
507,000	Sandisk Corp., 1.00%, 5/15/13	304,200
512,000	Xilinx, Inc., 3.13%, 3/15/37	378,240

		1,193,119

Containers & Packaging (0.4%):
610,000	Sealed Air Corp., 3.00%, 6/30/33	568,063

Diversified Telecommunication Services (0.5%):
680,000	L-3 Communication Corp., 3.00%, 8/1/35	655,350
457,000	Lucent Technologies Corp., 2.75%, 6/15/25	213,076

		868,426

Electric Utilities (0.1%):
38,000	PG&E Corp., 9.50%, 6/30/10	97,945

Electronic Equipment & Instruments (0.4%):
400,000	JDS Uniphase, 1.00%, 5/15/26	245,500
460,000	Linear Technology Corp., 3.00%, 5/1/27	380,650

		626,150

Health Care Equipment & Supplies (1.2%):
360,000	Allergan, Inc., 1.50%, 4/1/26	374,400
525,000	Invitrogen Corp., 1.50%, 2/15/24	467,906
171,000	Invitrogen Corp., 3.25%, 6/15/25	163,305
513,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	364,230
565,000	Medtronic, Inc., 1.50%, 4/15/11	531,806

		1,901,647

Household Durables (0.1%):
80,000	Newell Rubbermaid, Inc., 5.50%, 3/15/14	88,300

IT Services (1.3%):
650,000	3M Co., 0.43%, 11/21/32, Callable 5/14/09 @ 84.89(a)	501,313
856,000	Cadence Design Systems, Inc., 1.38%, 12/15/11	624,880
240,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	138,000
525,000	DST Systems, Inc., Series A, 4.13%, 8/15/23	511,875
347,000	Symantec Corp., 0.75%, 6/15/11	341,361

		2,117,429

Life Sciences Tools & Services (0.4%):
630,000	Millipore Corp., 3.75%, 6/1/26, Callable 12/1/11 @ 100	584,325

Machinery (0.1%):
200,000	Allied Waste Technologies, 4.25%, 4/15/34	183,000

Media (0.3%):
468,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23	314,730
315,700	Liberty Media Corp., 3.13%, 3/30/23	245,062

		559,792

Metals & Mining (0.4%):
375,000	Alcoa, Inc., 5.25%, 3/15/14	495,469
79,000	Newmont Mining Corp., 3.00%, 2/15/12	97,466

		592,935

Oil, Gas & Consumable Fuels (0.1%):
202,000	Cameron International Corp., 2.50%, 6/15/26, Callable 6/20/11 @ 100	208,060

Pharmaceuticals (2.5%):
900,000	Amgen, Inc., 0.38%, 2/1/13	819,000
800,000	Amgen, Inc., 0.38%, 2/1/13	728,000
700,000	Mylan, Inc., 1.25%, 3/15/12	599,375
673,000	Omnicare, Inc., 3.25%, 12/15/35	440,815

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued
Pharmaceuticals, continued
$1,444,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	$1,391,655

		3,978,845

Total Convertible Bonds (Cost $15,513,275)		13,752,109

Corporate Bonds (6.8%):
Aerospace & Defense (0.0%):
30,000	Boeing Co., 6.00%, 3/15/19	30,812

Air Freight & Logistics (0.0%):
40,000	FedEx Corp., 5.50%, 8/15/09	40,322

Automobiles (0.0%):
60,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	53,653

Beverages (0.1%):
65,000	Anheuser-Busch InBev NV, 7.20%, 1/15/14	68,110
60,000	Coca-Cola Co. (The), 4.88%, 3/15/19	60,634
30,000	Diageo Capital plc, 7.38%, 1/15/14	32,961

		161,705

Biotechnology (0.1%):
35,000	Amgen, Inc., 5.70%, 2/1/19	35,548
45,000	Biogen Idec, Inc., 6.88%, 3/1/18	42,800
20,000	Monsanto Co., 5.13%, 4/15/18	20,194

		98,542

Capital Markets (0.1%):
70,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	58,100
25,000	Brookfield Asset Management, Inc., 5.80%, 4/25/17	16,875

		74,975

Chemicals (0.0%):
50,000	E.I. du Pont de Nemours & Co., 6.00%, 7/15/18	50,206

Commercial Banks (0.4%):
295,000	Bank of America Corp., 5.75%, 12/1/17	247,737
55,000	Bank of America Corp., 5.65%, 5/1/18	45,885
85,000	Citigroup, Inc., 6.13%, 5/15/18	73,367
105,000	HBOS plc, 6.75%, 5/21/18	80,997
20,000	National City Corp., 4.00%, 2/1/11	18,225
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	51,605
180,000	Wells Fargo & Co., 5.63%, 12/11/17	164,234

		682,050

Commercial Services & Supplies (0.1%):
70,000	Archer Daniels Midland Co., 5.45%, 3/15/18	70,047
100,000	The President & Fellows of Harvard College, 6.00%, 1/15/19	107,574
30,000	Western Union Co., 6.50%, 2/26/14	30,588

		208,209

Communications Equipment (0.1%):
55,000	Cisco Systems, Inc., 4.95%, 2/15/19	54,113
20,000	Cisco Systems, Inc., 5.90%, 2/15/39	18,376

		72,489

Computers & Peripherals (0.1%):
45,000	Hewlett-Packard Co., 4.75%, 6/2/14	45,492
30,000	Hewlett-Packard Co., 5.50%, 3/1/18	30,763

		76,255

Diversified Consumer Services (0.9%):
215,000	AIG SunAmerica Global Finance Vi, 6.30%, 5/10/11	163,895
110,000	American Express Credit Co., Series C, 7.30%, 8/20/13, MTN	102,108
10,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	9,732
100,000	Farmers Exchange Capital, 7.05%, 7/15/28	60,679
80,000	FBG Finance, Ltd., 5.13%, 6/15/15	68,093
10,000	Fedex Corp., 7.25%, 2/15/11	10,324
80,000	General Electric Capital Corp., 4.75%, 9/15/14	74,142
125,000	General Electric Capital Corp., 5.63%, 9/15/17	109,558
60,000	Household Finance Corp., 8.00%, 7/15/10	56,587
165,000	Household Finance Corp., 6.38%, 10/15/11	142,647
65,000	HSBC Finance Corp., 6.75%, 5/15/11	57,935
105,000	Nationwide Building Society, 4.25%, 2/1/10	104,017
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	31,743
75,000	Popular North America, Inc., 5.65%, 4/15/09	74,938
15,000	Procter & Gamble Co., 4.60%, 1/15/14	15,875
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	18,942
60,000	Telecom Italia Capital, 4.00%, 1/15/10	59,087
25,000	Telecom Italia Capital, 4.88%, 10/1/10	24,462
105,000	Telefonica Europe BV, 8.25%, 9/15/30	115,479
110,000	Wachovia Capital Trust III, 5.80%, 3/15/42	39,600

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$115,000	Xlliac Global Funding, 4.80%, 8/10/10	$97,154

		1,436,997

Diversified Financial Services (1.1%):
75,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	74,324
45,000	Bank of New York Mellon Corp., 5.13%, 8/27/13	46,058
90,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	92,944
30,000	Caterpillar Financial Services Corp., Series F, 4.90%, 8/15/13, MTN	28,555
135,000	Citigroup, Inc., 6.13%, 11/21/17	117,046
45,000	Credit Suisse (USA), Inc., 5.13%, 8/15/15	41,758
70,000	Credit Suisse Group, 6.00%, 2/15/18	61,054
45,000	Deutsche Telekom International Finance, 8.75%, 6/15/30	48,074
60,000	Devon Financing Corp., 7.88%, 9/30/31	61,308
90,000	E ON International Finance BV, 5.80%, 4/30/18	88,527
225,000	General Electric Capital Corp., 5.63%, 5/1/18	195,642
290,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	264,891
95,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	64,252
45,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18	29,197
55,000	John Deere Capital Corp., 5.75%, 9/10/18, MTN	52,228
210,000	JPMorgan Chase & Co., 4.75%, 5/1/13	203,557
60,000	JPMorgan Chase & Co., 6.00%, 1/15/18	60,605
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	54,747
55,000	Nisource Finance Corp., 6.80%, 1/15/19	44,199
70,000	NYSE Euronext, 4.80%, 6/28/13	69,921
45,000	Rio Tinto Finance (USA) Ltd., 6.50%, 7/15/18	39,382
50,000	Wachovia Corp., 5.50%, 5/1/13, MTN	46,103

		1,784,372

Diversified Telecommunication Services (0.4%):
70,000	AT&T Corp., 8.00%, 11/15/31	76,033
190,000	AT&T, Inc., 6.30%, 1/15/38	166,841
15,000	AT&T, Inc., 6.55%, 2/15/39	13,605
35,000	France Telecom SA, 8.50%, 3/1/31	44,128
25,000	SBC Communications, Inc., 6.15%, 9/15/34	21,903
35,000	Telecom Italia Capital, 7.00%, 6/4/18	31,724
180,000	Verizon Communications, Inc., 5.50%, 2/15/18	171,418
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	64,216
35,000	Verizon Communications, Inc., 8.95%, 3/1/39	40,222
10,000	Verizon Wireless Capital LLC, 5.55%, 2/1/14	10,008
40,000	Vodafone Group plc, 5.63%, 2/27/17	39,644

		679,742

Electric Utilities (0.4%):
30,000	Alabama Power Co., 5.80%, 11/15/13	32,218
65,000	Carolina Power & Light Co., 5.13%, 9/15/13	67,743
10,000	Consumers Energy Corp., 4.00%, 5/15/10	9,940
55,000	Detroit Edison Co., 6.13%, 10/1/10	56,632
40,000	Emerson Electric Co., 4.88%, 10/15/19	40,444
45,000	FPL Group Capital, Inc., 6.00%, 3/1/19	46,057
20,000	Georgia Power Co., 6.00%, 11/1/13	21,677
60,000	Ohio Edison, 6.40%, 7/15/16	57,190
40,000	Ohio Power Co., 6.00%, 6/1/16	38,454
25,000	PacifiCorp, 5.50%, 1/15/19	25,594
55,000	Peco Energy Co., 5.35%, 3/1/18	53,345
45,000	PPL Energy Supply LLC, 6.30%, 7/15/13	45,031
40,000	Public Service Co. of Colorado, 6.50%, 8/1/38	42,914
35,000	Union Electric Co., 6.70%, 2/1/19	33,338
80,000	Virginia Electric & Power Co., 8.88%, 11/15/38	97,804

		668,381

Electronic Equipment & Instruments (0.2%):
130,000	General Electric Co., 5.25%, 12/6/17	120,225
50,000	LG Electronics, Inc., 5.00%, 6/17/10	47,310
60,000	Philips Electronics NV, 5.75%, 3/11/18	58,987

		226,522

Energy Equipment & Services (0.0%):
55,000	Weatherford International, Ltd., 6.00%, 3/15/18	44,884

Food & Staples Retailing (0.3%):
10,000	ConAgra Foods, Inc., 7.00%, 10/1/28	9,670
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	64,158
15,000	Delhaize America, Inc., 9.00%, 4/15/31	15,943
35,000	General Mills, Inc., 5.25%, 8/15/13	36,154
10,000	Kraft Foods, Inc., 6.13%, 2/1/18	10,023
105,000	Kraft Foods, Inc., 6.13%, 8/23/18	105,251
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$5,000	Kraft Foods, Inc., 7.00%, 8/11/37	$4,957
40,000	Kroger Co., 5.00%, 4/15/13	40,144
10,000	Kroger Co., 6.40%, 8/15/17	10,266
15,000	McDonald’s Corp., Series I, 5.00%, 2/1/19, MTN	15,601
35,000	McDonald’s Corp., 5.70%, 2/1/39	33,923
55,000	Yum! Brands, Inc., 8.88%, 4/15/11	58,679
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	18,649

		423,418

Gas Utilities (0.0%):
25,000	Equitable Resources, Inc., 6.50%, 4/1/18	22,063
45,000	Texas East Transmission, 7.00%, 7/15/32	41,065

		63,128

Health Care Equipment & Supplies (0.0%):
20,000	Baxter International, Inc., 5.38%, 6/1/18	20,559

Health Care Providers & Services (0.1%):
100,000	Roche Holdings, Inc., 6.00%, 3/1/19	102,926
60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	57,646

		160,572

Household Products (0.1%):
75,000	Procter & Gamble Co., 4.70%, 2/15/19	75,651
10,000	Procter & Gamble Co., 5.55%, 3/5/37	10,185

		85,836

Industrial Conglomerates (0.1%):
45,000	Honeywell International, Inc., 5.30%, 3/1/18	45,992
60,000	Parker Hannifin Corp., Series A, 5.50%, 5/15/18, MTN	58,642

		104,634

Insurance (0.2%):
60,000	ACE INA Holdings, Inc., 5.60%, 5/15/15	55,937
130,000	Berkshire Hathaway Finance Corp., 5.40%, 5/15/18	129,127
20,000	Chubb Corp. (The), 5.75%, 5/15/18	19,748
65,000	MetLife, Inc., Series A, 6.82%, 8/15/18	55,806
55,000	Travelers Cos., Inc. (The), 5.80%, 5/15/18	53,365
35,000	WellPoint, Inc., 4.25%, 12/15/09	35,171
10,000	WellPoint, Inc., 7.00%, 2/15/19	10,005

		359,159

Machinery (0.0%):
55,000	Cooper Industries, Inc., 5.25%, 11/15/12	56,592

Media (0.4%):
10,000	Comcast Corp., 6.50%, 1/15/17	9,899
190,000	Comcast Corp., 5.70%, 5/15/18	178,211
75,000	News America, Inc., 6.90%, 3/1/19	69,981
105,000	Time Warner Cable, Inc., 6.75%, 7/1/18	98,564
60,000	Time Warner Cable, Inc., 8.75%, 2/14/19	63,709
35,000	Time Warner Cable, Inc., 8.25%, 4/1/19	35,967
105,000	Time Warner, Inc., 5.88%, 11/15/16	99,374
50,000	Viacom, Inc., 6.88%, 4/30/36	36,480
65,000	Vivendi, 6.63%, 4/4/18	59,591

		651,776

Metals & Mining (0.0%):
70,000	ArcelorMittal, 6.13%, 6/1/18	50,642

Multiline Retail (0.3%):
25,000	CVS Corp., 5.75%, 8/15/11	26,221
99,480	CVS Lease Pass Through, 6.04%, 12/10/28	74,761
80,000	Home Depot, Inc., 5.40%, 3/1/16	71,912
115,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	120,948
45,000	Wal-Mart Stores, Inc., 4.13%, 2/1/19	43,534
50,000	Walgreen Co., 5.25%, 1/15/19	50,147

		387,523

Office Electronics (0.0%):
60,000	Xerox Corp., 6.35%, 5/15/18	44,700

Oil, Gas & Consumable Fuels (0.5%):
15,000	Apache Corp., 6.90%, 9/15/18	16,358
25,000	Centerpoint Energy Resource, 7.88%, 4/1/13	25,596
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	19,846
70,000	Chevron Corp., 4.95%, 3/3/19	71,539
130,000	ConocoPhillips Co., 5.20%, 5/15/18	128,692
20,000	ConocoPhillips Co., 5.75%, 2/1/19	20,132
45,000	Encana Corp., 5.90%, 12/1/17	42,472
55,000	Enterprise Products Partners LP, 6.50%, 1/31/19	50,536
55,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	50,075
15,000	Petro-Canada, 6.05%, 5/15/18	12,899
125,000	Plains All American Pipeline, 6.70%, 5/15/36	90,467
75,000	Questar Market Resources, Inc., 6.80%, 4/1/18	67,134
80,000	Valero Energy Corp., 3.50%, 4/1/09	80,000
75,000	XTO Energy, Inc., 5.50%, 6/15/18	69,663

		745,409

Pharmaceuticals (0.5%):
336,000	Affymetrix, 3.50%, 1/15/38	176,400
85,000	Amgen, Inc., 5.85%, 6/1/17	87,040
35,000	AstraZeneca plc, 5.90%, 9/15/17	37,059
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$90,000	Bristol-Myers Squibb Co., 5.45%, 5/1/18	$92,328
85,000	GlaxoSmithKline Capital plc, 5.65%, 5/15/18	87,185
55,000	Medco Health Solutions, Inc., 7.13%, 3/15/18	54,586
55,000	Novartis Capital Corp., 4.13%, 2/10/14	56,204
155,000	Pfizer, Inc., 6.20%, 3/15/19	165,186
10,000	Wyeth, 5.50%, 2/15/16	10,171
10,000	Wyeth, 5.45%, 4/1/17	10,007

		776,166

Road & Rail (0.1%):
20,000	Canadian National Railway Co., 5.55%, 5/15/18	20,464
10,000	Norfolk Southern Corp., 5.75%, 1/15/16	10,048
70,000	Union Pacific Corp., 7.88%, 1/15/19	77,197
20,000	Union Pacific Corp., 6.13%, 2/15/20	19,467

		127,176

Semiconductors & Semiconductor Equipment (0.0%):
45,000	KLA Instruments Corp., 6.90%, 5/1/18	35,571

Software (0.1%):
70,000	Oracle Corp., 5.75%, 4/15/18	73,053

Tobacco (0.1%):
30,000	Altria Group, Inc., 9.25%, 8/6/19	32,076
40,000	BAT International Finance plc, 9.50%, 11/15/18	45,447
110,000	Philip Morris International, Inc., 5.65%, 5/16/18	109,297

		186,820

Total Corporate Bonds (Cost $11,700,668)		10,742,850

Preferred Stocks (2.2%):
Commercial Services & Supplies (0.3%):
10,000	Archer Daniels	367,300
6,715	Avery Dennison	169,554

		536,854

Diversified Financial Services (0.2%):
5,108	KeyCorp, Series A	365,375

Health Care Providers & Services (0.2%):
310	HealthSouth Corp.	132,525
370	HealthSouth Corp.	158,175

		290,700

Household Durables (0.1%):
8,900	Newell Financial Trust I	165,206

Metals & Mining (0.7%):
1,190	Freeport-McMoran Copper & Gold, Inc.	1,082,900

Multi-Utilities (0.2%):
20,000	Centerpointe Energy, Inc.	335,000

Pharmaceuticals (0.5%):
18,000	El Paso Energy Capital Trust I	450,000
8,000	Omnicare Capital Trust II	265,000

		715,000

Total Preferred Stocks (Cost $4,748,182)		3,491,035

U.S. Government Agency Mortgages (1.0%):
Federal Home Loan Mortgage Corporation (0.6%)
878	11.00%, 9/1/15, Pool #170141	1,006
2,478	10.00%, 9/1/17, Pool #555283	2,635
4,776	10.50%, 11/1/17, Pool #360016	5,437
700,000	6.75%, 3/15/31	933,701

		942,779

Federal National Mortgage Association (0.4%)
1,256	10.50%, 12/1/16, Pool #124783	1,451
515,000	6.63%, 11/15/30	675,815
597	8.00%, 7/1/31, Pool #253905	648

		677,914

Total U.S. Government Agency Mortgages (Cost $1,393,952)		1,620,693

U.S. Treasury Obligations (9.6%):
U.S. Treasury Bonds (0.4%)
150,000	5.25%, 2/15/29	184,711
540,000	3.50%, 2/15/39	533,590

		718,301

U.S. Treasury Notes (9.2%)
500,000	0.88%, 12/31/10	500,918
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

Shares or Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
$1,900,000	0.88%, 2/28/11	$1,903,629
2,800,000	0.88%, 3/31/11	2,803,719
700,000	4.75%, 3/31/11	755,343
2,370,000	4.63%, 2/29/12	2,609,223
250,000	4.38%, 8/15/12	276,406
180,000	4.13%, 8/31/12	197,128
3,630,000	2.75%, 10/31/13	3,828,518
250,000	1.75%, 1/31/14	251,700
350,000	1.88%, 2/28/14	353,829
500,000	1.75%, 3/31/14	501,719
180,000	3.75%, 11/15/18	196,214
313,000	2.75%, 2/15/19	314,712

		14,493,058

Total U.S. Treasury Obligations (Cost $14,918,061)		15,211,359

Asset Backed Securities (0.3%):
73,399	America West Airlines, 7.10%, 4/2/21	54,853
42,204	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	40,264
134,866	Capital Auto Receivables Asset Trust, 4.98%, 5/15/11	135,017
35,161	Capital One Auto Finance Trust, 5.07%, 7/15/11	34,425
31,034	CIT Equipment Collateral, 5.07%, 2/20/10	31,012
75,044	Ford Credit Auto Owner Trust, 5.26%, 10/15/10	75,348
34,117	Harley-Davidson Motorcycle Trust, 4.07%, 2/15/12	33,453
52,917	Harley-Davidson Motorcycle Trust, 4.41%, 6/15/12	51,779

Total Asset Backed Securities (Cost $483,038)		456,151

Yankee Dollars (0.2%):
Beverages (0.0%):
40,000	Diageo Capital plc, 5.75%, 10/23/17	40,776

Diversified Financial Services (0.1%):
25,000	BP Capital Markets plc, 3.88%, 3/10/15	25,075
55,000	BP Capital Markets plc, 4.75%, 3/10/19	54,111

		79,186

Electric Utilities (0.1%):
90,000	Electricite de France, 6.50%, 1/26/19	92,713

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	39,988

Oil, Gas & Consumable Fuels (0.0%):
45,000	Transocean, Inc., 6.00%, 3/15/18	42,395

Pharmaceuticals (0.0%):
30,000	AstraZeneca plc, 6.45%, 9/15/37	31,119

Road & Rail (0.0%):
15,000	Canadian National Railway Co., 5.55%, 3/1/19	15,418

Total Yankee Dollars (Cost $340,828)		341,595

Investment Company (12.5%):
19,691,073	Dreyfus Treasury Prime Cash Management, 0.09%(a)	19,691,073

Total Investment Company (Cost $19,691,073)		19,691,073

Total Investment Securities (Cost $177,597,921)(b)—100.1%		158,382,568

Net other assets (liabilities) — (0.1)%		(130,618)

NET ASSETS — 100.0%		$158,251,950

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

+	All or a portion of the security is segregated as collateral for futures contracts.

ADR	American Depository Receipt

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Liability Co.

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $181,079,316. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,732,650
Unrealized depreciation	(26,429,398)

Net unrealized depreciation	$(22,696,748)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	86.0%
United Kingdom	4.0%
Netherlands	3.3%
Switzerland	1.9%
Germany	1.7%
Bermuda	1.5%
Japan	1.3%
Canada	0.1%
France	0.1%
Luxemburg	0.1%
Australia	0.0%
Belgium	0.0%
Korea	0.0%

Total	100.0%

Futures Contracts
The following open future contracts as of March 31, 2009.

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/09	110	$(9,595)
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.7%):
Automobiles (3.4%):
465,463	Harley-Davidson, Inc.	$6,232,550

Beverages (5.5%):
99,259	Brown-Forman Corp., Class B	3,854,227
876,871	C&C Group plc	1,514,019
376,461	Diageo plc	4,250,053
5,682	Pernod-Ricard SA	317,534

		9,935,833

Chemicals (2.9%):
153,400	Scotts Co., Class A	5,322,980

Commercial Services & Supplies (4.2%):
1,207,296	Experian plc	7,561,871

Diversified Consumer Services (3.8%):
160,035	Career Education Corp.*	3,834,439
162,041	Weight Watchers International, Inc.	3,005,860

		6,840,299

Diversified Financial Services (3.1%):
248,184	Moody’s Corp.	5,688,377

Food Products (16.1%):
858,090	Cadbury plc	6,479,602
103,265	Groupe Danone	5,039,889
109,671	Kellogg Co.	4,017,249
192,115	SFR Nestle SA, Class B	6,505,280
379,031	Unilever plc	7,182,594

		29,224,614

Hotels, Restaurants & Leisure (2.4%):
386,129	Starbucks Corp.*	4,289,893

Household Durables (1.6%):
120,011	Fortune Brands, Inc.	2,946,270

Household Products (8.7%):
214,000	Kao Corp.	4,196,619
104,672	Procter & Gamble Co. (The)	4,929,004
175,218	Reckitt Benckiser Group plc	6,593,168

		15,718,791

Internet Software & Services (2.5%):
360,304	eBay, Inc.*	4,525,418

Machinery (2.3%):
203,750	Kone Oyj, B Shares	4,221,102

Media (10.4%):
229,711	McGraw-Hill Cos., Inc. (The)	5,253,490
599,902	Reed Elsevier NV	6,414,288
442,836	Wolters Kluwer CVA NV	7,188,318

		18,856,096

Personal Products (2.2%):
163,589	Estee Lauder Co., Inc. (The), Class A	4,032,469

Pharmaceuticals (2.5%):
118,740	Novartis AG, Registered Shares	4,483,275

Tobacco (23.1%):
627,708	British American Tobacco plc	14,532,077
477,949	Imperial Tobacco Group plc	10,732,108
231,449	Philip Morris International, Inc.	8,234,955
589,582	Swedish Match AB	8,526,750

		42,025,890

Total Common Stocks (Cost $221,229,561)		171,905,728

Investment Company (4.1%):
7,533,232	Dreyfus Treasury Prime Cash Management, 0.09%(a)	7,533,232

Total Investment Company (Cost $7,533,232)		7,533,232

Total Investment Securities (Cost $228,762,793)(b)—98.8%		179,438,960

Net other assets (liabilities) — 1.2%		2,089,109

NET ASSETS — 100.0%		$181,528,069

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

PLC	Public Liability Co.

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $233,837,497. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,367,101
Unrealized depreciation	(63,765,638)

Net unrealized depreciation	$(54,398,537)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	41.0%
United Kingdom	27.7%
Netherlands	7.6%
Switzerland	6.1%
Ireland	5.1%
Sweden	4.8%
France	3.0%
Finland	2.4%
Japan	2.3%

Total	100.0%

As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract	Fair	Unrealized Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 14,450,000 British Sterling Pounds in exchange for U.S.Dollars	4/28/09	$21,033,799	$20,731,033	$302,766
Deliver 127,210 European Euro in exchange for U.S.Dollars	4/1/09	168,006	168,985	(979)
Deliver 196,116 European Euro in exchange for U.S.Dollars	4/2/09	260,717	260,519	198

				$301,985

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.1%):
Diversified Financial Services (1.2%):
56,362	HCP, Inc.	$1,006,062

Diversified REITs (9.5%):
182,448	British Land Co. plc	942,197
2,551	Fonciere des Regions	119,649
4,387	Gecina SA	168,377
16,773	Insight Foundation Property Trust	5,509
32,305	Liberty Property Trust	611,857
6,962	PS Business Parks, Inc.	256,550
339,956	Segro plc	111,965
7,671	Stockland Trust Group*	15,303
73,913	Stockland Trust Group	159,841
20,901	Unibail	2,973,368
40,416	Ventas, Inc.	913,806
37,363	Vornado Realty Trust	1,241,946
4,801	Wereldhave NV	336,492

		7,856,860

Health Care Providers & Services (0.4%):
14,225	Assisted Living Concepts, Inc., Class A*	192,891
10,230	Capital Senior Living Corp.*	24,961
9,501	Care Investment Trust, Inc.	51,876
14,400	Extendicare Real Estate Investment Trust	48,895

		318,623

Industrial REITs (0.7%):
21,525	AMB Property Corp.	309,960
210,838	Brixton plc	53,597
38,060	DCT Industrial Trust, Inc.	120,650
46,974	Prologis European Properties	84,877

		569,084

Office REITs (6.5%):
41,529	Boston Properties, Inc.	1,454,761
259	Cofinimmo SA	27,617
264,889	Commonwealth Property Office Fund	167,262
45,211	Derwent Valley Holdings plc	430,694
48,264	Great Portland Estates plc	168,601
7,567	ICADE	536,019
60	Japan Real Estate Investment Corp.	463,387
32,524	Mack-Cali Realty Corp.	644,300
90	Nippon Building Fund, Inc.	778,737
6,101	Societe Immobiliere de Locationpour l’Industrie et le Commerce	457,963
720,000	Starhill Global REIT	215,531

		5,344,872

Real Estate Investment Trusts (REITs) (0.1%):
3,960	LTC Properties, Inc.	69,458

Real Estate Management & Development (42.7%):
27,666	Alstria Office AG	136,705
323,609	Beni Stabili SPA	178,305
87,565	Big Yellow Group plc	239,221
254,592	Brookfield Properties Corp.	1,461,358
10,328	CA Immobilien Anlagen AG*	50,101
76,325	Capital & Regional plc	18,615
440,000	Capitaland, Ltd.	676,487
22,735	Castellum AB	127,881
1,315,120	China Overseas Land & Investment, Ltd.	2,058,007
725,000	China Resources Land, Ltd.	1,119,949
47,640	Citycon Oyj	92,162
24,170	Conwert Immobilien Invest AG*	152,907
55,930	Forest City Enterprises, Inc., Class A	201,348
71,011	Grainger Trust plc	104,245
1,880,500	Guangzhou R&F Properties Co., Ltd.	2,176,350
355,000	Hang Lung Properties, Ltd.	833,915
273,300	Henderson Land Development Co., Ltd.	1,040,584
1,139,500	Hongkong Land Holdings, Ltd.	2,600,889
80,648	Hufvudstaden AB	415,763
489,790	Hysan Development Co., Ltd.	828,045
861,303	Kerry Properties, Ltd.	2,072,381
157,758	Minerva plc*	15,256
385,000	Mitsubishi Estate Co., Ltd.	4,395,449
341,000	Mitsui Fudosan Co., Ltd.	3,740,941
35,128	Morgans Hotel Group*	109,248
759	NTT Urban Development Corp.	609,903
14,339	PSP Swiss Property AG	605,731
106,691	Quintain Estates & Development plc	12,907
30,639	Sponda Oyj*	84,517
205,000	Sumitomo Realty & Development Co.	2,289,159
691,800	Sun Hung Kai Properties, Ltd.	6,197,122
48,000	Swire Pacific, Ltd., Class A	320,293
81,737	Unite Group plc	80,050
279,000	Wheelock Properties, Ltd.	165,284

		35,211,078

Residential REITs (6.8%):
42,008	AvalonBay Communities, Inc.	1,976,896
28,395	Camden Property Trust	612,764
17,478	Equity Lifestyle Properties, Inc.	665,912
104,691	Equity Residential Properties Trust	1,921,080
41,905	Post Properties, Inc.	424,917
79,246	Strategic Hotels & Resorts, Inc.	54,680

		5,656,249

Retail REITs (20.0%):
25,048	Acadia Realty Trust	265,759
66,800	BR Malls Participacoes SA*	410,479
204,000	CapitaMall Trust	177,420
498,645	CFS Retail Property Trust	565,459
21,449	Corio NV	885,703
8,673	Eurocommercial Properties NV	236,061
29,123	Federal Realty Investment Trust	1,339,658
270,667	Hammerson plc	994,374
19,368	Klepierre	340,928
235,651	Land Securities Group plc	1,475,041
46,195	Liberty International plc	256,147
9,695	Ramco-Gershenson Properties Trust	62,533
45,521	Regency Centers Corp.	1,209,493
22,970	RioCan	228,698
61,217	Simon Property Group, Inc.	2,120,557
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Retail REITs, continued
127,428	Starwood Hotels & Resorts Worldwide, Inc.	$1,618,335
6,625	Taubman Centers, Inc.	112,890
5,060	Vastned Retail NV	204,391
580,825	Westfield Group	4,051,289

		16,555,215

Specialized REITs (5.2%):
17,725	DiamondRock Hospitality Co.	71,077
36,046	Healthcare Realty Trust, Inc.	540,330
195,930	Host Hotels & Resorts, Inc.	768,046
3,195	LaSalle Hotel Properties	18,659
30,838	Public Storage, Inc.	1,703,799
174,293	Safestore Holdings, Ltd.	134,170
62,544	Senior Housing Properties Trust	876,867
7,737	Sovran Self Storage, Inc.	155,359

		4,268,307

Total Common Stocks (Cost $143,143,497)		76,855,808

Rights (0.2%):
Diversified REITs (0.2%):
2,456,472	Segro plc	169,154

Total Rights (Cost $1,066,562)		169,154

Investment Company (5.1%):
4,172,593	Dreyfus Treasury Prime Cash Management, 0.09%(a)	4,172,593

Total Investment Company (Cost $4,172,593)		4,172,593

Total Investment Securities (Cost $148,382,652)(b)—98.4%		81,197,555

Net other assets (liabilities) — 1.6%		1,348,951

NET ASSETS — 100.0%		$82,546,506

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

PLC	Public Liability Co.

REIT	Real Estate Investment Trust

SPA	Standby Purchase Agreement

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $156,955,012. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$172,417
Unrealized depreciation	(75,929,874)

Net unrealized depreciation	$(75,757,457)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	34.5%
Hong Kong	20.5%
Japan	15.1%
United Kingdom	6.4%
Australia	6.1%
France	5.7%
Bermuda	3.2%
Canada	2.1%
Netherlands	2.0%
Singapore	1.5%
Sweden	0.7%
Switzerland	0.7%
Brazil	0.5%
Austria	0.3%
Finland	0.2%
Germany	0.2%
Italy	0.2%
Luxemburg	0.1%
Belgium	0.0%

Total	100.0%

As of March 31, 2009 the Fund’s open foreign currency exchange contracts were as follows:

Long Contracts	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive 11,409 Australian Dollars in exchange for U.S. Dollars	4/1/09	$7,872	$7,930	$58
Receive 22,992 European Euros in exchange for U.S. Dollars	4/1/09	30,572	30,542	(30)
Receive 692,443 Hong Kong Dollars in exchange for U.S. Dollars	4/1/09	89,345	89,343	(2)
Receive 16,395,208 Japanese Yen in exchange for U.S. Dollars	4/2/09	167,400	165,658	(1,742)

				$(1,716)

Short Contracts	Delivery Date	Contract Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Deliver 26,916 British Sterling Pounds in exchange for U.S. Dollars	4/2/09	$38,613	$38,613	$0
Deliver 28,907 European Euros in exchange for U.S. Dollars	4/2/09	38,613	38,400	213
Deliver 466 Singapore Dollars in exchange for U.S. Dollars	4/1/09	307	307	0
Deliver 450 Singapore Dollars in exchange for U.S. Dollars	4/2/09	296	296	0

				$213

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (92.2%):
Aerospace & Defense (1.0%):
36,960	Raytheon Co.	$1,439,222

Auto Components (0.4%):
31,500	Autoliv, Inc.	584,955

Automobiles (0.4%):
47,990	Harley-Davidson, Inc.	642,586

Beverages (1.2%):
38,960	Coca-Cola Co. (The)	1,712,292

Capital Markets (1.4%):
130,160	Charles Schwab Corp.	2,017,480

Commercial Banks (2.3%):
98,260	KeyCorp	773,306
56,300	Mitsubishi UFJ Financial Group, Inc., ADR	276,996
101,030	Mizuho Financial Group, Inc., ADR*	397,048
46,570	PNC Financial Services Group, Inc.	1,364,035
12,700	Sumitomo Mitsui Financial Group, Inc.	448,068

		3,259,453

Commercial Services & Supplies (1.1%):
25,301	Manpower, Inc.	797,741
39,900	Robert Half International, Inc.	711,417

		1,509,158

Communications Equipment (1.7%):
139,000	Cisco Systems, Inc.*	2,331,030

Computers & Peripherals (2.0%):
37,140	EMC Corp.*	423,396
73,990	Hewlett-Packard Co.	2,372,119

		2,795,515

Diversified Financial Services (4.8%):
255,596	JPMorgan Chase & Co.	6,793,742

Diversified Telecommunication Services (2.8%):
128,460	Verizon Communications, Inc.	3,879,492

Electric Utilities (4.5%):
124,674	American Electric Power Co., Inc.	3,149,265
20,819	Entergy Corp.	1,417,566
44,950	FirstEnergy Corp.	1,735,070

		6,301,901

Electronic Equipment & Instruments (1.0%):
87,500	Agilent Technologies, Inc.*	1,344,875

Energy Equipment & Services (1.2%):
40,220	Schlumberger, Ltd.	1,633,736

Food & Staples Retailing (1.8%):
47,450	Wal-Mart Stores, Inc.	2,472,145

Food Products (5.7%):
125,412	Cadbury plc, ADR	3,799,984
213,280	Unilever NV, New York Shares	4,180,288

		7,980,272

Health Care Equipment & Supplies (2.4%):
174,880	Boston Scientific Corp.*	1,390,296
59,355	Covidien, Ltd.	1,972,960

		3,363,256

Health Care Providers & Services (0.8%):
35,410	Cardinal Health, Inc.	1,114,707

Hotels, Restaurants & Leisure (0.8%):
99,820	Starbucks Corp.*	1,109,000

Household Durables (1.3%):
89,870	Sony Corp., SP ADR	1,854,018

Household Products (1.1%):
31,730	Procter & Gamble Co. (The)	1,494,166

Industrial Conglomerates (2.4%):
32,400	Siemens AG, ADR	1,845,828
81,465	Tyco International, Ltd.	1,593,455

		3,439,283

Insurance (7.8%):
63,150	Chubb Corp. (The)	2,672,508
253,640	Marsh & McLennan Cos., Inc.	5,136,210
76,028	Travelers Cos., Inc. (The)	3,089,778

		10,898,496

Internet Software & Services (1.9%):
210,230	eBay, Inc.*	2,640,489

Machinery (0.9%):
89,500	Ingersoll Rand Co., Class A	1,235,100

Media (7.5%):
197,170	Comcast Corp., Class A	2,689,399
44,512	Time Warner Cable, Inc.	1,103,888
177,330	Time Warner, Inc.	3,422,469
189,790	Viacom, Inc., Class B*	3,298,550

		10,514,306

Metals & Mining (3.0%):
35,400	Freeport-McMoRan Copper & Gold, Inc., Class B	1,349,094
65,610	Newmont Mining Corp.	2,936,704

		4,285,798

Multiline Retail (0.7%):
105,560	Macy’s, Inc.	939,484

Oil, Gas & Consumable Fuels (12.4%):
57,370	Anadarko Petroleum Corp.	2,231,119
40,430	BP plc, SP ADR	1,621,243
21,168	ConocoPhillips	828,939
27,470	Devon Energy Corp.	1,227,634
48,382	Exxon Mobil Corp.	3,294,814
33,873	Hess Corp.	1,835,917
62,020	Occidental Petroleum Corp.	3,451,413
65,280	Royal Dutch Shell plc, ADR	2,891,904

		17,382,983

Personal Products (1.0%):
56,700	Estee Lauder Co., Inc. (The), Class A	1,397,655

Pharmaceuticals (8.7%):
43,940	Abbott Laboratories	2,095,938
41,520	Bayer AG, ADR	1,985,071
140,610	Bristol-Myers Squibb Co.	3,082,171
72,460	Roche Holding AG, ADR	2,492,624
105,370	Schering Plough Corp.	2,481,464

		12,137,268

Semiconductors & Semiconductor Equipment (2.6%):
64,200	ASML Holding NV	1,124,142
110,890	Intel Corp.	1,668,894
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
38,762	Lam Research Corp.*	$882,611

		3,675,647

Software (0.3%):
27,629	Symantec Corp.*	412,777

Specialty Retail (2.5%):
146,410	Home Depot, Inc.	3,449,420

Tobacco (0.8%):
31,913	Philip Morris International, Inc.	1,135,465

Total Common Stocks (Cost $159,401,048)		129,177,172

Investment Company (7.6%):
10,691,859	Dreyfus Treasury Prime Cash Management, 0.09%(a)	10,691,859

Total Investment Company (Cost $10,691,859)		10,691,859

Total Investment Securities (Cost $170,092,907)(b)—99.8%		139,869,031

Net other assets (liabilities) — 0.2%		231,297

NET ASSETS — 100.0%		$140,100,328

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

+	All or a portion of the security is segregated as collateral for futures contracts.

ADR	American Depository Receipt

PLC	Public Liability Co.

(a)	The rate represents the effective yield at March 31, 2009.

(b)	Cost for federal income tax purposes is $172,228,969. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,158,941
Unrealized depreciation	(38,518,879)

Net unrealized depreciation	$(32,359,938)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	79.1%
United Kingdom	5.9%
Netherlands	5.0%
Switzerland	2.9%
Germany	2.7%
Bermuda	2.3%
Japan	2.1%

Total	100.0%

Futures Contracts
Securities with an aggregate fair value of $10,691,859 have been segregated with the broker to cover margin requirements for the following open contracts as of March 31, 2009.

				Unrealized
			Number of	Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/09	65	$(2,492)
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (92.6%):
Air Freight & Logistics (5.1%):
110,426	C.H. Robinson Worldwide, Inc.	$5,036,530
232,095	Expeditors International of Washington, Inc.	6,565,968

		11,602,498

Capital Markets (2.3%):
212,937	Calamos Asset Management, Inc., Class A	1,024,227
121,232	Morningstar, Inc.*	4,140,073

		5,164,300

Chemicals (2.5%):
80,849	Intrepid Potash, Inc.*	1,491,664
271,157	Nalco Holding Co.	3,544,022
92,671	Rockwood Holdings, Inc.*	735,808

		5,771,494

Commercial Services & Supplies (2.5%):
118,511	Corporate Executive Board Co.	1,718,410
433,287	Groupe Aeroplan, Inc.	2,694,939
166,703	Monster Worldwide, Inc.*	1,358,629

		5,771,978

Construction & Engineering (1.9%):
113,518	Aecom Technology Corp.*	2,960,549
147,654	Gafisa SA, ADR	1,475,063

		4,435,612

Construction Materials (3.4%):
83,391	Martin Marietta Materials, Inc.	6,612,906
52,194	Texas Industries, Inc.	1,304,850

		7,917,756

Distributors (3.1%):
2,990,121	Li & Fung, Ltd.	7,023,685

Diversified Consumer Services (3.0%):
75,548	New Oriental Education & Technology Group, Inc., ADR*	3,796,287
17,723	Strayer Education, Inc.	3,187,836

		6,984,123

Diversified Financial Services (8.0%):
37,427	Greenhill & Co., Inc.	2,763,984
53,047	Intercontinental Exchange, Inc.*	3,950,410
321,544	Leucadia National Corp.*	4,787,790
46,291	Moody’s Corp.	1,060,990
472,931	Redecard SA	5,732,682

		18,295,856

Gas Utilities (1.0%):
76,794	Questar Corp.	2,260,047

Health Care Equipment & Supplies (4.7%):
100,916	Gen-Probe, Inc.*	4,599,751
17,089	Intuitive Surgical, Inc.*	1,629,607
162,545	Ironwood Pharmaceuticals, Inc.*(a)(b)	1,950,540
145,777	Mindray Medical International, Ltd., ADR	2,698,332

		10,878,230

Hotels, Restaurants & Leisure (5.7%):
192,324	Ctrip.com International, Ltd., ADR	5,269,677
439,428	Starbucks Corp.*	4,882,045
149,811	Wynn Resorts, Ltd.*	2,991,726

		13,143,448

Household Durables (1.6%):
43,786	Mohawk Industries, Inc.*	1,307,888
5,631	NVR, Inc.*	2,408,660

		3,716,548

Insurance (1.0%):
8,636	Allegheny Corp.*	2,338,980

Internet & Catalog Retail (2.4%):
71,210	Priceline.com, Inc.*	5,609,924

Internet Software & Services (5.8%):
2,955,000	Alibaba.com, Ltd.*(c)	2,715,255
33,210	Baidu, Inc., ADR*	5,864,886
42,943	Equinix, Inc.*	2,411,250
187,821	Yahoo!, Inc.*	2,405,987

		13,397,378

Life Sciences Tools & Services (7.1%):
275,916	Illumina, Inc.*	10,275,112
110,951	Techne Corp.	6,070,129

		16,345,241

Media (1.7%):
116,484	Discovery Communications, Inc., Class A*	1,866,074
139,141	Discovery Communications, Inc., Class C*	2,038,416

		3,904,490

Oil, Gas & Consumable Fuels (11.6%):
185,979	Covanta Holding Corp.*	2,434,465
73,212	Petrohawk Energy Corp.*	1,407,867
58,262	Range Resources Corp.	2,398,064
345,426	Southwestern Energy Co.*	10,255,698
283,262	Ultra Petroleum Corp.*	10,166,273

		26,662,367

Pharmaceuticals (1.5%):
71,582	Allergan, Inc.	3,418,756

Real Estate Management & Development (1.6%):
262,272	Brookfield Asset Management, Inc., Class A	3,614,108

Software (11.3%):
147,400	Autodesk, Inc.*	2,477,794
117,440	IHS, Inc., Class A*	4,836,179
166,498	Salesforce.com, Inc.*	5,449,480
1,226,800	Tencent Holdings, Ltd.	9,115,549
255,180	Teradata Corp.*	4,139,020

		26,018,022

Specialty Retail (1.6%):
113,852	Abercrombie & Fitch Co., Class A	2,709,678
120,519	Lululemon Athletica, Inc.*	1,043,694

		3,753,372

Transportation Infrastructure (0.9%):
113,809	Grupo Aeroportuario del Pacifico SA de CV, ADR	2,077,014

Wireless Telecommunication Services (1.3%):
28,606	Millicom International Cellular SA	1,059,566
122,717	NII Holdings, Inc.*	1,840,755

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
March 31, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
		$2,900,321

Total Common Stocks (Cost $322,520,736)		213,005,548

Investment Company (7.3%):
16,721,943	Dreyfus Treasury Prime Cash Management, 0.09%(d)	16,721,943

Total Investment Company (Cost $16,721,943)		16,721,943

Total Investment Securities (Cost $339,242,679)(e)—99.9%		229,727,491

Net other assets (liabilities) — 0.1%		160,806

NET ASSETS — 100.0%		$229,888,297

Percentages indicated are based on net assets as of March 31, 2009.

*	Non-income producing security

ADR	American Depository Receipt

(a)	Security was fair valued as of March 31, 2009. Represents 0.8% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2009, these securities represent 0.8% of the net assets of the Fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(d)	The rate represents the effective yield at March 31, 2009.

(e)	Cost for federal income tax purposes is $343,435,160. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,936,946
Unrealized depreciation	(129,644,615)

Net unrealized depreciation	$(113,707,669)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2009:

Country	Percentage
United States	72.0%
Canada	7.6%
Hong Kong	7.0%
Cayman Islands	6.5%
Brazil	3.1%
China	2.4%
Mexico	0.9%
Luxemburg	0.5%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2009 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 34 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:
•	AZL AIM International Equity Fund

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)

•	AZL Columbia Mid Cap Value Fund

•	AZL Columbia Small Cap Value Fund

•	AZL Columbia Technology Fund

•	AZL Davis NY Venture Fund

•	AZL Dreyfus Founders Equity Fund

•	AZL First Trust Target Double Play Fund

•	AZL Franklin Small Cap Value Fund

•	AZL Jennison 20/20 Focus Fund

•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)

•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)

•	AZL Money Market Fund

•	AZL NACM International Fund

•	AZL OCC Opportunity Fund

•	AZL Oppenheimer Global Fund

•	AZL Oppenheimer International Growth Fund

•	AZL PIMCO Fundamental IndexPLUS Total Return Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Schroder International Small Cap Fund

•	AZL Small Cap Stock Index Fund

•	AZL TargetPLUS Balanced Fund

•	AZL TargetPLUS Equity Fund

•	AZL TargetPLUS Growth Fund

•	AZL TargetPLUS Moderate Fund

•	AZL Turner Quantitative Small Cap Growth Fund

•	AZL Van Kampen Comstock Fund

•	AZL Van Kampen Equity and Income Fund

•	AZL Van Kampen Global Franchise Fund

•	AZL Van Kampen Global Real Estate Fund

•	AZL Van Kampen Growth and Income Fund

•	AZL Van Kampen Mid Cap Growth Fund
All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds except the AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund offer a single class of shares of the Funds’. The AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund each offer Class 1 and Class 2 shares of the Funds’.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.
Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange (“NYSE”). Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.
Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE (generally 4 PM Eastern Time). The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.
Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.
Mortgage Dollar Roll Transactions
The AZL PIMCO Fundamental IndexPLUS Total Return Fund and AZL Van Kampen Equity and Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Funds sell a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Funds will not be entitled to receive any interest or principal paid on the securities sold. The Funds are compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Funds may also be compensated by receipt of a commitment fee.
Repurchase Agreements
Under the terms of a repurchase agreement, the Funds (except for the AZL Schroder Emerging Markets Equity Fund and AZL Turner Quantitative Small Cap Growth Fund) would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Sub adviser deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Funds holding the obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Funds were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Funds would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trustees believes that, under the regular procedures normally in effect for the custody of a Funds’ securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.
Futures Contracts
The Funds (except for the AZL First Trust Target Double Play Fund, AZL Money Market Fund, AZL TargetPLUS Equity Fund and AZL Turner Quantitative Small Cap Growth Fund) may enter into futures contracts. The Funds may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
Loan Participations and Assignments
The AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund (collectively, the “PLUS Funds”) may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”)

that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
Options Contracts
The PLUS Funds may write call and put options on instruments in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When the Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Funds as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The PLUS Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
The writing or purchasing of options subjects the PLUS Funds to equity price risk related to stock options and interest rate risk on bond, time deposit, and interest rate options.
Transactions in options written during the quarter ended March 31, 2009 for the AZL PIMCO Fundamental Index Total Return Fund were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2008	(914)	$(279,065)
Options written	(165)	(13,237)
Options exercised	—	—
Options bought back	630	199,065
Options expired	239	77,506

Options outstanding at March 31, 2009	(210)	$(15,731)

Transactions in options written during the quarter ended March 31, 2009 for the AZL TargetPLUS Balanced Fund were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2008	(100)	$(28,200)
Options written	(305)	(18,828)
Options exercised	—	—
Options bought back	—	—
Options expired	7	1,645

Options outstanding at March 31, 2009	(398)	$(45,383)

Transactions in options written during the quarter ended March 31, 2009 for the AZL TargetPLUS Moderate Fund were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2008	(150)	$(42,300)
Options written	(113)	(3,990)
Options exercised	—	—
Options bought back	50	14,100
Options expired	—	—

Options outstanding at March 31, 2009	(213)	$(32,190)

Transactions in options written during the quarter ended March 31, 2009 for the AZL TargetPLUS Growth Fund were as follows:

	Number of	Premiums
Written Option Transactions	Contracts	Received
Options outstanding at December 31, 2008	(130)	$(36,660)
Options written	(113)	(3,990)
Options exercised	—	—
Options bought back	50	14,100
Options expired	—	—

Options outstanding at March 31, 2009	(193)	$(26,550)

Swap Agreements
The PLUS Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.
Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. As a seller, the Funds would effectively add leverage to its portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the notional amount of the referenced debt obligation to the counterparty in exchange for the defaulted obligation, or the seller would be required to pay a net settlement amount to the counterparty equal to the notional amount of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds used credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swap agreements on credit indices involve a party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms, including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds. Purchasing credit default swaps on indices is less expensive than buying many credit default swaps to hedge a portfolio. Credit default swaps on indices protect investors owning bonds against default and can also be used to speculate on changes in credit quality.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily.
Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swaps, equity price risk related to stock index total return swaps, and interest rate risk related to interest rate swaps) and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of swap agreement counterparty.
The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Short Sales
The PLUS Funds may engage in short sales. The Funds may also incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as the Funds that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Securities Lending
To generate additional income, each Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At March 31, 2009, the Funds had no amounts outstanding related to securities lending.
3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid.
At March 31, 2009, the AZL Davis NY Venture Fund held restricted illiquid securities representing 0.8% of the net assets of Fund all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Principal Amount	Value
Harley-Davidson, Inc., 15.00%, 2/1/14	2/2/09	$3,000,000	$3,000,000	$3,023,826
Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	688,000	688,000	458,380
At March 31, 2009, the AZL Oppenheimer International Growth Fund held restricted illiquid securities representing 0.0% of the net assets of the Fund all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Art Advanced Research Technologies, Inc.	4/3/07	$450,225	957,913	$34,198
At March 31, 2009, the AZL PIMCO Fundamental IndexPLUS Total Return Fund held restricted illiquid securities representing 0.9% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2009 are identified below:

	Acquisition	Acquisition	Shares or	Fair
Security	Date	Cost	Contracts	Value
Preferred Stock:
DG Funding Trust	10/11/06	$361,688	34	$339,681

Purchased Options:

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @3.45, Exp. 8/3/09	4/15/08	86,240	770	289,295

At March 31, 2009, the AZL Van Kampen Mid Cap Growth Fund held restricted illiquid securities representing 0.8% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of March 31, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Ironwood Pharmaceuticals, Inc.	9/11/08	$1,950,540	162,545	$1,950,540
4. Investment Valuation Summary
The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant			LEVEL 3 - Significant			Total
	Investment	Other Financial	Securities Sold Short	Investment	Other Financial	Securities Sold Short	Investment	Other Financial	Securities Sold Short	Investment	Other Financial	Securities Sold Short
Fund Name	Securities	Instruments*	and Written Options	Securities	Instruments*	and Written Options	Securities	Instruments*	and Written Options	Securities	Instruments*	and Written Options
AZL AIM International Equity Fund	$41,016,301	$—	$—	$119,386,013	$637	$—	$—	$—	$—	$160,402,314	$637	$—
AZL BlackRock Capital Appreciation Fund	117,891,848	—	—	—	—	—	—	—	—	117,891,848	—	—
AZL BlackRock Growth Fund	124,342,679	—	—	—	—	—	—	—	—	124,342,679	—	—
AZL Columbia Mid Cap Value Fund	58,508,051	—	—	122,460	—	—	—	—	—	58,630,511	—	—
AZL Columbia Small Cap Value Fund	33,572,086	—	—	—	—	—	—	—	—	33,572,086	—	—
AZL Columbia Technology Fund	44,409,485	—	—	629,477	—	—	—	—	—	45,038,962	—	—
AZL Davis NY Venture Fund	395,903,849	—	—	28,938,973	—	—	—	—	—	424,842,822	—	—
AZL Dreyfus Founders Equity Growth Fund	115,507,607	—	—	—	—	—	—	—	—	115,507,607	—	—
AZL First Trust Target Double Play Fund	56,981,518	—	—	—	—	—	—	—	—	56,981,518	—	—
AZL Franklin Small Cap Value Fund	162,242,273	—	—	—	—	—	—	—	—	162,242,273	—	—
AZL Jennison 20/20 Focus Fund	290,710,211	—	—	—	—	—	—	—	—	290,710,211	—	—
AZL JPMorgan Large Cap Equity Fund	52,681,987	—	—	—	—	—	—	—	—	52,681,987	—	—
AZL JPMorgan U.S. Equity Fund	57,722,682	—	—	—	—	—	—	—	—	57,722,682	—	—
AZL Money Market Fund	400	—	—	1,147,579,147	—	—	—	—	—	1,147,579,547	—	—
AZL NACM International Fund	4,160,363	—	—	51,275,193	9,046		—	—	—	55,435,556	9,046	—
AZL OCC Opportunity Fund	85,456,385	—	—	—	—	—	—	—	—	85,456,385	—	—
AZL Oppenheimer Global Fund	41,827,135	—	—	49,742,936	—	—	—	—	—	91,570,071	—	—
AZL Oppenheimer International Growth Fund	9,713,271	—	—	92,193,036	—	—	—	—	—	101,906,307	—	—
AZL PIMCO Fundamental IndexPLUS Total Return Fund	3,358,875	1,619,857	(2,981)	130,891,806	(536,909)	(1,976)	—	—	—	134,250,681	1,082,948	(4,957)
AZL S&P 500 Index Fund	253,051,791	492,137	—	1,334,537	—	—	—	—	—	254,386,328	492,137	—
AZL Schroder Emerging Markets Equity Fund	63,128,272	—	—	157,921,045	—	—	—	—	—	221,049,317	—	—
AZL Schroder International Small Cap Fund	4,459,547	—	—	54,820,469	—	—	—	—	—	59,280,016	—	—
AZL Small Cap Stock Index Fund	101,419,615	122,294	—	255,911	—	—	—	—	—	101,675,526	122,294	—
AZL TargetPLUS Balanced Fund	40,600,874	240,762	(1,806)	69,916,628	169,614	(3,279,494)	—	—	—	110,517,502	410,376	(3,281,300)
AZL TargetPLUS Equity Fund	46,282,195	—	—	8,769,436	—	—	—	—	—	55,051,631	—	—
AZL TargetPLUS Growth Fund	43,400,251	174,467	(950)	27,245,976	6,769	(2,203,727)	—	—	—	70,646,227	181,236	(2,204,677)
AZL TargetPLUS Moderate Fund	29,170,873	240,497	(950)	33,928,553	11,025	(2,232,460)	—	—	—	63,099,426	251,522	(2,233,410)
AZL Turner Quantitative Small Cap Growth Fund	38,242,494	—	—	—	—	—	—	—	—	38,242,494	—	—
AZL Van Kampen Comstock Fund	315,925,457	—	—	—	—	—	—	—	—	315,925,457	—	—
AZL Van Kampen Equity and Income Fund	113,543,586	(9,595)	—	44,838,982	—	—	—	—	—	158,382,568	(9,595)	—
AZL Van Kampen Global Franchise Fund	73,700,415	—	—	105,738,545	301,985	—	—	—	—	179,438,960	301,985	—
AZL Van Kampen Global Real Estate Fund	30,051,307	—	—	51,146,248	(1,503)	—	—	—	—	81,197,555	(1,503)	—
AZL Van Kampen Growth and Income Fund	139,420,963	(2,492)	—	448,068	—	—	—	—	—	139,869,031	(2,492)	—
AZL Van Kampen Mid Cap Growth Fund	208,922,462	—	—	18,854,489	—	—	1,950,540	—	—	229,727,491	—	—
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
AZL Van Kampen Mid Cap Growth Fund	Securities	Instruments*

Balance as of December 31, 2008	$1,950,540	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases (sales)	—	—
Transfers in (out) of Level 3	—	—

Balance as of March 31, 2009	$1,950,540	$—

*	Other financial instruments would include any derivative instruments, such as any futures, forwards, and swap agreements.

These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date May 28, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey Kletti

Jeffrey Kletti, President
Date May 28, 2009

By (Signature and Title)	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer
Date May 28, 2009